Total Bond Market Index Portfolio
Schedule of Investments (unaudited)
As of March 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (67.4%)
U.S. Government Securities (47.1%)
United States Treasury Note/Bond	0.750%	4/30/26	5,227	5,046
United States Treasury Note/Bond	4.875%	4/30/26	7,153	7,214
United States Treasury Note/Bond	1.625%	5/15/26	14,239	13,863
United States Treasury Note/Bond	3.625%	5/15/26	5,151	5,128
United States Treasury Note/Bond	0.750%	5/31/26	15,000	14,442
United States Treasury Note/Bond	2.125%	5/31/26	4,595	4,495
United States Treasury Note/Bond	4.875%	5/31/26	19,563	19,747
United States Treasury Note/Bond	4.125%	6/15/26	6,563	6,572
United States Treasury Note/Bond	0.875%	6/30/26	18,058	17,375
United States Treasury Note/Bond	1.875%	6/30/26	8,760	8,534
United States Treasury Note/Bond	4.625%	6/30/26	12,410	12,501
United States Treasury Note/Bond	4.500%	7/15/26	7,723	7,771
United States Treasury Note/Bond	0.625%	7/31/26	9,800	9,376
United States Treasury Note/Bond	1.875%	7/31/26	6,966	6,777
United States Treasury Note/Bond	4.375%	7/31/26	13,828	13,897
United States Treasury Note/Bond	1.500%	8/15/26	10,068	9,737
United States Treasury Note/Bond	4.375%	8/15/26	10,028	10,080
United States Treasury Note/Bond	6.750%	8/15/26	2,300	2,380
United States Treasury Note/Bond	0.750%	8/31/26	10,163	9,715
United States Treasury Note/Bond	3.750%	8/31/26	12,393	12,354
United States Treasury Note/Bond	4.625%	9/15/26	3,500	3,533
United States Treasury Note/Bond	0.875%	9/30/26	11,270	10,768
United States Treasury Note/Bond	3.500%	9/30/26	9,191	9,129
United States Treasury Note/Bond	4.625%	10/15/26	5,550	5,605
United States Treasury Note/Bond	1.125%	10/31/26	9,930	9,502
United States Treasury Note/Bond	1.625%	10/31/26	4,075	3,930
United States Treasury Note/Bond	4.125%	10/31/26	6,831	6,848
United States Treasury Note/Bond	2.000%	11/15/26	7,946	7,704
United States Treasury Note/Bond	4.625%	11/15/26	8,408	8,495
United States Treasury Note/Bond	1.250%	11/30/26	4,320	4,134
United States Treasury Note/Bond	1.625%	11/30/26	5,070	4,883
United States Treasury Note/Bond	4.250%	11/30/26	15,349	15,423
United States Treasury Note/Bond	4.375%	12/15/26	10,994	11,071
United States Treasury Note/Bond	1.250%	12/31/26	9,191	8,777
United States Treasury Note/Bond	1.750%	12/31/26	208	200
United States Treasury Note/Bond	4.250%	12/31/26	6,008	6,039
United States Treasury Note/Bond	4.000%	1/15/27	7,855	7,864
United States Treasury Note/Bond	1.500%	1/31/27	16,084	15,398
United States Treasury Note/Bond	4.125%	1/31/27	9,468	9,500
United States Treasury Note/Bond	2.250%	2/15/27	6,372	6,180
United States Treasury Note/Bond	4.125%	2/15/27	9,489	9,523
United States Treasury Note/Bond	6.625%	2/15/27	65	68
United States Treasury Note/Bond	1.125%	2/28/27	3,143	2,983
United States Treasury Note/Bond	1.875%	2/28/27	11,613	11,179
United States Treasury Note/Bond	4.125%	2/28/27	10,058	10,096
United States Treasury Note/Bond	4.250%	3/15/27	9,250	9,308
United States Treasury Note/Bond	0.625%	3/31/27	3,963	3,715
United States Treasury Note/Bond	2.500%	3/31/27	6,975	6,789
United States Treasury Note/Bond	3.875%	3/31/27	7,282	7,280
United States Treasury Note/Bond	4.500%	4/15/27	8,618	8,717
United States Treasury Note/Bond	0.500%	4/30/27	6,820	6,360
United States Treasury Note/Bond	2.750%	4/30/27	5,620	5,491
United States Treasury Note/Bond	2.375%	5/15/27	12,381	11,995
United States Treasury Note/Bond	4.500%	5/15/27	12,992	13,146
United States Treasury Note/Bond	0.500%	5/31/27	6,605	6,142
United States Treasury Note/Bond	2.625%	5/31/27	8,160	7,945
United States Treasury Note/Bond	4.625%	6/15/27	6,014	6,106
United States Treasury Note/Bond	0.500%	6/30/27	8,889	8,245
United States Treasury Note/Bond	3.250%	6/30/27	9,539	9,409
United States Treasury Note/Bond	4.375%	7/15/27	6,993	7,065

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	0.375%	7/31/27	8,560	7,893
United States Treasury Note/Bond	2.750%	7/31/27	11,284	10,997
United States Treasury Note/Bond	2.250%	8/15/27	7,572	7,291
United States Treasury Note/Bond	3.750%	8/15/27	9,160	9,130
United States Treasury Note/Bond	6.375%	8/15/27	185	195
United States Treasury Note/Bond	0.500%	8/31/27	7,825	7,217
United States Treasury Note/Bond	3.125%	8/31/27	7,888	7,747
United States Treasury Note/Bond	3.375%	9/15/27	7,144	7,058
United States Treasury Note/Bond	0.375%	9/30/27	8,525	7,818
United States Treasury Note/Bond	4.125%	9/30/27	7,865	7,910
United States Treasury Note/Bond	3.875%	10/15/27	8,813	8,809
United States Treasury Note/Bond	0.500%	10/31/27	10,290	9,438
United States Treasury Note/Bond	4.125%	10/31/27	8,761	8,809
United States Treasury Note/Bond	2.250%	11/15/27	8,402	8,059
United States Treasury Note/Bond	4.125%	11/15/27	9,350	9,404
United States Treasury Note/Bond	6.125%	11/15/27	114	120
United States Treasury Note/Bond	0.625%	11/30/27	8,128	7,461
United States Treasury Note/Bond	3.875%	11/30/27	7,507	7,503
United States Treasury Note/Bond	4.000%	12/15/27	9,190	9,217
United States Treasury Note/Bond	0.625%	12/31/27	11,360	10,400
United States Treasury Note/Bond	3.875%	12/31/27	6,060	6,058
United States Treasury Note/Bond	4.250%	1/15/28	8,232	8,309
United States Treasury Note/Bond	0.750%	1/31/28	10,585	9,698
United States Treasury Note/Bond	3.500%	1/31/28	7,650	7,569
United States Treasury Note/Bond	2.750%	2/15/28	9,790	9,489
United States Treasury Note/Bond	4.250%	2/15/28	8,872	8,960
United States Treasury Note/Bond	1.125%	2/29/28	12,043	11,136
United States Treasury Note/Bond	4.000%	2/29/28	5,261	5,277
United States Treasury Note/Bond	3.875%	3/15/28	10,133	10,131
United States Treasury Note/Bond	1.250%	3/31/28	10,511	9,733
United States Treasury Note/Bond	3.625%	3/31/28	6,846	6,797
United States Treasury Note/Bond	1.250%	4/30/28	10,814	9,993
United States Treasury Note/Bond	3.500%	4/30/28	6,803	6,724
United States Treasury Note/Bond	2.875%	5/15/28	12,080	11,715
United States Treasury Note/Bond	1.250%	5/31/28	10,615	9,786
United States Treasury Note/Bond	3.625%	5/31/28	8,468	8,398
United States Treasury Note/Bond	1.250%	6/30/28	9,941	9,144
United States Treasury Note/Bond	4.000%	6/30/28	8,012	8,038
United States Treasury Note/Bond	1.000%	7/31/28	11,480	10,447
United States Treasury Note/Bond	4.125%	7/31/28	6,769	6,817
United States Treasury Note/Bond	2.875%	8/15/28	13,491	13,053
United States Treasury Note/Bond	5.500%	8/15/28	325	341
United States Treasury Note/Bond	1.125%	8/31/28	13,987	12,754
United States Treasury Note/Bond	4.375%	8/31/28	5,507	5,588
United States Treasury Note/Bond	1.250%	9/30/28	13,792	12,603
United States Treasury Note/Bond	4.625%	9/30/28	8,643	8,844
United States Treasury Note/Bond	1.375%	10/31/28	10,725	9,823
United States Treasury Note/Bond	4.875%	10/31/28	8,068	8,325
United States Treasury Note/Bond	3.125%	11/15/28	11,328	11,025
United States Treasury Note/Bond	5.250%	11/15/28	1,655	1,725
United States Treasury Note/Bond	1.500%	11/30/28	9,995	9,178
United States Treasury Note/Bond	4.375%	11/30/28	11,190	11,365
United States Treasury Note/Bond	1.375%	12/31/28	10,224	9,326
United States Treasury Note/Bond	3.750%	12/31/28	8,356	8,308
United States Treasury Note/Bond	1.750%	1/31/29	8,040	7,424
United States Treasury Note/Bond	4.000%	1/31/29	9,078	9,104
United States Treasury Note/Bond	2.625%	2/15/29	10,133	9,664
United States Treasury Note/Bond	1.875%	2/28/29	8,640	8,003
United States Treasury Note/Bond	4.250%	2/28/29	12,436	12,584
United States Treasury Note/Bond	2.375%	3/31/29	9,595	9,048
United States Treasury Note/Bond	4.125%	3/31/29	9,089	9,156
United States Treasury Note/Bond	2.875%	4/30/29	9,400	9,028
United States Treasury Note/Bond	4.625%	4/30/29	9,639	9,890
United States Treasury Note/Bond	2.375%	5/15/29	9,945	9,361
United States Treasury Note/Bond	2.750%	5/31/29	8,802	8,406
United States Treasury Note/Bond	4.500%	5/31/29	13,554	13,848
United States Treasury Note/Bond	3.250%	6/30/29	7,145	6,955
United States Treasury Note/Bond	4.250%	6/30/29	12,477	12,629
United States Treasury Note/Bond	2.625%	7/31/29	6,550	6,210
United States Treasury Note/Bond	4.000%	7/31/29	10,176	10,201

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.625%	8/15/29	4,620	4,199
United States Treasury Note/Bond	3.125%	8/31/29	5,835	5,644
United States Treasury Note/Bond	3.625%	8/31/29	10,055	9,929
United States Treasury Note/Bond	3.500%	9/30/29	12,655	12,426
United States Treasury Note/Bond	3.875%	9/30/29	6,802	6,783
United States Treasury Note/Bond	4.000%	10/31/29	5,925	5,938
United States Treasury Note/Bond	4.125%	10/31/29	10,029	10,103
United States Treasury Note/Bond	1.750%	11/15/29	2,351	2,137
United States Treasury Note/Bond	3.875%	11/30/29	5,971	5,953
United States Treasury Note/Bond	4.125%	11/30/29	7,835	7,896
United States Treasury Note/Bond	3.875%	12/31/29	4,879	4,863
United States Treasury Note/Bond	4.375%	12/31/29	11,824	12,038
United States Treasury Note/Bond	3.500%	1/31/30	4,790	4,695
United States Treasury Note/Bond	4.250%	1/31/30	8,358	8,466
United States Treasury Note/Bond	1.500%	2/15/30	8,994	8,022
United States Treasury Note/Bond	4.000%	2/28/30	15,926	15,963
United States Treasury Note/Bond	3.625%	3/31/30	4,725	4,653
United States Treasury Note/Bond	4.000%	3/31/30	11,400	11,425
United States Treasury Note/Bond	3.500%	4/30/30	5,295	5,181
United States Treasury Note/Bond	0.625%	5/15/30	14,304	12,098
United States Treasury Note/Bond	6.250%	5/15/30	1,350	1,489
United States Treasury Note/Bond	3.750%	5/31/30	5,680	5,620
United States Treasury Note/Bond	3.750%	6/30/30	4,600	4,549
United States Treasury Note/Bond	4.000%	7/31/30	5,944	5,950
United States Treasury Note/Bond	0.625%	8/15/30	18,852	15,806
United States Treasury Note/Bond	4.125%	8/31/30	5,681	5,716
United States Treasury Note/Bond	4.625%	9/30/30	6,192	6,384
United States Treasury Note/Bond	4.875%	10/31/30	5,840	6,091
United States Treasury Note/Bond	0.875%	11/15/30	19,461	16,420
United States Treasury Note/Bond	4.375%	11/30/30	6,405	6,521
United States Treasury Note/Bond	3.750%	12/31/30	6,383	6,295
United States Treasury Note/Bond	4.000%	1/31/31	7,012	7,003
United States Treasury Note/Bond	1.125%	2/15/31	15,708	13,366
United States Treasury Note/Bond	5.375%	2/15/31	1,540	1,644
United States Treasury Note/Bond	4.250%	2/28/31	7,708	7,797
United States Treasury Note/Bond	4.125%	3/31/31	8,407	8,449
United States Treasury Note/Bond	4.625%	4/30/31	7,993	8,244
United States Treasury Note/Bond	1.625%	5/15/31	18,109	15,755
United States Treasury Note/Bond	4.625%	5/31/31	7,266	7,493
United States Treasury Note/Bond	4.250%	6/30/31	7,612	7,695
United States Treasury Note/Bond	4.125%	7/31/31	6,656	6,683
United States Treasury Note/Bond	1.250%	8/15/31	19,802	16,702
United States Treasury Note/Bond	3.750%	8/31/31	8,622	8,471
United States Treasury Note/Bond	3.625%	9/30/31	8,470	8,260
United States Treasury Note/Bond	4.125%	10/31/31	8,361	8,387
United States Treasury Note/Bond	1.375%	11/15/31	20,303	17,143
United States Treasury Note/Bond	4.125%	11/30/31	8,420	8,446
United States Treasury Note/Bond	4.500%	12/31/31	7,357	7,542
United States Treasury Note/Bond	4.375%	1/31/32	7,992	8,134
United States Treasury Note/Bond	1.875%	2/15/32	19,553	16,978
United States Treasury Note/Bond	4.125%	2/29/32	7,363	7,384
United States Treasury Note/Bond	4.125%	3/31/32	12,375	12,410
United States Treasury Note/Bond	2.875%	5/15/32	17,763	16,434
United States Treasury Note/Bond	2.750%	8/15/32	17,860	16,331
United States Treasury Note/Bond	4.125%	11/15/32	16,544	16,570
United States Treasury Note/Bond	3.500%	2/15/33	16,778	16,070
United States Treasury Note/Bond	3.375%	5/15/33	16,298	15,438
United States Treasury Note/Bond	3.875%	8/15/33	18,257	17,892
United States Treasury Note/Bond	4.500%	11/15/33	19,352	19,818
United States Treasury Note/Bond	4.000%	2/15/34	20,160	19,889
United States Treasury Note/Bond	4.375%	5/15/34	17,724	17,968
United States Treasury Note/Bond	3.875%	8/15/34	20,683	20,159
United States Treasury Note/Bond	4.250%	11/15/34	20,643	20,707
United States Treasury Note/Bond	4.625%	2/15/35	14,658	15,144
United States Treasury Note/Bond	4.500%	5/15/38	811	826
United States Treasury Note/Bond	3.500%	2/15/39	890	811
United States Treasury Note/Bond	4.250%	5/15/39	2,578	2,538
United States Treasury Note/Bond	4.500%	8/15/39	2,593	2,617
United States Treasury Note/Bond	4.375%	11/15/39	2,334	2,321
United States Treasury Note/Bond	4.625%	2/15/40	2,784	2,842

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.125%	5/15/40	5,124	3,239
United States Treasury Note/Bond	4.375%	5/15/40	2,339	2,321
United States Treasury Note/Bond	1.125%	8/15/40	9,155	5,732
United States Treasury Note/Bond	3.875%	8/15/40	2,515	2,351
United States Treasury Note/Bond	1.375%	11/15/40	9,599	6,236
United States Treasury Note/Bond	4.250%	11/15/40	2,195	2,139
United States Treasury Note/Bond	1.875%	2/15/41	11,798	8,275
United States Treasury Note/Bond	4.750%	2/15/41	1,981	2,041
United States Treasury Note/Bond	2.250%	5/15/41	9,531	7,061
United States Treasury Note/Bond	4.375%	5/15/41	1,904	1,876
United States Treasury Note/Bond	1.750%	8/15/41	13,291	9,005
United States Treasury Note/Bond	3.750%	8/15/41	2,140	1,950
United States Treasury Note/Bond	2.000%	11/15/41	11,218	7,877
United States Treasury Note/Bond	3.125%	11/15/41	1,801	1,504
United States Treasury Note/Bond	2.375%	2/15/42	8,961	6,649
United States Treasury Note/Bond	3.125%	2/15/42	2,081	1,732
United States Treasury Note/Bond	3.000%	5/15/42	2,120	1,725
United States Treasury Note/Bond	3.250%	5/15/42	7,780	6,573
United States Treasury Note/Bond	2.750%	8/15/42	2,895	2,259
United States Treasury Note/Bond	3.375%	8/15/42	6,422	5,505
United States Treasury Note/Bond	2.750%	11/15/42	4,256	3,309
United States Treasury Note/Bond	4.000%	11/15/42	6,447	6,014
United States Treasury Note/Bond	3.125%	2/15/43	3,380	2,773
United States Treasury Note/Bond	3.875%	2/15/43	6,772	6,197
United States Treasury Note/Bond	2.875%	5/15/43	5,245	4,128
United States Treasury Note/Bond	3.875%	5/15/43	6,383	5,827
United States Treasury Note/Bond	3.625%	8/15/43	4,680	4,112
United States Treasury Note/Bond	4.375%	8/15/43	7,145	6,963
United States Treasury Note/Bond	3.750%	11/15/43	4,185	3,735
United States Treasury Note/Bond	4.750%	11/15/43	6,650	6,794
United States Treasury Note/Bond	3.625%	2/15/44	4,238	3,706
United States Treasury Note/Bond	4.500%	2/15/44	6,878	6,796
United States Treasury Note/Bond	3.375%	5/15/44	4,726	3,973
United States Treasury Note/Bond	4.625%	5/15/44	7,094	7,116
United States Treasury Note/Bond	3.125%	8/15/44	4,548	3,667
United States Treasury Note/Bond	4.125%	8/15/44	7,083	6,637
United States Treasury Note/Bond	3.000%	11/15/44	4,203	3,310
United States Treasury Note/Bond	4.625%	11/15/44	7,572	7,584
United States Treasury Note/Bond	2.500%	2/15/45	5,559	4,006
United States Treasury Note/Bond	4.750%	2/15/45	5,600	5,703
United States Treasury Note/Bond	3.000%	5/15/45	2,574	2,018
United States Treasury Note/Bond	2.875%	8/15/45	2,899	2,219
United States Treasury Note/Bond	3.000%	11/15/45	1,865	1,455
United States Treasury Note/Bond	2.500%	2/15/46	3,877	2,756
United States Treasury Note/Bond	2.500%	5/15/46	4,692	3,324
United States Treasury Note/Bond	2.250%	8/15/46	5,736	3,856
United States Treasury Note/Bond	2.875%	11/15/46	2,765	2,089
United States Treasury Note/Bond	3.000%	2/15/47	4,690	3,611
United States Treasury Note/Bond	3.000%	5/15/47	3,973	3,051
United States Treasury Note/Bond	2.750%	8/15/47	5,672	4,147
United States Treasury Note/Bond	2.750%	11/15/47	6,273	4,575
United States Treasury Note/Bond	3.000%	2/15/48	6,979	5,319
United States Treasury Note/Bond	3.125%	5/15/48	7,185	5,592
United States Treasury Note/Bond	3.000%	8/15/48	7,714	5,856
United States Treasury Note/Bond	3.375%	11/15/48	8,588	6,968
United States Treasury Note/Bond	3.000%	2/15/49	9,270	7,007
United States Treasury Note/Bond	2.875%	5/15/49	8,925	6,577
United States Treasury Note/Bond	2.250%	8/15/49	6,754	4,355
United States Treasury Note/Bond	2.375%	11/15/49	7,648	5,059
United States Treasury Note/Bond	2.000%	2/15/50	8,942	5,410
United States Treasury Note/Bond	1.250%	5/15/50	7,161	3,555
United States Treasury Note/Bond	1.375%	8/15/50	9,976	5,082
United States Treasury Note/Bond	1.625%	11/15/50	10,171	5,534
United States Treasury Note/Bond	1.875%	2/15/51	13,054	7,567
United States Treasury Note/Bond	2.375%	5/15/51	12,375	8,090
United States Treasury Note/Bond	2.000%	8/15/51	12,350	7,354
United States Treasury Note/Bond	1.875%	11/15/51	12,120	6,969
United States Treasury Note/Bond	2.250%	2/15/52	11,332	7,146
United States Treasury Note/Bond	2.875%	5/15/52	10,830	7,862
United States Treasury Note/Bond	3.000%	8/15/52	10,308	7,675

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.000%	11/15/52	9,601	8,659
	United States Treasury Note/Bond	3.625%	2/15/53	9,754	8,216
	United States Treasury Note/Bond	3.625%	5/15/53	10,780	9,082
	United States Treasury Note/Bond	4.125%	8/15/53	10,763	9,919
	United States Treasury Note/Bond	4.750%	11/15/53	11,002	11,246
	United States Treasury Note/Bond	4.250%	2/15/54	11,481	10,819
	United States Treasury Note/Bond	4.625%	5/15/54	11,271	11,310
	United States Treasury Note/Bond	4.250%	8/15/54	11,605	10,956
	United States Treasury Note/Bond	4.500%	11/15/54	9,660	9,520
	United States Treasury Note/Bond	4.625%	2/15/55	13,900	13,996
					2,215,828
Agency Bonds and Notes (0.5%)
	Federal Farm Credit Banks Funding Corp.	4.375%	6/23/26	2,425	2,435
	Federal Farm Credit Banks Funding Corp.	4.500%	8/14/26	200	201
	Federal Farm Credit Banks Funding Corp.	3.875%	10/16/26	60	60
	Federal Farm Credit Banks Funding Corp.	4.750%	5/6/27	63	64
	Federal Farm Credit Banks Funding Corp.	4.500%	5/20/27	2,000	2,023
	Federal Farm Credit Banks Funding Corp.	4.250%	2/24/28	100	101
	Federal Farm Credit Banks Funding Corp.	4.500%	6/7/28	100	102
	Federal Farm Credit Banks Funding Corp.	4.250%	12/15/28	93	94
	Federal Farm Credit Banks Funding Corp.	3.500%	9/10/29	108	106
[1]	Federal Farm Credit Banks Funding Corp.	4.000%	4/1/30	100	100
	Federal Home Loan Banks	3.625%	9/4/26	400	398
	Federal Home Loan Banks	4.000%	10/9/26	500	500
	Federal Home Loan Banks	4.625%	11/17/26	550	556
	Federal Home Loan Banks	1.250%	12/21/26	1,000	955
	Federal Home Loan Banks	4.125%	1/15/27	225	226
	Federal Home Loan Banks	4.000%	3/10/27	225	225
	Federal Home Loan Banks	4.750%	4/9/27	200	203
	Federal Home Loan Banks	4.000%	6/30/28	450	451
	Federal Home Loan Banks	3.250%	11/16/28	315	308
	Federal Home Loan Banks	4.750%	12/8/28	50	51
	Federal Home Loan Banks	4.625%	6/8/29	370	379
	Federal Home Loan Banks	4.750%	3/10/34	45	46
	Federal Home Loan Banks	5.500%	7/15/36	1,400	1,528
[2]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	141
[2]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	1,736
[2]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	1,102	1,243
[2]	Federal National Mortgage Association	2.125%	4/24/26	575	563
[2]	Federal National Mortgage Association	1.875%	9/24/26	500	485
[2]	Federal National Mortgage Association	0.750%	10/8/27	1,000	925
[2]	Federal National Mortgage Association	6.250%	5/15/29	175	190
[2]	Federal National Mortgage Association	7.125%	1/15/30	925	1,050
[2]	Federal National Mortgage Association	7.250%	5/15/30	300	344
[2]	Federal National Mortgage Association	0.875%	8/5/30	1,400	1,189
[2]	Federal National Mortgage Association	6.625%	11/15/30	720	811
[2]	Federal National Mortgage Association	5.625%	7/15/37	275	304
	Private Export Funding Corp.	1.400%	7/15/28	175	160
	Private Export Funding Corp.	3.650%	3/15/30	100	98
	Tennessee Valley Authority	3.875%	3/15/28	375	374
	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,139
	Tennessee Valley Authority	1.500%	9/15/31	550	463
	Tennessee Valley Authority	4.375%	8/1/34	152	151
	Tennessee Valley Authority	4.650%	6/15/35	175	177
	Tennessee Valley Authority	5.880%	4/1/36	250	276
	Tennessee Valley Authority	5.500%	6/15/38	100	108
	Tennessee Valley Authority	5.250%	9/15/39	512	536
	Tennessee Valley Authority	4.875%	1/15/48	100	97
	Tennessee Valley Authority	5.250%	2/1/55	200	198
	Tennessee Valley Authority	5.375%	4/1/56	50	51
	Tennessee Valley Authority	4.625%	9/15/60	180	160
	Tennessee Valley Authority	4.250%	9/15/65	200	163
					24,244
Conventional Mortgage-Backed Securities (19.8%)
[2,3]	Freddie Mac Gold Pool	4.000%	5/1/25–11/1/48	7,417	7,070
[2,3]	Freddie Mac Gold Pool	4.500%	5/1/25–10/1/48	3,940	3,869
[2,3]	Freddie Mac Gold Pool	8.500%	6/1/25–11/1/30	2	2
[2,3]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	14,210	13,169
[2,3]	Freddie Mac Gold Pool	5.000%	9/1/25–11/1/48	1,005	1,017

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Freddie Mac Gold Pool	7.000%	12/1/25–2/1/37	41	43
[2,3]	Freddie Mac Gold Pool	3.000%	10/1/26–8/1/47	6,816	6,330
[2,3]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/37	2,476	2,378
[2,3]	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	1	1
[2,3]	Freddie Mac Gold Pool	5.500%	4/1/28–6/1/41	846	876
[2,3]	Freddie Mac Gold Pool	6.000%	7/1/28–3/1/39	475	503
[2,3]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	152	146
[1,3]	Ginnie Mae	3.500%	3/20/52	500	456
[1,3]	Ginnie Mae	5.000%	4/15/55	480	472
[1,3]	Ginnie Mae	5.500%	4/15/55	1,970	1,974
[1,3]	Ginnie Mae	6.000%	4/15/55	500	507
[3]	Ginnie Mae I Pool	4.000%	9/15/25–11/15/47	890	857
[3]	Ginnie Mae I Pool	4.500%	9/15/25–3/15/41	929	914
[3]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	866	807
[3]	Ginnie Mae I Pool	7.000%	12/15/25–10/15/31	11	11
[3]	Ginnie Mae I Pool	7.500%	12/15/25–1/15/31	4	5
[3]	Ginnie Mae I Pool	3.000%	1/15/26–7/15/43	656	594
[3]	Ginnie Mae I Pool	8.000%	5/15/26–10/15/30	6	6
[3]	Ginnie Mae I Pool	6.500%	8/15/27–12/15/38	57	62
[3]	Ginnie Mae I Pool	6.000%	6/15/32–3/15/40	40	42
[3]	Ginnie Mae I Pool	5.000%	5/15/34–4/15/41	631	637
[3]	Ginnie Mae II Pool	3.500%	9/20/25–1/20/55	23,285	21,593
[3]	Ginnie Mae II Pool	4.000%	9/20/25–12/20/54	16,918	16,070
[3]	Ginnie Mae II Pool	3.000%	2/20/27–5/20/53	30,345	27,127
[3]	Ginnie Mae II Pool	2.500%	6/20/27–5/20/52	30,283	25,902
[3]	Ginnie Mae II Pool	5.000%	12/20/32–2/20/55	27,379	27,019
[3]	Ginnie Mae II Pool	6.500%	12/20/35–2/20/55	8,220	8,468
[3]	Ginnie Mae II Pool	7.000%	8/20/36–9/20/54	1,922	1,992
[3]	Ginnie Mae II Pool	4.500%	2/20/39–2/20/55	20,975	20,262
[3]	Ginnie Mae II Pool	2.000%	8/20/50–2/20/52	30,126	24,653
[3]	Ginnie Mae II Pool	1.500%	12/20/51	928	725
[3]	Ginnie Mae II Pool	5.500%	10/20/52–3/20/55	28,492	28,643
[3]	Ginnie Mae II Pool	6.000%	12/20/52–3/20/55	19,291	19,640
[3]	Ginnie Mae II Pool	7.500%	2/20/54	130	134
[2,3]	UMBS Pool	4.000%	4/1/25–2/1/55	37,975	35,857
[2,3]	UMBS Pool	7.500%	7/1/25–1/1/54	412	437
[1,2,3]	UMBS Pool	3.500%	9/1/25–4/1/53	39,357	36,121
[1,2,3]	UMBS Pool	5.000%	9/1/25–4/14/55	53,323	52,647
[1,2,3]	UMBS Pool	6.000%	10/1/25–4/15/55	60,531	61,821
[2,3]	UMBS Pool	7.000%	10/1/25–11/1/54	6,068	6,367
[1,2,3]	UMBS Pool	3.000%	11/1/25–11/1/53	74,789	66,336
[2,3]	UMBS Pool	8.000%	11/1/26–11/1/30	1	1
[2,3]	UMBS Pool	8.500%	12/1/26–4/1/31	1	1
[2,3]	UMBS Pool	2.500%	1/1/27–9/1/52	116,729	99,244
[1,2,3]	UMBS Pool	2.000%	11/1/27–4/15/55	166,812	136,973
[1,2,3]	UMBS Pool	4.500%	4/1/28–2/1/55	35,087	33,958
[1,2,3]	UMBS Pool	5.500%	11/1/31–4/15/55	69,167	69,503
[1,2,3]	UMBS Pool	6.500%	9/1/32–4/15/55	31,626	32,825
[2,3]	UMBS Pool	1.500%	7/1/35–4/1/52	39,840	32,267
					929,334
Nonconventional Mortgage-Backed Securities (0.0%)
[2,3,4]	Fannie Mae Pool, 1YR CMT + 2.155%	6.405%	12/1/37	6	6
[2,3,4]	Fannie Mae Pool, 1YR CMT + 2.313%	6.563%	1/1/35	3	3
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.290%	6.141%	12/1/41	4	4
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.999%	9/1/37	11	11
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.431%	7.067%	7/1/36	3	3
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.465%	7.215%	10/1/37	6	6
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.472%	6.374%	3/1/43	18	18
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.527%	7.351%	10/1/37	5	5
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.559%	7.294%	9/1/43	2	2
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.560%	7.236%	7/1/43	17	18
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.598%	7.053%	6/1/43	6	6
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.612%	6.449%	1/1/42	6	7
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.623%	6.623%	2/1/36	1	1
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.502%	3/1/38	2	2
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.635%	6.635%	11/1/36	3	3
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.643%	7.392%	8/1/35	19	20
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.676%	7.315%	10/1/42	4	5
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.682%	6.682%	1/1/37	2	2

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.966%	10/1/39	4	4
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.257%	5/1/40	2	2
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.199%	9/1/42	14	15
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.698%	7.448%	8/1/40	3	3
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.700%	7.575%	7/1/37	1	1
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.515%	12/1/40	4	4
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.702%	7.127%	10/1/42	7	8
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.705%	6.314%	11/1/39	1	1
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.710%	6.990%	8/1/39	11	11
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.735%	7.365%	9/1/34	1	1
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.739%	7.270%	9/1/43	8	8
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.619%	12/1/33	1	1
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.747%	7.498%	7/1/41	13	14
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.750%	7.500%	10/1/40	4	4
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.755%	6.788%	5/1/42	6	6
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.655%	2/1/41	4	4
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.783%	6.768%	5/1/42	2	2
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.787%	7.190%	7/1/42	5	6
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.793%	7.307%	3/1/42	7	7
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.601%	3/1/42	8	8
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.796%	6.869%	8/1/42	18	19
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.799%	6.674%	11/1/39	3	3
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.669%	11/1/41	11	12
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.435%	11/1/33–11/1/39	5	6
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.810%	10/1/40	2	2
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.685%	12/1/40	2	2
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.742%	2/1/41	4	4
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.717%	11/1/41	6	6
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.651%	1/1/42	2	2
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.815%	11/1/40–2/1/41	7	7
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.440%	12/1/40	1	2
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.548%	5/1/41	5	5
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.565%	6/1/41	1	1
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.658%	12/1/41	8	8
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.823%	6.699%	3/1/41	6	7
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.575%	3/1/41	3	3
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.828%	7.375%	9/1/40	3	3
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.705%	4/1/41	8	9
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.830%	7.705%	6/1/41	5	5
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.782%	1/1/40	2	2
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.835%	7.210%	5/1/40	2	2
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.583%	12/1/39	6	6
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.840%	7.590%	8/1/39	5	5
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.880%	7.085%	11/1/34	3	3
[2,3,4]	Fannie Mae Pool, RFUCCT1Y + 1.909%	7.284%	4/1/37	4	4
[2,3,4]	Fannie Mae Pool, RFUCCT6M + 1.037%	6.473%	4/1/37	4	4
[2,3,4]	Fannie Mae Pool, RFUCCT6M + 1.840%	6.648%	8/1/37	6	6
[2,3,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.662%	11/1/34	8	8
[2,3,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.500%	2/1/36	2	2
[2,3,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	7.250%	5/1/36	1	1
[2,3,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.413%	6.674%	10/1/36	5	5
[2,3,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.265%	12/1/36	4	4
[2,3,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.390%	5/1/42	1	1
[2,3,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.660%	10/1/37	2	2
[2,3,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	6.290%	12/1/34	2	2
[2,3,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.589%	2/1/37	3	3
[2,3,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	6.610%	12/1/35	1	1
[2,3,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	6.369%	12/1/36	5	5
[2,3,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	6.620%	12/1/40	4	5
[2,3,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	7.125%	5/1/38	1	1
[2,3,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.836%	6.868%	2/1/42	3	3
[2,3,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.480%	5/1/37	1	2
[2,3,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.309%	5/1/40	1	1
[2,3,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.755%	6/1/40	6	6
[2,3,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.755%	12/1/40–3/1/41	2	2
[2,3,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.825%	1/1/41	7	7
[2,3,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.684%	6/1/41	2	2
[2,3,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	7.598%	6/1/40	2	2
[2,3,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.883%	6.808%	2/1/42	1	1
[2,3,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.893%	7.491%	9/1/40	2	2

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	7.775%	6/1/40	1	1
[2,3,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.700%	11/1/40	6	6
[2,3,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.843%	1/1/41	1	1
[2,3,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.785%	2/1/41	2	2
[2,3,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.812%	2/1/41	2	2
[2,3,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.960%	3/1/38	2	2
[2,3,4]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	6.606%	6/1/37	6	6
[3,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.875%	7/20/38–12/20/40	6	6
[3,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.750%	10/20/38–12/20/42	43	44
[3,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.625%	1/20/41–3/20/43	44	45
[3,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.875%	4/20/41–6/20/43	31	31
[3,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.375%	11/20/40	1	1
[3,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	5.375%	5/20/41	2	2
[3,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	7.125%	5/20/41	3	3
					590
Total U.S. Government and Agency Obligations (Cost $3,417,137)					3,169,996
Asset-Backed/Commercial Mortgage-Backed Securities (2.3%)
[3]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/26	27	27
[3]	Ally Auto Receivables Trust Class A3 Series 2022-2	4.760%	5/17/27	69	70
[3]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/28	53	53
[3]	Ally Auto Receivables Trust Class A3 Series 2024-2	4.140%	7/16/29	80	80
[3]	Ally Auto Receivables Trust Class A4 Series 2022-2	4.870%	4/17/28	50	50
[3]	Ally Auto Receivables Trust Class A4 Series 2023-1	5.270%	11/15/28	16	16
[3]	Ally Auto Receivables Trust Class A4 Series 2024-2	4.140%	10/15/30	35	35
[3]	American Express Credit Account Master Trust Class A Series 2022-2	3.390%	5/15/27	750	749
[3]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	425	424
[3]	American Express Credit Account Master Trust Class A Series 2023-1	4.870%	5/15/28	275	277
[3]	American Express Credit Account Master Trust Class A Series 2023-2	4.800%	5/15/30	75	76
[3]	American Express Credit Account Master Trust Class A Series 2023-3	5.230%	9/15/28	200	202
[3]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/15/30	200	206
[3]	American Express Credit Account Master Trust Class A Series 2024-1	5.230%	4/15/29	400	407
[3]	American Express Credit Account Master Trust Class A Series 2024-2	5.240%	4/15/31	200	207
[3]	American Express Credit Account Master Trust Class A Series 2025-1	4.560%	12/17/29	125	126
[3]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	50	50
[3]	AmeriCredit Automobile Receivables Trust Class C Series 2021-1	0.890%	10/19/26	5	5
[3]	AmeriCredit Automobile Receivables Trust Class C Series 2023-1	5.800%	12/18/28	25	26
[3]	BA Credit Card Trust Class A Series 2024-A1	4.930%	5/15/29	200	203
[3]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	150	150
[3]	BA Credit Card Trust Class A1 Series 2023-A1	4.790%	5/15/28	200	201
[3]	Banc of America Commercial Mortgage Trust Class A4 Series 2015-UBS7	3.705%	9/15/48	75	74
[3]	Banc of America Commercial Mortgage Trust Class ASB Series 2015-UBS7	3.429%	9/15/48	3	3
[3]	BANK Class A2 Series 2018-BNK14	4.128%	9/15/60	17	17
[3]	BANK Class A3 Series 2017-BNK9	3.279%	11/15/54	66	65
[3,4]	BANK Class A3 Series 2018-BNK11	4.046%	3/15/61	100	98
[3]	BANK Class A3 Series 2019-BNK19	3.183%	8/15/61	75	69
[3]	BANK Class A3 Series 2019-BNK20	3.011%	9/15/62	170	156
[3]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/52	180	165
[3]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/62	150	138
[3]	BANK Class A4 Series 2017-BNK6	3.254%	7/15/60	47	45
[3]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	100	97
[3]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	150	142
[3]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/54	150	145
[3,4]	BANK Class A4 Series 2018-BNK12	4.255%	5/15/61	125	123
[3]	BANK Class A4 Series 2018-BNK13	3.953%	8/15/61	50	49
[3,4]	BANK Class A4 Series 2018-BNK14	4.231%	9/15/60	100	98
[3,4]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/61	110	109
[3]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/52	125	121
[3]	BANK Class A4 Series 2019-BNK17	3.714%	4/15/52	100	96
[3]	BANK Class A4 Series 2019-BNK18	3.584%	5/15/62	100	94
[3]	BANK Class A4 Series 2019-BNK22	2.978%	11/15/62	290	267
[3]	BANK Class A4 Series 2020-BNK26	2.403%	3/15/63	175	155
[3]	BANK Class A4 Series 2020-BNK28	1.844%	3/15/63	50	43
[3]	BANK Class A4 Series 2020-BNK29	1.997%	11/15/53	50	42
[3]	BANK Class A4 Series 2020-BNK30	1.925%	12/15/53	75	63
[3]	BANK Class A4 Series 2021-BNK31	2.036%	2/15/54	50	43
[3]	BANK Class A4 Series 2023-BNK46	5.745%	8/15/56	100	105
[3]	BANK Class A5 Series 2017-BNK5	3.390%	6/15/60	150	145
[3]	BANK Class A5 Series 2017-BNK6	3.518%	7/15/60	404	392

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	75	73
[3]	BANK Class A5 Series 2018-BNK10	3.688%	2/15/61	250	243
[3,4]	BANK Class A5 Series 2018-BNK13	4.217%	8/15/61	25	25
[3]	BANK Class A5 Series 2019-BNK21	2.851%	10/17/52	100	91
[3]	BANK Class A5 Series 2020-BNK25	2.649%	1/15/63	200	180
[3]	BANK Class A5 Series 2020-BNK27	2.144%	4/15/63	150	129
[3,4]	BANK Class A5 Series 2021-BN32	2.643%	4/15/54	75	66
[3]	BANK Class A5 Series 2021-BNK33	2.556%	5/15/64	50	44
[3]	BANK Class A5 Series 2021-BNK34	2.438%	6/15/63	150	128
[3]	BANK Class A5 Series 2021-BNK35	2.285%	6/15/64	100	86
[3]	BANK Class A5 Series 2021-BNK36	2.470%	9/15/64	125	108
[3,4]	BANK Class A5 Series 2021-BNK37	2.618%	11/15/64	125	108
[3]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/55	175	168
[3]	BANK Class A5 Series 2023-BNK45	5.203%	2/15/56	50	50
[3]	BANK Class A5 Series 2024-BNK47	5.716%	6/15/57	220	230
[3]	BANK Class A5 Series 2024-BNK48	5.053%	10/15/57	275	275
[3]	BANK Class AS Series 2017-BNK5	3.624%	6/15/60	100	96
[3,4]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	404	391
[3]	BANK Class AS Series 2017-BNK7	3.748%	9/15/60	75	72
[3]	BANK Class AS Series 2017-BNK8	3.731%	11/15/50	25	23
[3,4]	BANK Class AS Series 2018-BNK10	3.898%	2/15/61	50	48
[3,4]	BANK Class AS Series 2018-BNK12	4.341%	5/15/61	50	49
[3,4]	BANK Class AS Series 2018-BNK14	4.481%	9/15/60	25	24
[3]	BANK Class AS Series 2019-BNK17	3.976%	4/15/52	25	24
[3,4]	BANK Class AS Series 2019-BNK18	3.826%	5/15/62	50	46
[3]	BANK Class AS Series 2019-BNK21	3.093%	10/17/52	75	67
[3]	BANK Class AS Series 2019-BNK23	3.203%	12/15/52	75	68
[3,4]	BANK Class AS Series 2019-BNK24	3.283%	11/15/62	75	69
[3]	BANK Class AS Series 2020-BNK25	2.841%	1/15/63	65	58
[3]	BANK Class AS Series 2020-BNK26	2.687%	3/15/63	55	48
[3]	BANK Class AS Series 2020-BNK27	2.551%	4/15/63	50	42
[3,4]	BANK Class AS Series 2021-BNK31	2.211%	2/15/54	25	21
[3,4]	BANK Class AS Series 2021-BNK36	2.695%	9/15/64	50	43
[3,4]	BANK Class AS Series 2023-BNK45	5.651%	2/15/56	25	25
[3,4]	BANK Class AS Series 2024-BNK48	5.355%	10/15/57	250	248
[3]	BANK Class ASB Series 2018-BNK10	3.641%	2/15/61	28	27
[3,4]	BANK Class C Series 2017-BNK8	4.092%	11/15/50	50	40
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	72	70
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Class AS Series 2017-BNK3	3.748%	2/15/50	28	27
[3,4]	BANK5 Class A3 Series 2023-5YR2	6.656%	7/15/56	100	105
[3,4]	BANK5 Class A3 Series 2023-5YR3	6.724%	9/15/56	50	53
[3]	BANK5 Class A3 Series 2024-5YR9	5.614%	8/15/57	100	103
[3,4]	BANK5 Class AS Series 2023-5YR2	7.140%	7/15/56	25	26
[3,4]	BANK5 Class AS Series 2023-5YR3	7.315%	9/15/56	50	54
[3]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/52	250	239
[3]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/52	150	139
[3]	Barclays Commercial Mortgage Trust Class A5 Series 2019-C4	2.919%	8/15/52	275	253
[3]	Barclays Commercial Mortgage Trust Class AS Series 2019-C4	3.171%	8/15/52	25	23
[3,4]	Barclays Commercial Mortgage Trust Class AS Series 2019-C5	3.366%	11/15/52	100	92
[3]	Barclays Dryrock Issuance Trust Class A Series 2023-1	4.720%	2/15/29	275	276
[3]	BBCMS Mortgage Trust Class A3 Series 2024-5C25	5.946%	3/15/57	320	332
[3]	BBCMS Mortgage Trust Class A4 Series 2017-C1	3.674%	2/15/50	125	122
[3]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	100	90
[3]	BBCMS Mortgage Trust Class A4 Series 2025-C32	5.433%	2/15/62	100	103
[3]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/51	125	123
[3]	BBCMS Mortgage Trust Class A5 Series 2020-C7	2.037%	4/15/53	50	44
[3]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/53	125	108
[3]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/54	50	43
[3]	BBCMS Mortgage Trust Class A5 Series 2021-C12	2.689%	11/15/54	100	87
[3]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/54	150	131
[3,4]	BBCMS Mortgage Trust Class A5 Series 2022-C4	2.946%	2/15/55	200	175
[3]	BBCMS Mortgage Trust Class A5 Series 2023-C19	5.451%	4/15/56	50	51
[3]	BBCMS Mortgage Trust Class A5 Series 2023-C20	5.576%	7/15/56	25	26
[3,4]	BBCMS Mortgage Trust Class A5 Series 2023-C21	6.000%	9/15/56	100	106
[3,4]	BBCMS Mortgage Trust Class A5 Series 2023-C22	6.804%	11/15/56	50	56
[3]	BBCMS Mortgage Trust Class A5 Series 2024-C24	5.419%	2/15/57	50	51
[3]	BBCMS Mortgage Trust Class A5 Series 2024-C26	5.829%	5/15/57	200	210
[3]	BBCMS Mortgage Trust Class A5 Series 2024-C28	5.403%	9/15/57	100	102
[3]	BBCMS Mortgage Trust Class A5 Series 2024-C30	5.532%	11/15/57	450	464
[3]	BBCMS Mortgage Trust Class A5 Series 2025-C32	5.720%	2/15/62	100	105

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	BBCMS Mortgage Trust Class AS Series 2017-C1	3.898%	2/15/50	100	96
[3]	BBCMS Mortgage Trust Class AS Series 2020-C6	2.840%	2/15/53	35	31
[3,4]	BBCMS Mortgage Trust Class AS Series 2023-C19	6.070%	4/15/56	25	26
[3,4]	BBCMS Mortgage Trust Class AS Series 2023-C20	5.973%	7/15/56	25	26
[3,4]	BBCMS Mortgage Trust Class AS Series 2023-C21	6.299%	9/15/56	50	53
[3]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	150	132
[3]	Benchmark Mortgage Trust Class A2 Series 2020-B17	2.211%	3/15/53	27	26
[3]	Benchmark Mortgage Trust Class A3 Series 2020-IG1	2.687%	9/15/43	125	106
[3,4]	Benchmark Mortgage Trust Class A3 Series 2023-V2	5.812%	5/15/55	75	77
[3,4]	Benchmark Mortgage Trust Class A3 Series 2023-V3	6.363%	7/15/56	20	21
[3]	Benchmark Mortgage Trust Class A3 Series 2024-V5	5.805%	1/10/57	50	52
[3]	Benchmark Mortgage Trust Class A3 Series 2024-V10	5.277%	9/15/57	200	203
[3]	Benchmark Mortgage Trust Class A4 Series 2018-B5	4.208%	7/15/51	75	73
[3]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	50	49
[3,4]	Benchmark Mortgage Trust Class A4 Series 2018-B7	4.510%	5/15/53	175	172
[3]	Benchmark Mortgage Trust Class A4 Series 2019-B10	3.717%	3/15/62	80	77
[3]	Benchmark Mortgage Trust Class A4 Series 2019-B13	2.952%	8/15/57	280	258
[3,4]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	100	97
[3,4]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	325	315
[3]	Benchmark Mortgage Trust Class A5 Series 2018-B3	4.025%	4/10/51	225	219
[3,4]	Benchmark Mortgage Trust Class A5 Series 2018-B4	4.121%	7/15/51	350	342
[3]	Benchmark Mortgage Trust Class A5 Series 2018-B8	4.232%	1/15/52	125	121
[3]	Benchmark Mortgage Trust Class A5 Series 2019-B14	3.049%	12/15/62	225	207
[3]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	230	210
[3]	Benchmark Mortgage Trust Class A5 Series 2019-B9	4.016%	3/15/52	105	101
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	100	91
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B17	2.289%	3/15/53	100	88
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B20	2.034%	10/15/53	100	85
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B21	1.978%	12/17/53	125	106
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B22	1.973%	1/15/54	100	85
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B23	2.070%	2/15/54	225	191
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B24	2.584%	3/15/54	125	108
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.577%	4/15/54	125	108
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.847%	4/15/54	50	42
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B26	2.613%	6/15/54	75	65
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B28	2.224%	8/15/54	100	85
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B29	2.388%	9/15/54	50	43
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B30	2.576%	11/15/54	200	173
[3,4]	Benchmark Mortgage Trust Class A5 Series 2022-B32	3.002%	1/15/55	275	239
[3]	Benchmark Mortgage Trust Class A5 Series 2022-B33	3.458%	3/15/55	75	68
[3,4]	Benchmark Mortgage Trust Class A5 Series 2022-B34	3.786%	4/15/55	50	46
[3,4]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/55	100	96
[3]	Benchmark Mortgage Trust Class A5 Series 2023-B39	5.754%	7/15/56	175	183
[3,4]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	50	48
[3,4]	Benchmark Mortgage Trust Class AM Series 2018-B4	4.311%	7/15/51	75	71
[3]	Benchmark Mortgage Trust Class AM Series 2019-B10	3.979%	3/15/62	50	47
[3,4]	Benchmark Mortgage Trust Class AM Series 2020-B16	2.944%	2/15/53	25	22
[3,4]	Benchmark Mortgage Trust Class AS Series 2018-B2	4.084%	2/15/51	150	143
[3]	Benchmark Mortgage Trust Class AS Series 2018-B6	4.441%	10/10/51	25	24
[3,4]	Benchmark Mortgage Trust Class AS Series 2018-B8	4.532%	1/15/52	50	48
[3]	Benchmark Mortgage Trust Class AS Series 2019-B11	3.784%	5/15/52	75	69
[3]	Benchmark Mortgage Trust Class AS Series 2020-B17	2.583%	3/15/53	30	26
[3]	Benchmark Mortgage Trust Class AS Series 2020-B19	2.148%	9/15/53	25	21
[3]	Benchmark Mortgage Trust Class AS Series 2020-B20	2.375%	10/15/53	10	8
[3,4]	Benchmark Mortgage Trust Class AS Series 2020-IG1	2.909%	9/15/43	50	40
[3]	Benchmark Mortgage Trust Class AS Series 2021-B23	2.274%	2/15/54	75	61
[3]	Benchmark Mortgage Trust Class AS Series 2021-B24	2.780%	3/15/54	25	21
[3,4]	Benchmark Mortgage Trust Class AS Series 2022-B32	3.410%	1/15/55	75	64
[3]	Benchmark Mortgage Trust Class AS Series 2023-B39	6.250%	7/15/56	50	52
[3,4]	Benchmark Mortgage Trust Class AS Series 2023-V2	6.537%	5/15/55	25	26
[3,4]	Benchmark Mortgage Trust Class AS Series 2023-V3	7.097%	7/15/56	60	63
[3,4]	Benchmark Mortgage Trust Class AS Series 2024-V10	5.725%	9/15/57	100	101
[3,4]	BMO Mortgage Trust Class A3 Series 2023-5C1	6.534%	8/15/56	400	419
[3]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/57	50	51
[3,4]	BMO Mortgage Trust Class A5 Series 2022-C1	3.374%	2/15/55	50	45
[3]	BMO Mortgage Trust Class A5 Series 2022-C3	5.313%	9/15/54	200	203
[3,4]	BMO Mortgage Trust Class A5 Series 2023-C4	5.117%	2/15/56	50	50
[3]	BMO Mortgage Trust Class A5 Series 2023-C5	5.765%	6/15/56	50	52
[3,4]	BMO Mortgage Trust Class A5 Series 2023-C6	5.956%	9/15/56	100	106
[3,4]	BMO Mortgage Trust Class A5 Series 2024-C10	5.478%	11/15/57	100	103

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	BMO Mortgage Trust Class A5 Series 2024-C9	5.759%	7/15/57	90	94
[3]	BMO Mortgage Trust Class A5 Series 2025-C11	5.687%	2/15/58	200	208
[3,4]	BMO Mortgage Trust Class AS Series 2023-5C1	7.118%	8/15/56	300	317
[3,4]	BMO Mortgage Trust Class AS Series 2023-5C1	6.550%	9/15/56	40	43
[3,4]	BMO Mortgage Trust Class AS Series 2023-5C2	7.244%	11/15/56	200	213
[3,4]	BMO Mortgage Trust Class AS Series 2023-C5	6.162%	6/15/56	25	26
[3,4]	BMO Mortgage Trust Class AS Series 2023-C7	6.674%	12/15/56	200	216
[3,4]	BMO Mortgage Trust Class AS Series 2024-5C4	6.866%	5/15/57	300	316
[3,4]	BMO Mortgage Trust Class B Series 2024-5C4	7.019%	5/15/57	300	315
[3]	BMW Vehicle Lease Trust Class A3 Series 2023-2	5.990%	9/25/26	16	16
[3]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/27	100	100
[3]	BMW Vehicle Lease Trust Class A3 Series 2024-2	4.180%	10/25/27	90	90
[3]	BMW Vehicle Lease Trust Class A4 Series 2023-1	5.070%	6/25/26	20	20
[3]	BMW Vehicle Lease Trust Class A4 Series 2023-2	5.980%	2/25/27	25	25
[3]	BMW Vehicle Lease Trust Class A4 Series 2024-1	5.000%	6/25/27	50	50
[3]	BMW Vehicle Lease Trust Class A4 Series 2024-2	4.210%	2/25/28	95	95
[3]	BMW Vehicle Owner Trust Class A3 Series 2022-A	3.210%	8/25/26	5	5
[3]	BMW Vehicle Owner Trust Class A3 Series 2023-A	5.470%	2/25/28	24	24
[3]	BMW Vehicle Owner Trust Class A3 Series 2024-A	5.180%	2/26/29	200	202
[3]	BMW Vehicle Owner Trust Class A3 Series 2025-A	4.560%	9/25/29	125	126
[3]	BMW Vehicle Owner Trust Class A4 Series 2023-A	5.250%	11/26/29	7	7
[3]	BMW Vehicle Owner Trust Class A4 Series 2025-A	4.660%	12/27/32	75	76
[3]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2024-3	5.340%	4/17/28	100	100
[3]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	135	123
[3]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF1	3.786%	5/15/52	125	119
[3]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF2	2.874%	11/15/52	140	128
[3]	Cantor Commercial Real Estate Lending Class AS Series 2019-CF3	3.298%	1/15/53	60	53
[3]	Capital One Multi-Asset Execution Trust Class A Series 2023-A1	4.420%	5/15/28	300	300
[3]	Capital One Multi-Asset Execution Trust Class A2 Series 2021-A2	1.390%	7/15/30	450	409
[3]	Capital One Multi-Asset Execution Trust Class A3 Series 2019-A3	2.060%	8/15/28	300	291
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2021-1	0.770%	9/15/26	11	11
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-1	3.170%	4/15/27	40	40
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-2	3.660%	5/17/27	40	40
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2023-1	4.870%	2/15/28	21	21
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2024-1	4.620%	7/16/29	90	90
[3]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-1	3.320%	9/15/27	50	49
[3]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/28	25	25
[3]	Capital One Prime Auto Receivables Trust Class A4 Series 2024-1	4.660%	1/15/30	40	40
[3]	CarMax Auto Owner Trust Class A3 Series 2022-1	1.470%	12/15/26	23	23
[3]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	29	29
[3]	CarMax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/28	71	72
[3]	CarMax Auto Owner Trust Class A3 Series 2023-3	5.280%	5/15/28	40	40
[3]	CarMax Auto Owner Trust Class A3 Series 2024-1	4.920%	10/16/28	50	50
[3]	Carmax Auto Owner Trust Class A3 Series 2024-3	4.890%	7/16/29	250	252
[3]	CarMax Auto Owner Trust Class A4 Series 2021-2	0.810%	12/15/26	14	14
[3]	CarMax Auto Owner Trust Class A4 Series 2022-1	1.700%	8/16/27	50	49
[3]	CarMax Auto Owner Trust Class A4 Series 2023-1	4.650%	1/16/29	25	25
[3]	CarMax Auto Owner Trust Class A4 Series 2023-2	5.010%	11/15/28	25	25
[3]	CarMax Auto Owner Trust Class A4 Series 2023-3	5.260%	2/15/29	20	20
[3]	CarMax Auto Owner Trust Class A4 Series 2023-4	5.960%	5/15/29	50	52
[3]	CarMax Auto Owner Trust Class A4 Series 2024-4	4.640%	4/15/30	80	80
[3]	Carvana Auto Receivables Trust Class A3 Series 2021-P3	0.700%	11/10/26	6	6
[3]	CD Mortgage Trust Class A3 Series 2019-CD8	2.657%	8/15/57	38	35
[3]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	150	143
[3,4]	CD Mortgage Trust Class A4 Series 2016-CD2	3.526%	11/10/49	100	96
[3]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	144	137
[3]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	75	74
[3]	CD Mortgage Trust Class A4 Series 2019-CD8	2.912%	8/15/57	450	411
[3]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	125	120
[3,4]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	75	72
[3]	CD Mortgage Trust Class AS Series 2017-CD3	3.833%	2/10/50	31	27
[3]	CD Mortgage Trust Class ASB Series 2017-CD6	3.332%	11/13/50	25	25
[3]	CD Mortgage Trust Class ASB Series 2018-CD7	4.213%	8/15/51	7	7
[3]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C3	3.865%	1/10/48	125	124
[3,4]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C6	3.217%	11/10/49	250	243
[3]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	150	148
[3]	CFCRE Commercial Mortgage Trust Class A4 Series 2017-C8	3.572%	6/15/50	50	48
[3]	CFCRE Commercial Mortgage Trust Class AM Series 2016-C4	3.691%	5/10/58	100	98
[3]	CGMS Commercial Mortgage Trust Class A4 Series 2017-B1	3.458%	8/15/50	250	242
[3,4]	CGMS Commercial Mortgage Trust Class AS Series 2017-B1	3.711%	8/15/50	50	48

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Chase Issuance Trust Class A Series 2022-A1	3.970%	9/15/27	100	100
[3]	Chase Issuance Trust Class A Series 2023-A1	5.160%	9/15/28	120	121
[3]	Chase Issuance Trust Class A Series 2023-A2	5.080%	9/15/30	100	103
[3]	Chase Issuance Trust Class A Series 2024-A1	4.620%	1/16/29	200	201
[3]	Chase Issuance Trust Class A Series 2024-A2	4.720%	1/15/31	100	101
[3]	Citibank Credit Card Issuance Trust Class A3 Series 2007-A3	6.150%	6/15/39	100	110
[3]	Citibank Credit Card Issuance Trust Class A7 Series 2018-A7	3.960%	10/13/30	200	198
[3]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-P4	2.646%	7/10/49	150	146
[3]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-C4	3.209%	10/12/50	83	80
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	99	98
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-C1	3.209%	5/10/49	125	123
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC37	3.314%	4/10/49	50	49
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-P4	2.902%	7/10/49	75	73
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	250	242
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/51	275	269
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-GC43	3.038%	11/10/52	275	249
[3]	Citigroup Commercial Mortgage Trust Class A5 Series 2016-GC36	3.616%	2/10/49	475	467
[3]	Citigroup Commercial Mortgage Trust Class A5 Series 2019-GC41	2.869%	8/10/56	225	206
[3]	Citigroup Commercial Mortgage Trust Class A5 Series 2020-GC46	2.717%	2/15/53	110	98
[3,4]	Citigroup Commercial Mortgage Trust Class A5 Series 2022-GC48	4.579%	5/15/54	75	74
[3]	Citigroup Commercial Mortgage Trust Class AAB Series 2016-C1	3.003%	5/10/49	8	8
[3]	Citigroup Commercial Mortgage Trust Class AS Series 2017-C4	3.764%	10/12/50	50	48
[3,4]	Citigroup Commercial Mortgage Trust Class AS Series 2020-GC46	2.918%	2/15/53	45	39
[3,4]	Citigroup Commercial Mortgage Trust Class B Series 2015-GC29	3.758%	4/10/48	84	81
[3]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	21	21
[3]	CNH Equipment Trust Class A3 Series 2023-A	4.810%	8/15/28	50	50
[3]	CNH Equipment Trust Class A3 Series 2023-B	5.600%	2/15/29	50	51
[3]	CNH Equipment Trust Class A3 Series 2024-A	4.770%	6/15/29	50	50
[3]	CNH Equipment Trust Class A4 Series 2024-C	4.120%	3/15/32	50	49
[3]	COMM Mortgage Trust Class A3 Series 2017-COR2	3.510%	9/10/50	35	34
[3]	COMM Mortgage Trust Class A3 Series 2018-COR3	4.228%	5/10/51	125	121
[3]	COMM Mortgage Trust Class A4 Series 2015-CR24	3.432%	8/10/48	91	91
[3]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	225	223
[3]	COMM Mortgage Trust Class A5 Series 2014-UBS4	3.694%	8/10/47	3	3
[3]	COMM Mortgage Trust Class A5 Series 2015-CR22	3.309%	3/10/48	26	26
[3]	COMM Mortgage Trust Class A5 Series 2019-GC44	2.950%	8/15/57	115	106
[3]	COMM Mortgage Trust Class AM Series 2013-CR12	4.300%	10/10/46	16	15
[3,4]	COMM Mortgage Trust Class AM Series 2015-CR22	3.603%	3/10/48	100	97
[3]	COMM Mortgage Trust Class AM Series 2015-CR23	3.801%	5/10/48	29	29
[3]	COMM Mortgage Trust Class AM Series 2015-LC19	3.527%	2/10/48	3	3
[3]	COMM Mortgage Trust Class AM Series 2019-GC44	3.263%	8/15/57	50	45
[3]	COMM Mortgage Trust Class ASB Series 2015-CR27	3.404%	10/10/48	11	11
[3]	COMM Mortgage Trust Class ASB Series 2016-DC2	3.550%	2/10/49	14	14
[3,4]	COMM Mortgage Trust Class B Series 2013-CR12	4.762%	10/10/46	25	13
[3,4]	COMM Mortgage Trust Class B Series 2014-CR15	3.920%	2/10/47	14	14
[3]	CSAIL Commercial Mortgage Trust Class A3 Series 2019-C16	3.329%	6/15/52	275	257
[3]	CSAIL Commercial Mortgage Trust Class A3 Series 2021-C20	2.805%	3/15/54	250	222
[3]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C3	3.718%	8/15/48	91	91
[3]	CSAIL Commercial Mortgage Trust Class A4 Series 2017-C8	3.392%	6/15/50	150	145
[3,4]	CSAIL Commercial Mortgage Trust Class A4 Series 2018-CX12	4.224%	8/15/51	25	24
[3]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C15	4.053%	3/15/52	225	220
[3]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	200	194
[3,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX10	3.458%	11/15/50	150	143
[3]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX9	3.446%	9/15/50	50	47
[3,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2018-CX11	4.033%	4/15/51	275	269
[3,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C1	3.791%	4/15/50	46	45
[3,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C2	3.849%	6/15/57	75	74
[3,4]	CSAIL Commercial Mortgage Trust Class AS Series 2021-C20	3.076%	3/15/54	50	43
[3]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C4	3.617%	11/15/48	3	3
[3,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C1	3.960%	4/15/50	50	48
[3,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C3	4.112%	8/15/48	50	47
[3]	Daimler Trucks Retail Trust Class A3 Series 2022-1	5.230%	2/17/26	9	9
[3]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	100	98
[3]	DBJPM Mortgage Trust Class A4 Series 2016-C1	3.276%	5/10/49	75	74
[3]	DBJPM Mortgage Trust Class A5 Series 2016-C3	2.890%	8/10/49	100	97
[3]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	100	96
[3]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/53	50	43
[3,4]	DBJPM Mortgage Trust Class AM Series 2017-C6	3.561%	6/10/50	50	47
[3]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	225	226
[3]	Discover Card Execution Note Trust Class A Series 2023-A1	4.310%	3/15/28	300	300

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Discover Card Execution Note Trust Class A Series 2023-A2	4.930%	6/15/28	275	277
[3]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	400	399
[3]	Drive Auto Receivables Trust Class A3 Series 2024-2	4.500%	9/15/28	40	40
[3]	Drive Auto Receivables Trust Class D Series 2021-2	1.390%	3/15/29	29	29
[3]	Exeter Automobile Receivables Trust Class A3 Series 2025-1A	4.670%	8/15/28	150	150
[3]	Exeter Automobile Receivables Trust Class B Series 2023-4A	6.310%	10/15/27	13	13
[3]	Exeter Automobile Receivables Trust Class B Series 2024-4A	5.290%	8/15/30	100	101
[3]	Exeter Automobile Receivables Trust Class B Series 2024-5A	4.480%	4/16/29	20	20
[3]	Exeter Automobile Receivables Trust Class C Series 2022-2A	3.850%	7/17/28	19	19
[3]	Exeter Automobile Receivables Trust Class C Series 2023-1A	5.820%	2/15/28	20	20
[3]	Exeter Automobile Receivables Trust Class C Series 2023-4A	6.510%	8/15/28	20	20
[3]	Exeter Automobile Receivables Trust Class D Series 2021-3A	1.550%	6/15/27	28	27
[3]	Exeter Automobile Receivables Trust Class D Series 2022-1A	3.020%	6/15/28	50	49
[3]	Exeter Automobile Receivables Trust Class D Series 2022-2A	4.560%	7/17/28	25	25
[2,3]	Fannie Mae-Aces Class 2A2 Series 2019-M21	2.350%	2/25/31	28	26
[2,3,4]	Fannie Mae-Aces Class 2A2 Series 2021-M13	1.627%	3/25/33	200	161
[2,3]	Fannie Mae-Aces Class 3A2 Series 2019-M18	2.577%	9/25/31	89	80
[2,3,4]	Fannie Mae-Aces Class A2 Series 2015-M10	3.092%	4/25/27	54	53
[2,3,4]	Fannie Mae-Aces Class A2 Series 2015-M12	2.798%	5/25/25	127	127
[2,3,4]	Fannie Mae-Aces Class A2 Series 2015-M15	2.923%	10/25/25	125	124
[2,3,4]	Fannie Mae-Aces Class A2 Series 2016-M11	2.369%	7/25/26	221	216
[2,3,4]	Fannie Mae-Aces Class A2 Series 2016-M12	2.438%	9/25/26	223	217
[2,3,4]	Fannie Mae-Aces Class A2 Series 2016-M13	2.527%	9/25/26	50	49
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M3	2.702%	2/25/26	49	48
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M4	2.576%	3/25/26	59	58
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M5	2.469%	4/25/26	161	158
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/26	39	38
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M9	2.292%	6/25/26	264	258
[2,3,4]	Fannie Mae-Aces Class A2 Series 2017-M1	2.416%	10/25/26	139	135
[2,3,4]	Fannie Mae-Aces Class A2 Series 2017-M12	3.062%	6/25/27	176	172
[2,3,4]	Fannie Mae-Aces Class A2 Series 2017-M14	2.811%	11/25/27	55	53
[2,3,4]	Fannie Mae-Aces Class A2 Series 2017-M2	2.826%	2/25/27	106	104
[2,3,4]	Fannie Mae-Aces Class A2 Series 2017-M4	2.552%	12/25/26	129	125
[2,3,4]	Fannie Mae-Aces Class A2 Series 2017-M5	2.994%	4/25/29	42	40
[2,3,4]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/27	202	197
[2,3,4]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/27	370	362
[2,3,4]	Fannie Mae-Aces Class A2 Series 2018-M12	3.627%	8/25/30	50	48
[2,3,4]	Fannie Mae-Aces Class A2 Series 2018-M13	3.744%	9/25/30	148	143
[2,3,4]	Fannie Mae-Aces Class A2 Series 2018-M14	3.580%	8/25/28	164	161
[2,3,4]	Fannie Mae-Aces Class A2 Series 2018-M2	2.906%	1/25/28	374	362
[2,3,4]	Fannie Mae-Aces Class A2 Series 2018-M3	3.065%	2/25/30	57	54
[2,3,4]	Fannie Mae-Aces Class A2 Series 2018-M4	3.057%	3/25/28	117	114
[2,3,4]	Fannie Mae-Aces Class A2 Series 2018-M7	3.032%	3/25/28	89	86
[2,3,4]	Fannie Mae-Aces Class A2 Series 2018-M10	3.355%	7/25/28	122	119
[2,3,4]	Fannie Mae-Aces Class A2 Series 2019-M1	3.544%	9/25/28	166	163
[2,3,4]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/29	387	366
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/29	229	213
[2,3,4]	Fannie Mae-Aces Class A2 Series 2019-M2	3.624%	11/25/28	178	174
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M22	2.522%	8/25/29	331	308
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M4	3.610%	2/25/31	270	259
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/29	186	180
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/29	179	171
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M9	2.937%	6/25/29	229	218
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M1	2.444%	10/25/29	950	877
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M14	1.784%	5/25/30	241	213
[2,3,4]	Fannie Mae-Aces Class A2 Series 2020-M29	1.492%	5/25/30	100	87
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M42	1.270%	7/25/30	10	9
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/30	246	215
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/30	108	98
[2,3,4]	Fannie Mae-Aces Class A2 Series 2020-M52	1.316%	10/25/30	275	235
[2,3,4]	Fannie Mae-Aces Class A2 Series 2021-M1	1.389%	11/25/30	60	51
[2,3,4]	Fannie Mae-Aces Class A2 Series 2021-M11	1.457%	3/25/31	225	190
[2,3,4]	Fannie Mae-Aces Class A2 Series 2021-M13	1.599%	4/25/31	50	42
[2,3,4]	Fannie Mae-Aces Class A2 Series 2021-M19	1.739%	10/25/31	275	234
[2,3,4]	Fannie Mae-Aces Class A2 Series 2021-M1G	1.469%	11/25/30	50	43
[2,3,4]	Fannie Mae-Aces Class A2 Series 2021-M3G	1.245%	1/25/31	225	190
[2,3,4]	Fannie Mae-Aces Class A2 Series 2022-M1	1.668%	10/25/31	325	273
[2,3,4]	Fannie Mae-Aces Class A2 Series 2022-M10	1.938%	1/25/32	225	192
[2,3,4]	Fannie Mae-Aces Class A2 Series 2022-M1G	1.532%	9/25/31	75	63
[2,3,4]	Fannie Mae-Aces Class A2 Series 2022-M3	1.707%	11/25/31	100	85

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3,4]	Fannie Mae-Aces Class A2 Series 2022-M4	2.290%	5/25/30	150	136
[2,3,4]	Fannie Mae-Aces Class A2 Series 2022-M8	1.936%	12/25/31	150	128
[2,3,4]	Fannie Mae-Aces Class A2 Series 2023-M1S	4.499%	4/25/33	140	139
[2,3,4]	Fannie Mae-Aces Class A2 Series 2023-M6	4.182%	7/25/28	134	133
[2,3,4]	Fannie mae-Aces Class A2 Series 2023-M8	4.471%	3/25/33	50	50
[2,3,4]	Fannie Mae-Aces Class ATS2 Series 2017-M15	3.158%	11/25/27	225	219
[3]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/28	100	101
[3]	Fifth Third Auto Trust Class A4 Series 2023-1	5.520%	2/17/31	20	20
[3]	First National Master Note Trust Class A Series 2023-2	5.770%	9/15/29	50	51
[3]	Ford Credit Auto Lease Trust Class A3 Series 2023-B	5.910%	10/15/26	75	76
[3]	Ford Credit Auto Lease Trust Class A3 Series 2025-A	4.720%	6/15/28	150	151
[3]	Ford Credit Auto Lease Trust Class A4 Series 2023-A	4.830%	5/15/26	16	17
[3]	Ford Credit Auto Lease Trust Class A4 Series 2023-B	5.870%	1/15/27	50	50
[3]	Ford Credit Auto Lease Trust Class A4 Series 2025-A	4.780%	2/15/29	150	151
[3]	Ford Credit Auto Owner Trust Class A3 Series 2022-A	1.290%	6/15/26	5	5
[3]	Ford Credit Auto Owner Trust Class A3 Series 2022-B	3.740%	9/15/26	17	17
[3]	Ford Credit Auto Owner Trust Class A3 Series 2022-C	4.480%	12/15/26	35	35
[3]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	43	43
[3]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/28	50	50
[3]	Ford Credit Auto Owner Trust Class A3 Series 2023-C	5.530%	9/15/28	100	101
[3]	Ford Credit Auto Owner Trust Class A3 Series 2024-A	5.090%	12/15/28	200	202
[3]	Ford Credit Auto Owner Trust Class A4 Series 2022-C	4.590%	12/15/27	100	100
[3]	Ford Credit Auto Owner Trust Class A4 Series 2023-A	4.560%	12/15/28	25	25
[3]	Ford Credit Auto Owner Trust Class A4 Series 2023-C	5.490%	5/15/29	50	51
[3]	Ford Credit Auto Owner Trust Class A4 Series 2024-A	5.010%	9/15/29	260	264
[3]	Ford Credit Floorplan Master Owner Trust Class A Series 2018-4	4.060%	11/15/30	100	98
[3]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	150	148
[2,3,4]	Freddie Mac Multifamily Mortgage Trust Class A2 Series 2025-K533	4.230%	12/25/29	100	99
[2,3,4]	Freddie Mac Multifamily Mortgage Trust Class A2 Series K-168	4.130%	12/25/34	200	192
[2,3,4]	Freddie Mac Multifamily Mortgage Trust Class A2 Series K-169	4.660%	12/25/34	300	301
[2,3,4]	Freddie Mac Multifamily Mortgage Trust Class A2 Series K759	4.800%	1/25/32	500	509
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K080	3.736%	4/25/28	52	52
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K087	3.591%	10/25/27	32	31
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K121	0.995%	8/25/30	22	20
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K122	0.863%	5/25/30	13	12
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K129	1.342%	9/25/30	43	39
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K143	2.711%	4/25/55	97	90
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K1520	2.007%	7/25/35	48	41
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K047	3.329%	5/25/25	130	130
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K048	3.284%	6/25/25	249	248
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K049	3.010%	7/25/25	121	120
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K050	3.334%	8/25/25	189	188
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K052	3.151%	11/25/25	120	119
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K053	2.995%	12/25/25	71	71
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K056	2.525%	5/25/26	150	147
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K058	2.653%	8/25/26	100	98
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K064	3.224%	3/25/27	300	294
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K065	3.243%	4/25/27	433	425
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K066	3.117%	6/25/27	150	147
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K067	3.194%	7/25/27	500	489
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/27	125	122
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/27	197	192
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/27	75	73
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/27	225	220
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/27	100	98
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K073	3.350%	1/25/28	125	122
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K074	3.600%	1/25/28	225	221
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K075	3.650%	2/25/28	150	147
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K076	3.900%	4/25/28	350	346
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K078	3.854%	6/25/28	100	99
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K079	3.926%	6/25/28	25	25
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K080	3.926%	7/25/28	175	173
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K081	3.900%	8/25/28	350	346
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K082	3.920%	9/25/28	75	74
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K083	4.050%	9/25/28	1,700	1,687
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K084	3.780%	10/25/28	275	270
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K085	4.060%	10/25/28	225	223
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K087	3.771%	12/25/28	400	393
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/29	275	269
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K089	3.563%	1/25/29	25	24

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K090	3.422%	2/25/29	200	194
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K091	3.505%	3/25/29	450	438
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K092	3.298%	4/25/29	225	217
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K093	2.982%	5/25/29	400	381
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K094	2.903%	6/25/29	275	261
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K095	2.785%	6/25/29	275	259
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K096	2.519%	7/25/29	225	210
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K098	2.425%	8/25/29	450	417
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K099	2.595%	9/25/29	210	196
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K101	2.524%	10/25/29	370	343
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K102	2.537%	10/25/29	350	325
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K103	2.651%	11/25/29	300	279
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K104	2.253%	1/25/30	445	406
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K105	1.872%	1/25/30	95	85
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K106	2.069%	1/25/30	1,300	1,173
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K107	1.639%	1/25/30	100	89
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K108	1.517%	3/25/30	150	132
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K109	1.558%	4/25/30	425	372
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K110	1.477%	4/25/30	25	22
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K111	1.350%	5/25/30	25	22
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K114	1.366%	6/25/30	125	108
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K116	1.378%	7/25/30	320	275
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K117	1.406%	8/25/30	25	22
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K118	1.493%	9/25/30	400	345
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K120	1.500%	10/25/30	300	258
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K121	1.547%	10/25/30	175	151
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K122	1.521%	11/25/30	175	150
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K124	1.658%	12/25/30	150	129
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K125	1.846%	1/25/31	700	609
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K126	2.074%	1/25/31	250	221
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K127	2.108%	1/25/31	425	375
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K128	2.020%	3/25/31	250	220
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K129	1.914%	5/25/31	400	348
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K130	1.723%	6/25/31	150	128
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K131	1.853%	7/25/31	400	345
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K132	2.023%	8/25/31	100	87
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K133	2.096%	9/25/31	200	174
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K134	2.243%	10/25/31	200	175
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K135	2.154%	10/25/31	125	109
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K138	2.476%	1/25/32	150	133
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K140	2.250%	1/25/32	100	87
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K143	2.350%	3/25/32	100	87
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K148	3.500%	7/25/32	700	656
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1510	3.718%	1/25/31	75	73
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1511	3.470%	3/25/31	100	95
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1514	2.859%	10/25/34	225	195
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1515	1.940%	2/25/35	150	119
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1516	1.721%	5/25/35	225	172
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1517	1.716%	7/25/35	25	19
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1518	1.860%	10/25/35	100	77
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1519	2.013%	12/25/35	100	78
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K152	3.080%	1/25/31	100	93
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1520	2.438%	2/25/36	200	162
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	150	117
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1522	2.361%	10/25/36	150	119
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K155	3.750%	11/25/32	100	97
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/33	75	74
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K157	3.990%	5/25/33	75	74
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-157	4.200%	5/25/33	175	171
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K158	3.900%	12/25/30	100	98
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K159	3.950%	11/25/30	50	49
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-159	4.500%	7/25/33	140	139
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-160	4.500%	8/25/33	200	199
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-161	4.900%	10/25/33	100	102
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-164	5.000%	5/25/34	200	206
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-165	4.489%	9/25/34	205	203
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-167	4.760%	10/25/34	300	303
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K505	4.819%	6/25/28	140	142
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K506	4.650%	8/25/28	100	101
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K507	4.800%	9/25/28	100	101

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K508	4.740%	8/25/28	150	152
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K509	4.850%	9/25/28	100	102
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K510	5.069%	10/25/28	100	102
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K511	4.860%	10/25/28	50	51
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K512	5.000%	11/25/28	50	51
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K513	4.724%	12/25/28	100	101
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K515	5.400%	1/25/29	150	155
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K516	5.477%	1/25/29	150	156
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K517	5.355%	1/25/29	200	207
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K518	5.400%	1/25/29	200	207
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K520	5.180%	3/25/29	205	211
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K524	4.720%	5/25/29	123	125
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K526	4.543%	7/25/29	250	252
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K576	4.963%	5/25/31	200	205
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K734	3.208%	2/25/26	370	367
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K735	2.862%	5/25/26	480	472
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K738	1.545%	1/25/27	100	96
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K739	1.336%	9/25/27	25	24
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K742	1.760%	3/25/28	200	187
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K743	1.770%	5/25/28	125	116
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K744	1.712%	7/25/28	96	89
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K745	1.657%	8/25/28	50	46
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K746	2.031%	9/25/28	150	139
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K747	2.050%	11/25/28	125	116
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K751	4.412%	3/25/30	150	150
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K752	4.284%	7/25/30	140	139
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K753	4.400%	10/25/30	200	200
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K754	4.940%	11/25/30	100	103
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K757	4.456%	8/25/31	225	225
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K758	4.680%	10/25/31	700	708
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K760	4.550%	1/25/32	50	50
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KC02	3.370%	7/25/25	112	111
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KW01	2.853%	1/25/26	193	191
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1510	3.794%	1/25/34	395	373
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1511	3.542%	3/25/34	225	208
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	335	289
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K154	3.459%	11/25/32	50	47
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K155	3.750%	4/25/33	200	189
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K157	3.990%	8/25/33	75	72
[2,3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K749	2.120%	4/25/29	50	46
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2023-1	5.160%	4/20/26	4	4
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2023-2	5.050%	7/20/26	30	30
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2023-3	5.380%	11/20/26	24	24
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2024-1	5.090%	3/22/27	75	75
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.390%	7/20/27	300	303
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2024-3	4.210%	10/20/27	70	70
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2025-1	4.660%	2/21/28	200	201
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2023-1	5.160%	1/20/27	25	25
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2024-1	5.090%	2/22/28	25	25
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2024-3	4.220%	10/20/28	65	65
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2025-1	4.700%	2/20/29	100	100
[3]	GM Financial Automobile Leasing Trust Class B Series 2023-1	5.510%	1/20/27	25	25
[3]	GM Financial Automobile Leasing Trust Class B Series 2023-2	5.540%	5/20/27	25	25
[3]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/28	25	25
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-4	0.680%	9/16/26	8	8
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-1	1.260%	11/16/26	7	7
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-2	3.100%	2/16/27	16	16
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-3	3.640%	4/16/27	21	21
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-1	4.660%	2/16/28	41	41
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/28	45	45
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/28	30	30
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-4	5.780%	8/16/28	50	51
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2024-3	5.130%	4/16/29	200	202
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2025-1	4.620%	12/17/29	100	101
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	16	15
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	47	47
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-2	4.430%	10/16/28	50	50
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-3	5.340%	12/18/28	18	18
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-4	5.710%	2/16/29	50	51
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2024-3	5.090%	11/16/29	200	204

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2024-4	4.440%	4/16/30	80	80
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2025-1	4.730%	8/16/30	100	101
[3]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	150	145
[3]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	107	106
[3]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	100	99
[3]	GS Mortgage Securities Trust Class A4 Series 2016-GS2	3.050%	5/10/49	75	74
[3]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	200	193
[3,4]	GS Mortgage Securities Trust Class A4 Series 2016-GS4	3.442%	11/10/49	75	73
[3]	GS Mortgage Securities Trust Class A4 Series 2017-GS5	3.674%	3/10/50	150	146
[3]	GS Mortgage Securities Trust Class A4 Series 2017-GS7	3.430%	8/10/50	261	251
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GC39	3.567%	5/10/52	100	94
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	150	139
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/10/52	275	252
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GSA1	3.048%	11/10/52	125	117
[3]	GS Mortgage Securities Trust Class A5 Series 2014-GC22	3.862%	6/10/47	12	11
[3]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	125	115
[3]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/53	75	67
[3]	GS Mortgage Securities Trust Class A5 Series 2020-GSA2	2.012%	12/12/53	125	106
[3]	GS Mortgage Securities Trust Class AAB Series 2015-GC34	3.278%	10/10/48	18	18
[3]	GS Mortgage Securities Trust Class AS Series 2014-GC26	3.964%	11/10/47	1	1
[3,4]	GS Mortgage Securities Trust Class AS Series 2016-GS4	3.645%	11/10/49	50	48
[3,4]	GS Mortgage Securities Trust Class AS Series 2017-GS5	3.826%	3/10/50	50	47
[3]	GS Mortgage Securities Trust Class AS Series 2017-GS6	3.638%	5/10/50	100	93
[3]	GS Mortgage Securities Trust Class AS Series 2017-GS7	3.663%	8/10/50	70	66
[3]	GS Mortgage Securities Trust Class AS Series 2019-GC42	3.212%	9/10/52	50	45
[3,4]	GS Mortgage Securities Trust Class AS Series 2020-GC45	3.173%	2/13/53	35	32
[3]	GS Mortgage Securities Trust Class AS Series 2020-GSA2	2.224%	12/12/53	25	20
[3,4]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.417%	9/10/47	25	23
[3,4]	GS Mortgage Securities Trust Class B Series 2014-GC26	4.215%	11/10/47	50	47
[3,4]	GS Mortgage Securities Trust Class C Series 2017-GS6	4.322%	5/10/50	10	8
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	5	5
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-A	5.050%	12/15/27	38	38
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-B	5.690%	8/15/28	50	51
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2024-B	4.310%	7/16/29	45	45
[3]	Harley-Davidson Motorcycle Trust Class A4 Series 2022-A	3.260%	1/15/30	25	25
[3]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-A	4.970%	6/17/30	50	50
[3]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-B	5.780%	4/15/31	50	51
[3]	Harley-Davidson Motorcycle Trust Class A4 Series 2024-B	4.280%	4/15/32	100	99
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2021-4	0.880%	1/21/26	5	5
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2022-1	1.880%	5/15/26	9	9
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2022-2	3.730%	7/20/26	18	18
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	37	37
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/27	25	25
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-4	5.670%	6/21/28	200	202
[3]	Honda Auto Receivables Owner Trust Class A3 series 2024-1	5.210%	8/15/28	100	101
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/28	200	203
[3]	Honda Auto Receivables Owner Trust Class A3 series 2024-3	4.570%	3/21/29	300	301
[3]	Honda Auto Receivables Owner Trust Class A3 series 2024-4	4.330%	5/15/29	30	30
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/29	25	25
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2023-3	5.300%	12/18/29	20	20
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2024-2	5.210%	7/18/30	400	408
[3]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/27	55	55
[3]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/28	43	43
[3]	Hyundai Auto Receivables Trust Class A3 Series 2023-C	5.540%	10/16/28	50	51
[3]	Hyundai Auto Receivables Trust Class A3 Series 2024-B	4.840%	3/15/29	112	113
[3]	Hyundai Auto Receivables Trust Class A4 Series 2021-A	0.620%	5/17/27	2	2
[3]	Hyundai Auto Receivables Trust Class A4 Series 2023-A	4.480%	7/17/28	25	25
[3]	Hyundai Auto Receivables Trust Class A4 Series 2023-B	5.310%	8/15/29	13	13
[3]	Hyundai Auto Receivables Trust Class A4 Series 2024-B	4.740%	9/16/30	150	151
[3]	Hyundai Auto Receivables Trust Class A4 Series 2024-C	4.440%	1/15/31	55	55
[3]	John Deere Owner Trust Class A3 Series 2021-B	0.520%	3/16/26	2	2
[3]	John Deere Owner Trust Class A3 Series 2022-C	5.090%	6/15/27	105	106
[3]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	43	43
[3]	John Deere Owner Trust Class A3 Series 2023-B	5.180%	3/15/28	50	50
[3]	John Deere Owner Trust Class A3 Series 2023-C	5.480%	5/15/28	120	121
[3]	John Deere Owner Trust Class A3 Series 2024-B	5.200%	3/15/29	100	101
[3]	John Deere Owner Trust Class A4 Series 2022-C	5.200%	9/17/29	50	50
[3]	John Deere Owner Trust Class A4 Series 2023-A	5.010%	12/17/29	25	25
[3]	John Deere Owner Trust Class A4 Series 2023-B	5.110%	5/15/30	25	25
[3]	John Deere Owner Trust Class A4 Series 2023-C	5.390%	8/15/30	20	20

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	John Deere Owner Trust Class A4 Series 2024-C	4.150%	8/15/31	100	99
[3,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2016-JP4	3.648%	12/15/49	100	98
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2015-JP1	3.914%	1/15/49	75	74
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2016-JP3	2.870%	8/15/49	250	242
[3,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2016-JP4	3.870%	12/15/49	75	73
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	8	7
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C29	3.611%	5/15/48	48	48
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	82	81
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C23	3.934%	9/15/47	1	1
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	4	4
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C25	3.672%	11/15/47	26	26
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	125	124
[3]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C22	4.110%	9/15/47	32	31
[3,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C23	4.202%	9/15/47	50	49
[3,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C24	3.914%	11/15/47	75	71
[3]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C26	3.800%	1/15/48	4	4
[3]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C28	3.532%	10/15/48	16	16
[3,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	50	49
[3]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C31	3.540%	8/15/48	2	2
[3]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C32	3.358%	11/15/48	7	7
[3]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2016-C1	3.316%	3/17/49	10	10
[3,4]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.484%	2/15/47	16	15
[3]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C26	3.951%	1/15/48	50	48
[3]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2019-COR5	3.386%	6/13/52	200	185
[3]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	400	391
[3]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	100	96
[3]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2019-COR4	4.029%	3/10/52	100	95
[3]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2017-JP6	3.744%	7/15/50	100	94
[3]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2019-COR5	3.669%	6/13/52	25	23
[3]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2016-C2	3.144%	6/15/49	75	73
[3]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	225	220
[3]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2019-COR6	3.057%	11/13/52	175	154
[3]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	75	72
[3]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2020-COR7	2.180%	5/13/53	50	41
[3]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2016-C2	3.484%	6/15/49	50	47
[3,4]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	50	48
[3]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2018-C8	4.421%	6/15/51	25	24
[3]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/27	51	51
[3]	Mercedes-Benz Auto Lease Trust Class A4 Series 2023-A	4.710%	2/15/29	50	50
[3]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2021-1	0.460%	6/15/26	2	2
[3]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-1	4.510%	11/15/27	49	49
[3]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-2	5.950%	11/15/28	50	51
[3]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2024-1	4.800%	4/16/29	150	151
[3]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2024-B	4.230%	2/15/28	110	110
[3]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2023-2	6.010%	1/15/31	50	52
[3]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2024-B	4.220%	6/17/30	60	60
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2017-C34	3.276%	11/15/52	125	122
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	125	125
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C24	3.732%	5/15/48	75	75
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C27	3.753%	12/15/47	75	74
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C28	3.544%	1/15/49	225	222
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	150	145
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C30	2.860%	9/15/49	200	194
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C31	3.102%	11/15/49	250	242
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2017-C33	3.599%	5/15/50	150	147
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2017-C33	3.852%	5/15/50	100	97
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C25	3.383%	10/15/48	6	6
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2016-C28	3.288%	1/15/49	6	6
[3,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.225%	6/15/47	5	5
[3,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2015-C22	3.883%	4/15/48	50	47
[3]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/50	50	48
[3]	Morgan Stanley Capital I Trust Class A3 Series 2019-L2	3.806%	3/15/52	45	43
[3]	Morgan Stanley Capital I Trust Class A3 Series 2020-L4	2.698%	2/15/53	175	160
[3]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	75	74
[3]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	100	97
[3]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	200	194
[3]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS12	3.596%	12/15/49	200	194
[3]	Morgan Stanley Capital I Trust Class A4 Series 2019-H6	3.417%	6/15/52	250	237
[3]	Morgan Stanley Capital I Trust Class A4 Series 2019-L2	4.071%	3/15/52	150	145
[3]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/52	200	187

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Morgan Stanley Capital I Trust Class A4 Series 2020-HR8	2.041%	7/15/53	65	56
[3,4]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	75	65
[3]	Morgan Stanley Capital I Trust Class A5 Series 2017-H1	3.530%	6/15/50	150	146
[3]	Morgan Stanley Capital I Trust Class A5 Series 2021-L7	2.574%	10/15/54	150	130
[3,4]	Morgan Stanley Capital I Trust Class A5 Series 2022-L8	3.793%	4/15/55	150	137
[3]	Morgan Stanley Capital I Trust Class AS Series 2016-BNK2	3.282%	11/15/49	83	75
[3]	Morgan Stanley Capital I Trust Class AS Series 2019-H6	3.700%	6/15/52	25	23
[3]	Morgan Stanley Capital I Trust Class AS Series 2020-L4	2.880%	2/15/53	25	22
[3]	MSWF Commercial Mortgage Trust Class A5 Series 2023-1	5.752%	5/15/56	100	104
[3,4]	MSWF Commercial Mortgage Trust Class A5 Series 2023-2	6.014%	12/15/56	50	53
[3,4]	MSWF Commercial Mortgage Trust Class AS Series 2023-1	6.199%	5/15/56	50	52
[3]	Nissan Auto Lease Trust Class A3 Series 2023-B	5.690%	7/15/26	13	13
[3]	Nissan Auto Lease Trust Class A3 Series 2024-A	4.910%	4/15/27	50	50
[3]	Nissan Auto Lease Trust Class A3 Series 2024-B	4.920%	11/15/27	200	202
[3]	Nissan Auto Lease Trust Class A3 Series 2025-A	4.750%	3/15/28	150	151
[3]	Nissan Auto Lease Trust Class A4 Series 2023-A	4.800%	7/15/27	10	10
[3]	Nissan Auto Lease Trust Class A4 Series 2024-B	4.960%	8/15/28	200	202
[3]	Nissan Auto Lease Trust Class A4 Series 2025-A	4.800%	2/15/29	75	76
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-A	1.860%	8/17/26	11	11
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-B	4.460%	5/17/27	45	45
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-A	4.910%	11/15/27	90	91
[3]	Nissan Auto Receivables Owner Trust Class A4 Series 2021-A	0.570%	9/15/27	31	30
[3]	Nissan Auto Receivables Owner Trust Class A4 Series 2022-A	2.070%	12/17/29	25	24
[3]	Nissan Auto Receivables Owner Trust Class A4 Series 2023-B	5.960%	10/15/30	200	206
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2023-2	5.210%	7/15/27	5	5
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/28	38	38
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2023-5	6.020%	9/15/28	100	101
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/28	300	302
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/29	100	101
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2024-4	4.850%	1/16/29	100	100
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2025-1	4.740%	1/16/29	100	100
[3]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	13	13
[3]	Santander Drive Auto Receivables Trust Class B Series 2023-1	4.980%	2/15/28	16	16
[3]	Santander Drive Auto Receivables Trust Class B Series 2023-2	5.240%	5/15/28	25	25
[3]	Santander Drive Auto Receivables Trust Class B Series 2023-3	5.610%	7/17/28	20	20
[3]	Santander Drive Auto Receivables Trust Class B Series 2023-4	5.770%	12/15/28	20	20
[3]	Santander Drive Auto Receivables Trust Class B Series 2023-5	6.160%	12/17/29	50	51
[3]	Santander Drive Auto Receivables Trust Class B Series 2024-2	5.780%	7/16/29	1,000	1,018
[3]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	50	50
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	25	25
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-2	5.470%	12/16/30	25	25
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-3	5.770%	11/15/30	20	20
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-4	6.040%	12/15/31	60	62
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-5	6.430%	2/18/31	50	52
[3]	Santander Drive Auto Receivables Trust Class D Series 2021-2	1.350%	7/15/27	15	15
[3]	Santander Drive Auto Receivables Trust Class D Series 2021-3	1.330%	9/15/27	19	19
[3]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/15/28	200	200
[3]	Synchrony Card Funding LLC Class A Series 2023-A1	5.540%	7/15/29	75	76
[3]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/29	200	204
[3]	Synchrony Card Funding LLC Class A Series 2024-A2	4.930%	7/15/30	250	253
[3]	Synchrony Card Issuance Trust Class A Series 2025-A1	4.780%	2/18/31	200	202
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-B	2.930%	9/15/26	20	20
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-C	3.760%	4/15/27	28	28
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-A	4.630%	9/15/27	39	39
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/28	50	50
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/28	50	50
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-D	5.540%	8/15/28	50	51
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-A	4.830%	10/16/28	100	101
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-B	5.330%	1/16/29	500	507
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-C	4.880%	3/15/29	250	252
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-B	0.530%	10/15/26	27	27
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/28	25	25
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-B	4.660%	9/15/28	25	25
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-D	5.490%	3/15/29	50	51
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2024-C	4.830%	11/15/29	225	228
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2024-D	4.430%	4/15/30	85	85
[3]	UBS Commercial Mortgage Trust Class A3 Series 2017-C4	3.301%	10/15/50	91	89
[3]	UBS Commercial Mortgage Trust Class A3 Series 2018-C8	3.720%	2/15/51	120	117
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C1	3.460%	6/15/50	100	97
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C2	3.487%	8/15/50	150	145

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C3	3.426%	8/15/50	175	168
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C4	3.563%	10/15/50	150	144
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	146
[3]	UBS Commercial Mortgage Trust Class A4 Series 2018-C10	4.313%	5/15/51	175	171
[3]	UBS Commercial Mortgage Trust Class A4 Series 2018-C13	4.334%	10/15/51	75	73
[3]	UBS Commercial Mortgage Trust Class A4 Series 2018-C14	4.448%	12/15/51	225	220
[3]	UBS Commercial Mortgage Trust Class A4 Series 2018-C15	4.341%	12/15/51	125	122
[3,4]	UBS Commercial Mortgage Trust Class A4 Series 2018-C9	4.117%	3/15/51	275	268
[3]	UBS Commercial Mortgage Trust Class A4 Series 2019-C16	3.605%	4/15/52	100	95
[3]	UBS Commercial Mortgage Trust Class A4 Series 2019-C17	2.921%	10/15/52	125	115
[3]	UBS Commercial Mortgage Trust Class A4 Series 2019-C18	3.035%	12/15/52	75	69
[3]	UBS Commercial Mortgage Trust Class A5 Series 2017-C5	3.474%	11/15/50	100	95
[3,4]	UBS Commercial Mortgage Trust Class A5 Series 2018-C11	4.241%	6/15/51	125	122
[3]	UBS Commercial Mortgage Trust Class A5 Series 2018-C12	4.296%	8/15/51	100	98
[3]	UBS Commercial Mortgage Trust Class AS Series 2017-C1	3.724%	6/15/50	50	48
[3,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C2	3.740%	8/15/50	50	48
[3,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C3	3.739%	8/15/50	75	72
[3,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C4	3.836%	10/15/50	62	59
[3,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C7	4.061%	12/15/50	100	95
[3,4]	UBS Commercial Mortgage Trust Class AS Series 2018-C8	4.215%	2/15/51	75	72
[3]	UBS Commercial Mortgage Trust Class AS Series 2019-C16	3.887%	4/15/52	25	24
[3]	Verizon Master Trust Class A Series 2022-4	3.400%	11/20/28	200	200
[3]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	100	100
[3]	Verizon Master Trust Class A Series 2023-1	4.490%	1/22/29	175	175
[3]	Verizon Master Trust Class A Series 2023-2	4.890%	4/13/28	75	75
[3]	Verizon Master Trust Class A1A Series 2023-4	5.160%	6/20/29	160	161
[3]	Verizon Master Trust Class A1A Series 2023-5	5.610%	9/8/28	50	50
[3]	Verizon Master Trust Class A1A Series 2023-7	5.670%	11/20/29	50	51
[3]	Verizon Master Trust Class A1A Series 2024-1	5.000%	12/20/28	50	50
[3]	Verizon Master Trust Class A1A Series 2024-4	5.210%	6/20/29	300	303
[3]	Verizon Master Trust Class A1A Series 2025-3	4.510%	3/20/30	100	100
[3]	Volkswagen Auto Lease Trust Class A3 Series 2023-A	5.810%	10/20/26	100	101
[3]	Volkswagen Auto Lease Trust Class A4 Series 2023-A	5.800%	4/20/28	40	40
[3]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2021-1	1.020%	6/22/26	2	2
[3]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-1	5.020%	6/20/28	50	50
[3]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-2	5.480%	12/20/28	50	51
[3]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2024-1	4.630%	7/20/29	120	121
[3]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2023-2	5.570%	4/22/30	50	51
[3]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2024-1	4.670%	6/20/31	50	50
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	150	145
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-C36	2.807%	11/15/59	41	40
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	100	98
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2024-5C1	5.928%	7/15/57	200	207
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	50	50
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-P2	3.809%	12/15/48	50	50
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C34	3.096%	6/15/49	75	73
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-LC24	2.942%	10/15/49	162	158
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	150	146
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/50	250	242
[3,4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C43	4.012%	3/15/51	275	268
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	200	196
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	75	73
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	150	148
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C51	3.311%	6/15/52	200	185
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C53	3.040%	10/15/52	200	185
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	100	93
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2020-C58	2.092%	7/15/53	50	43
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-NXS1	3.148%	5/15/48	19	19
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2016-C37	3.794%	12/15/49	100	98
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C38	3.453%	7/15/50	192	186
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C39	3.418%	9/15/50	175	169
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/51	175	171
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C52	2.892%	8/15/52	270	248
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C55	2.725%	2/15/53	165	150
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C56	2.448%	6/15/53	50	45
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2021-C59	2.626%	4/15/54	100	87
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2024-C63	5.309%	8/15/57	100	102
[3,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C28	3.872%	5/15/48	31	31
[3,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	75	74
[3,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C38	3.665%	7/15/50	54	52

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C39	3.702%	9/15/50	100	95
[3,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C40	3.854%	10/15/50	25	24
[3,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2018-C43	4.152%	3/15/51	50	48
[3]	Wells Fargo Commercial Mortgage Trust Class AS Series 2019-C52	3.143%	8/15/52	100	91
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-P2	3.656%	12/15/48	8	8
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-C32	3.324%	1/15/59	3	3
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-LC24	2.825%	10/15/49	19	19
[3]	Wells Fargo Commercial Mortgage Trust Class B Series 2015-LC20	3.719%	4/15/50	42	41
[3]	WF Card Issuance Trust Class A Series 2024-A1	4.940%	2/15/29	150	152
[3]	WF Card Issuance Trust Class A Series 2024-A2	4.290%	10/15/29	220	220
[3]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C14	3.488%	6/15/46	11	11
[3,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C22	4.371%	9/15/57	25	23
[3]	World Omni Auto Receivables Trust Class A3 Series 2022-A	1.660%	5/17/27	13	13
[3]	World Omni Auto Receivables Trust Class A3 Series 2022-B	3.250%	7/15/27	30	30
[3]	World Omni Auto Receivables Trust Class A3 Series 2022-C	3.660%	10/15/27	31	31
[3]	World Omni Auto Receivables Trust Class A3 Series 2023-A	4.830%	5/15/28	60	61
[3]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/28	47	47
[3]	World Omni Auto Receivables Trust Class A3 Series 2023-C	5.150%	11/15/28	25	25
[3]	World Omni Auto Receivables Trust Class A3 Series 2024-A	4.860%	3/15/29	75	75
[3]	World Omni Auto Receivables Trust Class A3 Series 2024-C	4.430%	12/17/29	100	100
[3]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/29	25	25
[3]	World Omni Auto Receivables Trust Class A4 Series 2023-B	4.680%	5/15/29	50	50
[3]	World Omni Auto Receivables Trust Class A4 Series 2024-A	4.840%	10/15/29	25	25
[3]	World Omni Auto Receivables Trust Class A4 Series 2024-C	4.440%	5/15/30	60	60
[3]	World Omni Automobile Lease Securitization Trust Class A3 Series 2023-A	5.070%	9/15/26	32	32
[3]	World Omni Select Auto Trust Class A3 Series 2023-A	5.650%	7/17/28	75	75
[3]	World Omni Select Auto Trust Class C Series 2023-A	6.000%	1/16/29	25	25
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $114,695)					108,655
Corporate Bonds (25.8%)
Communications (2.0%)
	Alphabet Inc.	0.800%	8/15/27	120	111
	Alphabet Inc.	1.100%	8/15/30	875	745
	Alphabet Inc.	1.900%	8/15/40	50	33
	Alphabet Inc.	2.050%	8/15/50	667	378
	Alphabet Inc.	2.250%	8/15/60	218	121
	America Movil SAB de CV	3.625%	4/22/29	200	192
	America Movil SAB de CV	2.875%	5/7/30	200	182
	America Movil SAB de CV	4.700%	7/21/32	250	245
	America Movil SAB de CV	6.375%	3/1/35	300	324
	America Movil SAB de CV	6.125%	11/15/37	100	105
	America Movil SAB de CV	6.125%	3/30/40	200	206
	America Movil SAB de CV	4.375%	7/16/42	250	212
	America Movil SAB de CV	4.375%	4/22/49	200	166
	AppLovin Corp.	5.125%	12/1/29	200	201
	AppLovin Corp.	5.375%	12/1/31	200	201
	AppLovin Corp.	5.950%	12/1/54	150	147
	AT&T Inc.	3.800%	2/15/27	700	691
	AT&T Inc.	2.300%	6/1/27	450	430
	AT&T Inc.	1.650%	2/1/28	500	462
	AT&T Inc.	4.100%	2/15/28	402	398
	AT&T Inc.	4.350%	3/1/29	200	198
	AT&T Inc.	4.300%	2/15/30	460	452
	AT&T Inc.	2.250%	2/1/32	618	521
	AT&T Inc.	2.550%	12/1/33	472	387
	AT&T Inc.	4.500%	5/15/35	600	564
	AT&T Inc.	5.250%	3/1/37	550	543
	AT&T Inc.	4.900%	8/15/37	300	286
	AT&T Inc.	4.850%	3/1/39	480	450
	AT&T Inc.	3.500%	6/1/41	500	385
	AT&T Inc.	4.300%	12/15/42	271	228
	AT&T Inc.	4.750%	5/15/46	723	628
	AT&T Inc.	5.150%	11/15/46	636	583
	AT&T Inc.	4.500%	3/9/48	400	332
	AT&T Inc.	3.650%	6/1/51	717	508
	AT&T Inc.	3.500%	9/15/53	1,864	1,271
	AT&T Inc.	3.550%	9/15/55	1,475	998
	AT&T Inc.	5.700%	3/1/57	50	48
	AT&T Inc.	3.800%	12/1/57	968	679
	AT&T Inc.	3.650%	9/15/59	1,329	896

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AT&T Inc.	3.850%	6/1/60	416	289
Baidu Inc.	3.625%	7/6/27	200	197
Baidu Inc.	3.425%	4/7/30	200	189
Baidu Inc.	2.375%	8/23/31	200	175
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	850	839
Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/34	127	127
Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	100	81
Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	194	184
Booking Holdings Inc.	3.600%	6/1/26	225	223
Booking Holdings Inc.	3.550%	3/15/28	100	98
Booking Holdings Inc.	4.625%	4/13/30	500	501
British Telecommunications plc	9.625%	12/15/30	516	630
Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	500	510
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	230	223
Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	250	225
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	225	224
Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/29	284	293
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	230	199
Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/32	850	688
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/33	275	248
Charter Communications Operating LLC / Charter Communications Operating Capital	6.650%	2/1/34	200	207
Charter Communications Operating LLC / Charter Communications Operating Capital	6.550%	6/1/34	250	257
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	200	180
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	6/1/41	426	295
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	450	308
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	700	663
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	912	754
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	375	323
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	861	649
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	245	154
Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/52	500	323
Charter Communications Operating LLC / Charter Communications Operating Capital	5.250%	4/1/53	58	47
Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/61	100	61
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/61	200	133
Charter Communications Operating LLC / Charter Communications Operating Capital	3.950%	6/30/62	250	153
Charter Communications Operating LLC / Charter Communications Operating Capital	5.500%	4/1/63	200	160
Comcast Corp.	2.350%	1/15/27	495	478
Comcast Corp.	3.300%	2/1/27	400	393
Comcast Corp.	3.300%	4/1/27	150	147
Comcast Corp.	3.150%	2/15/28	325	314
Comcast Corp.	4.150%	10/15/28	1,242	1,228
Comcast Corp.	4.550%	1/15/29	200	201
Comcast Corp.	5.100%	6/1/29	200	205
Comcast Corp.	4.250%	10/15/30	350	343
Comcast Corp.	1.950%	1/15/31	150	129
Comcast Corp.	1.500%	2/15/31	101	84
Comcast Corp.	4.800%	5/15/33	400	393
Comcast Corp.	4.200%	8/15/34	442	412
Comcast Corp.	5.650%	6/15/35	1,065	1,100
Comcast Corp.	4.400%	8/15/35	413	388
Comcast Corp.	3.200%	7/15/36	225	186
Comcast Corp.	6.450%	3/15/37	175	192
Comcast Corp.	4.600%	10/15/38	550	505
Comcast Corp.	3.750%	4/1/40	300	246
Comcast Corp.	4.650%	7/15/42	370	329
Comcast Corp.	3.400%	7/15/46	600	429
Comcast Corp.	3.969%	11/1/47	686	530
Comcast Corp.	4.000%	3/1/48	200	154
Comcast Corp.	4.700%	10/15/48	38	33
Comcast Corp.	3.450%	2/1/50	400	277
Comcast Corp.	2.800%	1/15/51	300	181
Comcast Corp.	2.887%	11/1/51	757	461
Comcast Corp.	5.350%	5/15/53	168	157
Comcast Corp.	2.937%	11/1/56	1,053	618
Comcast Corp.	4.950%	10/15/58	238	206
Comcast Corp.	2.650%	8/15/62	150	79
Comcast Corp.	2.987%	11/1/63	847	479
Comcast Corp.	5.500%	5/15/64	100	94
Deutsche Telekom International Finance BV	8.750%	6/15/30	775	909
Discovery Communications LLC	3.950%	3/20/28	400	384

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discovery Communications LLC	5.000%	9/20/37	325	275
	Discovery Communications LLC	6.350%	6/1/40	100	94
	Expedia Group Inc.	4.625%	8/1/27	150	150
	Expedia Group Inc.	3.250%	2/15/30	250	233
	Expedia Group Inc.	2.950%	3/15/31	81	73
	Expedia Group Inc.	5.400%	2/15/35	81	81
	Fox Corp.	4.709%	1/25/29	625	623
	Fox Corp.	3.500%	4/8/30	150	141
	Fox Corp.	6.500%	10/13/33	214	229
	Fox Corp.	5.476%	1/25/39	250	241
	Fox Corp.	5.576%	1/25/49	275	258
	Grupo Televisa SAB	6.625%	1/15/40	125	116
	Grupo Televisa SAB	5.000%	5/13/45	225	164
	Grupo Televisa SAB	5.250%	5/24/49	200	147
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	100
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	100	100
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	175	163
	Koninklijke KPN NV	8.375%	10/1/30	125	145
	Meta Platforms Inc.	3.500%	8/15/27	200	197
	Meta Platforms Inc.	4.600%	5/15/28	275	278
	Meta Platforms Inc.	4.300%	8/15/29	123	123
	Meta Platforms Inc.	4.800%	5/15/30	200	204
	Meta Platforms Inc.	4.550%	8/15/31	149	149
	Meta Platforms Inc.	3.850%	8/15/32	200	189
	Meta Platforms Inc.	4.750%	8/15/34	436	433
	Meta Platforms Inc.	4.450%	8/15/52	650	553
	Meta Platforms Inc.	5.600%	5/15/53	442	445
	Meta Platforms Inc.	5.400%	8/15/54	673	660
	Meta Platforms Inc.	4.650%	8/15/62	200	171
	Meta Platforms Inc.	5.750%	5/15/63	310	315
	Meta Platforms Inc.	5.550%	8/15/64	503	495
	NBCUniversal Media LLC	4.450%	1/15/43	225	194
	Netflix Inc.	4.875%	4/15/28	467	474
	Netflix Inc.	5.875%	11/15/28	911	953
	Netflix Inc.	6.375%	5/15/29	85	91
[5]	Netflix Inc.	5.375%	11/15/29	147	152
[5]	Netflix Inc.	4.875%	6/15/30	83	84
	Netflix Inc.	4.900%	8/15/34	100	100
	Omnicom Group Inc.	2.450%	4/30/30	150	135
	Omnicom Group Inc.	4.200%	6/1/30	100	97
	Omnicom Group Inc.	2.600%	8/1/31	200	175
	Omnicom Group Inc.	5.300%	11/1/34	100	100
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	250	248
	Orange SA	9.000%	3/1/31	350	423
	Orange SA	5.500%	2/6/44	200	197
	Paramount Global	2.900%	1/15/27	148	143
	Paramount Global	3.375%	2/15/28	100	96
	Paramount Global	3.700%	6/1/28	100	96
	Paramount Global	7.875%	7/30/30	200	220
	Paramount Global	4.950%	1/15/31	350	336
	Paramount Global	4.200%	5/19/32	200	179
	Paramount Global	5.500%	5/15/33	69	66
	Paramount Global	6.875%	4/30/36	248	254
	Paramount Global	5.900%	10/15/40	104	92
	Paramount Global	4.850%	7/1/42	328	263
	Paramount Global	4.375%	3/15/43	480	356
	Paramount Global	5.850%	9/1/43	680	596
	Paramount Global	4.900%	8/15/44	100	78
	Paramount Global	4.600%	1/15/45	92	69
	Paramount Global	4.950%	5/19/50	76	58
	Rogers Communications Inc.	2.900%	11/15/26	100	97
	Rogers Communications Inc.	5.000%	2/15/29	315	315
	Rogers Communications Inc.	3.800%	3/15/32	400	363
	Rogers Communications Inc.	5.300%	2/15/34	200	196
	Rogers Communications Inc.	4.500%	3/15/42	200	169
	Rogers Communications Inc.	4.500%	3/15/43	265	222
	Rogers Communications Inc.	5.000%	3/15/44	190	168
	Rogers Communications Inc.	4.350%	5/1/49	100	78
	Rogers Communications Inc.	3.700%	11/15/49	150	105
	Rogers Communications Inc.	4.550%	3/15/52	650	519

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sprint Capital Corp.	6.875%	11/15/28	100	107
	Sprint Capital Corp.	8.750%	3/15/32	341	410
	Take-Two Interactive Software Inc.	3.700%	4/14/27	200	197
	Telefonica Emisiones SA	4.103%	3/8/27	250	248
	Telefonica Emisiones SA	4.665%	3/6/38	200	180
	Telefonica Emisiones SA	5.213%	3/8/47	144	127
	Telefonica Europe BV	8.250%	9/15/30	250	287
	TELUS Corp.	2.800%	2/16/27	100	97
	TELUS Corp.	3.400%	5/13/32	100	89
	TELUS Corp.	4.300%	6/15/49	200	155
	Tencent Music Entertainment Group	2.000%	9/3/30	200	174
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	200	228
	Time Warner Cable LLC	6.550%	5/1/37	200	198
	Time Warner Cable LLC	6.750%	6/15/39	250	250
	Time Warner Cable LLC	5.875%	11/15/40	210	192
	Time Warner Cable LLC	4.500%	9/15/42	250	190
	T-Mobile USA Inc.	2.625%	4/15/26	104	102
	T-Mobile USA Inc.	3.750%	4/15/27	800	788
	T-Mobile USA Inc.	5.375%	4/15/27	70	70
	T-Mobile USA Inc.	4.750%	2/1/28	200	200
	T-Mobile USA Inc.	2.050%	2/15/28	250	234
	T-Mobile USA Inc.	4.950%	3/15/28	70	71
	T-Mobile USA Inc.	4.800%	7/15/28	200	201
	T-Mobile USA Inc.	2.625%	2/15/29	140	130
	T-Mobile USA Inc.	2.400%	3/15/29	100	92
	T-Mobile USA Inc.	4.200%	10/1/29	76	75
	T-Mobile USA Inc.	3.875%	4/15/30	2,400	2,300
	T-Mobile USA Inc.	2.550%	2/15/31	1,095	965
	T-Mobile USA Inc.	2.875%	2/15/31	186	167
	T-Mobile USA Inc.	3.500%	4/15/31	395	366
	T-Mobile USA Inc.	2.250%	11/15/31	500	425
	T-Mobile USA Inc.	2.700%	3/15/32	200	173
	T-Mobile USA Inc.	5.125%	5/15/32	84	85
	T-Mobile USA Inc.	5.200%	1/15/33	300	302
	T-Mobile USA Inc.	5.050%	7/15/33	460	457
	T-Mobile USA Inc.	5.150%	4/15/34	170	170
	T-Mobile USA Inc.	5.300%	5/15/35	85	85
	T-Mobile USA Inc.	4.375%	4/15/40	400	352
	T-Mobile USA Inc.	3.000%	2/15/41	155	112
	T-Mobile USA Inc.	4.500%	4/15/50	980	814
	T-Mobile USA Inc.	3.300%	2/15/51	1,000	667
	T-Mobile USA Inc.	3.400%	10/15/52	575	388
	T-Mobile USA Inc.	5.650%	1/15/53	158	154
	T-Mobile USA Inc.	5.750%	1/15/54	221	218
	T-Mobile USA Inc.	5.875%	11/15/55	111	112
	T-Mobile USA Inc.	3.600%	11/15/60	200	134
	TWDC Enterprises 18 Corp.	1.850%	7/30/26	170	165
	TWDC Enterprises 18 Corp.	3.700%	12/1/42	125	99
	TWDC Enterprises 18 Corp.	4.125%	6/1/44	200	166
	TWDC Enterprises 18 Corp.	3.000%	7/30/46	300	204
	Uber Technologies Inc.	4.300%	1/15/30	375	369
	Uber Technologies Inc.	5.350%	9/15/54	325	304
	Verisign Inc.	2.700%	6/15/31	200	176
	VeriSign Inc.	5.250%	6/1/32	65	66
	Verizon Communications Inc.	4.125%	3/16/27	250	249
	Verizon Communications Inc.	3.000%	3/22/27	50	49
	Verizon Communications Inc.	2.100%	3/22/28	600	561
	Verizon Communications Inc.	4.329%	9/21/28	1,629	1,621
	Verizon Communications Inc.	4.016%	12/3/29	727	707
	Verizon Communications Inc.	3.150%	3/22/30	310	289
	Verizon Communications Inc.	1.680%	10/30/30	527	448
	Verizon Communications Inc.	1.750%	1/20/31	500	422
	Verizon Communications Inc.	2.550%	3/21/31	800	705
	Verizon Communications Inc.	2.355%	3/15/32	802	678
	Verizon Communications Inc.	5.050%	5/9/33	177	178
	Verizon Communications Inc.	4.500%	8/10/33	467	448
	Verizon Communications Inc.	4.400%	11/1/34	261	246
[5]	Verizon Communications Inc.	4.780%	2/15/35	600	582
[1]	Verizon Communications Inc.	5.250%	4/2/35	252	253
	Verizon Communications Inc.	4.272%	1/15/36	256	235

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	4.812%	3/15/39	200	186
	Verizon Communications Inc.	2.650%	11/20/40	1,260	885
	Verizon Communications Inc.	3.400%	3/22/41	552	425
	Verizon Communications Inc.	2.850%	9/3/41	200	141
	Verizon Communications Inc.	4.750%	11/1/41	200	180
	Verizon Communications Inc.	6.550%	9/15/43	125	137
	Verizon Communications Inc.	4.125%	8/15/46	250	200
	Verizon Communications Inc.	4.862%	8/21/46	639	572
	Verizon Communications Inc.	4.522%	9/15/48	176	148
	Verizon Communications Inc.	4.000%	3/22/50	250	192
	Verizon Communications Inc.	2.875%	11/20/50	610	379
	Verizon Communications Inc.	3.550%	3/22/51	300	214
	Verizon Communications Inc.	5.500%	2/23/54	250	242
	Verizon Communications Inc.	2.987%	10/30/56	900	540
	Verizon Communications Inc.	3.000%	11/20/60	500	296
	Verizon Communications Inc.	3.700%	3/22/61	500	344
	Vodafone Group plc	6.150%	2/27/37	71	75
	Vodafone Group plc	5.250%	5/30/48	283	260
	Vodafone Group plc	4.875%	6/19/49	650	554
	Vodafone Group plc	4.250%	9/17/50	450	347
	Vodafone Group plc	5.625%	2/10/53	310	290
	Vodafone Group plc	5.750%	6/28/54	200	191
	Vodafone Group plc	5.750%	2/10/63	125	117
	Vodafone Group plc	5.875%	6/28/64	200	191
	Walt Disney Co.	2.000%	9/1/29	461	416
	Walt Disney Co.	3.800%	3/22/30	140	136
	Walt Disney Co.	2.650%	1/13/31	700	632
	Walt Disney Co.	6.200%	12/15/34	400	439
	Walt Disney Co.	6.400%	12/15/35	674	749
	Walt Disney Co.	6.650%	11/15/37	200	227
	Walt Disney Co.	4.625%	3/23/40	75	70
	Walt Disney Co.	3.500%	5/13/40	250	203
	Walt Disney Co.	5.400%	10/1/43	100	99
	Walt Disney Co.	4.750%	9/15/44	175	158
	Walt Disney Co.	2.750%	9/1/49	225	141
	Walt Disney Co.	3.600%	1/13/51	400	294
	Walt Disney Co.	3.800%	5/13/60	300	219
	Warnermedia Holdings Inc.	3.755%	3/15/27	800	780
	Warnermedia Holdings Inc.	4.054%	3/15/29	300	283
	Warnermedia Holdings Inc.	4.279%	3/15/32	749	660
	Warnermedia Holdings Inc.	5.050%	3/15/42	154	123
	Warnermedia Holdings Inc.	5.141%	3/15/52	2,150	1,567
	Warnermedia Holdings Inc.	5.391%	3/15/62	828	598
	Weibo Corp.	3.375%	7/8/30	200	185
					92,526
Consumer Discretionary (1.7%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	400	390
[5]	Alibaba Group Holding Ltd.	4.875%	5/26/30	200	203
	Alibaba Group Holding Ltd.	2.125%	2/9/31	300	262
	Alibaba Group Holding Ltd.	4.500%	11/28/34	280	268
[5]	Alibaba Group Holding Ltd.	5.250%	5/26/35	200	201
	Alibaba Group Holding Ltd.	4.000%	12/6/37	200	177
	Alibaba Group Holding Ltd.	4.200%	12/6/47	225	184
	Alibaba Group Holding Ltd.	3.150%	2/9/51	200	132
	Alibaba Group Holding Ltd.	4.400%	12/6/57	100	81
	Alibaba Group Holding Ltd.	3.250%	2/9/61	300	190
	Amazon.com Inc.	3.300%	4/13/27	600	590
	Amazon.com Inc.	3.150%	8/22/27	725	709
	Amazon.com Inc.	4.550%	12/1/27	500	505
	Amazon.com Inc.	1.650%	5/12/28	500	464
	Amazon.com Inc.	3.450%	4/13/29	300	293
	Amazon.com Inc.	4.650%	12/1/29	396	403
	Amazon.com Inc.	1.500%	6/3/30	405	352
	Amazon.com Inc.	2.100%	5/12/31	750	654
	Amazon.com Inc.	3.600%	4/13/32	500	471
	Amazon.com Inc.	4.700%	12/1/32	500	504
	Amazon.com Inc.	4.800%	12/5/34	225	227
	Amazon.com Inc.	3.875%	8/22/37	600	540
	Amazon.com Inc.	2.875%	5/12/41	500	374

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	4.050%	8/22/47	600	498
	Amazon.com Inc.	2.500%	6/3/50	800	485
	Amazon.com Inc.	3.100%	5/12/51	700	476
	Amazon.com Inc.	2.700%	6/3/60	400	232
	Amazon.com Inc.	3.250%	5/12/61	450	296
	Amazon.com Inc.	4.100%	4/13/62	200	158
	American Honda Finance Corp.	5.250%	7/7/26	200	202
	American Honda Finance Corp.	4.400%	10/5/26	375	375
	American Honda Finance Corp.	2.350%	1/8/27	100	96
	American Honda Finance Corp.	4.900%	3/12/27	200	202
	American Honda Finance Corp.	4.900%	7/9/27	100	101
	American Honda Finance Corp.	4.450%	10/22/27	200	200
	American Honda Finance Corp.	4.550%	3/3/28	220	220
	American Honda Finance Corp.	2.000%	3/24/28	100	93
	American Honda Finance Corp.	5.125%	7/7/28	200	203
	American Honda Finance Corp.	5.650%	11/15/28	200	207
	American Honda Finance Corp.	2.250%	1/12/29	100	92
	American Honda Finance Corp.	4.400%	9/5/29	175	173
	American Honda Finance Corp.	4.600%	4/17/30	200	198
	American Honda Finance Corp.	1.800%	1/13/31	300	253
	American Honda Finance Corp.	5.050%	7/10/31	50	50
	American Honda Finance Corp.	4.900%	1/10/34	200	195
[3]	American University	3.672%	4/1/49	110	83
	Aptiv Swiss Holdings Ltd.	4.350%	3/15/29	50	49
	Aptiv Swiss Holdings Ltd.	4.650%	9/13/29	200	197
	Aptiv Swiss Holdings Ltd.	3.250%	3/1/32	200	174
	Aptiv Swiss Holdings Ltd.	5.150%	9/13/34	100	94
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/46	50	38
	Aptiv Swiss Holdings Ltd.	5.400%	3/15/49	50	43
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/51	250	146
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/52	200	141
	Aptiv Swiss Holdings Ltd.	5.750%	9/13/54	50	44
	AutoNation Inc.	3.800%	11/15/27	75	73
	AutoNation Inc.	4.750%	6/1/30	150	147
	AutoNation Inc.	3.850%	3/1/32	250	225
	AutoZone Inc.	3.750%	6/1/27	100	99
	AutoZone Inc.	3.750%	4/18/29	100	97
	AutoZone Inc.	5.100%	7/15/29	200	203
	AutoZone Inc.	4.000%	4/15/30	250	241
	AutoZone Inc.	1.650%	1/15/31	200	168
	AutoZone Inc.	4.750%	8/1/32	200	197
	AutoZone Inc.	6.550%	11/1/33	150	163
	AutoZone Inc.	5.400%	7/15/34	100	101
	Best Buy Co. Inc.	4.450%	10/1/28	200	199
	BorgWarner Inc.	2.650%	7/1/27	200	192
	BorgWarner Inc.	4.950%	8/15/29	50	50
	BorgWarner Inc.	5.400%	8/15/34	50	49
	BorgWarner Inc.	4.375%	3/15/45	100	81
	Brunswick Corp.	5.850%	3/18/29	375	384
	California Endowment	2.498%	4/1/51	50	30
	California Institute of Technology	4.321%	8/1/45	70	61
	California Institute of Technology	4.700%	11/1/11	50	41
	California Institute of Technology	3.650%	9/1/19	100	64
	Choice Hotels International Inc.	5.850%	8/1/34	200	200
	Claremont Mckenna College	3.775%	1/1/22	150	100
	Cornell University	4.835%	6/15/34	125	124
	Darden Restaurants Inc.	3.850%	5/1/27	200	197
	Darden Restaurants Inc.	4.350%	10/15/27	75	74
	Darden Restaurants Inc.	4.550%	10/15/29	75	74
	Darden Restaurants Inc.	4.550%	2/15/48	50	41
	Dick's Sporting Goods Inc.	3.150%	1/15/32	200	177
	Dick's Sporting Goods Inc.	4.100%	1/15/52	200	143
	DR Horton Inc.	5.500%	10/15/35	113	114
[3]	Duke University	2.682%	10/1/44	100	72
[3]	Duke University	2.757%	10/1/50	50	33
[3]	Duke University	2.832%	10/1/55	125	78
	eBay Inc.	1.400%	5/10/26	200	193
	eBay Inc.	3.600%	6/5/27	300	295
	eBay Inc.	2.600%	5/10/31	200	176
	eBay Inc.	4.000%	7/15/42	200	162

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
eBay Inc.	3.650%	5/10/51	200	144
Emory University	2.143%	9/1/30	150	133
Emory University	2.969%	9/1/50	50	34
Ferguson Enterprises Inc.	5.000%	10/3/34	130	127
Ford Foundation	2.415%	6/1/50	60	36
Ford Foundation	2.815%	6/1/70	150	84
Ford Motor Co.	9.625%	4/22/30	50	57
Ford Motor Co.	3.250%	2/12/32	151	124
Ford Motor Co.	6.100%	8/19/32	131	128
Ford Motor Co.	4.750%	1/15/43	250	190
Ford Motor Co.	7.400%	11/1/46	230	236
Ford Motor Credit Co. LLC	4.542%	8/1/26	200	197
Ford Motor Credit Co. LLC	4.271%	1/9/27	200	196
Ford Motor Credit Co. LLC	5.850%	5/17/27	200	201
Ford Motor Credit Co. LLC	4.950%	5/28/27	208	205
Ford Motor Credit Co. LLC	4.125%	8/17/27	2,718	2,626
Ford Motor Credit Co. LLC	3.815%	11/2/27	200	191
Ford Motor Credit Co. LLC	7.350%	11/4/27	122	126
Ford Motor Credit Co. LLC	2.900%	2/16/28	200	185
Ford Motor Credit Co. LLC	6.800%	5/12/28	208	214
Ford Motor Credit Co. LLC	6.798%	11/7/28	400	411
Ford Motor Credit Co. LLC	5.113%	5/3/29	258	249
Ford Motor Credit Co. LLC	5.303%	9/6/29	500	484
Ford Motor Credit Co. LLC	5.875%	11/7/29	500	495
Ford Motor Credit Co. LLC	4.000%	11/13/30	260	233
Ford Motor Credit Co. LLC	6.054%	11/5/31	850	833
Ford Motor Credit Co. LLC	7.122%	11/7/33	200	205
Ford Motor Credit Co. LLC	6.125%	3/8/34	600	576
Ford Motor Credit Co. LLC	6.500%	2/7/35	550	539
Fortune Brands Innovations Inc.	3.250%	9/15/29	50	47
Fortune Brands Innovations Inc.	4.000%	3/25/32	80	74
Fortune Brands Innovations Inc.	5.875%	6/1/33	100	104
Fortune Brands Innovations Inc.	4.500%	3/25/52	80	64
General Motors Co.	6.800%	10/1/27	100	104
General Motors Co.	5.600%	10/15/32	50	50
General Motors Co.	5.000%	4/1/35	165	152
General Motors Co.	6.600%	4/1/36	250	258
General Motors Co.	5.150%	4/1/38	225	204
General Motors Co.	6.250%	10/2/43	210	202
General Motors Co.	5.200%	4/1/45	230	193
General Motors Co.	5.400%	4/1/48	100	85
General Motors Co.	5.950%	4/1/49	119	109
General Motors Financial Co. Inc.	5.400%	4/6/26	200	201
General Motors Financial Co. Inc.	1.500%	6/10/26	200	192
General Motors Financial Co. Inc.	4.350%	1/17/27	325	322
General Motors Financial Co. Inc.	5.000%	4/9/27	250	250
General Motors Financial Co. Inc.	5.400%	5/8/27	200	202
General Motors Financial Co. Inc.	2.700%	8/20/27	500	475
General Motors Financial Co. Inc.	5.050%	4/4/28	72	72
General Motors Financial Co. Inc.	2.400%	4/10/28	200	185
General Motors Financial Co. Inc.	5.800%	6/23/28	250	255
General Motors Financial Co. Inc.	2.400%	10/15/28	200	183
General Motors Financial Co. Inc.	5.800%	1/7/29	400	407
General Motors Financial Co. Inc.	4.300%	4/6/29	500	482
General Motors Financial Co. Inc.	5.550%	7/15/29	400	403
General Motors Financial Co. Inc.	4.900%	10/6/29	300	295
General Motors Financial Co. Inc.	5.350%	1/7/30	500	499
General Motors Financial Co. Inc.	3.600%	6/21/30	300	275
General Motors Financial Co. Inc.	2.350%	1/8/31	300	254
General Motors Financial Co. Inc.	5.750%	2/8/31	100	101
General Motors Financial Co. Inc.	2.700%	6/10/31	200	171
General Motors Financial Co. Inc.	5.600%	6/18/31	125	125
General Motors Financial Co. Inc.	5.625%	4/4/32	65	64
General Motors Financial Co. Inc.	6.100%	1/7/34	250	251
General Motors Financial Co. Inc.	5.950%	4/4/34	200	199
General Motors Financial Co. Inc.	5.450%	9/6/34	150	144
General Motors Financial Co. Inc.	5.900%	1/7/35	500	495
Genuine Parts Co.	6.500%	11/1/28	200	211
Genuine Parts Co.	4.950%	8/15/29	250	251
Genuine Parts Co.	6.875%	11/1/33	75	83

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	George Washington University	4.126%	9/15/48	150	123
	Georgetown University	4.315%	4/1/49	68	57
	Georgetown University	2.943%	4/1/50	100	65
	Georgetown University	5.215%	10/1/18	59	54
	Harley-Davidson Inc.	4.625%	7/28/45	125	102
	Hasbro Inc.	3.900%	11/19/29	350	333
	Hasbro Inc.	6.350%	3/15/40	125	128
	Hasbro Inc.	5.100%	5/15/44	50	43
	Home Depot Inc.	5.150%	6/25/26	350	354
	Home Depot Inc.	2.500%	4/15/27	395	382
	Home Depot Inc.	2.800%	9/14/27	200	193
	Home Depot Inc.	2.950%	6/15/29	600	566
	Home Depot Inc.	4.750%	6/25/29	200	202
	Home Depot Inc.	2.700%	4/15/30	295	271
	Home Depot Inc.	1.375%	3/15/31	500	416
	Home Depot Inc.	4.850%	6/25/31	175	177
	Home Depot Inc.	1.875%	9/15/31	200	169
	Home Depot Inc.	3.250%	4/15/32	200	182
	Home Depot Inc.	4.500%	9/15/32	200	198
	Home Depot Inc.	4.950%	6/25/34	100	100
	Home Depot Inc.	5.875%	12/16/36	1,325	1,414
	Home Depot Inc.	3.300%	4/15/40	295	234
	Home Depot Inc.	5.950%	4/1/41	175	185
	Home Depot Inc.	4.200%	4/1/43	200	171
	Home Depot Inc.	4.875%	2/15/44	300	278
	Home Depot Inc.	4.400%	3/15/45	100	86
	Home Depot Inc.	4.250%	4/1/46	330	277
	Home Depot Inc.	3.900%	6/15/47	250	198
	Home Depot Inc.	4.500%	12/6/48	225	194
	Home Depot Inc.	3.350%	4/15/50	175	123
	Home Depot Inc.	2.375%	3/15/51	200	114
	Home Depot Inc.	3.625%	4/15/52	770	565
	Home Depot Inc.	4.950%	9/15/52	150	138
	Home Depot Inc.	5.300%	6/25/54	50	48
	Honda Motor Co. Ltd.	2.534%	3/10/27	200	193
	Honda Motor Co. Ltd.	2.967%	3/10/32	200	176
	Howard University	5.209%	10/1/52	50	45
	Hyatt Hotels Corp.	4.375%	9/15/28	75	74
	Hyatt Hotels Corp.	5.250%	6/30/29	100	101
	Hyatt Hotels Corp.	5.750%	4/23/30	200	205
	Hyatt Hotels Corp.	5.375%	12/15/31	200	199
	Hyatt Hotels Corp.	5.500%	6/30/34	50	49
	JD.com Inc.	3.875%	4/29/26	200	199
	JD.com Inc.	3.375%	1/14/30	200	189
[3]	Johns Hopkins University	4.083%	7/1/53	75	62
	Johns Hopkins University	4.705%	7/1/32	75	75
	Las Vegas Sands Corp.	5.900%	6/1/27	100	102
	Las Vegas Sands Corp.	6.000%	8/15/29	50	51
	Las Vegas Sands Corp.	6.200%	8/15/34	150	151
	Lear Corp.	3.800%	9/15/27	41	40
	Lear Corp.	4.250%	5/15/29	150	146
	Lear Corp.	3.500%	5/30/30	100	93
	Lear Corp.	5.250%	5/15/49	125	108
	Leggett & Platt Inc.	3.500%	11/15/27	125	120
	Leggett & Platt Inc.	4.400%	3/15/29	75	71
	Leggett & Platt Inc.	3.500%	11/15/51	100	60
	Leland Stanford Junior University	4.679%	3/1/35	125	123
	Leland Stanford Junior University	3.647%	5/1/48	200	156
	Lennar Corp.	5.250%	6/1/26	200	201
	LKQ Corp.	5.750%	6/15/28	500	511
	Lowe's Cos. Inc.	4.800%	4/1/26	200	200
	Lowe's Cos. Inc.	2.500%	4/15/26	250	245
	Lowe's Cos. Inc.	3.100%	5/3/27	350	340
	Lowe's Cos. Inc.	1.300%	4/15/28	260	237
	Lowe's Cos. Inc.	1.700%	9/15/28	200	182
	Lowe's Cos. Inc.	6.500%	3/15/29	67	72
	Lowe's Cos. Inc.	3.650%	4/5/29	300	289
	Lowe's Cos. Inc.	4.500%	4/15/30	250	248
	Lowe's Cos. Inc.	1.700%	10/15/30	300	256
	Lowe's Cos. Inc.	2.625%	4/1/31	500	443

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	3.750%	4/1/32	500	464
	Lowe's Cos. Inc.	5.000%	4/15/33	250	249
	Lowe's Cos. Inc.	5.150%	7/1/33	250	252
	Lowe's Cos. Inc.	2.800%	9/15/41	200	138
	Lowe's Cos. Inc.	4.250%	9/15/44	28	23
	Lowe's Cos. Inc.	3.700%	4/15/46	250	186
	Lowe's Cos. Inc.	4.050%	5/3/47	300	234
	Lowe's Cos. Inc.	3.000%	10/15/50	150	94
	Lowe's Cos. Inc.	3.500%	4/1/51	300	206
	Lowe's Cos. Inc.	4.250%	4/1/52	300	234
	Lowe's Cos. Inc.	5.625%	4/15/53	100	97
	Lowe's Cos. Inc.	5.750%	7/1/53	200	196
	Lowe's Cos. Inc.	5.800%	9/15/62	100	97
	Magna International Inc.	5.050%	3/14/29	150	151
	Magna International Inc.	2.450%	6/15/30	100	89
	Marriott International Inc.	3.125%	6/15/26	1,083	1,065
	Marriott International Inc.	4.000%	4/15/28	50	49
	Marriott International Inc.	4.800%	3/15/30	200	200
	Marriott International Inc.	4.625%	6/15/30	200	198
	Marriott International Inc.	2.850%	4/15/31	300	267
	Marriott International Inc.	5.100%	4/15/32	65	65
	Marriott International Inc.	5.300%	5/15/34	200	199
	Marriott International Inc.	5.350%	3/15/35	200	198
	Marriott International Inc.	5.500%	4/15/37	183	181
	Masco Corp.	3.500%	11/15/27	100	97
	Masco Corp.	1.500%	2/15/28	200	183
	Masco Corp.	2.000%	2/15/31	100	85
	Masco Corp.	4.500%	5/15/47	100	82
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	125	114
	Massachusetts Institute of Technology	2.989%	7/1/50	85	58
	Massachusetts Institute of Technology	3.067%	4/1/52	100	69
	Massachusetts Institute of Technology	5.600%	7/1/11	130	131
	Massachusetts Institute of Technology	4.678%	7/1/14	125	106
	Massachusetts Institute of Technology	3.885%	7/1/16	100	71
	McDonald's Corp.	3.500%	3/1/27	200	197
	McDonald's Corp.	3.500%	7/1/27	315	309
	McDonald's Corp.	3.800%	4/1/28	350	344
	McDonald's Corp.	4.800%	8/14/28	200	202
	McDonald's Corp.	2.625%	9/1/29	450	418
	McDonald's Corp.	2.125%	3/1/30	200	178
	McDonald's Corp.	4.600%	5/15/30	72	72
	McDonald's Corp.	3.600%	7/1/30	200	191
	McDonald's Corp.	4.950%	3/3/35	65	65
	McDonald's Corp.	4.700%	12/9/35	200	194
	McDonald's Corp.	6.300%	10/15/37	150	163
	McDonald's Corp.	6.300%	3/1/38	100	109
	McDonald's Corp.	5.700%	2/1/39	100	103
	McDonald's Corp.	3.700%	2/15/42	25	20
	McDonald's Corp.	3.625%	5/1/43	100	78
	McDonald's Corp.	4.600%	5/26/45	210	183
	McDonald's Corp.	4.875%	12/9/45	300	272
	McDonald's Corp.	4.450%	3/1/47	250	212
	McDonald's Corp.	4.450%	9/1/48	150	126
	McDonald's Corp.	4.200%	4/1/50	200	161
	MDC Holdings Inc.	2.500%	1/15/31	100	87
	MDC Holdings Inc.	6.000%	1/15/43	100	98
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	250	294
	Mohawk Industries Inc.	3.625%	5/15/30	125	117
	NIKE Inc.	2.375%	11/1/26	200	195
	NIKE Inc.	2.750%	3/27/27	200	195
	NIKE Inc.	2.850%	3/27/30	200	185
	NIKE Inc.	3.625%	5/1/43	125	100
	NIKE Inc.	3.375%	3/27/50	550	393
[3]	Northwestern University	4.643%	12/1/44	75	70
[3]	Northwestern University	2.640%	12/1/50	50	31
[3]	Northwestern University	3.662%	12/1/57	75	56
	NVR Inc.	3.000%	5/15/30	200	183
	O'Reilly Automotive Inc.	5.750%	11/20/26	200	204
	O'Reilly Automotive Inc.	3.600%	9/1/27	325	318
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	420

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	O'Reilly Automotive Inc.	5.000%	8/19/34	100	98
	President & Fellows of Harvard College	4.609%	2/15/35	175	173
	President & Fellows of Harvard College	4.875%	10/15/40	225	221
	President & Fellows of Harvard College	3.150%	7/15/46	100	73
	President & Fellows of Harvard College	3.745%	11/15/52	100	77
	PulteGroup Inc.	6.375%	5/15/33	300	317
	Ralph Lauren Corp.	2.950%	6/15/30	200	184
	Rockefeller Foundation	2.492%	10/1/50	250	151
	Ross Stores Inc.	1.875%	4/15/31	200	169
	Sands China Ltd.	2.300%	3/8/27	200	189
	Sands China Ltd.	5.400%	8/8/28	400	400
	Sands China Ltd.	4.375%	6/18/30	200	189
	Starbucks Corp.	2.450%	6/15/26	200	195
	Starbucks Corp.	4.850%	2/8/27	175	176
	Starbucks Corp.	3.500%	3/1/28	100	97
	Starbucks Corp.	4.000%	11/15/28	200	197
	Starbucks Corp.	3.550%	8/15/29	250	240
	Starbucks Corp.	2.250%	3/12/30	450	401
	Starbucks Corp.	2.550%	11/15/30	550	491
	Starbucks Corp.	4.900%	2/15/31	75	76
	Starbucks Corp.	5.000%	2/15/34	75	75
	Starbucks Corp.	4.300%	6/15/45	50	41
	Starbucks Corp.	3.750%	12/1/47	125	93
	Starbucks Corp.	4.500%	11/15/48	200	167
	Starbucks Corp.	3.350%	3/12/50	100	68
	Starbucks Corp.	3.500%	11/15/50	450	313
	Tapestry Inc.	4.125%	7/15/27	23	23
	Tapestry Inc.	5.100%	3/11/30	50	50
	Tapestry Inc.	3.050%	3/15/32	200	173
	Tapestry Inc.	5.500%	3/11/35	300	296
	TJX Cos. Inc.	2.250%	9/15/26	350	340
	Toll Brothers Finance Corp.	4.350%	2/15/28	250	247
	Toyota Motor Credit Corp.	5.200%	5/15/26	200	202
	Toyota Motor Credit Corp.	4.450%	5/18/26	144	144
	Toyota Motor Credit Corp.	1.125%	6/18/26	200	193
	Toyota Motor Credit Corp.	4.550%	8/7/26	100	100
	Toyota Motor Credit Corp.	5.400%	11/20/26	200	203
	Toyota Motor Credit Corp.	4.600%	1/8/27	350	352
	Toyota Motor Credit Corp.	3.200%	1/11/27	200	196
	Toyota Motor Credit Corp.	1.900%	1/13/27	80	77
	Toyota Motor Credit Corp.	5.000%	3/19/27	200	203
	Toyota Motor Credit Corp.	1.150%	8/13/27	500	465
	Toyota Motor Credit Corp.	4.550%	9/20/27	250	251
	Toyota Motor Credit Corp.	4.350%	10/8/27	150	150
	Toyota Motor Credit Corp.	3.050%	1/11/28	100	97
	Toyota Motor Credit Corp.	1.900%	4/6/28	200	186
	Toyota Motor Credit Corp.	5.250%	9/11/28	200	205
	Toyota Motor Credit Corp.	4.650%	1/5/29	200	201
	Toyota Motor Credit Corp.	3.650%	1/8/29	530	514
	Toyota Motor Credit Corp.	5.050%	5/16/29	100	102
	Toyota Motor Credit Corp.	4.550%	8/9/29	100	100
	Toyota Motor Credit Corp.	4.950%	1/9/30	350	355
	Toyota Motor Credit Corp.	2.150%	2/13/30	150	134
	Toyota Motor Credit Corp.	3.375%	4/1/30	200	188
	Toyota Motor Credit Corp.	4.550%	5/17/30	101	101
	Toyota Motor Credit Corp.	5.550%	11/20/30	200	208
	Toyota Motor Credit Corp.	5.100%	3/21/31	200	203
	Toyota Motor Credit Corp.	1.900%	9/12/31	200	168
	Toyota Motor Credit Corp.	4.600%	10/10/31	250	247
	Toyota Motor Credit Corp.	4.800%	1/5/34	200	197
	Toyota Motor Credit Corp.	5.350%	1/9/35	250	254
	Tractor Supply Co.	1.750%	11/1/30	200	170
	Trustees of Boston College	3.129%	7/1/52	100	69
	Trustees of Columbia University in the City of New York	4.355%	10/1/35	100	95
	Trustees of Princeton University	5.700%	3/1/39	150	160
	Trustees of Princeton University	2.516%	7/1/50	150	94
	Trustees of Princeton University	4.201%	3/1/52	100	85
	Trustees of the University of Pennsylvania	2.396%	10/1/50	200	119
	Trustees of the University of Pennsylvania	4.674%	9/1/12	50	43
[3]	University of Chicago	2.547%	4/1/50	100	65

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	University of Chicago	4.003%	10/1/53	100	81
	University of Miami	4.063%	4/1/52	100	79
[3]	University of Notre Dame du Lac	3.438%	2/15/45	100	78
	University of Notre Dame du Lac	3.394%	2/15/48	125	94
[3]	University of Southern California	3.028%	10/1/39	100	80
[3]	University of Southern California	3.841%	10/1/47	100	81
	University of Southern California	2.945%	10/1/51	200	131
	University of Southern California	5.250%	10/1/11	100	94
	Washington University	3.524%	4/15/54	100	74
	Washington University	4.349%	4/15/22	50	39
	Whirlpool Corp.	4.750%	2/26/29	150	148
	Whirlpool Corp.	5.500%	3/1/33	100	98
	Whirlpool Corp.	5.750%	3/1/34	125	122
	Whirlpool Corp.	4.500%	6/1/46	100	75
	Whirlpool Corp.	4.600%	5/15/50	75	56
[3]	William Marsh Rice University	3.574%	5/15/45	150	121
	Yale University	1.482%	4/15/30	100	87
	Yale University	2.402%	4/15/50	100	60
					78,775
Consumer Staples (1.6%)
	Ahold Finance USA LLC	6.875%	5/1/29	100	108
	Altria Group Inc.	4.875%	2/4/28	150	151
	Altria Group Inc.	5.625%	2/6/35	125	126
	Altria Group Inc.	3.400%	2/4/41	500	366
	Altria Group Inc.	4.250%	8/9/42	275	220
	Altria Group Inc.	4.500%	5/2/43	125	103
	Altria Group Inc.	5.375%	1/31/44	350	334
	Altria Group Inc.	3.875%	9/16/46	425	310
	Altria Group Inc.	5.950%	2/14/49	155	153
	Altria Group Inc.	3.700%	2/4/51	750	516
	Altria Group Inc.	6.200%	2/14/59	70	70
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	945	911
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	2,122	1,957
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	100	97
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	475	435
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	565	571
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	1,000	953
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	175	176
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	191
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	375	381
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	325	306
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	451	385
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	600	600
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	405	417
	Archer-Daniels-Midland Co.	2.500%	8/11/26	200	195
	Archer-Daniels-Midland Co.	5.935%	10/1/32	80	86
	Archer-Daniels-Midland Co.	5.375%	9/15/35	95	98
	Archer-Daniels-Midland Co.	3.750%	9/15/47	50	38
	Archer-Daniels-Midland Co.	2.700%	9/15/51	200	122
	BAT Capital Corp.	4.700%	4/2/27	330	330
	BAT Capital Corp.	3.557%	8/15/27	231	225
	BAT Capital Corp.	2.259%	3/25/28	500	467
	BAT Capital Corp.	3.462%	9/6/29	100	95
	BAT Capital Corp.	4.906%	4/2/30	175	175
	BAT Capital Corp.	6.343%	8/2/30	200	213
	BAT Capital Corp.	5.834%	2/20/31	200	208
	BAT Capital Corp.	2.726%	3/25/31	500	442
	BAT Capital Corp.	5.350%	8/15/32	273	274
	BAT Capital Corp.	7.750%	10/19/32	100	115
	BAT Capital Corp.	6.421%	8/2/33	200	213
	BAT Capital Corp.	6.000%	2/20/34	200	208
	BAT Capital Corp.	5.625%	8/15/35	294	295
	BAT Capital Corp.	4.390%	8/15/37	525	460
	BAT Capital Corp.	4.540%	8/15/47	383	306
	BAT Capital Corp.	4.758%	9/6/49	250	204
	BAT Capital Corp.	5.650%	3/16/52	200	184
	BAT Capital Corp.	7.081%	8/2/53	175	192
	BAT International Finance plc	4.448%	3/16/28	500	498
	BAT International Finance plc	5.931%	2/2/29	400	417

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Brown-Forman Corp.	4.750%	4/15/33	200	197
Brown-Forman Corp.	4.500%	7/15/45	100	86
Bunge Ltd. Finance Corp	4.650%	9/17/34	150	145
Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	197
Bunge Ltd. Finance Corp.	4.100%	1/7/28	70	69
Bunge Ltd. Finance Corp.	2.750%	5/14/31	350	310
Campbell's Co.	4.150%	3/15/28	175	173
Campbell's Co.	5.200%	3/21/29	100	102
Campbell's Co.	5.400%	3/21/34	175	176
Campbell's Co.	4.750%	3/23/35	150	144
Campbell's Co.	4.800%	3/15/48	135	118
Campbell's Co.	3.125%	4/24/50	100	66
Campbell's Co.	5.250%	10/13/54	75	68
Church & Dwight Co. Inc.	3.150%	8/1/27	100	98
Church & Dwight Co. Inc.	3.950%	8/1/47	75	59
Clorox Co.	3.100%	10/1/27	50	49
Clorox Co.	3.900%	5/15/28	50	49
Clorox Co.	4.400%	5/1/29	150	149
Clorox Co.	1.800%	5/15/30	50	44
Coca-Cola Co.	3.375%	3/25/27	200	197
Coca-Cola Co.	2.900%	5/25/27	559	546
Coca-Cola Co.	1.000%	3/15/28	500	457
Coca-Cola Co.	2.125%	9/6/29	125	114
Coca-Cola Co.	3.450%	3/25/30	250	240
Coca-Cola Co.	1.375%	3/15/31	100	84
Coca-Cola Co.	5.000%	5/13/34	100	102
Coca-Cola Co.	4.650%	8/14/34	130	129
Coca-Cola Co.	4.125%	3/25/40	100	90
Coca-Cola Co.	2.500%	6/1/40	200	144
Coca-Cola Co.	2.875%	5/5/41	500	370
Coca-Cola Co.	4.200%	3/25/50	175	147
Coca-Cola Co.	2.600%	6/1/50	550	339
Coca-Cola Co.	5.300%	5/13/54	100	98
Coca-Cola Co.	5.200%	1/14/55	200	193
Coca-Cola Co.	2.750%	6/1/60	300	179
Coca-Cola Co.	5.400%	5/13/64	250	244
Coca-Cola Consolidated Inc.	5.250%	6/1/29	100	102
Coca-Cola Consolidated Inc.	5.450%	6/1/34	54	55
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	200	184
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	150	146
Colgate-Palmolive Co.	3.100%	8/15/27	250	245
Colgate-Palmolive Co.	4.000%	8/15/45	150	126
Conagra Brands Inc.	7.000%	10/1/28	275	294
Conagra Brands Inc.	8.250%	9/15/30	50	57
Conagra Brands Inc.	5.300%	11/1/38	200	190
Conagra Brands Inc.	5.400%	11/1/48	150	136
Constellation Brands Inc.	3.700%	12/6/26	425	419
Constellation Brands Inc.	3.500%	5/9/27	150	147
Constellation Brands Inc.	3.600%	2/15/28	175	170
Constellation Brands Inc.	4.650%	11/15/28	75	75
Constellation Brands Inc.	3.150%	8/1/29	225	210
Constellation Brands Inc.	2.875%	5/1/30	356	323
Constellation Brands Inc.	2.250%	8/1/31	275	233
Constellation Brands Inc.	5.250%	11/15/48	100	91
Constellation Brands Inc.	3.750%	5/1/50	125	90
Costco Wholesale Corp.	1.600%	4/20/30	1,200	1,052
Costco Wholesale Corp.	1.750%	4/20/32	200	168
Delhaize America LLC	9.000%	4/15/31	100	119
Diageo Capital plc	5.300%	10/24/27	250	255
Diageo Capital plc	2.000%	4/29/30	200	177
Diageo Capital plc	2.125%	4/29/32	200	167
Diageo Capital plc	5.875%	9/30/36	50	53
Diageo Capital plc	3.875%	4/29/43	250	201
Diageo Finance plc	5.625%	10/5/33	200	208
Dollar General Corp.	3.875%	4/15/27	150	148
Dollar General Corp.	4.625%	11/1/27	200	200
Dollar General Corp.	4.125%	5/1/28	150	148
Dollar General Corp.	5.200%	7/5/28	200	203
Dollar General Corp.	3.500%	4/3/30	100	94
Dollar General Corp.	4.125%	4/3/50	250	187

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dollar Tree Inc.	4.200%	5/15/28	549	539
	Estee Lauder Cos. Inc.	3.150%	3/15/27	367	359
	Estee Lauder Cos. Inc.	2.375%	12/1/29	125	113
	Estee Lauder Cos. Inc.	4.650%	5/15/33	200	194
	Estee Lauder Cos. Inc.	5.000%	2/14/34	125	124
	Estee Lauder Cos. Inc.	6.000%	5/15/37	75	80
	Estee Lauder Cos. Inc.	4.375%	6/15/45	100	83
	Estee Lauder Cos. Inc.	4.150%	3/15/47	100	78
	Estee Lauder Cos. Inc.	3.125%	12/1/49	125	80
	Flowers Foods Inc.	3.500%	10/1/26	75	74
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	87
	General Mills Inc.	4.200%	4/17/28	375	371
	General Mills Inc.	4.875%	1/30/30	200	201
	General Mills Inc.	2.875%	4/15/30	150	137
	General Mills Inc.	2.250%	10/14/31	250	214
	General Mills Inc.	4.950%	3/29/33	200	198
	General Mills Inc.	5.250%	1/30/35	150	150
	General Mills Inc.	5.400%	6/15/40	100	98
	General Mills Inc.	3.000%	2/1/51	50	32
	Haleon US Capital LLC	3.375%	3/24/27	250	245
	Haleon US Capital LLC	3.375%	3/24/29	250	239
	Haleon US Capital LLC	3.625%	3/24/32	700	644
	Hershey Co.	2.300%	8/15/26	100	98
	Hershey Co.	4.550%	2/24/28	133	134
	Hershey Co.	2.450%	11/15/29	130	119
	Hershey Co.	3.125%	11/15/49	150	102
	Hormel Foods Corp.	4.800%	3/30/27	150	151
	Hormel Foods Corp.	1.800%	6/11/30	200	175
	Hormel Foods Corp.	3.050%	6/3/51	200	132
	Ingredion Inc.	3.200%	10/1/26	100	98
	Ingredion Inc.	2.900%	6/1/30	175	160
	J M Smucker Co.	3.375%	12/15/27	150	146
	J M Smucker Co.	5.900%	11/15/28	75	78
	J M Smucker Co.	2.375%	3/15/30	100	90
	J M Smucker Co.	2.125%	3/15/32	31	26
	J M Smucker Co.	6.200%	11/15/33	200	213
	J M Smucker Co.	4.250%	3/15/35	100	92
	J M Smucker Co.	4.375%	3/15/45	125	104
	J M Smucker Co.	6.500%	11/15/53	200	216
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	2.500%	1/15/27	200	192
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.500%	1/15/30	160	163
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.750%	4/1/33	634	645
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.750%	3/15/34	184	199
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	4.375%	2/2/52	400	310
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.500%	12/1/52	300	312
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	7.250%	11/15/53	122	138
[5]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Foods Group	5.950%	4/20/35	175	180
[5]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Foods Group	6.375%	2/25/55	100	103
	Kellanova	3.250%	4/1/26	125	124
	Kellanova	3.400%	11/15/27	125	122
	Kellanova	4.300%	5/15/28	100	100
	Kellanova	7.450%	4/1/31	125	141
	Kellanova	5.750%	5/16/54	100	101
	Kenvue Inc.	5.050%	3/22/28	200	204
	Kenvue Inc.	4.900%	3/22/33	200	200
	Kenvue Inc.	5.100%	3/22/43	200	192
	Kenvue Inc.	5.050%	3/22/53	425	398
	Kenvue Inc.	5.200%	3/22/63	150	140
	Keurig Dr Pepper Inc.	2.550%	9/15/26	75	73
	Keurig Dr Pepper Inc.	5.100%	3/15/27	200	202
	Keurig Dr Pepper Inc.	3.430%	6/15/27	100	98
	Keurig Dr Pepper Inc.	5.050%	3/15/29	200	203
	Keurig Dr Pepper Inc.	3.950%	4/15/29	175	170
	Keurig Dr Pepper Inc.	3.200%	5/1/30	150	139
	Keurig Dr Pepper Inc.	2.250%	3/15/31	200	174
	Keurig Dr Pepper Inc.	5.200%	3/15/31	100	102
	Keurig Dr Pepper Inc.	4.050%	4/15/32	150	142
	Keurig Dr Pepper Inc.	5.300%	3/15/34	200	204
	Keurig Dr Pepper Inc.	4.500%	11/15/45	200	169
	Keurig Dr Pepper Inc.	3.800%	5/1/50	150	112

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Keurig Dr Pepper Inc.	4.500%	4/15/52	200	167
Kimberly-Clark Corp.	1.050%	9/15/27	500	464
Kimberly-Clark Corp.	3.950%	11/1/28	50	49
Kimberly-Clark Corp.	3.200%	4/25/29	150	144
Kimberly-Clark Corp.	3.100%	3/26/30	155	145
Kimberly-Clark Corp.	2.000%	11/2/31	250	216
Kimberly-Clark Corp.	6.625%	8/1/37	250	287
Kimberly-Clark Corp.	5.300%	3/1/41	25	25
Kimberly-Clark Corp.	3.200%	7/30/46	175	124
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	37	38
Kraft Heinz Foods Co.	3.000%	6/1/26	350	344
Kraft Heinz Foods Co.	3.875%	5/15/27	250	247
Kraft Heinz Foods Co.	3.750%	4/1/30	200	191
Kraft Heinz Foods Co.	4.250%	3/1/31	200	194
Kraft Heinz Foods Co.	6.875%	1/26/39	100	111
Kraft Heinz Foods Co.	5.000%	6/4/42	250	227
Kraft Heinz Foods Co.	5.200%	7/15/45	550	504
Kraft Heinz Foods Co.	4.375%	6/1/46	450	368
Kraft Heinz Foods Co.	4.875%	10/1/49	250	216
Kroger Co.	2.650%	10/15/26	140	136
Kroger Co.	3.700%	8/1/27	100	98
Kroger Co.	7.700%	6/1/29	50	55
Kroger Co.	8.000%	9/15/29	125	141
Kroger Co.	2.200%	5/1/30	100	89
Kroger Co.	7.500%	4/1/31	100	113
Kroger Co.	5.000%	9/15/34	650	636
Kroger Co.	5.400%	7/15/40	50	49
Kroger Co.	5.000%	4/15/42	125	116
Kroger Co.	5.150%	8/1/43	100	93
Kroger Co.	4.650%	1/15/48	225	191
Kroger Co.	5.400%	1/15/49	150	141
Kroger Co.	3.950%	1/15/50	150	114
Kroger Co.	5.500%	9/15/54	381	360
Kroger Co.	5.650%	9/15/64	260	245
McCormick & Co. Inc.	3.400%	8/15/27	150	147
McCormick & Co. Inc.	2.500%	4/15/30	250	224
McCormick & Co. Inc.	4.700%	10/15/34	100	96
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	105
Mead Johnson Nutrition Co.	4.600%	6/1/44	150	132
Molson Coors Beverage Co.	3.000%	7/15/26	375	368
Molson Coors Beverage Co.	5.000%	5/1/42	200	184
Molson Coors Beverage Co.	4.200%	7/15/46	375	301
Mondelez International Inc.	2.625%	3/17/27	200	193
Mondelez International Inc.	4.750%	2/20/29	100	101
Mondelez International Inc.	2.750%	4/13/30	115	105
Mondelez International Inc.	1.875%	10/15/32	300	247
Mondelez International Inc.	4.750%	8/28/34	100	98
Mondelez International Inc.	2.625%	9/4/50	250	148
PepsiCo Inc.	2.375%	10/6/26	225	219
PepsiCo Inc.	4.400%	2/7/27	150	151
PepsiCo Inc.	2.625%	3/19/27	100	97
PepsiCo Inc.	3.000%	10/15/27	325	316
PepsiCo Inc.	4.450%	2/7/28	175	176
PepsiCo Inc.	4.450%	5/15/28	200	201
PepsiCo Inc.	2.625%	7/29/29	200	187
PepsiCo Inc.	2.750%	3/19/30	345	319
PepsiCo Inc.	1.625%	5/1/30	700	610
PepsiCo Inc.	1.400%	2/25/31	200	168
PepsiCo Inc.	5.000%	2/7/35	225	227
PepsiCo Inc.	3.500%	3/19/40	175	145
PepsiCo Inc.	2.625%	10/21/41	200	141
PepsiCo Inc.	3.600%	8/13/42	100	80
PepsiCo Inc.	4.450%	4/14/46	300	264
PepsiCo Inc.	3.450%	10/6/46	300	225
PepsiCo Inc.	4.000%	5/2/47	100	82
PepsiCo Inc.	3.375%	7/29/49	240	174
PepsiCo Inc.	2.875%	10/15/49	325	214
PepsiCo Inc.	2.750%	10/21/51	50	31
PepsiCo Inc.	3.875%	3/19/60	150	114
Philip Morris International Inc.	4.750%	2/12/27	400	403

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Philip Morris International Inc.	4.375%	11/1/27	125	125
Philip Morris International Inc.	5.125%	11/17/27	200	203
Philip Morris International Inc.	3.125%	3/2/28	100	96
Philip Morris International Inc.	4.875%	2/13/29	200	202
Philip Morris International Inc.	3.375%	8/15/29	250	238
Philip Morris International Inc.	4.625%	11/1/29	200	200
Philip Morris International Inc.	5.625%	11/17/29	200	209
Philip Morris International Inc.	5.125%	2/15/30	200	204
Philip Morris International Inc.	2.100%	5/1/30	150	133
Philip Morris International Inc.	5.500%	9/7/30	244	254
Philip Morris International Inc.	1.750%	11/1/30	500	429
Philip Morris International Inc.	5.125%	2/13/31	225	229
Philip Morris International Inc.	4.750%	11/1/31	200	199
Philip Morris International Inc.	5.750%	11/17/32	700	732
Philip Morris International Inc.	5.375%	2/15/33	200	204
Philip Morris International Inc.	5.625%	9/7/33	114	118
Philip Morris International Inc.	5.250%	2/13/34	400	404
Philip Morris International Inc.	4.900%	11/1/34	50	49
Philip Morris International Inc.	6.375%	5/16/38	200	219
Philip Morris International Inc.	4.375%	11/15/41	500	430
Philip Morris International Inc.	4.500%	3/20/42	125	110
Philip Morris International Inc.	3.875%	8/21/42	25	20
Philip Morris International Inc.	4.125%	3/4/43	150	124
Pilgrim's Pride Corp.	3.500%	3/1/32	500	440
Pilgrim's Pride Corp.	6.250%	7/1/33	175	181
Procter & Gamble Co.	2.800%	3/25/27	500	488
Procter & Gamble Co.	3.000%	3/25/30	500	471
Procter & Gamble Co.	1.200%	10/29/30	300	254
Procter & Gamble Co.	4.550%	1/29/34	200	199
Procter & Gamble Co.	5.550%	3/5/37	150	159
Procter & Gamble Co.	3.550%	3/25/40	188	159
Procter & Gamble Co.	3.500%	10/25/47	100	78
Reynolds American Inc.	5.700%	8/15/35	175	176
Reynolds American Inc.	7.250%	6/15/37	100	111
Reynolds American Inc.	6.150%	9/15/43	75	75
Reynolds American Inc.	5.850%	8/15/45	450	429
Sysco Corp.	3.300%	7/15/26	250	246
Sysco Corp.	3.250%	7/15/27	175	170
Sysco Corp.	5.750%	1/17/29	100	104
Sysco Corp.	2.400%	2/15/30	100	90
Sysco Corp.	5.950%	4/1/30	166	174
Sysco Corp.	6.000%	1/17/34	100	106
Sysco Corp.	6.600%	4/1/40	175	191
Sysco Corp.	4.500%	4/1/46	200	167
Sysco Corp.	4.450%	3/15/48	100	82
Sysco Corp.	6.600%	4/1/50	100	109
Sysco Corp.	3.150%	12/14/51	250	160
Target Corp.	1.950%	1/15/27	100	96
Target Corp.	3.375%	4/15/29	200	193
Target Corp.	2.650%	9/15/30	250	227
Target Corp.	4.500%	9/15/32	154	151
Target Corp.	4.500%	9/15/34	100	96
Target Corp.	5.000%	4/15/35	239	238
Target Corp.	6.500%	10/15/37	103	115
Target Corp.	7.000%	1/15/38	125	146
Target Corp.	4.000%	7/1/42	500	423
Target Corp.	3.900%	11/15/47	300	237
Target Corp.	4.800%	1/15/53	100	90
Tyson Foods Inc.	3.550%	6/2/27	275	270
Tyson Foods Inc.	4.350%	3/1/29	280	276
Tyson Foods Inc.	5.700%	3/15/34	250	256
Tyson Foods Inc.	5.150%	8/15/44	200	184
Tyson Foods Inc.	5.100%	9/28/48	275	248
Unilever Capital Corp.	2.000%	7/28/26	125	122
Unilever Capital Corp.	2.900%	5/5/27	175	171
Unilever Capital Corp.	4.250%	8/12/27	150	150
Unilever Capital Corp.	4.875%	9/8/28	200	204
Unilever Capital Corp.	1.375%	9/14/30	300	255
Unilever Capital Corp.	1.750%	8/12/31	500	425
Unilever Capital Corp.	5.900%	11/15/32	200	216

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Unilever Capital Corp.	5.000%	12/8/33	200	203
	Unilever Capital Corp.	4.625%	8/12/34	200	197
	Walmart Inc.	1.050%	9/17/26	100	96
	Walmart Inc.	3.250%	7/8/29	250	241
	Walmart Inc.	2.375%	9/24/29	425	394
	Walmart Inc.	1.800%	9/22/31	100	86
	Walmart Inc.	4.150%	9/9/32	250	244
	Walmart Inc.	4.100%	4/15/33	250	242
	Walmart Inc.	5.250%	9/1/35	192	201
	Walmart Inc.	6.200%	4/15/38	315	352
	Walmart Inc.	3.950%	6/28/38	275	250
	Walmart Inc.	5.000%	10/25/40	100	100
	Walmart Inc.	4.000%	4/11/43	274	236
	Walmart Inc.	3.625%	12/15/47	265	204
	Walmart Inc.	4.050%	6/29/48	375	310
	Walmart Inc.	2.650%	9/22/51	200	125
	Walmart Inc.	4.500%	9/9/52	200	176
	Walmart Inc.	4.500%	4/15/53	250	221
					73,016
Energy (1.9%)
	Apache Corp.	4.375%	10/15/28	44	43
	Apache Corp.	4.250%	1/15/30	90	86
	Apache Corp.	6.000%	1/15/37	77	75
	Apache Corp.	5.100%	9/1/40	233	202
	Apache Corp.	5.350%	7/1/49	68	56
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	200	193
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	200	195
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	250	235
	Boardwalk Pipelines LP	5.950%	6/1/26	200	202
	Boardwalk Pipelines LP	4.450%	7/15/27	100	99
	Boardwalk Pipelines LP	5.625%	8/1/34	235	236
	BP Capital Markets America Inc.	3.119%	5/4/26	550	542
	BP Capital Markets America Inc.	3.017%	1/16/27	400	391
	BP Capital Markets America Inc.	5.017%	11/17/27	300	305
	BP Capital Markets America Inc.	4.234%	11/6/28	345	342
	BP Capital Markets America Inc.	4.699%	4/10/29	100	101
	BP Capital Markets America Inc.	4.970%	10/17/29	200	204
	BP Capital Markets America Inc.	4.868%	11/25/29	400	406
	BP Capital Markets America Inc.	3.633%	4/6/30	350	334
	BP Capital Markets America Inc.	2.721%	1/12/32	200	175
	BP Capital Markets America Inc.	4.812%	2/13/33	400	393
	BP Capital Markets America Inc.	4.893%	9/11/33	535	527
	BP Capital Markets America Inc.	4.989%	4/10/34	200	198
	BP Capital Markets America Inc.	5.227%	11/17/34	350	352
	BP Capital Markets America Inc.	3.060%	6/17/41	100	73
	BP Capital Markets America Inc.	3.000%	2/24/50	450	290
	BP Capital Markets America Inc.	2.772%	11/10/50	150	92
	BP Capital Markets America Inc.	2.939%	6/4/51	500	315
	BP Capital Markets America Inc.	3.001%	3/17/52	200	127
	BP Capital Markets America Inc.	3.379%	2/8/61	400	258
	BP Capital Markets plc	3.279%	9/19/27	200	195
	Canadian Natural Resources Ltd.	3.850%	6/1/27	500	492
[5]	Canadian Natural Resources Ltd.	5.000%	12/15/29	50	50
	Canadian Natural Resources Ltd.	2.950%	7/15/30	100	90
	Canadian Natural Resources Ltd.	6.450%	6/30/33	125	133
[5]	Canadian Natural Resources Ltd.	5.400%	12/15/34	50	49
	Canadian Natural Resources Ltd.	5.850%	2/1/35	100	101
	Canadian Natural Resources Ltd.	6.250%	3/15/38	300	311
	Canadian Natural Resources Ltd.	4.950%	6/1/47	140	121
	Cenovus Energy Inc.	4.250%	4/15/27	100	99
	Cenovus Energy Inc.	2.650%	1/15/32	100	84
	Cenovus Energy Inc.	5.250%	6/15/37	38	37
	Cenovus Energy Inc.	6.750%	11/15/39	39	42
	Cenovus Energy Inc.	5.400%	6/15/47	119	106
	Cenovus Energy Inc.	3.750%	2/15/52	150	103
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	285	272
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	100	80
	Cheniere Energy Inc.	4.625%	10/15/28	252	249
	Cheniere Energy Inc.	5.650%	4/15/34	265	268

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cheniere Energy Partners LP	4.500%	10/1/29	275	268
Cheniere Energy Partners LP	4.000%	3/1/31	586	549
Cheniere Energy Partners LP	3.250%	1/31/32	350	308
Cheniere Energy Partners LP	5.950%	6/30/33	47	48
Cheniere Energy Partners LP	5.750%	8/15/34	100	102
Chevron Corp.	2.236%	5/11/30	500	449
Chevron USA Inc.	4.405%	2/26/27	45	45
Chevron USA Inc.	1.018%	8/12/27	500	465
Chevron USA Inc.	4.475%	2/26/28	200	201
Chevron USA Inc.	4.687%	4/15/30	150	151
Chevron USA Inc.	4.819%	4/15/32	150	151
Chevron USA Inc.	4.980%	4/15/35	117	117
Chevron USA Inc.	2.343%	8/12/50	200	115
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	200	183
CNOOC Finance 2013 Ltd.	3.300%	9/30/49	200	153
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	200	200
CNOOC Petroleum North America ULC	5.875%	3/10/35	200	221
CNOOC Petroleum North America ULC	6.400%	5/15/37	225	263
Columbia Pipeline Group Inc.	5.800%	6/1/45	100	98
ConocoPhillips	6.500%	2/1/39	100	111
ConocoPhillips	4.875%	10/1/47	285	255
ConocoPhillips Co.	4.700%	1/15/30	225	226
ConocoPhillips Co.	4.850%	1/15/32	200	200
ConocoPhillips Co.	5.050%	9/15/33	200	201
ConocoPhillips Co.	5.000%	1/15/35	225	223
ConocoPhillips Co.	3.758%	3/15/42	88	70
ConocoPhillips Co.	4.300%	11/15/44	275	231
ConocoPhillips Co.	3.800%	3/15/52	190	140
ConocoPhillips Co.	5.300%	5/15/53	478	447
ConocoPhillips Co.	5.550%	3/15/54	175	170
ConocoPhillips Co.	5.500%	1/15/55	225	218
ConocoPhillips Co.	4.025%	3/15/62	300	218
ConocoPhillips Co.	5.700%	9/15/63	125	121
ConocoPhillips Co.	5.650%	1/15/65	200	193
Continental Resources Inc.	4.375%	1/15/28	200	196
Continental Resources Inc.	4.900%	6/1/44	125	101
Coterra Energy Inc.	3.900%	5/15/27	200	197
Coterra Energy Inc.	5.600%	3/15/34	105	106
Coterra Energy Inc.	5.400%	2/15/35	310	305
Coterra Energy Inc.	5.900%	2/15/55	50	48
DCP Midstream Operating LP	5.625%	7/15/27	75	76
DCP Midstream Operating LP	3.250%	2/15/32	181	158
DCP Midstream Operating LP	5.600%	4/1/44	40	37
Devon Energy Corp.	5.250%	10/15/27	100	100
Devon Energy Corp.	5.875%	6/15/28	130	130
Devon Energy Corp.	4.500%	1/15/30	130	128
Devon Energy Corp.	7.875%	9/30/31	160	182
Devon Energy Corp.	7.950%	4/15/32	163	186
Devon Energy Corp.	4.750%	5/15/42	130	109
Devon Energy Corp.	5.000%	6/15/45	150	127
Diamondback Energy Inc.	3.250%	12/1/26	100	98
Diamondback Energy Inc.	5.200%	4/18/27	150	152
Diamondback Energy Inc.	3.500%	12/1/29	200	189
Diamondback Energy Inc.	5.150%	1/30/30	150	152
Diamondback Energy Inc.	6.250%	3/15/33	190	201
Diamondback Energy Inc.	5.400%	4/18/34	230	230
Diamondback Energy Inc.	5.550%	4/1/35	180	181
Diamondback Energy Inc.	4.400%	3/24/51	200	156
Diamondback Energy Inc.	4.250%	3/15/52	100	76
Diamondback Energy Inc.	6.250%	3/15/53	200	200
Diamondback Energy Inc.	5.750%	4/18/54	265	250
Diamondback Energy Inc.	5.900%	4/18/64	175	164
Eastern Energy Gas Holdings LLC	5.800%	1/15/35	100	103
Eastern Energy Gas Holdings LLC	5.650%	10/15/54	100	96
Eastern Energy Gas Holdings LLC	6.200%	1/15/55	100	104
Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	100	93
Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	125	106
Enbridge Energy Partners LP	7.500%	4/15/38	150	172
Enbridge Energy Partners LP	5.500%	9/15/40	125	120
Enbridge Inc.	1.600%	10/4/26	200	191

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Enbridge Inc.	5.900%	11/15/26	125	128
Enbridge Inc.	5.250%	4/5/27	200	203
Enbridge Inc.	3.700%	7/15/27	150	147
Enbridge Inc.	6.000%	11/15/28	125	130
Enbridge Inc.	5.300%	4/5/29	200	204
Enbridge Inc.	3.125%	11/15/29	200	186
Enbridge Inc.	6.200%	11/15/30	125	132
Enbridge Inc.	5.700%	3/8/33	400	410
Enbridge Inc.	2.500%	8/1/33	200	163
Enbridge Inc.	5.625%	4/5/34	100	102
Enbridge Inc.	4.500%	6/10/44	100	83
Enbridge Inc.	5.500%	12/1/46	135	130
Enbridge Inc.	3.400%	8/1/51	200	135
Enbridge Inc.	6.700%	11/15/53	165	179
Enbridge Inc.	5.950%	4/5/54	200	199
Enbridge Inc.	7.200%	6/27/54	120	122
Enbridge Inc.	7.375%	3/15/55	50	51
Energy Transfer LP	4.400%	3/15/27	150	150
Energy Transfer LP	5.500%	6/1/27	300	305
Energy Transfer LP	5.550%	2/15/28	200	205
Energy Transfer LP	4.950%	5/15/28	200	201
Energy Transfer LP	5.250%	4/15/29	425	430
Energy Transfer LP	5.250%	7/1/29	73	74
Energy Transfer LP	5.200%	4/1/30	32	32
Energy Transfer LP	3.750%	5/15/30	250	236
Energy Transfer LP	5.750%	2/15/33	200	205
Energy Transfer LP	6.550%	12/1/33	600	642
Energy Transfer LP	5.550%	5/15/34	150	150
Energy Transfer LP	5.600%	9/1/34	207	207
Energy Transfer LP	5.700%	4/1/35	101	102
Energy Transfer LP	6.625%	10/15/36	225	242
Energy Transfer LP	5.800%	6/15/38	150	149
Energy Transfer LP	6.050%	6/1/41	100	99
Energy Transfer LP	6.500%	2/1/42	275	284
Energy Transfer LP	4.950%	1/15/43	175	151
Energy Transfer LP	5.300%	4/1/44	300	269
Energy Transfer LP	5.000%	5/15/44	100	86
Energy Transfer LP	5.150%	3/15/45	175	153
Energy Transfer LP	5.350%	5/15/45	100	90
Energy Transfer LP	6.125%	12/15/45	200	197
Energy Transfer LP	5.300%	4/15/47	200	177
Energy Transfer LP	5.400%	10/1/47	275	246
Energy Transfer LP	6.250%	4/15/49	320	317
Energy Transfer LP	5.000%	5/15/50	500	421
Energy Transfer LP	5.950%	5/15/54	540	516
Energy Transfer LP	6.050%	9/1/54	191	186
Enterprise Products Operating LLC	4.600%	1/11/27	445	447
Enterprise Products Operating LLC	3.950%	2/15/27	100	99
Enterprise Products Operating LLC	3.125%	7/31/29	200	189
Enterprise Products Operating LLC	2.800%	1/31/30	300	277
Enterprise Products Operating LLC	6.875%	3/1/33	175	196
Enterprise Products Operating LLC	4.850%	1/31/34	75	74
Enterprise Products Operating LLC	4.950%	2/15/35	150	148
Enterprise Products Operating LLC	7.550%	4/15/38	150	179
Enterprise Products Operating LLC	6.125%	10/15/39	300	318
Enterprise Products Operating LLC	5.950%	2/1/41	175	181
Enterprise Products Operating LLC	4.450%	2/15/43	300	259
Enterprise Products Operating LLC	4.850%	3/15/44	335	303
Enterprise Products Operating LLC	5.100%	2/15/45	100	93
Enterprise Products Operating LLC	4.900%	5/15/46	425	383
Enterprise Products Operating LLC	4.250%	2/15/48	100	81
Enterprise Products Operating LLC	4.800%	2/1/49	100	88
Enterprise Products Operating LLC	4.200%	1/31/50	350	278
Enterprise Products Operating LLC	3.200%	2/15/52	300	197
Enterprise Products Operating LLC	3.300%	2/15/53	200	133
Enterprise Products Operating LLC	5.550%	2/16/55	250	243
Enterprise Products Operating LLC	3.950%	1/31/60	200	146
Enterprise Products Operating LLC	5.250%	8/16/77	100	98
Enterprise Products Operating LLC	5.375%	2/15/78	200	196
EOG Resources Inc.	4.375%	4/15/30	200	198

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	EOG Resources Inc.	4.950%	4/15/50	200	180
	EOG Resources Inc.	5.650%	12/1/54	125	124
	EQT Corp.	3.900%	10/1/27	150	147
	EQT Corp.	5.700%	4/1/28	200	206
	EQT Corp.	5.000%	1/15/29	200	201
	EQT Corp.	7.000%	2/1/30	200	216
	Equinor ASA	7.250%	9/23/27	250	268
	Equinor ASA	3.625%	9/10/28	175	171
	Equinor ASA	2.375%	5/22/30	400	361
	Equinor ASA	5.100%	8/17/40	125	124
	Equinor ASA	4.250%	11/23/41	175	153
	Equinor ASA	3.950%	5/15/43	125	105
	Equinor ASA	4.800%	11/8/43	175	162
	Equinor ASA	3.250%	11/18/49	225	157
	Equinor ASA	3.700%	4/6/50	405	306
	Expand Energy Corp.	5.375%	3/15/30	300	298
	Expand Energy Corp.	4.750%	2/1/32	200	189
	Expand Energy Corp.	5.700%	1/15/35	75	75
	Exxon Mobil Corp.	2.275%	8/16/26	600	585
	Exxon Mobil Corp.	2.440%	8/16/29	250	233
	Exxon Mobil Corp.	2.610%	10/15/30	650	590
	Exxon Mobil Corp.	2.995%	8/16/39	100	78
	Exxon Mobil Corp.	4.227%	3/19/40	400	357
	Exxon Mobil Corp.	3.567%	3/6/45	235	180
	Exxon Mobil Corp.	4.114%	3/1/46	200	165
	Exxon Mobil Corp.	4.327%	3/19/50	805	674
	Exxon Mobil Corp.	3.452%	4/15/51	500	358
	Halliburton Co.	2.920%	3/1/30	200	183
	Halliburton Co.	6.700%	9/15/38	345	382
	Halliburton Co.	7.450%	9/15/39	491	578
	Halliburton Co.	4.500%	11/15/41	100	86
	Halliburton Co.	5.000%	11/15/45	500	450
[5]	Helmerich & Payne Inc.	4.650%	12/1/27	250	249
[5]	Helmerich & Payne Inc.	4.850%	12/1/29	200	194
	Helmerich & Payne Inc.	2.900%	9/29/31	100	85
[5]	Helmerich & Payne Inc.	5.500%	12/1/34	50	47
	Hess Corp.	4.300%	4/1/27	250	249
	Hess Corp.	7.300%	8/15/31	180	204
	Hess Corp.	7.125%	3/15/33	100	113
	Hess Corp.	6.000%	1/15/40	75	80
	Hess Corp.	5.600%	2/15/41	350	351
	HF Sinclair Corp.	5.750%	1/15/31	200	203
	HF Sinclair Corp.	6.250%	1/15/35	175	176
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	715	812
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	51
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	266
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	55
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	211
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	200	211
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	50	47
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	150	127
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	66
	Kinder Morgan Inc.	1.750%	11/15/26	200	191
	Kinder Morgan Inc.	4.300%	3/1/28	200	198
	Kinder Morgan Inc.	7.800%	8/1/31	140	160
	Kinder Morgan Inc.	7.750%	1/15/32	265	303
	Kinder Morgan Inc.	5.300%	12/1/34	175	173
	Kinder Morgan Inc.	5.550%	6/1/45	200	187
	Kinder Morgan Inc.	5.050%	2/15/46	175	153
	Kinder Morgan Inc.	3.600%	2/15/51	200	137
	Kinder Morgan Inc.	5.450%	8/1/52	130	119
	Kinder Morgan Inc.	5.950%	8/1/54	130	127
	Marathon Petroleum Corp.	5.125%	12/15/26	200	202
	Marathon Petroleum Corp.	5.150%	3/1/30	120	121
	Marathon Petroleum Corp.	5.700%	3/1/35	295	294
	Marathon Petroleum Corp.	6.500%	3/1/41	300	311
	Marathon Petroleum Corp.	4.500%	4/1/48	260	205
	MPLX LP	4.250%	12/1/27	275	272
	MPLX LP	4.000%	3/15/28	400	393
	MPLX LP	4.950%	9/1/32	149	146

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MPLX LP	5.000%	3/1/33	200	195
	MPLX LP	5.500%	6/1/34	250	249
	MPLX LP	5.400%	4/1/35	112	110
	MPLX LP	4.500%	4/15/38	400	351
	MPLX LP	4.700%	4/15/48	400	327
	MPLX LP	4.950%	3/14/52	260	219
	MPLX LP	5.650%	3/1/53	200	185
	MPLX LP	5.950%	4/1/55	111	107
	NOV Inc.	3.600%	12/1/29	200	189
	NOV Inc.	3.950%	12/1/42	125	93
	Occidental Petroleum Corp.	8.500%	7/15/27	86	91
	Occidental Petroleum Corp.	6.375%	9/1/28	97	101
	Occidental Petroleum Corp.	5.200%	8/1/29	205	205
	Occidental Petroleum Corp.	8.875%	7/15/30	176	202
	Occidental Petroleum Corp.	6.625%	9/1/30	155	163
	Occidental Petroleum Corp.	6.125%	1/1/31	196	202
	Occidental Petroleum Corp.	7.500%	5/1/31	153	169
	Occidental Petroleum Corp.	7.875%	9/15/31	85	96
	Occidental Petroleum Corp.	5.375%	1/1/32	280	276
	Occidental Petroleum Corp.	5.550%	10/1/34	210	205
	Occidental Petroleum Corp.	6.450%	9/15/36	301	310
	Occidental Petroleum Corp.	7.950%	6/15/39	43	49
	Occidental Petroleum Corp.	6.200%	3/15/40	128	127
	Occidental Petroleum Corp.	6.600%	3/15/46	196	198
	Occidental Petroleum Corp.	4.400%	4/15/46	75	56
	Occidental Petroleum Corp.	4.200%	3/15/48	55	39
	Occidental Petroleum Corp.	6.050%	10/1/54	175	164
	ONEOK Inc.	4.850%	7/15/26	85	85
	ONEOK Inc.	5.550%	11/1/26	52	53
	ONEOK Inc.	4.250%	9/24/27	400	397
	ONEOK Inc.	4.550%	7/15/28	200	199
	ONEOK Inc.	5.650%	11/1/28	100	103
	ONEOK Inc.	4.350%	3/15/29	100	98
	ONEOK Inc.	5.375%	6/1/29	90	92
	ONEOK Inc.	3.400%	9/1/29	245	231
	ONEOK Inc.	3.100%	3/15/30	200	184
	ONEOK Inc.	3.250%	6/1/30	200	184
	ONEOK Inc.	4.750%	10/15/31	125	123
	ONEOK Inc.	6.050%	9/1/33	350	364
	ONEOK Inc.	5.650%	9/1/34	385	388
	ONEOK Inc.	5.050%	11/1/34	325	314
	ONEOK Inc.	5.150%	10/15/43	125	113
	ONEOK Inc.	5.600%	4/1/44	60	56
	ONEOK Inc.	5.050%	4/1/45	80	69
	ONEOK Inc.	4.250%	9/15/46	200	154
	ONEOK Inc.	5.450%	6/1/47	290	263
	ONEOK Inc.	4.950%	7/13/47	110	94
	ONEOK Inc.	4.200%	10/3/47	150	115
	ONEOK Inc.	5.200%	7/15/48	40	35
	ONEOK Inc.	4.850%	2/1/49	100	83
	ONEOK Inc.	4.450%	9/1/49	150	117
	ONEOK Inc.	4.500%	3/15/50	100	79
	ONEOK Inc.	7.150%	1/15/51	120	130
	ONEOK Inc.	6.625%	9/1/53	250	262
	ONEOK Inc.	5.700%	11/1/54	285	267
	ONEOK Inc.	5.850%	11/1/64	140	131
	ONEOK Partners LP	6.650%	10/1/36	260	280
	ONEOK Partners LP	6.125%	2/1/41	150	151
	Ovintiv Inc.	5.650%	5/15/28	100	102
	Ovintiv Inc.	7.375%	11/1/31	50	55
	Ovintiv Inc.	6.250%	7/15/33	100	103
	Ovintiv Inc.	6.500%	8/15/34	150	156
	Ovintiv Inc.	6.625%	8/15/37	100	104
	Ovintiv Inc.	6.500%	2/1/38	100	103
	Ovintiv Inc.	7.100%	7/15/53	75	79
	Patterson-UTI Energy Inc.	5.150%	11/15/29	150	149
	Patterson-UTI Energy Inc.	7.150%	10/1/33	100	105
[3]	Petroleos Mexicanos	2.378%	4/15/25	3	3
	Phillips 66	3.900%	3/15/28	150	147
	Phillips 66	2.150%	12/15/30	100	87

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phillips 66	4.650%	11/15/34	300	283
	Phillips 66	5.875%	5/1/42	245	244
	Phillips 66	4.875%	11/15/44	440	381
	Phillips 66 Co.	4.950%	12/1/27	200	203
	Phillips 66 Co.	3.150%	12/15/29	100	93
	Phillips 66 Co.	5.250%	6/15/31	200	203
	Phillips 66 Co.	4.950%	3/15/35	105	101
	Phillips 66 Co.	4.680%	2/15/45	245	206
	Pioneer Natural Resources Co.	1.900%	8/15/30	300	261
	Pioneer Natural Resources Co.	2.150%	1/15/31	200	174
	Plains All American Pipeline LP	5.950%	6/15/35	175	178
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	100	100
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	275	259
	Plains All American Pipeline LP / PAA Finance Corp.	3.800%	9/15/30	200	188
	Plains All American Pipeline LP / PAA Finance Corp.	5.700%	9/15/34	85	86
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	100	107
	Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	110	98
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	200	167
	Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	50	43
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	450	454
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	750	754
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	300	297
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	550	540
	Sabine Pass Liquefaction LLC	5.900%	9/15/37	150	155
[5]	Schlumberger Holdings Corp.	4.500%	5/15/28	100	100
[5]	Schlumberger Holdings Corp.	2.650%	6/26/30	300	271
[5]	Schlumberger Holdings Corp.	4.850%	5/15/33	100	98
	Shell Finance US Inc.	2.375%	11/7/29	582	533
	Shell Finance US Inc.	2.750%	4/6/30	50	46
	Shell Finance US Inc.	4.125%	5/11/35	300	281
	Shell Finance US Inc.	4.550%	8/12/43	300	266
	Shell Finance US Inc.	4.375%	5/11/45	430	366
	Shell Finance US Inc.	4.000%	5/10/46	640	511
	Shell International Finance BV	2.875%	5/10/26	500	493
	Shell International Finance BV	2.500%	9/12/26	600	586
	Shell International Finance BV	3.875%	11/13/28	68	67
	Shell International Finance BV	6.375%	12/15/38	475	526
	Shell International Finance BV	5.500%	3/25/40	175	178
	Shell International Finance BV	2.875%	11/26/41	200	144
	Shell International Finance BV	3.125%	11/7/49	300	201
	Shell International Finance BV	3.000%	11/26/51	200	130
[5]	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/27	100	100
[5]	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/29	150	149
[5]	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/34	215	211
[5]	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/54	125	119
	Spectra Energy Partners LP	3.375%	10/15/26	205	201
	Spectra Energy Partners LP	4.500%	3/15/45	325	267
	Suncor Energy Inc.	5.950%	12/1/34	125	129
	Suncor Energy Inc.	6.800%	5/15/38	323	349
	Suncor Energy Inc.	4.000%	11/15/47	100	75
	Suncor Energy Inc.	3.750%	3/4/51	200	141
	Targa Resources Corp.	6.150%	3/1/29	175	183
	Targa Resources Corp.	4.200%	2/1/33	200	185
	Targa Resources Corp.	6.125%	3/15/33	284	296
	Targa Resources Corp.	5.500%	2/15/35	175	174
	Targa Resources Corp.	5.550%	8/15/35	171	171
	Targa Resources Corp.	4.950%	4/15/52	75	63
	Targa Resources Corp.	6.250%	7/1/52	90	91
	Targa Resources Corp.	6.500%	2/15/53	200	208
	Targa Resources Corp.	6.125%	5/15/55	171	170
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	100	101
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/28	100	100
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	100	102
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.500%	3/1/30	200	202
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	200	196
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	200	185
	TC PipeLines LP	3.900%	5/25/27	50	49
	TotalEnergies Capital International SA	2.829%	1/10/30	490	457
	TotalEnergies Capital International SA	2.986%	6/29/41	140	102
	TotalEnergies Capital International SA	3.461%	7/12/49	150	107

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
TotalEnergies Capital International SA	3.127%	5/29/50	440	292
TotalEnergies Capital International SA	3.386%	6/29/60	130	85
TotalEnergies Capital SA	5.150%	4/5/34	225	228
TotalEnergies Capital SA	4.724%	9/10/34	125	123
TotalEnergies Capital SA	5.488%	4/5/54	300	290
TotalEnergies Capital SA	5.275%	9/10/54	250	236
TotalEnergies Capital SA	5.638%	4/5/64	225	220
TotalEnergies Capital SA	5.425%	9/10/64	225	212
TransCanada PipeLines Ltd.	4.250%	5/15/28	250	247
TransCanada PipeLines Ltd.	4.100%	4/15/30	400	385
TransCanada PipeLines Ltd.	4.625%	3/1/34	735	694
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	150
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	307
TransCanada PipeLines Ltd.	6.200%	10/15/37	175	181
TransCanada PipeLines Ltd.	6.100%	6/1/40	200	206
TransCanada PipeLines Ltd.	7.000%	6/1/65	300	296
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	98
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	200	185
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	85
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	100	76
Valero Energy Corp.	4.350%	6/1/28	137	136
Valero Energy Corp.	5.150%	2/15/30	40	40
Valero Energy Corp.	7.500%	4/15/32	400	453
Valero Energy Corp.	6.625%	6/15/37	300	321
Valero Energy Corp.	3.650%	12/1/51	100	68
Valero Energy Partners LP	4.500%	3/15/28	75	75
Western Midstream Operating LP	4.750%	8/15/28	54	54
Western Midstream Operating LP	6.350%	1/15/29	100	104
Western Midstream Operating LP	4.050%	2/1/30	227	217
Western Midstream Operating LP	5.450%	4/1/44	105	94
Western Midstream Operating LP	5.300%	3/1/48	200	171
Western Midstream Operating LP	5.250%	2/1/50	300	256
Williams Cos. Inc.	3.750%	6/15/27	300	295
Williams Cos. Inc.	5.300%	8/15/28	138	141
Williams Cos. Inc.	4.900%	3/15/29	200	201
Williams Cos. Inc.	4.800%	11/15/29	100	100
Williams Cos. Inc.	3.500%	11/15/30	200	187
Williams Cos. Inc.	2.600%	3/15/31	200	176
Williams Cos. Inc.	4.650%	8/15/32	200	194
Williams Cos. Inc.	5.650%	3/15/33	200	205
Williams Cos. Inc.	5.150%	3/15/34	225	222
Williams Cos. Inc.	5.600%	3/15/35	200	204
Williams Cos. Inc.	6.300%	4/15/40	100	105
Williams Cos. Inc.	5.800%	11/15/43	100	99
Williams Cos. Inc.	5.400%	3/4/44	315	297
Williams Cos. Inc.	5.750%	6/24/44	100	98
Williams Cos. Inc.	5.100%	9/15/45	200	181
Williams Cos. Inc.	4.850%	3/1/48	150	130
Williams Cos. Inc.	3.500%	10/15/51	100	68
Williams Cos. Inc.	5.300%	8/15/52	130	119
Williams Cos. Inc.	5.800%	11/15/54	175	172
Williams Cos. Inc.	6.000%	3/15/55	100	101
Woodside Finance Ltd.	5.100%	9/12/34	215	209
Woodside Finance Ltd.	5.700%	9/12/54	130	121
				88,671
Financials (7.8%)
ACE Capital Trust II	9.700%	4/1/30	50	59
Aegon Ltd.	5.500%	4/11/48	200	199
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	600	580
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/27	200	205
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	300	293
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	500	498
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	300	293
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	4/1/28	225	226
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/28	200	206
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	750	704
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	9/10/29	325	322
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.150%	9/30/30	200	211
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	500	443

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	500	432
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.300%	1/19/34	250	248
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.950%	9/10/34	300	289
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/41	300	236
Affiliated Managers Group Inc.	3.300%	6/15/30	300	278
Aflac Inc.	2.875%	10/15/26	75	73
Aflac Inc.	4.750%	1/15/49	235	205
Air Lease Corp.	5.300%	6/25/26	80	81
Air Lease Corp.	2.200%	1/15/27	200	192
Air Lease Corp.	3.625%	4/1/27	75	74
Air Lease Corp.	3.625%	12/1/27	200	195
Air Lease Corp.	2.100%	9/1/28	500	459
Air Lease Corp.	3.250%	10/1/29	100	94
Air Lease Corp.	3.000%	2/1/30	225	206
Air Lease Corp.	3.125%	12/1/30	750	679
Aircastle Ltd.	4.250%	6/15/26	100	99
Alleghany Corp.	3.625%	5/15/30	100	96
Alleghany Corp.	4.900%	9/15/44	100	92
Alleghany Corp.	3.250%	8/15/51	250	167
Allstate Corp.	5.050%	6/24/29	100	101
Allstate Corp.	1.450%	12/15/30	100	83
Allstate Corp.	5.250%	3/30/33	200	202
Allstate Corp.	5.550%	5/9/35	100	103
Allstate Corp.	4.500%	6/15/43	125	107
Allstate Corp.	4.200%	12/15/46	440	355
Allstate Corp.	3.850%	8/10/49	100	75
Allstate Corp.	6.500%	5/15/67	100	102
Ally Financial Inc.	2.200%	11/2/28	450	408
Ally Financial Inc.	6.992%	6/13/29	200	209
Ally Financial Inc.	8.000%	11/1/31	400	446
American Express Co.	4.990%	5/1/26	200	200
American Express Co.	3.125%	5/20/26	250	247
American Express Co.	1.650%	11/4/26	525	503
American Express Co.	2.550%	3/4/27	200	193
American Express Co.	5.645%	4/23/27	200	202
American Express Co.	3.300%	5/3/27	350	343
American Express Co.	5.389%	7/28/27	200	202
American Express Co.	5.098%	2/16/28	2,000	2,024
American Express Co.	5.043%	7/26/28	250	253
American Express Co.	5.282%	7/27/29	200	204
American Express Co.	5.085%	1/30/31	150	152
American Express Co.	6.489%	10/30/31	200	216
American Express Co.	4.989%	5/26/33	150	148
American Express Co.	5.043%	5/1/34	192	192
American Express Co.	5.915%	4/25/35	90	92
American Express Co.	5.284%	7/26/35	250	250
American Express Co.	5.442%	1/30/36	170	172
American Financial Group Inc.	5.250%	4/2/30	114	117
American Financial Group Inc.	4.500%	6/15/47	110	91
American International Group Inc.	4.200%	4/1/28	120	119
American International Group Inc.	3.400%	6/30/30	120	112
American International Group Inc.	3.875%	1/15/35	100	90
American International Group Inc.	4.500%	7/16/44	100	86
American International Group Inc.	4.750%	4/1/48	200	176
American National Group Inc.	5.750%	10/1/29	100	101
Ameriprise Financial Inc.	2.875%	9/15/26	100	98
Ameriprise Financial Inc.	5.150%	5/15/33	200	201
Ameriprise Financial Inc.	5.200%	4/15/35	200	199
Aon Corp.	8.205%	1/1/27	25	26
Aon Corp.	4.500%	12/15/28	100	100
Aon Corp.	3.750%	5/2/29	90	87
Aon Corp.	2.800%	5/15/30	405	369
Aon Corp.	6.250%	9/30/40	100	106
Aon Corp. / Aon Global Holdings plc	5.350%	2/28/33	225	229
Aon Global Ltd.	4.600%	6/14/44	175	151
Aon Global Ltd.	4.750%	5/15/45	100	87
Aon North America Inc.	5.125%	3/1/27	100	101
Aon North America Inc.	5.300%	3/1/31	200	204
Aon North America Inc.	5.450%	3/1/34	500	509
Aon North America Inc.	5.750%	3/1/54	675	666

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apollo Debt Solutions BDC	6.900%	4/13/29	250	259
	Apollo Debt Solutions BDC	6.700%	7/29/31	175	181
[5]	Apollo Debt Solutions BDC	6.550%	3/15/32	100	101
	Apollo Global Management Inc.	6.375%	11/15/33	75	81
	Apollo Global Management Inc.	5.800%	5/21/54	200	197
	Apollo Global Management Inc.	6.000%	12/15/54	90	87
	Arch Capital Finance LLC	4.011%	12/15/26	100	99
	Arch Capital Finance LLC	5.031%	12/15/46	100	91
	Arch Capital Group Ltd.	7.350%	5/1/34	50	58
	Arch Capital Group Ltd.	3.635%	6/30/50	200	145
	Arch Capital Group US Inc.	5.144%	11/1/43	50	46
	Ares Capital Corp.	2.150%	7/15/26	500	482
	Ares Capital Corp.	7.000%	1/15/27	80	82
	Ares Capital Corp.	2.875%	6/15/27	224	214
	Ares Capital Corp.	5.875%	3/1/29	175	178
	Ares Capital Corp.	5.950%	7/15/29	200	203
	Ares Capital Corp.	3.200%	11/15/31	150	130
	Ares Capital Corp.	5.800%	3/8/32	100	99
	Ares Management Corp.	5.600%	10/11/54	150	139
[5]	Ares Strategic Income Fund	5.700%	3/15/28	180	180
[5]	Ares Strategic Income Fund	6.350%	8/15/29	200	203
[5]	Ares Strategic Income Fund	5.600%	2/15/30	130	128
[5]	Ares Strategic Income Fund	6.200%	3/21/32	200	199
	Arthur J Gallagher & Co.	4.600%	12/15/27	35	35
	Arthur J Gallagher & Co.	4.850%	12/15/29	25	25
	Arthur J Gallagher & Co.	5.000%	2/15/32	30	30
	Arthur J Gallagher & Co.	5.500%	3/2/33	200	203
	Arthur J Gallagher & Co.	6.500%	2/15/34	100	108
	Arthur J Gallagher & Co.	5.150%	2/15/35	300	297
	Arthur J Gallagher & Co.	5.750%	3/2/53	200	195
	Arthur J Gallagher & Co.	5.750%	7/15/54	100	99
	Arthur J Gallagher & Co.	5.550%	2/15/55	135	130
	Associated Banc-Corp	6.455%	8/29/30	50	50
	Assurant Inc.	4.900%	3/27/28	100	101
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	100	105
	Athene Holding Ltd.	4.125%	1/12/28	200	197
	Athene Holding Ltd.	6.150%	4/3/30	210	221
	Athene Holding Ltd.	3.500%	1/15/31	500	463
	Athene Holding Ltd.	5.875%	1/15/34	375	381
	Athene Holding Ltd.	3.950%	5/25/51	5	4
	Athene Holding Ltd.	6.250%	4/1/54	300	300
	Athene Holding Ltd.	6.625%	10/15/54	100	99
	Australia & New Zealand Banking Group Ltd.	4.420%	12/16/26	250	251
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/27	250	253
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/29	350	352
	AXA SA	8.600%	12/15/30	112	132
	AXIS Specialty Finance LLC	4.900%	1/15/40	50	47
	AXIS Specialty Finance plc	4.000%	12/6/27	550	541
	Bain Capital Specialty Finance Inc.	5.950%	3/15/30	100	98
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	200	225
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	200	205
	Banco Santander SA	5.179%	11/19/25	250	250
	Banco Santander SA	4.250%	4/11/27	600	595
	Banco Santander SA	5.294%	8/18/27	200	203
	Banco Santander SA	6.527%	11/7/27	800	823
	Banco Santander SA	3.800%	2/23/28	200	195
	Banco Santander SA	5.552%	3/14/28	200	203
	Banco Santander SA	4.379%	4/12/28	200	198
	Banco Santander SA	5.365%	7/15/28	200	203
	Banco Santander SA	6.607%	11/7/28	200	212
	Banco Santander SA	5.538%	3/14/30	200	204
	Banco Santander SA	2.958%	3/25/31	600	538
	Banco Santander SA	5.439%	7/15/31	200	205
	Banco Santander SA	6.921%	8/8/33	400	424
	Banco Santander SA	6.938%	11/7/33	200	222
	Banco Santander SA	6.350%	3/14/34	400	410
	Banco Santander SA	6.033%	1/17/35	200	207
	Bank of America Corp.	3.500%	4/19/26	320	317
	Bank of America Corp.	1.319%	6/19/26	500	496
	Bank of America Corp.	4.250%	10/22/26	725	723

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bank of America Corp.	3.559%	4/23/27	750	742
Bank of America Corp.	1.734%	7/22/27	500	482
Bank of America Corp.	3.248%	10/21/27	750	730
Bank of America Corp.	4.183%	11/25/27	560	555
Bank of America Corp.	3.824%	1/20/28	1,248	1,232
Bank of America Corp.	2.551%	2/4/28	675	651
Bank of America Corp.	3.705%	4/24/28	350	344
Bank of America Corp.	3.593%	7/21/28	800	783
Bank of America Corp.	6.204%	11/10/28	350	364
Bank of America Corp.	3.419%	12/20/28	1,334	1,293
Bank of America Corp.	3.970%	3/5/29	225	221
Bank of America Corp.	5.202%	4/25/29	450	457
Bank of America Corp.	2.087%	6/14/29	1,500	1,386
Bank of America Corp.	4.271%	7/23/29	575	568
Bank of America Corp.	3.974%	2/7/30	150	146
Bank of America Corp.	2.884%	10/22/30	300	276
Bank of America Corp.	2.496%	2/13/31	750	673
Bank of America Corp.	2.592%	4/29/31	2,000	1,795
Bank of America Corp.	2.687%	4/22/32	500	440
Bank of America Corp.	2.572%	10/20/32	1,500	1,294
Bank of America Corp.	2.972%	2/4/33	925	811
Bank of America Corp.	5.015%	7/22/33	500	498
Bank of America Corp.	5.288%	4/25/34	1,450	1,457
Bank of America Corp.	5.872%	9/15/34	300	313
Bank of America Corp.	5.468%	1/23/35	700	710
Bank of America Corp.	5.425%	8/15/35	180	176
Bank of America Corp.	5.518%	10/25/35	425	416
Bank of America Corp.	5.511%	1/24/36	300	305
Bank of America Corp.	2.482%	9/21/36	400	333
Bank of America Corp.	6.110%	1/29/37	335	348
Bank of America Corp.	3.846%	3/8/37	570	511
Bank of America Corp.	4.244%	4/24/38	300	270
Bank of America Corp.	7.750%	5/14/38	240	284
Bank of America Corp.	4.078%	4/23/40	550	475
Bank of America Corp.	2.676%	6/19/41	1,000	708
Bank of America Corp.	5.875%	2/7/42	300	314
Bank of America Corp.	3.311%	4/22/42	400	303
Bank of America Corp.	5.000%	1/21/44	615	576
Bank of America Corp.	4.875%	4/1/44	300	275
Bank of America Corp.	4.750%	4/21/45	100	89
Bank of America Corp.	4.443%	1/20/48	100	85
Bank of America Corp.	4.330%	3/15/50	250	205
Bank of America Corp.	4.083%	3/20/51	1,500	1,178
Bank of America Corp.	2.831%	10/24/51	500	311
Bank of America Corp.	3.483%	3/13/52	500	354
Bank of America Corp.	2.972%	7/21/52	400	256
Bank of America NA	5.526%	8/18/26	275	279
Bank of America NA	6.000%	10/15/36	250	262
Bank of Montreal	5.300%	6/5/26	200	202
Bank of Montreal	2.650%	3/8/27	200	194
Bank of Montreal	4.567%	9/10/27	180	180
Bank of Montreal	5.203%	2/1/28	200	204
Bank of Montreal	5.717%	9/25/28	200	207
Bank of Montreal	5.511%	6/4/31	300	309
Bank of Montreal	3.803%	12/15/32	500	483
Bank of New York Mellon Corp.	2.800%	5/4/26	576	567
Bank of New York Mellon Corp.	2.450%	8/17/26	408	398
Bank of New York Mellon Corp.	2.050%	1/26/27	120	115
Bank of New York Mellon Corp.	4.947%	4/26/27	200	201
Bank of New York Mellon Corp.	3.250%	5/16/27	150	147
Bank of New York Mellon Corp.	3.442%	2/7/28	150	148
Bank of New York Mellon Corp.	4.890%	7/21/28	200	202
Bank of New York Mellon Corp.	5.802%	10/25/28	200	207
Bank of New York Mellon Corp.	4.543%	2/1/29	200	200
Bank of New York Mellon Corp.	3.300%	8/23/29	100	95
Bank of New York Mellon Corp.	6.317%	10/25/29	200	212
Bank of New York Mellon Corp.	4.975%	3/14/30	200	203
Bank of New York Mellon Corp.	4.942%	2/11/31	600	605
Bank of New York Mellon Corp.	2.500%	1/26/32	80	69
Bank of New York Mellon Corp.	5.060%	7/22/32	140	142

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of New York Mellon Corp.	5.834%	10/25/33	200	210
	Bank of New York Mellon Corp.	4.706%	2/1/34	200	195
	Bank of New York Mellon Corp.	4.967%	4/26/34	1,200	1,189
	Bank of New York Mellon Corp.	5.188%	3/14/35	200	201
	Bank of Nova Scotia	2.700%	8/3/26	100	98
	Bank of Nova Scotia	1.300%	9/15/26	500	478
	Bank of Nova Scotia	1.950%	2/2/27	200	192
	Bank of Nova Scotia	5.400%	6/4/27	120	122
	Bank of Nova Scotia	5.250%	6/12/28	200	204
	Bank of Nova Scotia	5.450%	8/1/29	125	128
	Bank of Nova Scotia	2.450%	2/2/32	200	171
	Bank of Nova Scotia	5.650%	2/1/34	200	207
	Bank of Nova Scotia	4.588%	5/4/37	200	185
	Barclays plc	2.852%	5/7/26	300	299
	Barclays plc	5.200%	5/12/26	610	612
	Barclays plc	7.325%	11/2/26	375	380
	Barclays plc	5.829%	5/9/27	350	354
	Barclays plc	4.337%	1/10/28	200	198
	Barclays plc	5.674%	3/12/28	225	229
	Barclays plc	4.836%	5/9/28	400	398
	Barclays plc	5.501%	8/9/28	325	330
	Barclays plc	4.837%	9/10/28	80	80
	Barclays plc	7.385%	11/2/28	375	398
	Barclays plc	5.086%	2/25/29	200	201
	Barclays plc	4.972%	5/16/29	500	501
	Barclays plc	6.490%	9/13/29	326	342
	Barclays plc	5.690%	3/12/30	225	230
	Barclays plc	5.088%	6/20/30	345	342
	Barclays plc	4.942%	9/10/30	119	119
	Barclays plc	5.367%	2/25/31	200	202
	Barclays plc	2.645%	6/24/31	400	355
	Barclays plc	5.746%	8/9/33	325	330
	Barclays plc	7.437%	11/2/33	1,125	1,255
	Barclays plc	7.119%	6/27/34	270	291
	Barclays plc	5.335%	9/10/35	625	610
	Barclays plc	3.564%	9/23/35	250	226
	Barclays plc	5.785%	2/25/36	200	201
	Barclays plc	5.250%	8/17/45	250	236
	Barclays plc	4.950%	1/10/47	200	180
	Barclays plc	6.036%	3/12/55	400	404
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	140	150
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	750	625
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	180	152
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	425	272
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	534	411
[1,5]	BGC Group Inc.	6.150%	4/2/30	100	100
	BlackRock Funding Inc.	4.700%	3/14/29	200	203
	BlackRock Funding Inc.	5.000%	3/14/34	200	202
	BlackRock Funding Inc.	4.900%	1/8/35	150	150
	BlackRock Funding Inc.	5.250%	3/14/54	275	265
	BlackRock Funding Inc.	5.350%	1/8/55	150	146
	Blackrock Inc.	3.200%	3/15/27	100	98
	Blackrock Inc.	3.250%	4/30/29	90	86
	Blackrock Inc.	2.400%	4/30/30	380	344
	Blackrock Inc.	2.100%	2/25/32	600	509
	Blackrock Inc.	4.750%	5/25/33	200	200
	Blackstone Private Credit Fund	2.625%	12/15/26	300	287
	Blackstone Private Credit Fund	3.250%	3/15/27	400	385
[5]	Blackstone Private Credit Fund	4.950%	9/26/27	70	69
	Blackstone Private Credit Fund	6.250%	1/25/31	90	91
	Blackstone Private Credit Fund	6.000%	1/29/32	175	173
[5]	Blackstone Private Credit Fund	6.000%	11/22/34	300	289
	Blackstone Reg Finance Co. LLC	5.000%	12/6/34	100	98
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	483
	Blackstone Secured Lending Fund	5.875%	11/15/27	150	152
	Blackstone Secured Lending Fund	5.350%	4/13/28	150	150
	Blue Owl Capital Corp.	3.400%	7/15/26	244	238
	Blue Owl Capital Corp.	2.625%	1/15/27	200	190
	Blue Owl Capital Corp.	2.875%	6/11/28	125	115
	Blue Owl Capital Corp.	5.950%	3/15/29	200	201

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Blue Owl Credit Income Corp.	4.700%	2/8/27	150	148
	Blue Owl Credit Income Corp.	7.750%	9/16/27	850	889
	Blue Owl Credit Income Corp.	7.950%	6/13/28	200	212
[5]	Blue Owl Credit Income Corp.	6.600%	9/15/29	200	203
[5]	Blue Owl Credit Income Corp.	5.800%	3/15/30	175	172
	Blue Owl Finance LLC	6.250%	4/18/34	500	512
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	200	189
[5]	Blue Owl Technology Finance Corp.	6.100%	3/15/28	50	50
[5]	BNP Paribas SA	3.052%	1/13/31	50	46
	BPCE SA	3.375%	12/2/26	250	246
	Brighthouse Financial Inc.	4.700%	6/22/47	173	135
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	99
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	75	69
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	200	175
	Brookfield Capital Finance LLC	6.087%	6/14/33	100	105
	Brookfield Finance I UK plc / Brookfield Finance Inc.	2.340%	1/30/32	120	101
	Brookfield Finance Inc.	4.250%	6/2/26	50	50
	Brookfield Finance Inc.	3.900%	1/25/28	125	123
	Brookfield Finance Inc.	4.850%	3/29/29	150	150
	Brookfield Finance Inc.	4.350%	4/15/30	205	200
	Brookfield Finance Inc.	4.700%	9/20/47	185	157
	Brookfield Finance Inc.	3.500%	3/30/51	150	103
	Brookfield Finance Inc.	5.968%	3/4/54	240	241
	Brookfield Finance Inc.	5.813%	3/3/55	100	97
	Brookfield Finance LLC / Brookfield Finance Inc.	3.450%	4/15/50	125	85
	Brown & Brown Inc.	4.500%	3/15/29	75	74
	Brown & Brown Inc.	2.375%	3/15/31	500	429
	Brown & Brown Inc.	5.650%	6/11/34	175	178
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	275	265
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	200	196
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	115	117
	Canadian Imperial Bank of Commerce	4.857%	3/30/29	336	337
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	200	183
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	200	212
	Capital One Financial Corp.	3.750%	7/28/26	500	493
	Capital One Financial Corp.	3.750%	3/9/27	100	98
	Capital One Financial Corp.	3.650%	5/11/27	800	783
	Capital One Financial Corp.	7.149%	10/29/27	200	207
	Capital One Financial Corp.	3.800%	1/31/28	300	294
	Capital One Financial Corp.	5.468%	2/1/29	200	203
	Capital One Financial Corp.	5.700%	2/1/30	595	608
	Capital One Financial Corp.	3.273%	3/1/30	230	216
	Capital One Financial Corp.	7.624%	10/30/31	200	223
	Capital One Financial Corp.	2.618%	11/2/32	250	213
	Capital One Financial Corp.	5.817%	2/1/34	732	737
	Capital One Financial Corp.	6.377%	6/8/34	500	522
	Capital One Financial Corp.	6.051%	2/1/35	205	209
	Capital One Financial Corp.	6.183%	1/30/36	305	304
	Carlyle Secured Lending Inc.	6.750%	2/18/30	50	51
	Charles Schwab Corp.	1.150%	5/13/26	500	483
	Charles Schwab Corp.	5.875%	8/24/26	180	183
	Charles Schwab Corp.	3.200%	3/2/27	250	245
	Charles Schwab Corp.	2.450%	3/3/27	245	236
	Charles Schwab Corp.	3.200%	1/25/28	100	97
	Charles Schwab Corp.	4.000%	2/1/29	125	123
	Charles Schwab Corp.	5.643%	5/19/29	220	227
	Charles Schwab Corp.	3.250%	5/22/29	100	95
	Charles Schwab Corp.	2.750%	10/1/29	50	46
	Charles Schwab Corp.	6.196%	11/17/29	220	232
	Charles Schwab Corp.	4.625%	3/22/30	50	50
	Charles Schwab Corp.	2.300%	5/13/31	500	436
	Charles Schwab Corp.	2.900%	3/3/32	395	347
	Charles Schwab Corp.	5.853%	5/19/34	300	313
	Charles Schwab Corp.	6.136%	8/24/34	235	250
	Chubb Corp.	6.000%	5/11/37	125	134
	Chubb Corp.	6.500%	5/15/38	95	106
	Chubb INA Holdings LLC	3.350%	5/3/26	355	351
	Chubb INA Holdings LLC	5.000%	3/15/34	125	125
	Chubb INA Holdings LLC	6.700%	5/15/36	200	224
	Chubb INA Holdings LLC	4.150%	3/13/43	100	84

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chubb INA Holdings LLC	4.350%	11/3/45	350	300
Chubb INA Holdings LLC	2.850%	12/15/51	100	64
Chubb INA Holdings LLC	3.050%	12/15/61	200	123
Cincinnati Financial Corp.	6.920%	5/15/28	100	107
Cincinnati Financial Corp.	6.125%	11/1/34	75	79
Citibank NA	5.438%	4/30/26	350	354
Citibank NA	4.929%	8/6/26	350	352
Citibank NA	5.488%	12/4/26	450	458
Citibank NA	4.876%	11/19/27	525	527
Citibank NA	4.838%	8/6/29	350	354
Citibank NA	5.570%	4/30/34	250	257
Citigroup Inc.	3.200%	10/21/26	1,025	1,005
Citigroup Inc.	4.300%	11/20/26	75	75
Citigroup Inc.	4.450%	9/29/27	1,230	1,223
Citigroup Inc.	3.887%	1/10/28	475	469
Citigroup Inc.	3.070%	2/24/28	1,000	972
Citigroup Inc.	4.658%	5/24/28	350	350
Citigroup Inc.	3.668%	7/24/28	900	880
Citigroup Inc.	4.125%	7/25/28	100	98
Citigroup Inc.	3.520%	10/27/28	580	564
Citigroup Inc.	5.174%	2/13/30	450	455
Citigroup Inc.	3.980%	3/20/30	475	460
Citigroup Inc.	4.542%	9/19/30	350	345
Citigroup Inc.	2.976%	11/5/30	300	276
Citigroup Inc.	2.666%	1/29/31	500	451
Citigroup Inc.	4.412%	3/31/31	750	731
Citigroup Inc.	2.572%	6/3/31	500	445
Citigroup Inc.	6.625%	6/15/32	100	108
Citigroup Inc.	2.520%	11/3/32	475	406
Citigroup Inc.	3.057%	1/25/33	230	201
Citigroup Inc.	3.785%	3/17/33	600	549
Citigroup Inc.	4.910%	5/24/33	220	215
Citigroup Inc.	6.270%	11/17/33	500	530
Citigroup Inc.	6.174%	5/25/34	350	358
Citigroup Inc.	5.827%	2/13/35	1,050	1,043
Citigroup Inc.	6.125%	8/25/36	75	77
Citigroup Inc.	3.878%	1/24/39	225	190
Citigroup Inc.	8.125%	7/15/39	562	697
Citigroup Inc.	5.411%	9/19/39	350	335
Citigroup Inc.	5.316%	3/26/41	1,000	967
Citigroup Inc.	5.875%	1/30/42	100	102
Citigroup Inc.	5.300%	5/6/44	375	350
Citigroup Inc.	4.650%	7/30/45	200	175
Citigroup Inc.	4.750%	5/18/46	375	318
Citigroup Inc.	4.650%	7/23/48	450	383
Citigroup Inc.	5.612%	3/4/56	175	171
Citizens Financial Group Inc.	2.850%	7/27/26	175	171
Citizens Financial Group Inc.	5.841%	1/23/30	200	205
Citizens Financial Group Inc.	2.500%	2/6/30	200	178
Citizens Financial Group Inc.	5.253%	3/5/31	120	121
Citizens Financial Group Inc.	2.638%	9/30/32	125	103
Citizens Financial Group Inc.	6.645%	4/25/35	129	137
CME Group Inc.	4.400%	3/15/30	200	200
CME Group Inc.	2.650%	3/15/32	500	440
CME Group Inc.	5.300%	9/15/43	200	200
CNA Financial Corp.	3.450%	8/15/27	100	97
CNA Financial Corp.	3.900%	5/1/29	100	97
CNA Financial Corp.	5.125%	2/15/34	170	169
CNO Financial Group Inc.	5.250%	5/30/29	100	100
CNO Financial Group Inc.	6.450%	6/15/34	125	130
Comerica Bank	5.332%	8/25/33	250	241
Comerica Inc.	4.000%	2/1/29	90	86
Comerica Inc.	5.982%	1/30/30	200	203
Commonwealth Bank of Australia	4.577%	11/27/26	200	201
Commonwealth Bank of Australia	4.423%	3/14/28	250	251
Cooperatieve Rabobank UA	3.750%	7/21/26	475	469
Cooperatieve Rabobank UA	5.500%	10/5/26	250	254
Cooperatieve Rabobank UA	4.883%	1/21/28	250	254
Cooperatieve Rabobank UA	4.800%	1/9/29	250	253
Cooperatieve Rabobank UA	4.494%	10/17/29	250	250

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cooperatieve Rabobank UA	5.250%	5/24/41	100	98
	Cooperatieve Rabobank UA	5.750%	12/1/43	250	251
	Cooperatieve Rabobank UA	5.250%	8/4/45	250	238
	Corebridge Financial Inc.	3.850%	4/5/29	185	179
	Corebridge Financial Inc.	3.900%	4/5/32	500	462
	Corebridge Financial Inc.	6.050%	9/15/33	400	416
	Corebridge Financial Inc.	5.750%	1/15/34	232	238
	Corebridge Financial Inc.	4.350%	4/5/42	100	84
	Corebridge Financial Inc.	4.400%	4/5/52	215	172
	Corebridge Financial Inc.	6.875%	12/15/52	150	153
	Corebridge Financial Inc.	6.375%	9/15/54	150	149
	Credit Suisse USA LLC	7.125%	7/15/32	100	113
	Deutsche Bank AG	7.146%	7/13/27	500	514
	Deutsche Bank AG	2.311%	11/16/27	250	240
	Deutsche Bank AG	5.706%	2/8/28	150	152
	Deutsche Bank AG	6.720%	1/18/29	325	340
	Deutsche Bank AG	6.819%	11/20/29	275	292
	Deutsche Bank AG	3.729%	1/14/32	250	225
	Deutsche Bank AG	3.035%	5/28/32	160	140
	Deutsche Bank AG	4.875%	12/1/32	240	235
	Deutsche Bank AG	3.742%	1/7/33	215	189
	Deutsche Bank AG	7.079%	2/10/34	200	210
	Deutsche Bank AG	5.403%	9/11/35	350	341
	Discover Bank	3.450%	7/27/26	309	304
	Discover Bank	4.650%	9/13/28	250	248
	Discover Bank	2.700%	2/6/30	100	90
	Discover Financial Services	4.100%	2/9/27	250	247
	Discover Financial Services	6.700%	11/29/32	250	268
	Eaton Vance Corp.	3.500%	4/6/27	100	98
	Enact Holdings Inc.	6.250%	5/28/29	125	128
	Enstar Finance LLC	5.500%	1/15/42	102	99
	Enstar Group Ltd.	4.950%	6/1/29	242	241
	Equifax Inc.	5.100%	6/1/28	400	405
	Equifax Inc.	4.800%	9/15/29	100	100
	Equifax Inc.	3.100%	5/15/30	120	111
	Equifax Inc.	2.350%	9/15/31	200	171
	Equitable Holdings Inc.	4.350%	4/20/28	279	277
	Equitable Holdings Inc.	5.594%	1/11/33	100	103
	Equitable Holdings Inc.	5.000%	4/20/48	238	213
	Essent Group Ltd.	6.250%	7/1/29	100	103
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	88
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	500	306
	F&G Annuities & Life Inc.	6.250%	10/4/34	85	82
	FactSet Research Systems Inc.	3.450%	3/1/32	100	90
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	50	50
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	100	99
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	200	204
	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	125	130
	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	175	178
[5]	Fairfax Financial Holdings Ltd.	6.100%	3/15/55	100	98
	Fidelity National Financial Inc.	3.400%	6/15/30	100	92
	Fidelity National Financial Inc.	2.450%	3/15/31	275	237
	Fidelity National Information Services Inc.	1.650%	3/1/28	200	184
	Fidelity National Information Services Inc.	3.750%	5/21/29	100	96
	Fidelity National Information Services Inc.	2.250%	3/1/31	300	260
	Fidelity National Information Services Inc.	3.100%	3/1/41	200	146
	Fifth Third Bancorp	2.550%	5/5/27	100	96
	Fifth Third Bancorp	1.707%	11/1/27	200	191
	Fifth Third Bancorp	3.950%	3/14/28	75	74
	Fifth Third Bancorp	6.339%	7/27/29	200	209
	Fifth Third Bancorp	4.772%	7/28/30	125	124
	Fifth Third Bancorp	5.631%	1/29/32	275	281
	Fifth Third Bancorp	8.250%	3/1/38	200	240
	Fifth Third Bank NA	2.250%	2/1/27	250	241
	First American Financial Corp.	2.400%	8/15/31	200	169
	First American Financial Corp.	5.450%	9/30/34	100	98
	First Horizon Corp.	5.514%	3/7/31	450	452
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	75	78
	Fiserv Inc.	3.200%	7/1/26	700	689
	Fiserv Inc.	2.250%	6/1/27	300	286

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fiserv Inc.	4.200%	10/1/28	200	197
	Fiserv Inc.	3.500%	7/1/29	831	790
	Fiserv Inc.	4.750%	3/15/30	250	249
	Fiserv Inc.	2.650%	6/1/30	200	180
	Fiserv Inc.	5.625%	8/21/33	94	97
	Fiserv Inc.	5.450%	3/15/34	182	184
	Fiserv Inc.	5.150%	8/12/34	200	198
	Fiserv Inc.	4.400%	7/1/49	415	341
	Franklin Resources Inc.	2.950%	8/12/51	200	127
	FS KKR Capital Corp.	6.125%	1/15/30	100	99
	GATX Corp.	3.250%	9/15/26	50	49
	GATX Corp.	3.850%	3/30/27	175	172
	GATX Corp.	3.500%	3/15/28	100	97
	GATX Corp.	4.550%	11/7/28	150	150
	GATX Corp.	4.700%	4/1/29	75	75
	GATX Corp.	3.500%	6/1/32	50	45
	GATX Corp.	6.900%	5/1/34	200	222
	GATX Corp.	4.500%	3/30/45	50	41
	GATX Corp.	3.100%	6/1/51	200	126
	GATX Corp.	6.050%	6/5/54	200	201
	Global Payments Inc.	4.800%	4/1/26	150	150
	Global Payments Inc.	2.150%	1/15/27	200	192
	Global Payments Inc.	3.200%	8/15/29	79	74
	Global Payments Inc.	2.900%	5/15/30	200	181
	Global Payments Inc.	2.900%	11/15/31	200	175
	Global Payments Inc.	5.400%	8/15/32	200	202
	Global Payments Inc.	4.150%	8/15/49	200	150
	Global Payments Inc.	5.950%	8/15/52	75	72
	Globe Life Inc.	4.550%	9/15/28	80	80
	Goldman Sachs Bank USA	5.414%	5/21/27	350	353
	Goldman Sachs Capital I	6.345%	2/15/34	225	238
	Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,230
	Goldman Sachs Group Inc.	5.950%	1/15/27	400	410
	Goldman Sachs Group Inc.	3.850%	1/26/27	350	347
	Goldman Sachs Group Inc.	1.542%	9/10/27	200	191
	Goldman Sachs Group Inc.	1.948%	10/21/27	1,350	1,295
	Goldman Sachs Group Inc.	2.640%	2/24/28	1,008	972
	Goldman Sachs Group Inc.	3.615%	3/15/28	495	486
	Goldman Sachs Group Inc.	3.691%	6/5/28	625	613
	Goldman Sachs Group Inc.	4.482%	8/23/28	475	474
	Goldman Sachs Group Inc.	3.814%	4/23/29	450	439
	Goldman Sachs Group Inc.	4.223%	5/1/29	475	468
	Goldman Sachs Group Inc.	6.484%	10/24/29	450	475
	Goldman Sachs Group Inc.	3.800%	3/15/30	1,250	1,196
	Goldman Sachs Group Inc.	5.727%	4/25/30	225	232
	Goldman Sachs Group Inc.	4.692%	10/23/30	475	472
	Goldman Sachs Group Inc.	5.207%	1/28/31	275	279
	Goldman Sachs Group Inc.	1.992%	1/27/32	1,550	1,313
	Goldman Sachs Group Inc.	2.650%	10/21/32	800	691
	Goldman Sachs Group Inc.	3.102%	2/24/33	300	264
	Goldman Sachs Group Inc.	5.851%	4/25/35	225	232
	Goldman Sachs Group Inc.	5.330%	7/23/35	400	398
	Goldman Sachs Group Inc.	5.016%	10/23/35	475	462
	Goldman Sachs Group Inc.	5.536%	1/28/36	1,000	1,013
	Goldman Sachs Group Inc.	6.450%	5/1/36	50	53
	Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,054
	Goldman Sachs Group Inc.	4.017%	10/31/38	405	347
	Goldman Sachs Group Inc.	4.411%	4/23/39	500	445
	Goldman Sachs Group Inc.	6.250%	2/1/41	675	712
	Goldman Sachs Group Inc.	3.210%	4/22/42	1,030	760
	Goldman Sachs Group Inc.	5.150%	5/22/45	475	431
	Goldman Sachs Group Inc.	5.561%	11/19/45	525	511
	Golub Capital BDC Inc.	2.050%	2/15/27	65	61
	Golub Capital BDC Inc.	7.050%	12/5/28	80	84
[5]	Golub Capital Private Credit Fund	5.800%	9/12/29	50	49
[5]	Golub Capital Private Credit Fund	5.875%	5/1/30	200	198
[5]	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/34	150	148
	Hanover Insurance Group Inc.	4.500%	4/15/26	100	100
	Hartford Insurance Group Inc.	2.800%	8/19/29	350	324
	Hartford Insurance Group Inc.	5.950%	10/15/36	50	52

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hartford Insurance Group Inc.	6.100%	10/1/41	100	103
	Hartford Insurance Group Inc.	4.300%	4/15/43	175	149
	Hartford Insurance Group Inc.	3.600%	8/19/49	125	92
	Hartford Insurance Group Inc.	2.900%	9/15/51	200	126
[5]	HPS Corporate Lending Fund	5.450%	1/14/28	150	149
[5]	HPS Corporate Lending Fund	5.950%	4/14/32	200	198
	HSBC Bank USA NA	7.000%	1/15/39	250	282
	HSBC Holdings plc	3.900%	5/25/26	450	447
	HSBC Holdings plc	2.099%	6/4/26	1,700	1,692
	HSBC Holdings plc	7.336%	11/3/26	250	254
	HSBC Holdings plc	1.589%	5/24/27	300	290
	HSBC Holdings plc	5.887%	8/14/27	340	345
	HSBC Holdings plc	2.251%	11/22/27	435	418
	HSBC Holdings plc	4.041%	3/13/28	400	395
	HSBC Holdings plc	5.210%	8/11/28	815	823
	HSBC Holdings plc	5.130%	11/19/28	200	202
	HSBC Holdings plc	4.899%	3/3/29	225	225
	HSBC Holdings plc	4.583%	6/19/29	400	396
	HSBC Holdings plc	2.206%	8/17/29	500	458
	HSBC Holdings plc	4.950%	3/31/30	250	251
	HSBC Holdings plc	3.973%	5/22/30	570	549
	HSBC Holdings plc	5.286%	11/19/30	200	202
	HSBC Holdings plc	5.130%	3/3/31	200	201
	HSBC Holdings plc	7.625%	5/17/32	100	114
	HSBC Holdings plc	2.804%	5/24/32	500	437
	HSBC Holdings plc	2.871%	11/22/32	1,225	1,064
	HSBC Holdings plc	7.350%	11/27/32	100	110
	HSBC Holdings plc	4.762%	3/29/33	300	286
	HSBC Holdings plc	5.402%	8/11/33	275	277
	HSBC Holdings plc	8.113%	11/3/33	250	284
	HSBC Holdings plc	6.254%	3/9/34	350	370
	HSBC Holdings plc	6.547%	6/20/34	200	208
	HSBC Holdings plc	7.399%	11/13/34	200	220
	HSBC Holdings plc	5.719%	3/4/35	700	716
	HSBC Holdings plc	5.874%	11/18/35	307	305
	HSBC Holdings plc	5.450%	3/3/36	500	497
	HSBC Holdings plc	6.500%	5/2/36	600	623
	HSBC Holdings plc	6.500%	9/15/37	50	53
	HSBC Holdings plc	6.800%	6/1/38	200	213
	HSBC Holdings plc	6.332%	3/9/44	550	586
	HSBC Holdings plc	5.250%	3/14/44	750	700
	Huntington Bancshares Inc.	4.443%	8/4/28	200	199
	Huntington Bancshares Inc.	6.208%	8/21/29	205	213
	Huntington Bancshares Inc.	2.550%	2/4/30	250	224
	Huntington Bancshares Inc.	5.272%	1/15/31	225	227
	Huntington Bancshares Inc.	5.709%	2/2/35	217	219
	Huntington Bancshares Inc.	2.487%	8/15/36	100	82
	Huntington Bancshares Inc.	6.141%	11/18/39	250	252
	Huntington National Bank	4.270%	11/25/26	150	149
	Huntington National Bank	4.871%	4/12/28	250	251
	Huntington National Bank	4.552%	5/17/28	250	250
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	246
	ING Groep NV	3.950%	3/29/27	300	296
	ING Groep NV	4.017%	3/28/28	200	198
	ING Groep NV	4.550%	10/2/28	200	199
	ING Groep NV	4.858%	3/25/29	200	201
	ING Groep NV	4.050%	4/9/29	200	195
	ING Groep NV	5.335%	3/19/30	270	275
	ING Groep NV	5.066%	3/25/31	200	201
	ING Groep NV	6.114%	9/11/34	250	262
	ING Groep NV	5.550%	3/19/35	500	504
	ING Groep NV	5.525%	3/25/36	200	200
	Intercontinental Exchange Inc.	3.100%	9/15/27	150	146
	Intercontinental Exchange Inc.	4.000%	9/15/27	150	149
	Intercontinental Exchange Inc.	3.750%	9/21/28	75	73
	Intercontinental Exchange Inc.	4.350%	6/15/29	122	121
	Intercontinental Exchange Inc.	2.100%	6/15/30	750	664
	Intercontinental Exchange Inc.	1.850%	9/15/32	500	407
	Intercontinental Exchange Inc.	4.600%	3/15/33	415	407
	Intercontinental Exchange Inc.	2.650%	9/15/40	500	359

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Intercontinental Exchange Inc.	4.250%	9/21/48	175	144
Intercontinental Exchange Inc.	3.000%	6/15/50	60	39
Intercontinental Exchange Inc.	4.950%	6/15/52	111	101
Intercontinental Exchange Inc.	3.000%	9/15/60	300	182
Intercontinental Exchange Inc.	5.200%	6/15/62	110	102
Invesco Finance plc	5.375%	11/30/43	75	71
Jackson Financial Inc.	3.125%	11/23/31	250	218
Jefferies Financial Group Inc.	4.850%	1/15/27	200	200
Jefferies Financial Group Inc.	5.875%	7/21/28	200	205
Jefferies Financial Group Inc.	4.150%	1/23/30	300	288
Jefferies Financial Group Inc.	6.200%	4/14/34	275	280
Jefferies Financial Group Inc.	6.250%	1/15/36	75	77
Jefferies Financial Group Inc.	6.500%	1/20/43	75	76
JPMorgan Chase & Co.	3.300%	4/1/26	685	678
JPMorgan Chase & Co.	3.200%	6/15/26	300	296
JPMorgan Chase & Co.	2.950%	10/1/26	875	858
JPMorgan Chase & Co.	4.125%	12/15/26	450	448
JPMorgan Chase & Co.	1.578%	4/22/27	500	485
JPMorgan Chase & Co.	1.470%	9/22/27	500	478
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	981
JPMorgan Chase & Co.	5.040%	1/23/28	440	444
JPMorgan Chase & Co.	3.782%	2/1/28	625	616
JPMorgan Chase & Co.	5.571%	4/22/28	350	357
JPMorgan Chase & Co.	3.540%	5/1/28	350	343
JPMorgan Chase & Co.	4.979%	7/22/28	165	166
JPMorgan Chase & Co.	4.505%	10/22/28	125	125
JPMorgan Chase & Co.	3.509%	1/23/29	575	559
JPMorgan Chase & Co.	4.915%	1/24/29	160	161
JPMorgan Chase & Co.	4.005%	4/23/29	300	295
JPMorgan Chase & Co.	2.069%	6/1/29	625	579
JPMorgan Chase & Co.	4.203%	7/23/29	250	247
JPMorgan Chase & Co.	5.299%	7/24/29	515	525
JPMorgan Chase & Co.	6.087%	10/23/29	212	222
JPMorgan Chase & Co.	4.452%	12/5/29	300	298
JPMorgan Chase & Co.	5.012%	1/23/30	305	308
JPMorgan Chase & Co.	5.581%	4/22/30	2,350	2,424
JPMorgan Chase & Co.	4.995%	7/22/30	325	328
JPMorgan Chase & Co.	2.739%	10/15/30	1,500	1,377
JPMorgan Chase & Co.	4.603%	10/22/30	470	466
JPMorgan Chase & Co.	5.140%	1/24/31	240	244
JPMorgan Chase & Co.	4.493%	3/24/31	1,050	1,036
JPMorgan Chase & Co.	2.522%	4/22/31	2,000	1,794
JPMorgan Chase & Co.	2.956%	5/13/31	500	454
JPMorgan Chase & Co.	1.764%	11/19/31	500	424
JPMorgan Chase & Co.	2.580%	4/22/32	500	439
JPMorgan Chase & Co.	2.963%	1/25/33	1,000	883
JPMorgan Chase & Co.	5.717%	9/14/33	1,000	1,027
JPMorgan Chase & Co.	5.350%	6/1/34	703	715
JPMorgan Chase & Co.	5.336%	1/23/35	525	530
JPMorgan Chase & Co.	5.766%	4/22/35	350	364
JPMorgan Chase & Co.	5.294%	7/22/35	200	201
JPMorgan Chase & Co.	4.946%	10/22/35	185	181
JPMorgan Chase & Co.	5.502%	1/24/36	300	307
JPMorgan Chase & Co.	6.400%	5/15/38	450	497
JPMorgan Chase & Co.	3.882%	7/24/38	500	434
JPMorgan Chase & Co.	5.500%	10/15/40	650	656
JPMorgan Chase & Co.	3.109%	4/22/41	500	378
JPMorgan Chase & Co.	5.600%	7/15/41	275	280
JPMorgan Chase & Co.	5.400%	1/6/42	150	150
JPMorgan Chase & Co.	3.157%	4/22/42	450	336
JPMorgan Chase & Co.	5.625%	8/16/43	300	300
JPMorgan Chase & Co.	4.950%	6/1/45	100	91
JPMorgan Chase & Co.	5.534%	11/29/45	425	421
JPMorgan Chase & Co.	4.260%	2/22/48	375	312
JPMorgan Chase & Co.	4.032%	7/24/48	500	399
JPMorgan Chase & Co.	3.964%	11/15/48	1,000	787
JPMorgan Chase & Co.	3.897%	1/23/49	400	312
JPMorgan Chase & Co.	3.109%	4/22/51	500	332
JPMorgan Chase & Co.	3.328%	4/22/52	745	517
JPMorgan Chase Bank NA	5.110%	12/8/26	290	294

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
KeyBank NA	5.850%	11/15/27	250	257
KeyBank NA	6.950%	2/1/28	250	264
KeyBank NA	5.000%	1/26/33	250	243
KeyCorp	4.100%	4/30/28	600	588
KeyCorp	2.550%	10/1/29	150	136
KeyCorp	5.121%	4/4/31	150	151
KeyCorp	6.401%	3/6/35	200	211
Lazard Group LLC	3.625%	3/1/27	100	98
Lazard Group LLC	4.500%	9/19/28	100	99
Legg Mason Inc.	5.625%	1/15/44	120	118
Lincoln National Corp.	3.625%	12/12/26	75	74
Lincoln National Corp.	3.800%	3/1/28	100	98
Lincoln National Corp.	3.050%	1/15/30	350	323
Lincoln National Corp.	6.300%	10/9/37	75	78
Lincoln National Corp.	7.000%	6/15/40	100	112
Lloyds Banking Group plc	3.750%	1/11/27	436	430
Lloyds Banking Group plc	5.985%	8/7/27	275	279
Lloyds Banking Group plc	3.750%	3/18/28	200	196
Lloyds Banking Group plc	4.375%	3/22/28	250	248
Lloyds Banking Group plc	4.550%	8/16/28	200	199
Lloyds Banking Group plc	3.574%	11/7/28	200	194
Lloyds Banking Group plc	5.087%	11/26/28	200	202
Lloyds Banking Group plc	5.871%	3/6/29	200	206
Lloyds Banking Group plc	5.721%	6/5/30	200	206
Lloyds Banking Group plc	7.953%	11/15/33	200	227
Lloyds Banking Group plc	5.679%	1/5/35	360	364
Lloyds Banking Group plc	5.590%	11/26/35	200	200
Lloyds Banking Group plc	5.300%	12/1/45	150	138
Lloyds Banking Group plc	4.344%	1/9/48	275	216
Loews Corp.	6.000%	2/1/35	50	54
Loews Corp.	4.125%	5/15/43	100	84
LPL Holdings Inc.	6.750%	11/17/28	200	212
LPL Holdings Inc.	5.200%	3/15/30	200	201
LPL Holdings Inc.	5.650%	3/15/35	100	99
M&T Bank Corp.	4.833%	1/16/29	125	125
M&T Bank Corp.	7.413%	10/30/29	200	215
M&T Bank Corp.	6.082%	3/13/32	100	104
M&T Bank Corp.	5.053%	1/27/34	200	193
M&T Bank Corp.	5.385%	1/16/36	250	245
Main Street Capital Corp.	6.500%	6/4/27	200	204
Manufacturers & Traders Trust Co.	4.700%	1/27/28	250	250
Manulife Financial Corp.	4.061%	2/24/32	190	187
Manulife Financial Corp.	5.375%	3/4/46	200	195
Markel Group Inc.	3.500%	11/1/27	50	49
Markel Group Inc.	3.350%	9/17/29	75	71
Markel Group Inc.	4.300%	11/1/47	50	40
Markel Group Inc.	5.000%	5/20/49	150	132
Markel Group Inc.	4.150%	9/17/50	200	153
Markel Group Inc.	6.000%	5/16/54	100	101
Marsh & McLennan Cos. Inc.	4.550%	11/8/27	165	166
Marsh & McLennan Cos. Inc.	4.650%	3/15/30	165	165
Marsh & McLennan Cos. Inc.	2.250%	11/15/30	460	406
Marsh & McLennan Cos. Inc.	4.850%	11/15/31	200	201
Marsh & McLennan Cos. Inc.	5.400%	9/15/33	200	206
Marsh & McLennan Cos. Inc.	5.150%	3/15/34	87	88
Marsh & McLennan Cos. Inc.	5.000%	3/15/35	350	346
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	250	237
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	100	85
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	200	164
Marsh & McLennan Cos. Inc.	5.700%	9/15/53	315	320
Marsh & McLennan Cos. Inc.	5.450%	3/15/54	91	88
Marsh & McLennan Cos. Inc.	5.400%	3/15/55	220	212
Mastercard Inc.	2.950%	11/21/26	100	98
Mastercard Inc.	3.300%	3/26/27	200	197
Mastercard Inc.	4.100%	1/15/28	161	161
Mastercard Inc.	4.875%	3/9/28	200	204
Mastercard Inc.	2.950%	6/1/29	275	261
Mastercard Inc.	3.350%	3/26/30	300	285
Mastercard Inc.	2.000%	11/18/31	200	171
Mastercard Inc.	4.350%	1/15/32	323	317

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mastercard Inc.	4.950%	3/15/32	200	203
	Mastercard Inc.	4.875%	5/9/34	300	301
	Mastercard Inc.	4.550%	1/15/35	265	258
	Mastercard Inc.	3.950%	2/26/48	100	81
	Mastercard Inc.	3.650%	6/1/49	200	154
	Mastercard Inc.	3.850%	3/26/50	200	158
	Mercury General Corp.	4.400%	3/15/27	75	74
	MetLife Inc.	6.500%	12/15/32	175	194
	MetLife Inc.	5.375%	7/15/33	200	206
	MetLife Inc.	6.375%	6/15/34	100	109
	MetLife Inc.	5.300%	12/15/34	235	238
	MetLife Inc.	5.875%	2/6/41	590	613
	MetLife Inc.	4.125%	8/13/42	175	147
	MetLife Inc.	4.875%	11/13/43	355	324
	MetLife Inc.	5.250%	1/15/54	200	190
	MetLife Inc.	6.350%	3/15/55	164	164
	MetLife Inc.	6.400%	12/15/66	210	213
	MGIC Investment Corp.	5.250%	8/15/28	31	31
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	244
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	494
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	400	385
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	244
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	400	385
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	197
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	197
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	200	204
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	200	194
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	225	229
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	175	165
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	50	45
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	204
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	500	435
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/31	300	305
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	400	349
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	200	190
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	500	501
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	334	341
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	525	531
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/36	200	204
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	50	46
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	200	170
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	247
	Mizuho Financial Group Inc.	1.554%	7/9/27	200	193
	Mizuho Financial Group Inc.	4.018%	3/5/28	325	321
	Mizuho Financial Group Inc.	5.778%	7/6/29	225	232
	Mizuho Financial Group Inc.	4.254%	9/11/29	400	394
	Mizuho Financial Group Inc.	3.153%	7/16/30	500	467
	Mizuho Financial Group Inc.	2.869%	9/13/30	100	92
	Mizuho Financial Group Inc.	5.098%	5/13/31	200	202
	Mizuho Financial Group Inc.	2.564%	9/13/31	250	214
	Mizuho Financial Group Inc.	2.172%	5/22/32	500	425
	Mizuho Financial Group Inc.	5.748%	7/6/34	780	805
	Mizuho Financial Group Inc.	5.579%	5/26/35	250	255
	Moody's Corp.	3.250%	1/15/28	200	194
	Moody's Corp.	2.000%	8/19/31	500	425
	Moody's Corp.	2.750%	8/19/41	100	70
	Moody's Corp.	4.875%	12/17/48	125	111
	Moody's Corp.	3.750%	2/25/52	100	75
	Moody's Corp.	3.100%	11/29/61	150	92
	Morgan Stanley	5.000%	11/24/25	650	651
	Morgan Stanley	3.125%	7/27/26	700	688
	Morgan Stanley	6.250%	8/9/26	1,796	1,838
	Morgan Stanley	4.350%	9/8/26	666	663
	Morgan Stanley	3.625%	1/20/27	250	247
	Morgan Stanley	3.950%	4/23/27	325	321
	Morgan Stanley	1.593%	5/4/27	525	508
	Morgan Stanley	2.475%	1/21/28	500	482
	Morgan Stanley	5.652%	4/13/28	225	230
	Morgan Stanley	4.210%	4/20/28	200	199
[4]	Morgan Stanley	3.591%	7/22/28	935	911

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	6.296%	10/18/28	500	520
	Morgan Stanley	3.772%	1/24/29	575	562
	Morgan Stanley	5.123%	2/1/29	350	355
	Morgan Stanley	5.164%	4/20/29	450	456
	Morgan Stanley	5.449%	7/20/29	350	358
	Morgan Stanley	6.407%	11/1/29	350	369
	Morgan Stanley	5.173%	1/16/30	350	355
	Morgan Stanley	4.431%	1/23/30	550	543
	Morgan Stanley	5.656%	4/18/30	225	232
	Morgan Stanley	5.042%	7/19/30	350	353
	Morgan Stanley	4.654%	10/18/30	425	422
	Morgan Stanley	5.230%	1/15/31	200	203
	Morgan Stanley	2.699%	1/22/31	1,750	1,587
	Morgan Stanley	3.622%	4/1/31	600	566
	Morgan Stanley	1.794%	2/13/32	500	418
	Morgan Stanley	7.250%	4/1/32	150	171
	Morgan Stanley	1.928%	4/28/32	200	167
	Morgan Stanley	2.239%	7/21/32	500	425
	Morgan Stanley	2.511%	10/20/32	600	515
	Morgan Stanley	2.943%	1/21/33	850	745
	Morgan Stanley	4.889%	7/20/33	350	345
	Morgan Stanley	6.342%	10/18/33	1,000	1,072
	Morgan Stanley	5.250%	4/21/34	450	450
	Morgan Stanley	5.424%	7/21/34	450	455
	Morgan Stanley	6.627%	11/1/34	350	382
	Morgan Stanley	5.466%	1/18/35	425	430
	Morgan Stanley	5.831%	4/19/35	575	596
	Morgan Stanley	5.320%	7/19/35	350	349
	Morgan Stanley	5.587%	1/18/36	275	281
	Morgan Stanley	2.484%	9/16/36	850	704
	Morgan Stanley	5.297%	4/20/37	350	343
	Morgan Stanley	5.948%	1/19/38	350	353
[4]	Morgan Stanley	3.971%	7/22/38	375	325
	Morgan Stanley	4.457%	4/22/39	250	229
	Morgan Stanley	3.217%	4/22/42	325	242
	Morgan Stanley	6.375%	7/24/42	600	653
	Morgan Stanley	4.300%	1/27/45	650	547
	Morgan Stanley	2.802%	1/25/52	940	580
	Morgan Stanley	5.516%	11/19/55	1,200	1,172
	Morgan Stanley Bank NA	4.754%	4/21/26	275	276
	Morgan Stanley Bank NA	5.882%	10/30/26	275	281
	Morgan Stanley Bank NA	4.447%	10/15/27	425	424
	Morgan Stanley Bank NA	4.952%	1/14/28	200	201
	Morgan Stanley Bank NA	5.504%	5/26/28	925	942
	Morgan Stanley Bank NA	4.968%	7/14/28	350	353
	Morgan Stanley Bank NA	5.016%	1/12/29	340	344
	Nasdaq Inc.	3.850%	6/30/26	100	99
	Nasdaq Inc.	1.650%	1/15/31	250	211
	Nasdaq Inc.	5.550%	2/15/34	175	179
	Nasdaq Inc.	2.500%	12/21/40	200	136
	Nasdaq Inc.	3.250%	4/28/50	35	23
	Nasdaq Inc.	5.950%	8/15/53	200	203
	Nasdaq Inc.	6.100%	6/28/63	200	203
	National Australia Bank Ltd.	5.087%	6/11/27	250	254
	National Australia Bank Ltd.	4.944%	1/12/28	250	254
	National Australia Bank Ltd.	4.900%	6/13/28	500	508
	National Australia Bank Ltd.	4.787%	1/10/29	250	253
	National Australia Bank Ltd.	4.901%	1/14/30	250	255
	National Bank of Canada	5.600%	12/18/28	250	258
	NatWest Group plc	7.472%	11/10/26	200	203
	NatWest Group plc	5.583%	3/1/28	200	203
	NatWest Group plc	5.516%	9/30/28	200	204
	NatWest Group plc	4.892%	5/18/29	1,000	1,001
	NatWest Group plc	5.808%	9/13/29	200	206
	NatWest Group plc	5.076%	1/27/30	200	201
	NatWest Group plc	4.445%	5/8/30	700	686
	NatWest Group plc	4.964%	8/15/30	200	200
	NatWest Group plc	6.016%	3/2/34	200	209
	NatWest Group plc	6.475%	6/1/34	200	208
	NatWest Group plc	5.778%	3/1/35	275	280

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
NatWest Group plc	3.032%	11/28/35	200	177
Nomura Holdings Inc.	2.329%	1/22/27	200	192
Nomura Holdings Inc.	5.594%	7/2/27	200	204
Nomura Holdings Inc.	5.386%	7/6/27	200	203
Nomura Holdings Inc.	2.172%	7/14/28	200	184
Nomura Holdings Inc.	5.605%	7/6/29	225	231
Nomura Holdings Inc.	3.103%	1/16/30	400	368
Nomura Holdings Inc.	2.679%	7/16/30	250	223
Nomura Holdings Inc.	2.608%	7/14/31	200	173
Nomura Holdings Inc.	2.999%	1/22/32	200	174
Nomura Holdings Inc.	5.783%	7/3/34	200	205
Northern Trust Corp.	3.650%	8/3/28	100	98
Northern Trust Corp.	3.375%	5/8/32	50	48
Northern Trust Corp.	6.125%	11/2/32	200	214
Oaktree Specialty Lending Corp.	6.340%	2/27/30	100	100
Old Republic International Corp.	3.875%	8/26/26	100	99
Old Republic International Corp.	3.850%	6/11/51	200	142
ORIX Corp.	3.700%	7/18/27	200	196
ORIX Corp.	4.650%	9/10/29	95	95
ORIX Corp.	2.250%	3/9/31	50	43
PartnerRe Finance B LLC	3.700%	7/2/29	95	91
PartnerRe Finance B LLC	4.500%	10/1/50	100	93
PayPal Holdings Inc.	2.650%	10/1/26	300	293
PayPal Holdings Inc.	4.450%	3/6/28	63	63
PayPal Holdings Inc.	2.850%	10/1/29	400	373
PayPal Holdings Inc.	2.300%	6/1/30	200	179
PayPal Holdings Inc.	5.150%	6/1/34	600	602
PayPal Holdings Inc.	5.100%	4/1/35	99	98
PayPal Holdings Inc.	3.250%	6/1/50	210	141
PayPal Holdings Inc.	5.500%	6/1/54	200	193
PNC Bank NA	3.100%	10/25/27	250	242
PNC Bank NA	3.250%	1/22/28	150	145
PNC Bank NA	4.050%	7/26/28	250	245
PNC Bank NA	2.700%	10/22/29	150	137
PNC Financial Services Group Inc.	5.812%	6/12/26	200	200
PNC Financial Services Group Inc.	3.150%	5/19/27	450	438
PNC Financial Services Group Inc.	5.102%	7/23/27	120	121
PNC Financial Services Group Inc.	6.615%	10/20/27	200	206
PNC Financial Services Group Inc.	5.300%	1/21/28	200	203
PNC Financial Services Group Inc.	3.450%	4/23/29	500	480
PNC Financial Services Group Inc.	5.582%	6/12/29	200	206
PNC Financial Services Group Inc.	2.550%	1/22/30	425	385
PNC Financial Services Group Inc.	5.492%	5/14/30	225	231
PNC Financial Services Group Inc.	5.222%	1/29/31	350	356
PNC Financial Services Group Inc.	4.812%	10/21/32	250	247
PNC Financial Services Group Inc.	4.626%	6/6/33	200	191
PNC Financial Services Group Inc.	6.037%	10/28/33	255	267
PNC Financial Services Group Inc.	5.068%	1/24/34	200	198
PNC Financial Services Group Inc.	5.939%	8/18/34	590	614
PNC Financial Services Group Inc.	6.875%	10/20/34	430	475
PNC Financial Services Group Inc.	5.676%	1/22/35	500	512
PNC Financial Services Group Inc.	5.401%	7/23/35	265	266
PNC Financial Services Group Inc.	5.575%	1/29/36	800	814
Principal Financial Group Inc.	3.100%	11/15/26	100	98
Principal Financial Group Inc.	4.625%	9/15/42	50	45
Principal Financial Group Inc.	4.350%	5/15/43	150	129
Principal Financial Group Inc.	4.300%	11/15/46	195	165
Progressive Corp.	2.450%	1/15/27	150	145
Progressive Corp.	4.000%	3/1/29	100	98
Progressive Corp.	6.625%	3/1/29	125	134
Progressive Corp.	4.950%	6/15/33	100	100
Progressive Corp.	4.350%	4/25/44	50	43
Progressive Corp.	4.125%	4/15/47	290	237
Progressive Corp.	4.200%	3/15/48	115	95
Progressive Corp.	3.950%	3/26/50	180	141
Progressive Corp.	3.700%	3/15/52	100	74
Prudential Financial Inc.	3.878%	3/27/28	163	160
Prudential Financial Inc.	5.750%	7/15/33	100	105
Prudential Financial Inc.	5.200%	3/14/35	75	75
Prudential Financial Inc.	5.700%	12/14/36	125	130

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Prudential Financial Inc.	6.625%	12/1/37	65	72
Prudential Financial Inc.	3.000%	3/10/40	50	38
Prudential Financial Inc.	6.625%	6/21/40	65	73
Prudential Financial Inc.	5.100%	8/15/43	42	39
Prudential Financial Inc.	4.600%	5/15/44	275	242
Prudential Financial Inc.	5.375%	5/15/45	133	133
Prudential Financial Inc.	3.905%	12/7/47	132	102
Prudential Financial Inc.	5.700%	9/15/48	250	250
Prudential Financial Inc.	3.935%	12/7/49	363	277
Prudential Financial Inc.	4.350%	2/25/50	210	173
Prudential Financial Inc.	3.700%	10/1/50	200	180
Prudential Financial Inc.	5.125%	3/1/52	250	238
Prudential Financial Inc.	6.000%	9/1/52	150	150
Prudential Financial Inc.	6.500%	3/15/54	175	178
Prudential Funding Asia plc	3.125%	4/14/30	200	186
Radian Group Inc.	6.200%	5/15/29	118	122
Raymond James Financial Inc.	4.650%	4/1/30	55	55
Raymond James Financial Inc.	4.950%	7/15/46	135	122
Raymond James Financial Inc.	3.750%	4/1/51	250	181
Regions Bank	6.450%	6/26/37	250	258
Regions Financial Corp.	1.800%	8/12/28	120	109
Regions Financial Corp.	5.722%	6/6/30	200	205
Regions Financial Corp.	5.502%	9/6/35	100	99
Reinsurance Group of America Inc.	3.900%	5/15/29	50	48
Reinsurance Group of America Inc.	6.000%	9/15/33	165	171
Reinsurance Group of America Inc.	5.750%	9/15/34	175	178
Reinsurance Group of America Inc.	6.650%	9/15/55	195	192
RenaissanceRe Finance Inc.	3.450%	7/1/27	75	73
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	75	72
RenaissanceRe Holdings Ltd.	5.750%	6/5/33	132	134
RenaissanceRe Holdings Ltd.	5.800%	4/1/35	85	87
Royal Bank of Canada	1.200%	4/27/26	200	193
Royal Bank of Canada	1.400%	11/2/26	500	478
Royal Bank of Canada	4.875%	1/19/27	200	202
Royal Bank of Canada	2.050%	1/21/27	100	96
Royal Bank of Canada	3.625%	5/4/27	200	197
Royal Bank of Canada	5.069%	7/23/27	100	101
Royal Bank of Canada	4.240%	8/3/27	200	199
Royal Bank of Canada	4.510%	10/18/27	160	160
Royal Bank of Canada	6.000%	11/1/27	200	208
Royal Bank of Canada	4.900%	1/12/28	200	202
Royal Bank of Canada	4.522%	10/18/28	140	140
Royal Bank of Canada	4.965%	1/24/29	200	202
Royal Bank of Canada	4.950%	2/1/29	200	202
Royal Bank of Canada	4.969%	8/2/30	100	101
Royal Bank of Canada	5.153%	2/4/31	350	354
Royal Bank of Canada	2.300%	11/3/31	500	429
Royal Bank of Canada	3.875%	5/4/32	200	187
Royal Bank of Canada	5.000%	2/1/33	465	464
Royal Bank of Canada	5.000%	5/2/33	200	199
Royal Bank of Canada	5.150%	2/1/34	200	201
S&P Global Inc.	2.450%	3/1/27	250	242
S&P Global Inc.	4.750%	8/1/28	140	142
S&P Global Inc.	2.700%	3/1/29	250	234
S&P Global Inc.	4.250%	5/1/29	100	99
S&P Global Inc.	2.500%	12/1/29	125	115
S&P Global Inc.	1.250%	8/15/30	200	169
S&P Global Inc.	2.900%	3/1/32	300	267
S&P Global Inc.	3.250%	12/1/49	150	105
S&P Global Inc.	3.700%	3/1/52	200	151
S&P Global Inc.	2.300%	8/15/60	100	51
S&P Global Inc.	3.900%	3/1/62	100	75
Santander Holdings USA Inc.	3.244%	10/5/26	400	391
Santander Holdings USA Inc.	4.400%	7/13/27	250	248
Santander Holdings USA Inc.	2.490%	1/6/28	200	192
Santander Holdings USA Inc.	6.499%	3/9/29	200	207
Santander Holdings USA Inc.	6.174%	1/9/30	200	205
Santander UK Group Holdings plc	1.673%	6/14/27	400	385
Santander UK Group Holdings plc	3.823%	11/3/28	200	195
Santander UK Group Holdings plc	6.534%	1/10/29	415	431

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Selective Insurance Group Inc.	5.375%	3/1/49	50	46
	SiriusPoint Ltd.	7.000%	4/5/29	75	78
	Sixth Street Lending Partners	6.500%	3/11/29	200	204
	Sixth Street Lending Partners	5.750%	1/15/30	150	149
[5]	Sixth Street Lending Partners	6.125%	7/15/30	50	50
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	150	152
	Sixth Street Specialty Lending Inc.	5.625%	8/15/30	300	297
	State Street Bank & Trust Co.	4.782%	11/23/29	250	252
	State Street Corp.	5.104%	5/18/26	500	500
	State Street Corp.	2.650%	5/19/26	125	123
	State Street Corp.	5.272%	8/3/26	215	217
	State Street Corp.	4.993%	3/18/27	200	203
	State Street Corp.	4.536%	2/28/28	200	201
	State Street Corp.	4.530%	2/20/29	100	100
	State Street Corp.	4.141%	12/3/29	200	197
	State Street Corp.	2.400%	1/24/30	150	137
	State Street Corp.	4.729%	2/28/30	200	201
	State Street Corp.	2.623%	2/7/33	350	302
	State Street Corp.	4.821%	1/26/34	130	128
	State Street Corp.	5.159%	5/18/34	500	503
	State Street Corp.	3.031%	11/1/34	125	114
	State Street Corp.	5.146%	2/28/36	200	200
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	200	203
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	122
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	171
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	197
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	685
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	293
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	100	98
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	500	457
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	475	444
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	1,870	1,708
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/30	200	204
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	200	168
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/32	200	205
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	295	307
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	200	209
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	200	205
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	200	135
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	200	217
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	200	204
	Synchrony Financial	3.700%	8/4/26	125	123
	Synchrony Financial	3.950%	12/1/27	300	292
	Synchrony Financial	5.450%	3/6/31	200	199
	Synovus Financial Corp.	6.168%	11/1/30	100	101
	Toronto-Dominion Bank	5.532%	7/17/26	225	228
	Toronto-Dominion Bank	1.250%	9/10/26	325	311
	Toronto-Dominion Bank	1.950%	1/12/27	200	191
	Toronto-Dominion Bank	2.800%	3/10/27	200	194
	Toronto-Dominion Bank	4.980%	4/5/27	200	202
	Toronto-Dominion Bank	4.108%	6/8/27	425	422
	Toronto-Dominion Bank	5.156%	1/10/28	225	229
	Toronto-Dominion Bank	4.861%	1/31/28	88	89
	Toronto-Dominion Bank	5.523%	7/17/28	225	231
	Toronto-Dominion Bank	2.000%	9/10/31	325	278
	Toronto-Dominion Bank	2.450%	1/12/32	850	725
	Toronto-Dominion Bank	5.298%	1/30/32	140	142
	Toronto-Dominion Bank	3.200%	3/10/32	47	42
	Toronto-Dominion Bank	4.456%	6/8/32	353	341
	Toronto-Dominion Bank	5.146%	9/10/34	120	119
	TPG Operating Group II LP	5.875%	3/5/34	200	204
	Travelers Cos. Inc.	6.250%	6/15/37	150	163
	Travelers Cos. Inc.	4.300%	8/25/45	150	127
	Travelers Cos. Inc.	4.000%	5/30/47	225	181
	Travelers Cos. Inc.	4.100%	3/4/49	200	161
	Travelers Cos. Inc.	2.550%	4/27/50	500	299
	Travelers Cos. Inc.	5.450%	5/25/53	143	141
	Travelers Property Casualty Corp.	6.375%	3/15/33	26	29
	Truist Bank	3.300%	5/15/26	200	197
	Truist Financial Corp.	6.047%	6/8/27	265	269

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Truist Financial Corp.	1.125%	8/3/27	500	464
Truist Financial Corp.	3.875%	3/19/29	200	193
Truist Financial Corp.	1.887%	6/7/29	500	458
Truist Financial Corp.	7.161%	10/30/29	200	215
Truist Financial Corp.	5.435%	1/24/30	275	281
Truist Financial Corp.	1.950%	6/5/30	100	87
Truist Financial Corp.	4.916%	7/28/33	200	191
Truist Financial Corp.	5.122%	1/26/34	810	794
Truist Financial Corp.	5.867%	6/8/34	200	206
Truist Financial Corp.	5.711%	1/24/35	275	281
UBS AG	1.250%	8/7/26	255	244
UBS AG	5.000%	7/9/27	250	253
UBS AG	4.864%	1/10/28	400	402
UBS AG	7.500%	2/15/28	425	458
UBS AG	5.650%	9/11/28	225	232
UBS Group AG	4.550%	4/17/26	456	456
UBS Group AG	4.875%	5/15/45	375	337
Unum Group	4.000%	6/15/29	80	78
Unum Group	5.750%	8/15/42	75	74
Unum Group	4.500%	12/15/49	100	80
Unum Group	6.000%	6/15/54	100	100
US Bancorp	3.100%	4/27/26	300	296
US Bancorp	3.150%	4/27/27	275	268
US Bancorp	6.787%	10/26/27	200	207
US Bancorp	5.775%	6/12/29	275	284
US Bancorp	3.000%	7/30/29	240	224
US Bancorp	5.384%	1/23/30	275	280
US Bancorp	5.100%	7/23/30	650	657
US Bancorp	5.046%	2/12/31	120	121
US Bancorp	2.677%	1/27/33	90	77
US Bancorp	4.967%	7/22/33	235	226
US Bancorp	5.850%	10/21/33	525	544
US Bancorp	4.839%	2/1/34	360	349
US Bancorp	5.836%	6/12/34	275	284
US Bancorp	5.678%	1/23/35	275	281
US Bancorp	5.424%	2/12/36	120	121
US Bancorp	2.491%	11/3/36	700	581
US Bank NA	4.507%	10/22/27	250	250
Verisk Analytics Inc.	4.125%	3/15/29	400	392
Verisk Analytics Inc.	5.250%	3/15/35	115	115
Verisk Analytics Inc.	3.625%	5/15/50	150	107
Visa Inc.	1.900%	4/15/27	148	142
Visa Inc.	0.750%	8/15/27	500	462
Visa Inc.	2.750%	9/15/27	150	145
Visa Inc.	1.100%	2/15/31	400	334
Visa Inc.	4.150%	12/14/35	325	307
Visa Inc.	2.700%	4/15/40	200	150
Visa Inc.	4.300%	12/14/45	625	545
Visa Inc.	3.650%	9/15/47	100	78
Visa Inc.	2.000%	8/15/50	300	164
Voya Financial Inc.	3.650%	6/15/26	250	247
Voya Financial Inc.	5.700%	7/15/43	75	72
Voya Financial Inc.	4.800%	6/15/46	40	34
Voya Financial Inc.	4.700%	1/23/48	100	95
Webster Financial Corp.	4.100%	3/25/29	55	53
Wells Fargo & Co.	3.000%	4/22/26	1,275	1,257
Wells Fargo & Co.	4.100%	6/3/26	725	720
Wells Fargo & Co.	3.000%	10/23/26	675	660
Wells Fargo & Co.	4.300%	7/22/27	475	473
Wells Fargo & Co.	4.900%	1/24/28	350	352
Wells Fargo & Co.	5.707%	4/22/28	525	536
Wells Fargo & Co.	3.584%	5/22/28	500	489
Wells Fargo & Co.	4.808%	7/25/28	975	978
Wells Fargo & Co.	4.150%	1/24/29	200	197
Wells Fargo & Co.	5.574%	7/25/29	350	359
Wells Fargo & Co.	6.303%	10/23/29	990	1,041
Wells Fargo & Co.	2.879%	10/30/30	1,300	1,198
Wells Fargo & Co.	5.244%	1/24/31	300	305
Wells Fargo & Co.	4.478%	4/4/31	1,250	1,228
Wells Fargo & Co.	4.897%	7/25/33	975	961

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wells Fargo & Co.	5.389%	4/24/34	952	958
Wells Fargo & Co.	5.557%	7/25/34	350	356
Wells Fargo & Co.	6.491%	10/23/34	300	324
Wells Fargo & Co.	5.499%	1/23/35	1,025	1,038
Wells Fargo & Co.	5.211%	12/3/35	425	422
Wells Fargo & Co.	3.068%	4/30/41	600	447
Wells Fargo & Co.	5.375%	11/2/43	1,000	936
Wells Fargo & Co.	4.650%	11/4/44	325	276
Wells Fargo & Co.	4.900%	11/17/45	250	217
Wells Fargo & Co.	4.400%	6/14/46	300	242
Wells Fargo & Co.	4.750%	12/7/46	350	295
Wells Fargo & Co.	5.013%	4/4/51	1,750	1,575
Wells Fargo & Co.	4.611%	4/25/53	400	340
Wells Fargo Bank NA	5.450%	8/7/26	300	304
Wells Fargo Bank NA	5.254%	12/11/26	450	456
Wells Fargo Bank NA	5.950%	8/26/36	200	208
Wells Fargo Bank NA	5.850%	2/1/37	300	311
Wells Fargo Bank NA	6.600%	1/15/38	225	247
Western Union Co.	6.200%	11/17/36	100	102
Western Union Co.	6.200%	6/21/40	17	17
Westpac Banking Corp.	5.200%	4/16/26	200	202
Westpac Banking Corp.	2.850%	5/13/26	200	197
Westpac Banking Corp.	1.150%	6/3/26	218	210
Westpac Banking Corp.	2.700%	8/19/26	175	171
Westpac Banking Corp.	4.600%	10/20/26	120	121
Westpac Banking Corp.	3.350%	3/8/27	250	246
Westpac Banking Corp.	1.953%	11/20/28	275	253
Westpac Banking Corp.	5.050%	4/16/29	200	205
Westpac Banking Corp.	2.650%	1/16/30	150	138
Westpac Banking Corp.	4.322%	11/23/31	500	496
Westpac Banking Corp.	5.405%	8/10/33	200	199
Westpac Banking Corp.	6.820%	11/17/33	200	218
Westpac Banking Corp.	4.110%	7/24/34	25	24
Westpac Banking Corp.	2.668%	11/15/35	315	273
Westpac Banking Corp.	5.618%	11/20/35	260	258
Westpac Banking Corp.	3.020%	11/18/36	500	432
Westpac Banking Corp.	4.421%	7/24/39	200	180
Westpac Banking Corp.	2.963%	11/16/40	200	147
Willis North America Inc.	4.500%	9/15/28	100	99
Willis North America Inc.	2.950%	9/15/29	440	406
Willis North America Inc.	5.350%	5/15/33	100	101
Willis North America Inc.	5.050%	9/15/48	50	44
Willis North America Inc.	3.875%	9/15/49	90	66
Willis North America Inc.	5.900%	3/5/54	125	123
Zions Bancorp NA	3.250%	10/29/29	250	225
Zions Bancorp NA	6.816%	11/19/35	50	51
				366,220
Health Care (2.9%)
Abbott Laboratories	3.750%	11/30/26	367	365
Abbott Laboratories	1.150%	1/30/28	100	93
Abbott Laboratories	1.400%	6/30/30	150	130
Abbott Laboratories	4.750%	11/30/36	200	197
Abbott Laboratories	5.300%	5/27/40	250	256
Abbott Laboratories	4.900%	11/30/46	700	662
AbbVie Inc.	3.200%	5/14/26	350	346
AbbVie Inc.	2.950%	11/21/26	740	724
AbbVie Inc.	4.800%	3/15/27	500	505
AbbVie Inc.	4.650%	3/15/28	200	202
AbbVie Inc.	4.250%	11/14/28	300	299
AbbVie Inc.	4.800%	3/15/29	525	532
AbbVie Inc.	3.200%	11/21/29	1,180	1,115
AbbVie Inc.	4.875%	3/15/30	200	203
AbbVie Inc.	4.950%	3/15/31	1,000	1,016
AbbVie Inc.	5.050%	3/15/34	550	554
AbbVie Inc.	4.550%	3/15/35	350	338
AbbVie Inc.	5.200%	3/15/35	175	178
AbbVie Inc.	4.500%	5/14/35	450	432
AbbVie Inc.	4.300%	5/14/36	200	187
AbbVie Inc.	4.050%	11/21/39	768	674

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AbbVie Inc.	4.400%	11/6/42	501	442
	AbbVie Inc.	4.850%	6/15/44	230	213
	AbbVie Inc.	4.750%	3/15/45	200	182
	AbbVie Inc.	4.700%	5/14/45	402	362
	AbbVie Inc.	4.450%	5/14/46	455	395
	AbbVie Inc.	4.875%	11/14/48	350	320
	AbbVie Inc.	4.250%	11/21/49	1,025	850
	AbbVie Inc.	5.400%	3/15/54	550	540
	AbbVie Inc.	5.600%	3/15/55	150	151
	AbbVie Inc.	5.500%	3/15/64	250	246
	Adventist Health System	5.430%	3/1/32	100	101
	Adventist Health System	5.757%	12/1/34	75	75
	Adventist Health System	3.630%	3/1/49	50	35
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	50	49
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	25	22
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	100	85
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	75	54
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	75	50
	Aetna Inc.	6.625%	6/15/36	130	139
	Aetna Inc.	6.750%	12/15/37	100	108
	Aetna Inc.	4.500%	5/15/42	75	62
	Agilent Technologies Inc.	3.050%	9/22/26	75	73
	Agilent Technologies Inc.	2.750%	9/15/29	100	92
	Agilent Technologies Inc.	2.100%	6/4/30	100	88
	Agilent Technologies Inc.	4.750%	9/9/34	150	145
	AHS Hospital Corp.	5.024%	7/1/45	75	71
	AHS Hospital Corp.	2.780%	7/1/51	150	94
[3]	Allina Health System	3.887%	4/15/49	75	58
	Amgen Inc.	2.600%	8/19/26	225	220
	Amgen Inc.	2.200%	2/21/27	150	144
	Amgen Inc.	3.200%	11/2/27	600	583
	Amgen Inc.	5.150%	3/2/28	500	509
	Amgen Inc.	1.650%	8/15/28	400	365
	Amgen Inc.	4.050%	8/18/29	325	318
	Amgen Inc.	5.250%	3/2/30	250	256
	Amgen Inc.	2.000%	1/15/32	450	376
	Amgen Inc.	3.350%	2/22/32	500	456
	Amgen Inc.	4.200%	3/1/33	200	190
	Amgen Inc.	5.250%	3/2/33	925	938
	Amgen Inc.	3.150%	2/21/40	575	439
	Amgen Inc.	2.800%	8/15/41	150	107
	Amgen Inc.	4.950%	10/1/41	240	221
	Amgen Inc.	5.150%	11/15/41	126	119
	Amgen Inc.	5.600%	3/2/43	300	297
	Amgen Inc.	4.400%	5/1/45	450	380
	Amgen Inc.	4.563%	6/15/48	75	63
	Amgen Inc.	3.375%	2/21/50	575	403
	Amgen Inc.	4.663%	6/15/51	500	427
	Amgen Inc.	3.000%	1/15/52	106	68
	Amgen Inc.	4.200%	2/22/52	475	373
	Amgen Inc.	5.650%	3/2/53	575	564
	Amgen Inc.	2.770%	9/1/53	422	250
	Amgen Inc.	5.750%	3/2/63	550	536
	Ascension Health	2.532%	11/15/29	350	321
	Ascension Health	3.106%	11/15/39	100	78
	Ascension Health	3.945%	11/15/46	200	162
[3]	Ascension Health	4.847%	11/15/53	75	69
	Astrazeneca Finance LLC	1.200%	5/28/26	200	193
	Astrazeneca Finance LLC	4.800%	2/26/27	275	278
	Astrazeneca Finance LLC	4.875%	3/3/28	200	203
	Astrazeneca Finance LLC	1.750%	5/28/28	200	185
	Astrazeneca Finance LLC	4.850%	2/26/29	225	228
	Astrazeneca Finance LLC	4.900%	3/3/30	200	204
	Astrazeneca Finance LLC	4.900%	2/26/31	200	203
	Astrazeneca Finance LLC	2.250%	5/28/31	200	175
	Astrazeneca Finance LLC	4.875%	3/3/33	75	75
	Astrazeneca Finance LLC	5.000%	2/26/34	270	272
	AstraZeneca plc	0.700%	4/8/26	500	483
	AstraZeneca plc	4.000%	1/17/29	200	198
	AstraZeneca plc	1.375%	8/6/30	300	255

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AstraZeneca plc	6.450%	9/15/37	450	503
	AstraZeneca plc	4.000%	9/18/42	290	245
	AstraZeneca plc	4.375%	11/16/45	200	174
	AstraZeneca plc	3.000%	5/28/51	135	90
	Banner Health	2.338%	1/1/30	125	113
	Banner Health	3.181%	1/1/50	75	51
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	250	177
	Baxalta Inc.	4.000%	6/23/25	97	97
	Baxalta Inc.	5.250%	6/23/45	73	69
	Baxter International Inc.	1.915%	2/1/27	750	715
	Baxter International Inc.	2.272%	12/1/28	250	230
	Baxter International Inc.	2.539%	2/1/32	500	429
	Baxter International Inc.	3.500%	8/15/46	100	71
	Baxter International Inc.	3.132%	12/1/51	200	127
	Baylor Scott & White Holdings	1.777%	11/15/30	100	86
	Baylor Scott & White Holdings	4.185%	11/15/45	100	84
	Baylor Scott & White Holdings	2.839%	11/15/50	350	224
	Becton Dickinson & Co.	3.700%	6/6/27	375	368
	Becton Dickinson & Co.	4.693%	2/13/28	250	251
	Becton Dickinson & Co.	4.874%	2/8/29	35	35
	Becton Dickinson & Co.	5.081%	6/7/29	200	203
	Becton Dickinson & Co.	2.823%	5/20/30	125	114
	Becton Dickinson & Co.	1.957%	2/11/31	375	320
	Becton Dickinson & Co.	5.110%	2/8/34	100	100
	Becton Dickinson & Co.	4.685%	12/15/44	172	150
	Becton Dickinson & Co.	4.669%	6/6/47	300	259
	Biogen Inc.	2.250%	5/1/30	400	353
	Biogen Inc.	3.150%	5/1/50	300	188
	Biogen Inc.	3.250%	2/15/51	150	96
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	250	225
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	25	25
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	100	95
	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	172
	Boston Scientific Corp.	2.650%	6/1/30	150	137
	Boston Scientific Corp.	4.550%	3/1/39	131	123
	Boston Scientific Corp.	7.375%	1/15/40	50	60
	Boston Scientific Corp.	4.700%	3/1/49	133	119
	Bristol-Myers Squibb Co.	3.200%	6/15/26	302	298
	Bristol-Myers Squibb Co.	4.900%	2/22/27	200	203
	Bristol-Myers Squibb Co.	1.125%	11/13/27	500	462
	Bristol-Myers Squibb Co.	3.450%	11/15/27	210	206
	Bristol-Myers Squibb Co.	3.900%	2/20/28	275	272
	Bristol-Myers Squibb Co.	4.900%	2/22/29	325	330
	Bristol-Myers Squibb Co.	3.400%	7/26/29	605	580
	Bristol-Myers Squibb Co.	1.450%	11/13/30	200	170
	Bristol-Myers Squibb Co.	5.100%	2/22/31	225	230
	Bristol-Myers Squibb Co.	2.950%	3/15/32	300	268
	Bristol-Myers Squibb Co.	5.900%	11/15/33	175	187
	Bristol-Myers Squibb Co.	5.200%	2/22/34	450	458
	Bristol-Myers Squibb Co.	3.250%	8/1/42	100	75
	Bristol-Myers Squibb Co.	4.625%	5/15/44	175	156
	Bristol-Myers Squibb Co.	4.350%	11/15/47	250	209
	Bristol-Myers Squibb Co.	4.550%	2/20/48	233	201
	Bristol-Myers Squibb Co.	4.250%	10/26/49	700	571
	Bristol-Myers Squibb Co.	2.550%	11/13/50	500	294
	Bristol-Myers Squibb Co.	3.700%	3/15/52	720	530
	Bristol-Myers Squibb Co.	5.550%	2/22/54	475	468
	Bristol-Myers Squibb Co.	3.900%	3/15/62	200	145
	Bristol-Myers Squibb Co.	6.400%	11/15/63	350	383
	Bristol-Myers Squibb Co.	5.650%	2/22/64	300	294
	Cardinal Health Inc.	4.700%	11/15/26	100	100
	Cardinal Health Inc.	5.125%	2/15/29	125	127
	Cardinal Health Inc.	5.000%	11/15/29	150	151
	Cardinal Health Inc.	5.450%	2/15/34	100	101
	Cardinal Health Inc.	5.350%	11/15/34	200	201
	Cardinal Health Inc.	4.600%	3/15/43	75	65
	Cardinal Health Inc.	4.500%	11/15/44	50	42
	Cardinal Health Inc.	4.368%	6/15/47	125	103
	Cardinal Health Inc.	5.750%	11/15/54	100	98
	Cencora Inc.	3.450%	12/15/27	275	268

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cencora Inc.	4.625%	12/15/27	100	100
	Cencora Inc.	4.850%	12/15/29	100	101
	Cencora Inc.	2.700%	3/15/31	250	223
	Cencora Inc.	5.125%	2/15/34	100	100
	Cencora Inc.	5.150%	2/15/35	125	125
	Cencora Inc.	4.300%	12/15/47	175	142
	Centene Corp.	4.250%	12/15/27	474	463
	Centene Corp.	2.450%	7/15/28	467	426
	Centene Corp.	4.625%	12/15/29	736	705
	Centene Corp.	3.375%	2/15/30	110	100
	Centene Corp.	3.000%	10/15/30	407	356
	Centene Corp.	2.500%	3/1/31	395	333
	Centene Corp.	2.625%	8/1/31	254	214
	Children's Health System of Texas	2.511%	8/15/50	300	180
	Children's Hospital Corp.	4.115%	1/1/47	75	63
	Children's Hospital Corp.	2.585%	2/1/50	50	30
	Children's Hospital Medical Center	4.268%	5/15/44	50	44
	CHRISTUS Health	4.341%	7/1/28	200	198
	Cigna Group	3.400%	3/1/27	275	270
	Cigna Group	7.875%	5/15/27	41	44
	Cigna Group	4.375%	10/15/28	610	605
	Cigna Group	5.000%	5/15/29	200	203
	Cigna Group	2.400%	3/15/30	231	207
	Cigna Group	2.375%	3/15/31	250	218
	Cigna Group	5.125%	5/15/31	150	152
	Cigna Group	5.250%	2/15/34	200	201
	Cigna Group	4.800%	8/15/38	415	387
	Cigna Group	3.200%	3/15/40	150	114
	Cigna Group	6.125%	11/15/41	92	95
	Cigna Group	4.800%	7/15/46	400	348
	Cigna Group	3.875%	10/15/47	170	127
	Cigna Group	4.900%	12/15/48	545	475
	Cigna Group	3.400%	3/15/50	375	253
	Cigna Group	5.600%	2/15/54	225	214
	City of Hope	5.623%	11/15/43	75	73
	City of Hope	4.378%	8/15/48	100	82
	Cleveland Clinic Foundation	4.858%	1/1/14	100	86
	CommonSpirit Health	2.782%	10/1/30	500	449
	CommonSpirit Health	5.205%	12/1/31	150	151
	CommonSpirit Health	5.318%	12/1/34	125	124
[3]	CommonSpirit Health	4.350%	11/1/42	225	188
	CommonSpirit Health	3.817%	10/1/49	50	38
	CommonSpirit Health	4.187%	10/1/49	150	117
	CommonSpirit Health	5.548%	12/1/54	100	95
	Community Health Network Inc.	3.099%	5/1/50	140	90
	Cottage Health Obligated Group	3.304%	11/1/49	100	71
	CVS Health Corp.	2.875%	6/1/26	416	408
	CVS Health Corp.	3.000%	8/15/26	450	440
	CVS Health Corp.	1.300%	8/21/27	600	554
	CVS Health Corp.	4.300%	3/25/28	677	669
	CVS Health Corp.	5.000%	1/30/29	470	472
	CVS Health Corp.	5.400%	6/1/29	350	357
	CVS Health Corp.	3.250%	8/15/29	360	336
	CVS Health Corp.	5.125%	2/21/30	250	252
	CVS Health Corp.	1.750%	8/21/30	350	296
	CVS Health Corp.	5.250%	1/30/31	100	101
	CVS Health Corp.	1.875%	2/28/31	350	293
	CVS Health Corp.	5.550%	6/1/31	175	179
	CVS Health Corp.	5.250%	2/21/33	250	247
	CVS Health Corp.	5.300%	6/1/33	225	223
	CVS Health Corp.	5.700%	6/1/34	225	228
	CVS Health Corp.	4.875%	7/20/35	125	117
	CVS Health Corp.	4.780%	3/25/38	1,025	922
	CVS Health Corp.	6.125%	9/15/39	75	76
	CVS Health Corp.	4.125%	4/1/40	85	69
	CVS Health Corp.	5.300%	12/5/43	75	67
	CVS Health Corp.	6.000%	6/1/44	125	122
	CVS Health Corp.	5.125%	7/20/45	700	610
	CVS Health Corp.	5.050%	3/25/48	1,410	1,203
	CVS Health Corp.	5.625%	2/21/53	220	201

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CVS Health Corp.	5.875%	6/1/53	118	111
CVS Health Corp.	6.050%	6/1/54	175	170
CVS Health Corp.	6.000%	6/1/63	135	127
Danaher Corp.	4.375%	9/15/45	75	65
Danaher Corp.	2.600%	10/1/50	500	303
Dartmouth-Hitchcock Health	4.178%	8/1/48	100	78
DENTSPLY SIRONA Inc.	3.250%	6/1/30	150	134
DH Europe Finance II Sarl	2.600%	11/15/29	150	138
DH Europe Finance II Sarl	3.250%	11/15/39	175	139
Dignity Health	4.500%	11/1/42	100	85
Dignity Health	5.267%	11/1/64	50	45
Duke University Health System Inc.	3.920%	6/1/47	100	80
Edwards Lifesciences Corp.	4.300%	6/15/28	100	99
Elevance Health Inc.	4.500%	10/30/26	70	70
Elevance Health Inc.	3.650%	12/1/27	500	490
Elevance Health Inc.	5.150%	6/15/29	115	117
Elevance Health Inc.	4.750%	2/15/30	70	70
Elevance Health Inc.	2.250%	5/15/30	530	472
Elevance Health Inc.	2.550%	3/15/31	650	574
Elevance Health Inc.	4.950%	11/1/31	55	55
Elevance Health Inc.	5.500%	10/15/32	250	258
Elevance Health Inc.	4.750%	2/15/33	200	196
Elevance Health Inc.	5.375%	6/15/34	175	177
Elevance Health Inc.	5.950%	12/15/34	1	1
Elevance Health Inc.	5.200%	2/15/35	265	266
Elevance Health Inc.	5.850%	1/15/36	75	78
Elevance Health Inc.	6.375%	6/15/37	50	54
Elevance Health Inc.	4.650%	1/15/43	775	682
Elevance Health Inc.	4.375%	12/1/47	261	214
Elevance Health Inc.	4.550%	3/1/48	155	130
Elevance Health Inc.	3.125%	5/15/50	200	130
Elevance Health Inc.	4.550%	5/15/52	200	164
Elevance Health Inc.	5.125%	2/15/53	200	179
Elevance Health Inc.	5.650%	6/15/54	175	169
Elevance Health Inc.	4.850%	8/15/54	30	25
Elevance Health Inc.	5.700%	2/15/55	240	234
Elevance Health Inc.	5.850%	11/1/64	140	137
Eli Lilly & Co.	4.500%	2/9/27	500	503
Eli Lilly & Co.	4.150%	8/14/27	75	75
Eli Lilly & Co.	4.550%	2/12/28	200	202
Eli Lilly & Co.	4.500%	2/9/29	200	202
Eli Lilly & Co.	3.375%	3/15/29	92	89
Eli Lilly & Co.	4.200%	8/14/29	177	176
Eli Lilly & Co.	4.750%	2/12/30	200	203
Eli Lilly & Co.	4.900%	2/12/32	200	203
Eli Lilly & Co.	4.700%	2/9/34	275	272
Eli Lilly & Co.	4.600%	8/14/34	225	221
Eli Lilly & Co.	2.250%	5/15/50	450	258
Eli Lilly & Co.	4.875%	2/27/53	50	46
Eli Lilly & Co.	5.000%	2/9/54	400	376
Eli Lilly & Co.	5.050%	8/14/54	75	71
Eli Lilly & Co.	5.500%	2/12/55	200	202
Eli Lilly & Co.	2.500%	9/15/60	500	275
Eli Lilly & Co.	4.950%	2/27/63	250	227
Eli Lilly & Co.	5.100%	2/9/64	450	419
Eli Lilly & Co.	5.200%	8/14/64	75	71
Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	75	58
GE HealthCare Technologies Inc.	5.650%	11/15/27	200	205
GE HealthCare Technologies Inc.	4.800%	8/14/29	300	301
GE HealthCare Technologies Inc.	5.905%	11/22/32	250	264
GE HealthCare Technologies Inc.	6.377%	11/22/52	150	163
Gilead Sciences Inc.	2.950%	3/1/27	525	511
Gilead Sciences Inc.	4.800%	11/15/29	125	126
Gilead Sciences Inc.	5.250%	10/15/33	100	102
Gilead Sciences Inc.	5.100%	6/15/35	175	176
Gilead Sciences Inc.	4.600%	9/1/35	575	555
Gilead Sciences Inc.	4.000%	9/1/36	350	315
Gilead Sciences Inc.	5.650%	12/1/41	175	177
Gilead Sciences Inc.	4.800%	4/1/44	400	364
Gilead Sciences Inc.	4.750%	3/1/46	455	409

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gilead Sciences Inc.	2.800%	10/1/50	525	328
	Gilead Sciences Inc.	5.550%	10/15/53	100	100
	Gilead Sciences Inc.	5.500%	11/15/54	225	222
	Gilead Sciences Inc.	5.600%	11/15/64	200	198
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	375	370
	GlaxoSmithKline Capital Inc.	4.500%	4/15/30	147	147
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	85	88
	GlaxoSmithKline Capital Inc.	4.875%	4/15/35	174	172
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	607
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	86
	GlaxoSmithKline Capital plc	4.315%	3/12/27	131	131
	GlaxoSmithKline Capital plc	3.375%	6/1/29	175	168
	Hackensack Meridian Health Inc.	2.675%	9/1/41	250	176
	Hackensack Meridian Health Inc.	4.211%	7/1/48	75	63
	Hackensack Meridian Health Inc.	4.500%	7/1/57	50	42
[3]	Hartford HealthCare Corp.	3.447%	7/1/54	75	53
	HCA Inc.	5.250%	6/15/26	325	326
	HCA Inc.	4.500%	2/15/27	125	125
	HCA Inc.	5.000%	3/1/28	125	126
	HCA Inc.	5.200%	6/1/28	177	179
	HCA Inc.	5.625%	9/1/28	275	281
	HCA Inc.	4.125%	6/15/29	330	321
	HCA Inc.	5.250%	3/1/30	150	152
	HCA Inc.	3.500%	9/1/30	500	464
	HCA Inc.	5.450%	4/1/31	325	330
	HCA Inc.	2.375%	7/15/31	150	128
	HCA Inc.	5.500%	3/1/32	150	151
	HCA Inc.	3.625%	3/15/32	250	226
	HCA Inc.	5.500%	6/1/33	221	222
	HCA Inc.	5.600%	4/1/34	225	226
	HCA Inc.	5.450%	9/15/34	225	223
	HCA Inc.	5.750%	3/1/35	200	202
	HCA Inc.	5.125%	6/15/39	200	185
	HCA Inc.	4.375%	3/15/42	250	206
	HCA Inc.	5.500%	6/15/47	325	300
	HCA Inc.	5.250%	6/15/49	350	307
	HCA Inc.	3.500%	7/15/51	200	132
	HCA Inc.	4.625%	3/15/52	300	238
	HCA Inc.	5.900%	6/1/53	177	169
	HCA Inc.	6.000%	4/1/54	288	279
	HCA Inc.	5.950%	9/15/54	312	299
	HCA Inc.	6.200%	3/1/55	225	223
	HCA Inc.	6.100%	4/1/64	150	144
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/52	100	76
	Humana Inc.	1.350%	2/3/27	200	188
	Humana Inc.	3.950%	3/15/27	150	148
	Humana Inc.	5.750%	12/1/28	100	103
	Humana Inc.	3.700%	3/23/29	100	96
	Humana Inc.	4.875%	4/1/30	135	134
	Humana Inc.	5.375%	4/15/31	270	272
	Humana Inc.	2.150%	2/3/32	200	164
	Humana Inc.	5.950%	3/15/34	200	205
	Humana Inc.	5.550%	5/1/35	200	198
	Humana Inc.	4.625%	12/1/42	110	92
	Humana Inc.	4.950%	10/1/44	270	232
	Humana Inc.	3.950%	8/15/49	40	29
	Humana Inc.	5.500%	3/15/53	200	179
	Humana Inc.	5.750%	4/15/54	125	116
	Illumina Inc.	4.650%	9/9/26	50	50
	Illumina Inc.	2.550%	3/23/31	150	129
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	75	60
	Iowa Health System	3.665%	2/15/50	125	93
	Johns Hopkins Health System Corp.	3.837%	5/15/46	125	99
	Johnson & Johnson	4.500%	3/1/27	118	119
	Johnson & Johnson	2.950%	3/3/27	200	196
	Johnson & Johnson	0.950%	9/1/27	300	279
	Johnson & Johnson	2.900%	1/15/28	275	266
	Johnson & Johnson	4.550%	3/1/28	138	140
	Johnson & Johnson	4.700%	3/1/30	172	175
	Johnson & Johnson	1.300%	9/1/30	375	322

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johnson & Johnson	4.850%	3/1/32	245	249
	Johnson & Johnson	4.950%	5/15/33	150	154
	Johnson & Johnson	5.000%	3/1/35	364	370
	Johnson & Johnson	3.550%	3/1/36	175	157
	Johnson & Johnson	3.625%	3/3/37	300	267
	Johnson & Johnson	5.950%	8/15/37	200	220
	Johnson & Johnson	3.400%	1/15/38	150	128
	Johnson & Johnson	2.100%	9/1/40	250	172
	Johnson & Johnson	4.500%	9/1/40	150	143
	Johnson & Johnson	4.850%	5/15/41	75	74
	Johnson & Johnson	4.500%	12/5/43	200	186
	Johnson & Johnson	3.700%	3/1/46	400	323
	Johnson & Johnson	3.750%	3/3/47	250	201
	Johnson & Johnson	2.250%	9/1/50	400	234
	Johnson & Johnson	5.250%	6/1/54	150	151
	Kaiser Foundation Hospitals	3.150%	5/1/27	100	98
	Kaiser Foundation Hospitals	2.810%	6/1/41	250	179
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	219
	Kaiser Foundation Hospitals	4.150%	5/1/47	150	125
	Kaiser Foundation Hospitals	3.266%	11/1/49	175	122
	Kaiser Foundation Hospitals	3.002%	6/1/51	250	162
	Koninklijke Philips NV	6.875%	3/11/38	100	110
	Koninklijke Philips NV	5.000%	3/15/42	150	138
	Laboratory Corp. of America Holdings	1.550%	6/1/26	200	193
	Laboratory Corp. of America Holdings	3.600%	9/1/27	100	98
	Laboratory Corp. of America Holdings	2.950%	12/1/29	125	116
	Laboratory Corp. of America Holdings	4.350%	4/1/30	100	98
	Laboratory Corp. of America Holdings	2.700%	6/1/31	50	44
	Laboratory Corp. of America Holdings	4.550%	4/1/32	150	146
	Laboratory Corp. of America Holdings	4.800%	10/1/34	150	144
	Laboratory Corp. of America Holdings	4.700%	2/1/45	195	169
	Mass General Brigham Inc.	3.342%	7/1/60	250	165
	Mayo Clinic	3.774%	11/15/43	75	61
	Mayo Clinic	4.128%	11/15/52	50	41
	Mayo Clinic	3.196%	11/15/61	250	160
	McKesson Corp.	4.900%	7/15/28	24	24
	McKesson Corp.	4.250%	9/15/29	100	99
	McKesson Corp.	5.100%	7/15/33	100	101
	McLaren Health Care Corp.	4.386%	5/15/48	50	43
[3]	MedStar Health Inc.	3.626%	8/15/49	75	54
	Medtronic Inc.	4.375%	3/15/35	511	491
	Medtronic Inc.	4.625%	3/15/45	244	219
	Memorial Health Services	3.447%	11/1/49	100	72
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	100	66
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	121
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	100	81
	Merck & Co. Inc.	1.700%	6/10/27	400	380
	Merck & Co. Inc.	4.050%	5/17/28	100	100
	Merck & Co. Inc.	1.900%	12/10/28	400	368
	Merck & Co. Inc.	3.400%	3/7/29	375	362
	Merck & Co. Inc.	4.300%	5/17/30	133	132
	Merck & Co. Inc.	1.450%	6/24/30	210	181
	Merck & Co. Inc.	2.150%	12/10/31	450	387
	Merck & Co. Inc.	4.500%	5/17/33	265	260
	Merck & Co. Inc.	6.500%	12/1/33	125	140
	Merck & Co. Inc.	3.900%	3/7/39	200	174
	Merck & Co. Inc.	3.600%	9/15/42	100	79
	Merck & Co. Inc.	4.150%	5/18/43	200	170
	Merck & Co. Inc.	4.900%	5/17/44	133	125
	Merck & Co. Inc.	3.700%	2/10/45	525	414
	Merck & Co. Inc.	4.000%	3/7/49	300	240
	Merck & Co. Inc.	2.750%	12/10/51	300	186
	Merck & Co. Inc.	5.000%	5/17/53	265	245
	Merck & Co. Inc.	2.900%	12/10/61	125	73
	Merck & Co. Inc.	5.150%	5/17/63	177	165
	Methodist Hospital	2.705%	12/1/50	300	186
[3]	Montefiore Obligated Group	5.246%	11/1/48	150	128
	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	75	56
	Mount Sinai Hospital	3.391%	7/1/50	300	185
	MultiCare Health System	2.803%	8/15/50	250	151

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mylan Inc.	5.400%	11/29/43	100	84
	Mylan Inc.	5.200%	4/15/48	175	136
	New York & Presbyterian Hospital	4.024%	8/1/45	130	108
	New York & Presbyterian Hospital	4.063%	8/1/56	75	59
	New York & Presbyterian Hospital	2.606%	8/1/60	100	56
	New York & Presbyterian Hospital	3.954%	8/1/19	125	87
	Northwell Healthcare Inc.	3.979%	11/1/46	100	78
	Northwell Healthcare Inc.	4.260%	11/1/47	200	162
	Northwell Healthcare Inc.	3.809%	11/1/49	100	74
	Novant Health Inc.	2.637%	11/1/36	250	196
	Novant Health Inc.	3.318%	11/1/61	100	64
	Novartis Capital Corp.	2.000%	2/14/27	525	506
	Novartis Capital Corp.	3.100%	5/17/27	175	171
	Novartis Capital Corp.	3.800%	9/18/29	150	147
	Novartis Capital Corp.	2.200%	8/14/30	410	366
	Novartis Capital Corp.	4.000%	9/18/31	100	97
	Novartis Capital Corp.	4.200%	9/18/34	150	143
	Novartis Capital Corp.	3.700%	9/21/42	100	82
	Novartis Capital Corp.	4.400%	5/6/44	375	335
	Novartis Capital Corp.	4.000%	11/20/45	225	188
	Novartis Capital Corp.	2.750%	8/14/50	75	49
	Novartis Capital Corp.	4.700%	9/18/54	125	113
	NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery	2.667%	10/1/50	10	6
	NYU Langone Hospitals	4.784%	7/1/44	100	93
[3]	NYU Langone Hospitals	4.368%	7/1/47	110	95
	NYU Langone Hospitals	3.380%	7/1/55	200	138
	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	50	40
[3]	OhioHealth Corp.	3.042%	11/15/50	100	68
	Orlando Health Obligated Group	5.475%	10/1/35	75	76
	Orlando Health Obligated Group	4.089%	10/1/48	50	41
	PeaceHealth Obligated Group	4.787%	11/15/48	75	64
	PeaceHealth Obligated Group	3.218%	11/15/50	200	131
	Pfizer Inc.	2.750%	6/3/26	225	221
	Pfizer Inc.	3.600%	9/15/28	100	98
	Pfizer Inc.	3.450%	3/15/29	375	363
	Pfizer Inc.	2.625%	4/1/30	300	275
	Pfizer Inc.	1.700%	5/28/30	225	196
	Pfizer Inc.	1.750%	8/18/31	200	169
	Pfizer Inc.	4.100%	9/15/38	150	133
	Pfizer Inc.	3.900%	3/15/39	125	108
	Pfizer Inc.	7.200%	3/15/39	425	501
	Pfizer Inc.	2.550%	5/28/40	200	142
	Pfizer Inc.	4.300%	6/15/43	125	108
	Pfizer Inc.	4.400%	5/15/44	200	175
	Pfizer Inc.	4.125%	12/15/46	250	205
	Pfizer Inc.	4.200%	9/15/48	150	123
	Pfizer Inc.	4.000%	3/15/49	175	138
	Pfizer Inc.	2.700%	5/28/50	450	277
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/26	531	532
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/28	707	708
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/30	527	529
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	684	677
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	525	500
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	1,061	1,007
	Pfizer Investment Enterprises Pte Ltd.	5.340%	5/19/63	707	657
	Pharmacia LLC	6.600%	12/1/28	175	188
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	50	49
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	150	137
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	200	202
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	75	55
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	75	57
	Quest Diagnostics Inc.	3.450%	6/1/26	125	124
	Quest Diagnostics Inc.	4.600%	12/15/27	100	101
	Quest Diagnostics Inc.	4.200%	6/30/29	140	138
	Quest Diagnostics Inc.	4.625%	12/15/29	125	125
	Quest Diagnostics Inc.	2.950%	6/30/30	160	147
	Quest Diagnostics Inc.	2.800%	6/30/31	125	111
	Quest Diagnostics Inc.	5.000%	12/15/34	150	148
	Quest Diagnostics Inc.	5.750%	1/30/40	13	13
	Quest Diagnostics Inc.	4.700%	3/30/45	25	22

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	500	426
Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	50	30
Revvity Inc.	1.900%	9/15/28	250	228
Revvity Inc.	3.625%	3/15/51	150	105
Royalty Pharma plc	5.150%	9/2/29	100	101
Royalty Pharma plc	2.200%	9/2/30	300	260
Royalty Pharma plc	3.550%	9/2/50	350	234
Royalty Pharma plc	3.350%	9/2/51	250	159
Rush Obligated Group	3.922%	11/15/29	75	73
Sanofi SA	3.625%	6/19/28	225	221
Seattle Children's Hospital	2.719%	10/1/50	200	126
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	14	14
Smith & Nephew plc	5.150%	3/20/27	100	101
Smith & Nephew plc	2.032%	10/14/30	300	259
Solventum Corp.	5.450%	2/25/27	100	101
Solventum Corp.	5.400%	3/1/29	150	153
Solventum Corp.	5.450%	3/13/31	175	178
Solventum Corp.	5.600%	3/23/34	290	294
Solventum Corp.	6.000%	5/15/64	50	49
SSM Health Care Corp.	3.823%	6/1/27	100	98
SSM Health Care Corp.	4.894%	6/1/28	200	202
Stanford Health Care	3.795%	11/15/48	75	58
Stryker Corp.	4.550%	2/10/27	200	200
Stryker Corp.	4.700%	2/10/28	200	201
Stryker Corp.	3.650%	3/7/28	50	49
Stryker Corp.	4.250%	9/11/29	150	148
Stryker Corp.	4.850%	2/10/30	175	177
Stryker Corp.	4.625%	9/11/34	100	97
Stryker Corp.	5.200%	2/10/35	179	181
Stryker Corp.	4.100%	4/1/43	75	63
Stryker Corp.	4.375%	5/15/44	50	43
Stryker Corp.	4.625%	3/15/46	200	178
Sutter Health	3.695%	8/15/28	75	73
Sutter Health	5.164%	8/15/33	75	76
Sutter Health	4.091%	8/15/48	75	61
Sutter Health	3.361%	8/15/50	125	88
Sutter Health	5.547%	8/15/53	75	75
Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	605	613
Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	200	202
Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	350	261
Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	485	318
Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/54	200	195
Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	128
Texas Health Resources	2.328%	11/15/50	300	172
Thermo Fisher Scientific Inc.	4.953%	8/10/26	100	101
Thermo Fisher Scientific Inc.	5.000%	12/5/26	200	202
Thermo Fisher Scientific Inc.	2.600%	10/1/29	200	185
Thermo Fisher Scientific Inc.	4.977%	8/10/30	150	153
Thermo Fisher Scientific Inc.	2.000%	10/15/31	1,000	856
Thermo Fisher Scientific Inc.	5.086%	8/10/33	200	202
Thermo Fisher Scientific Inc.	2.800%	10/15/41	250	179
Thermo Fisher Scientific Inc.	5.300%	2/1/44	185	181
Trinity Health Corp.	4.125%	12/1/45	85	71
UnitedHealth Group Inc.	4.750%	7/15/26	125	126
UnitedHealth Group Inc.	3.375%	4/15/27	350	344
UnitedHealth Group Inc.	3.700%	5/15/27	120	119
UnitedHealth Group Inc.	2.950%	10/15/27	150	145
UnitedHealth Group Inc.	5.250%	2/15/28	375	384
UnitedHealth Group Inc.	3.875%	12/15/28	150	147
UnitedHealth Group Inc.	4.250%	1/15/29	200	199
UnitedHealth Group Inc.	2.875%	8/15/29	150	141
UnitedHealth Group Inc.	4.800%	1/15/30	195	197
UnitedHealth Group Inc.	2.000%	5/15/30	755	667
UnitedHealth Group Inc.	4.900%	4/15/31	200	202
UnitedHealth Group Inc.	2.300%	5/15/31	650	569
UnitedHealth Group Inc.	4.950%	1/15/32	155	156
UnitedHealth Group Inc.	4.200%	5/15/32	250	240
UnitedHealth Group Inc.	5.350%	2/15/33	375	384
UnitedHealth Group Inc.	4.500%	4/15/33	200	193
UnitedHealth Group Inc.	5.000%	4/15/34	450	448

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	5.150%	7/15/34	395	397
	UnitedHealth Group Inc.	4.625%	7/15/35	175	169
	UnitedHealth Group Inc.	6.500%	6/15/37	50	55
	UnitedHealth Group Inc.	6.625%	11/15/37	125	140
	UnitedHealth Group Inc.	6.875%	2/15/38	245	281
	UnitedHealth Group Inc.	3.500%	8/15/39	140	114
	UnitedHealth Group Inc.	2.750%	5/15/40	200	144
	UnitedHealth Group Inc.	5.950%	2/15/41	60	62
	UnitedHealth Group Inc.	3.050%	5/15/41	300	221
	UnitedHealth Group Inc.	4.625%	11/15/41	110	99
	UnitedHealth Group Inc.	4.375%	3/15/42	50	43
	UnitedHealth Group Inc.	3.950%	10/15/42	175	143
	UnitedHealth Group Inc.	4.250%	3/15/43	125	106
	UnitedHealth Group Inc.	5.500%	7/15/44	195	192
	UnitedHealth Group Inc.	4.750%	7/15/45	305	273
	UnitedHealth Group Inc.	4.200%	1/15/47	210	171
	UnitedHealth Group Inc.	4.250%	4/15/47	290	239
	UnitedHealth Group Inc.	4.250%	6/15/48	300	243
	UnitedHealth Group Inc.	4.450%	12/15/48	150	125
	UnitedHealth Group Inc.	3.700%	8/15/49	310	227
	UnitedHealth Group Inc.	3.250%	5/15/51	750	501
	UnitedHealth Group Inc.	4.750%	5/15/52	200	173
	UnitedHealth Group Inc.	5.875%	2/15/53	200	202
	UnitedHealth Group Inc.	5.050%	4/15/53	269	243
	UnitedHealth Group Inc.	5.375%	4/15/54	325	308
	UnitedHealth Group Inc.	5.625%	7/15/54	475	466
	UnitedHealth Group Inc.	3.875%	8/15/59	420	301
	UnitedHealth Group Inc.	3.125%	5/15/60	250	151
	UnitedHealth Group Inc.	6.050%	2/15/63	200	206
	UnitedHealth Group Inc.	5.200%	4/15/63	300	270
	UnitedHealth Group Inc.	5.500%	4/15/64	200	189
	UnitedHealth Group Inc.	5.750%	7/15/64	320	315
	Universal Health Services Inc.	4.625%	10/15/29	100	97
	Universal Health Services Inc.	2.650%	10/15/30	300	263
	Universal Health Services Inc.	5.050%	10/15/34	75	71
	UPMC	5.035%	5/15/33	150	149
	Utah Acquisition Sub Inc.	3.950%	6/15/26	536	529
	Utah Acquisition Sub Inc.	5.250%	6/15/46	225	179
	Viatris Inc.	2.300%	6/22/27	175	165
	Viatris Inc.	4.000%	6/22/50	375	245
	WakeMed	3.286%	10/1/52	200	136
[3]	Willis-Knighton Medical Center	4.813%	9/1/48	50	44
	Wyeth LLC	6.500%	2/1/34	150	166
	Wyeth LLC	6.000%	2/15/36	85	91
	Wyeth LLC	5.950%	4/1/37	385	408
	Zimmer Biomet Holdings Inc.	5.050%	2/19/30	100	101
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	350	306
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	22	22
	Zimmer Biomet Holdings Inc.	5.500%	2/19/35	125	127
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	51
	Zoetis Inc.	3.000%	9/12/27	150	145
	Zoetis Inc.	3.900%	8/20/28	100	98
	Zoetis Inc.	2.000%	5/15/30	150	132
	Zoetis Inc.	5.600%	11/16/32	250	260
	Zoetis Inc.	4.700%	2/1/43	175	159
	Zoetis Inc.	3.950%	9/12/47	150	119
	Zoetis Inc.	4.450%	8/20/48	75	64
					136,991
Industrials (1.8%)
	3M Co.	2.250%	9/19/26	150	145
	3M Co.	2.875%	10/15/27	125	120
	3M Co.	3.375%	3/1/29	150	144
	3M Co.	2.375%	8/26/29	360	329
	3M Co.	3.125%	9/19/46	75	52
	3M Co.	3.625%	10/15/47	100	74
	3M Co.	4.000%	9/14/48	150	119
	3M Co.	3.250%	8/26/49	320	220
	3M Co.	3.700%	4/15/50	125	93
	AGCO Corp.	5.450%	3/21/27	70	71

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AGCO Corp.	5.800%	3/21/34	125	127
	Allegion plc	3.500%	10/1/29	75	71
	Allegion US Holding Co. Inc.	3.550%	10/1/27	175	170
	Allegion US Holding Co. Inc.	5.600%	5/29/34	130	131
	American Airlines Class A Series 2021-1 Pass Through Trust	2.875%	1/11/36	307	268
[3]	American Airlines Class AA Series 2015-2 Pass Through Trust	3.600%	3/22/29	32	31
[3]	American Airlines Class AA Series 2016-1 Pass Through Trust	3.575%	7/15/29	89	86
[3]	American Airlines Class AA Series 2016-3 Pass Through Trust	3.000%	4/15/30	93	88
[3]	American Airlines Class AA Series 2017-1 Pass Through Trust	3.650%	8/15/30	31	30
[3]	American Airlines Class AA Series 2019-1 Pass Through Trust	3.150%	8/15/33	36	33
	Amphenol Corp.	5.050%	4/5/27	50	51
	Amphenol Corp.	4.350%	6/1/29	100	99
	Amphenol Corp.	2.800%	2/15/30	275	254
	Amphenol Corp.	2.200%	9/15/31	100	86
	Amphenol Corp.	5.250%	4/5/34	200	204
	Amphenol Corp.	5.000%	1/15/35	150	150
	Amphenol Corp.	5.375%	11/15/54	50	49
	Automatic Data Processing Inc.	1.700%	5/15/28	200	185
	Automatic Data Processing Inc.	1.250%	9/1/30	400	340
	Block Financial LLC	3.875%	8/15/30	200	188
	Boeing Co.	3.100%	5/1/26	100	98
	Boeing Co.	2.250%	6/15/26	50	48
	Boeing Co.	2.700%	2/1/27	195	188
	Boeing Co.	2.800%	3/1/27	50	48
	Boeing Co.	5.040%	5/1/27	360	362
	Boeing Co.	6.259%	5/1/27	200	206
	Boeing Co.	3.250%	3/1/28	100	96
	Boeing Co.	3.450%	11/1/28	250	239
	Boeing Co.	3.200%	3/1/29	200	188
	Boeing Co.	6.298%	5/1/29	605	634
	Boeing Co.	2.950%	2/1/30	190	173
	Boeing Co.	5.150%	5/1/30	907	912
	Boeing Co.	6.388%	5/1/31	200	213
	Boeing Co.	6.125%	2/15/33	75	78
	Boeing Co.	3.600%	5/1/34	150	129
	Boeing Co.	6.528%	5/1/34	450	482
	Boeing Co.	3.250%	2/1/35	190	156
	Boeing Co.	3.550%	3/1/38	50	39
	Boeing Co.	3.500%	3/1/39	75	57
	Boeing Co.	6.875%	3/15/39	100	109
	Boeing Co.	5.875%	2/15/40	75	74
	Boeing Co.	5.705%	5/1/40	640	622
	Boeing Co.	3.375%	6/15/46	75	50
	Boeing Co.	3.650%	3/1/47	55	38
	Boeing Co.	3.625%	3/1/48	75	51
	Boeing Co.	3.850%	11/1/48	60	43
	Boeing Co.	3.900%	5/1/49	100	72
	Boeing Co.	3.750%	2/1/50	250	175
	Boeing Co.	5.805%	5/1/50	1,320	1,256
	Boeing Co.	6.858%	5/1/54	450	489
	Boeing Co.	3.950%	8/1/59	75	51
	Boeing Co.	5.930%	5/1/60	550	517
	Boeing Co.	7.008%	5/1/64	275	299
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	225	221
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	137
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	119
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	248
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	220
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	175
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	175	154
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	121
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	93
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	250	221
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	125	104
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	67
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	119
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	102
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	375	302
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	163
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	400	293

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Burlington Northern Santa Fe LLC	3.050%	2/15/51	200	132
Burlington Northern Santa Fe LLC	2.875%	6/15/52	200	126
Burlington Northern Santa Fe LLC	4.450%	1/15/53	175	148
Burlington Northern Santa Fe LLC	5.200%	4/15/54	325	309
Burlington Northern Santa Fe LLC	5.500%	3/15/55	484	482
Canadian National Railway Co.	6.250%	8/1/34	75	82
Canadian National Railway Co.	6.200%	6/1/36	75	81
Canadian National Railway Co.	6.375%	11/15/37	100	110
Canadian National Railway Co.	3.200%	8/2/46	100	71
Canadian National Railway Co.	2.450%	5/1/50	105	62
Canadian Pacific Railway Co.	2.875%	11/15/29	100	93
Canadian Pacific Railway Co.	2.050%	3/5/30	200	177
Canadian Pacific Railway Co.	4.800%	3/30/30	102	102
Canadian Pacific Railway Co.	7.125%	10/15/31	100	112
Canadian Pacific Railway Co.	2.450%	12/2/31	350	302
Canadian Pacific Railway Co.	5.200%	3/30/35	97	97
Canadian Pacific Railway Co.	5.950%	5/15/37	80	84
Canadian Pacific Railway Co.	3.000%	12/2/41	178	128
Canadian Pacific Railway Co.	4.300%	5/15/43	75	64
Canadian Pacific Railway Co.	4.950%	8/15/45	125	115
Canadian Pacific Railway Co.	4.700%	5/1/48	31	27
Canadian Pacific Railway Co.	3.500%	5/1/50	100	70
Canadian Pacific Railway Co.	3.100%	12/2/51	500	325
Canadian Pacific Railway Co.	6.125%	9/15/15	120	122
Carrier Global Corp.	2.493%	2/15/27	250	241
Carrier Global Corp.	2.722%	2/15/30	355	325
Carrier Global Corp.	2.700%	2/15/31	85	76
Carrier Global Corp.	5.900%	3/15/34	145	152
Carrier Global Corp.	3.377%	4/5/40	300	236
Carrier Global Corp.	3.577%	4/5/50	126	91
Carrier Global Corp.	6.200%	3/15/54	159	170
Caterpillar Financial Services Corp.	4.350%	5/15/26	200	200
Caterpillar Financial Services Corp.	2.400%	8/9/26	100	97
Caterpillar Financial Services Corp.	1.150%	9/14/26	200	191
Caterpillar Financial Services Corp.	4.450%	10/16/26	200	201
Caterpillar Financial Services Corp.	4.500%	1/7/27	150	151
Caterpillar Financial Services Corp.	1.700%	1/8/27	200	191
Caterpillar Financial Services Corp.	3.600%	8/12/27	300	296
Caterpillar Financial Services Corp.	4.400%	10/15/27	175	176
Caterpillar Financial Services Corp.	4.600%	11/15/27	150	151
Caterpillar Financial Services Corp.	4.400%	3/3/28	132	132
Caterpillar Financial Services Corp.	4.700%	11/15/29	150	152
Caterpillar Financial Services Corp.	4.800%	1/8/30	100	101
Caterpillar Inc.	2.600%	9/19/29	200	186
Caterpillar Inc.	2.600%	4/9/30	120	110
Caterpillar Inc.	6.050%	8/15/36	100	109
Caterpillar Inc.	3.803%	8/15/42	243	200
Caterpillar Inc.	3.250%	9/19/49	200	141
Caterpillar Inc.	3.250%	4/9/50	200	141
Caterpillar Inc.	4.750%	5/15/64	100	87
Cintas Corp. No. 2	3.700%	4/1/27	175	173
Cintas Corp. No. 2	4.000%	5/1/32	150	143
CNH Industrial Capital LLC	1.450%	7/15/26	200	192
CNH Industrial Capital LLC	4.500%	10/8/27	100	100
CNH Industrial Capital LLC	5.100%	4/20/29	265	268
CNH Industrial NV	3.850%	11/15/27	100	98
CSX Corp.	3.250%	6/1/27	150	147
CSX Corp.	3.800%	3/1/28	350	345
CSX Corp.	4.250%	3/15/29	200	198
CSX Corp.	2.400%	2/15/30	172	156
CSX Corp.	4.100%	11/15/32	187	179
CSX Corp.	5.200%	11/15/33	100	102
CSX Corp.	5.050%	6/15/35	110	109
CSX Corp.	6.220%	4/30/40	152	164
CSX Corp.	5.500%	4/15/41	225	225
CSX Corp.	4.750%	5/30/42	210	193
CSX Corp.	4.100%	3/15/44	150	125
CSX Corp.	3.800%	11/1/46	140	109
CSX Corp.	4.300%	3/1/48	250	209
CSX Corp.	4.750%	11/15/48	70	62

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CSX Corp.	4.500%	3/15/49	125	107
	CSX Corp.	3.350%	9/15/49	265	186
	CSX Corp.	4.500%	11/15/52	162	138
	CSX Corp.	4.500%	8/1/54	25	21
	CSX Corp.	4.250%	11/1/66	150	116
	CSX Corp.	4.650%	3/1/68	75	62
	Cummins Inc.	4.900%	2/20/29	100	102
	Cummins Inc.	5.150%	2/20/34	200	203
	Cummins Inc.	2.600%	9/1/50	200	120
	Cummins Inc.	5.450%	2/20/54	200	196
	Deere & Co.	5.375%	10/16/29	125	130
	Deere & Co.	5.450%	1/16/35	150	155
	Deere & Co.	2.875%	9/7/49	200	133
	Deere & Co.	3.750%	4/15/50	175	136
	Deere & Co.	5.700%	1/19/55	100	104
[3]	Delta Air Lines Pass Through Trust Class AA Series 2020-1	2.000%	12/10/29	110	103
	Dover Corp.	2.950%	11/4/29	75	70
	Eaton Corp.	3.103%	9/15/27	128	124
	Eaton Corp.	4.150%	3/15/33	236	225
	Eaton Corp.	4.150%	11/2/42	150	129
	Eaton Corp.	4.700%	8/23/52	42	37
	Embraer Netherlands Finance BV	5.980%	2/11/35	100	102
	Emerson Electric Co.	0.875%	10/15/26	475	452
	Emerson Electric Co.	2.000%	12/21/28	200	184
	Emerson Electric Co.	1.950%	10/15/30	100	88
	Emerson Electric Co.	2.200%	12/21/31	200	172
	Emerson Electric Co.	2.750%	10/15/50	150	94
	Emerson Electric Co.	2.800%	12/21/51	200	126
[3]	Federal Express Corp. Pass Through Trusts Series 2020-1	1.875%	8/20/35	380	321
	FedEx Corp.	3.250%	4/1/26	100	99
[5]	FedEx Corp.	4.250%	5/15/30	100	97
[5]	FedEx Corp.	3.900%	2/1/35	200	176
[5]	FedEx Corp.	4.100%	2/1/45	125	96
[5]	FedEx Corp.	4.750%	11/15/45	250	209
[5]	FedEx Corp.	4.550%	4/1/46	225	183
[5]	FedEx Corp.	4.400%	1/15/47	125	99
[5]	FedEx Corp.	4.050%	2/15/48	200	147
[5]	FedEx Corp.	4.950%	10/17/48	150	128
[5]	FedEx Corp.	5.250%	5/15/50	250	221
	Fortive Corp.	3.150%	6/15/26	150	147
	Fortive Corp.	4.300%	6/15/46	100	82
	General Dynamics Corp.	3.500%	4/1/27	100	99
	General Dynamics Corp.	2.625%	11/15/27	200	192
	General Dynamics Corp.	3.750%	5/15/28	200	197
	General Dynamics Corp.	3.625%	4/1/30	200	192
	General Dynamics Corp.	3.600%	11/15/42	100	80
	General Electric Co.	6.750%	3/15/32	240	268
	GXO Logistics Inc.	2.650%	7/15/31	250	214
	GXO Logistics Inc.	6.500%	5/6/34	90	92
	HEICO Corp.	5.350%	8/1/33	140	141
	Hexcel Corp.	4.200%	2/15/27	72	71
	Honeywell International Inc.	2.500%	11/1/26	50	49
	Honeywell International Inc.	1.100%	3/1/27	250	236
	Honeywell International Inc.	4.650%	7/30/27	105	106
	Honeywell International Inc.	4.950%	2/15/28	90	92
	Honeywell International Inc.	4.250%	1/15/29	200	199
	Honeywell International Inc.	2.700%	8/15/29	100	93
	Honeywell International Inc.	4.700%	2/1/30	165	166
	Honeywell International Inc.	1.950%	6/1/30	1,000	881
	Honeywell International Inc.	1.750%	9/1/31	250	209
	Honeywell International Inc.	4.750%	2/1/32	200	200
	Honeywell International Inc.	5.000%	2/15/33	197	198
	Honeywell International Inc.	4.500%	1/15/34	200	193
	Honeywell International Inc.	5.000%	3/1/35	210	209
	Honeywell International Inc.	5.700%	3/15/37	200	209
	Honeywell International Inc.	5.375%	3/1/41	150	150
	Honeywell International Inc.	5.250%	3/1/54	105	100
	Honeywell International Inc.	5.350%	3/1/64	200	189
	Howmet Aerospace Inc.	3.000%	1/15/29	275	259
	Howmet Aerospace Inc.	4.850%	10/15/31	100	100

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Howmet Aerospace Inc.	5.950%	2/1/37	100	105
	Hubbell Inc.	3.150%	8/15/27	50	48
	Hubbell Inc.	3.500%	2/15/28	175	170
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	100	97
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	200	182
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	200	203
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	200	192
	Huntington Ingalls Industries Inc.	5.749%	1/15/35	90	91
	IDEX Corp.	4.950%	9/1/29	85	85
	IDEX Corp.	3.000%	5/1/30	75	68
	Illinois Tool Works Inc.	2.650%	11/15/26	300	293
	Illinois Tool Works Inc.	4.875%	9/15/41	75	71
	Illinois Tool Works Inc.	3.900%	9/1/42	250	208
	Ingersoll Rand Inc.	5.197%	6/15/27	200	203
	Ingersoll Rand Inc.	5.400%	8/14/28	100	102
	Ingersoll Rand Inc.	5.176%	6/15/29	200	203
	Ingersoll Rand Inc.	5.700%	8/14/33	200	207
	Ingersoll Rand Inc.	5.450%	6/15/34	200	203
	Ingersoll Rand Inc.	5.700%	6/15/54	60	59
[3]	JetBlue Pass Through Trust Class A Series 2020-1	4.000%	5/15/34	111	104
[3]	JetBlue Pass Through Trust Class AA Series 2019-1	2.750%	11/15/33	115	100
	John Deere Capital Corp.	2.650%	6/10/26	100	98
	John Deere Capital Corp.	1.050%	6/17/26	200	193
	John Deere Capital Corp.	5.150%	9/8/26	200	203
	John Deere Capital Corp.	2.250%	9/14/26	125	122
	John Deere Capital Corp.	4.500%	1/8/27	125	126
	John Deere Capital Corp.	4.850%	3/5/27	450	456
	John Deere Capital Corp.	2.350%	3/8/27	200	193
	John Deere Capital Corp.	4.900%	6/11/27	171	173
	John Deere Capital Corp.	2.800%	9/8/27	150	145
	John Deere Capital Corp.	4.150%	9/15/27	200	200
	John Deere Capital Corp.	3.050%	1/6/28	100	97
	John Deere Capital Corp.	4.650%	1/7/28	100	101
	John Deere Capital Corp.	4.750%	1/20/28	200	203
	John Deere Capital Corp.	4.950%	7/14/28	200	204
	John Deere Capital Corp.	3.450%	3/7/29	50	48
	John Deere Capital Corp.	4.850%	6/11/29	119	121
	John Deere Capital Corp.	2.800%	7/18/29	150	141
	John Deere Capital Corp.	2.450%	1/9/30	325	298
	John Deere Capital Corp.	4.900%	3/7/31	450	457
	John Deere Capital Corp.	4.400%	9/8/31	750	742
	John Deere Capital Corp.	5.150%	9/8/33	300	305
	John Deere Capital Corp.	5.100%	4/11/34	175	177
	John Deere Capital Corp.	5.050%	6/12/34	200	201
	Johnson Controls International plc	6.000%	1/15/36	39	41
	Johnson Controls International plc	4.625%	7/2/44	175	153
	Johnson Controls International plc	4.500%	2/15/47	100	84
	Johnson Controls International plc	4.950%	7/2/64	72	61
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	5.500%	4/19/29	125	129
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	4.900%	12/1/32	122	121
	Kennametal Inc.	4.625%	6/15/28	120	120
	Keysight Technologies Inc.	4.600%	4/6/27	125	125
	Keysight Technologies Inc.	3.000%	10/30/29	200	185
	Keysight Technologies Inc.	4.950%	10/15/34	50	49
	Kirby Corp.	4.200%	3/1/28	300	295
	L3Harris Technologies Inc.	3.850%	12/15/26	50	49
	L3Harris Technologies Inc.	5.400%	1/15/27	200	203
	L3Harris Technologies Inc.	4.400%	6/15/28	175	174
	L3Harris Technologies Inc.	5.050%	6/1/29	130	132
	L3Harris Technologies Inc.	5.250%	6/1/31	130	132
	L3Harris Technologies Inc.	5.400%	7/31/33	260	263
	L3Harris Technologies Inc.	5.350%	6/1/34	130	131
	L3Harris Technologies Inc.	4.854%	4/27/35	100	96
	L3Harris Technologies Inc.	5.054%	4/27/45	100	92
	L3Harris Technologies Inc.	5.600%	7/31/53	175	171
	L3Harris Technologies Inc.	5.500%	8/15/54	100	97
	Lennox International Inc.	1.700%	8/1/27	50	47
	Lockheed Martin Corp.	5.100%	11/15/27	250	256
	Lockheed Martin Corp.	4.450%	5/15/28	100	100
	Lockheed Martin Corp.	4.700%	12/15/31	150	150

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lockheed Martin Corp.	3.900%	6/15/32	100	94
Lockheed Martin Corp.	5.250%	1/15/33	250	257
Lockheed Martin Corp.	3.600%	3/1/35	150	134
Lockheed Martin Corp.	4.500%	5/15/36	100	95
Lockheed Martin Corp.	6.150%	9/1/36	300	327
Lockheed Martin Corp.	4.070%	12/15/42	270	226
Lockheed Martin Corp.	3.800%	3/1/45	150	119
Lockheed Martin Corp.	4.700%	5/15/46	275	246
Lockheed Martin Corp.	4.090%	9/15/52	331	263
Lockheed Martin Corp.	4.150%	6/15/53	250	200
Lockheed Martin Corp.	5.700%	11/15/54	250	254
Lockheed Martin Corp.	5.200%	2/15/55	215	203
Lockheed Martin Corp.	4.300%	6/15/62	125	99
Lockheed Martin Corp.	5.900%	11/15/63	134	139
MasTec Inc.	5.900%	6/15/29	100	103
Nordson Corp.	5.600%	9/15/28	60	62
Nordson Corp.	4.500%	12/15/29	200	197
Nordson Corp.	5.800%	9/15/33	79	83
Norfolk Southern Corp.	2.900%	6/15/26	310	305
Norfolk Southern Corp.	7.800%	5/15/27	60	64
Norfolk Southern Corp.	3.150%	6/1/27	125	122
Norfolk Southern Corp.	3.800%	8/1/28	113	111
Norfolk Southern Corp.	2.550%	11/1/29	200	183
Norfolk Southern Corp.	5.050%	8/1/30	550	562
Norfolk Southern Corp.	3.000%	3/15/32	200	178
Norfolk Southern Corp.	4.837%	10/1/41	113	104
Norfolk Southern Corp.	3.950%	10/1/42	100	81
Norfolk Southern Corp.	4.450%	6/15/45	75	64
Norfolk Southern Corp.	4.650%	1/15/46	75	66
Norfolk Southern Corp.	3.942%	11/1/47	135	105
Norfolk Southern Corp.	4.150%	2/28/48	125	100
Norfolk Southern Corp.	4.100%	5/15/49	73	58
Norfolk Southern Corp.	3.400%	11/1/49	75	53
Norfolk Southern Corp.	3.050%	5/15/50	350	228
Norfolk Southern Corp.	2.900%	8/25/51	105	66
Norfolk Southern Corp.	4.050%	8/15/52	239	186
Norfolk Southern Corp.	4.550%	6/1/53	179	152
Norfolk Southern Corp.	5.350%	8/1/54	200	192
Norfolk Southern Corp.	3.155%	5/15/55	438	280
Norfolk Southern Corp.	5.950%	3/15/64	110	113
Norfolk Southern Corp.	5.100%	8/1/18	60	52
Norfolk Southern Corp.	4.100%	5/15/21	100	70
Northrop Grumman Corp.	3.200%	2/1/27	150	147
Northrop Grumman Corp.	3.250%	1/15/28	100	97
Northrop Grumman Corp.	4.600%	2/1/29	100	100
Northrop Grumman Corp.	4.400%	5/1/30	290	287
Northrop Grumman Corp.	4.700%	3/15/33	100	98
Northrop Grumman Corp.	4.900%	6/1/34	150	149
Northrop Grumman Corp.	5.150%	5/1/40	90	87
Northrop Grumman Corp.	5.050%	11/15/40	150	143
Northrop Grumman Corp.	4.750%	6/1/43	275	248
Northrop Grumman Corp.	4.030%	10/15/47	380	303
Northrop Grumman Corp.	5.250%	5/1/50	135	127
Northrop Grumman Corp.	4.950%	3/15/53	100	90
Northrop Grumman Corp.	5.200%	6/1/54	200	187
nVent Finance Sarl	5.650%	5/15/33	100	100
nVent Finance SARL	4.550%	4/15/28	100	99
Oshkosh Corp.	4.600%	5/15/28	185	184
Oshkosh Corp.	3.100%	3/1/30	60	55
Otis Worldwide Corp.	2.293%	4/5/27	200	192
Otis Worldwide Corp.	5.250%	8/16/28	150	153
Otis Worldwide Corp.	2.565%	2/15/30	300	272
Otis Worldwide Corp.	5.125%	11/19/31	50	51
Otis Worldwide Corp.	3.112%	2/15/40	125	95
Otis Worldwide Corp.	3.362%	2/15/50	150	103
PACCAR Financial Corp.	4.500%	11/25/26	250	251
PACCAR Financial Corp.	5.000%	5/13/27	400	406
PACCAR Financial Corp.	4.450%	8/6/27	300	302
PACCAR Financial Corp.	4.000%	9/26/29	250	246
Parker-Hannifin Corp.	3.250%	3/1/27	125	123

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Parker-Hannifin Corp.	4.250%	9/15/27	215	215
Parker-Hannifin Corp.	3.250%	6/14/29	75	71
Parker-Hannifin Corp.	6.250%	5/15/38	150	164
Parker-Hannifin Corp.	4.450%	11/21/44	200	175
Parker-Hannifin Corp.	4.000%	6/14/49	215	171
Precision Castparts Corp.	4.375%	6/15/45	200	174
Quanta Services Inc.	4.750%	8/9/27	400	401
Quanta Services Inc.	2.900%	10/1/30	400	360
Quanta Services Inc.	5.250%	8/9/34	200	197
Regal Rexnord Corp.	6.050%	4/15/28	250	256
Regal Rexnord Corp.	6.300%	2/15/30	145	151
Regal Rexnord Corp.	6.400%	4/15/33	225	233
RELX Capital Inc.	4.000%	3/18/29	100	98
RELX Capital Inc.	4.750%	3/27/30	81	82
RELX Capital Inc.	3.000%	5/22/30	150	139
RELX Capital Inc.	4.750%	5/20/32	100	99
RELX Capital Inc.	5.250%	3/27/35	63	64
Republic Services Inc.	5.000%	11/15/29	125	127
Republic Services Inc.	1.750%	2/15/32	135	111
Republic Services Inc.	2.375%	3/15/33	125	104
Republic Services Inc.	5.000%	12/15/33	115	115
Republic Services Inc.	5.000%	4/1/34	145	145
Republic Services Inc.	6.200%	3/1/40	75	81
Republic Services Inc.	5.700%	5/15/41	100	101
Republic Services Inc.	3.050%	3/1/50	70	48
Rockwell Automation Inc.	3.500%	3/1/29	100	97
Rockwell Automation Inc.	2.800%	8/15/61	200	116
RTX Corp.	5.750%	11/8/26	225	229
RTX Corp.	3.500%	3/15/27	300	295
RTX Corp.	3.125%	5/4/27	225	219
RTX Corp.	7.200%	8/15/27	25	27
RTX Corp.	4.125%	11/16/28	537	530
RTX Corp.	2.250%	7/1/30	300	266
RTX Corp.	1.900%	9/1/31	200	167
RTX Corp.	2.375%	3/15/32	200	170
RTX Corp.	5.150%	2/27/33	200	202
RTX Corp.	6.100%	3/15/34	112	120
RTX Corp.	5.400%	5/1/35	150	153
RTX Corp.	6.050%	6/1/36	100	106
RTX Corp.	4.450%	11/16/38	260	237
RTX Corp.	4.700%	12/15/41	50	45
RTX Corp.	4.500%	6/1/42	675	594
RTX Corp.	4.150%	5/15/45	200	164
RTX Corp.	3.750%	11/1/46	200	152
RTX Corp.	4.350%	4/15/47	250	208
RTX Corp.	4.050%	5/4/47	107	85
RTX Corp.	4.625%	11/16/48	350	301
RTX Corp.	3.125%	7/1/50	179	118
RTX Corp.	2.820%	9/1/51	200	122
RTX Corp.	3.030%	3/15/52	200	127
RTX Corp.	5.375%	2/27/53	200	191
RTX Corp.	6.400%	3/15/54	314	343
Ryder System Inc.	2.900%	12/1/26	100	97
Ryder System Inc.	5.300%	3/15/27	100	101
Ryder System Inc.	5.650%	3/1/28	100	103
Ryder System Inc.	5.250%	6/1/28	200	204
Ryder System Inc.	5.375%	3/15/29	300	307
Ryder System Inc.	4.900%	12/1/29	50	50
Ryder System Inc.	6.600%	12/1/33	300	327
Snap-on Inc.	3.250%	3/1/27	50	49
Snap-on Inc.	4.100%	3/1/48	75	61
Snap-on Inc.	3.100%	5/1/50	75	50
Southwest Airlines Co.	3.000%	11/15/26	100	97
Southwest Airlines Co.	5.125%	6/15/27	245	247
Southwest Airlines Co.	3.450%	11/16/27	50	48
Southwest Airlines Co.	2.625%	2/10/30	100	90
Stanley Black & Decker Inc.	5.200%	9/1/40	75	71
Stanley Black & Decker Inc.	4.850%	11/15/48	90	76
Stanley Black & Decker Inc.	2.750%	11/15/50	135	77
Textron Inc.	3.650%	3/15/27	250	245

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Textron Inc.	3.900%	9/17/29	225	216
	Textron Inc.	6.100%	11/15/33	50	53
	Timken Co.	4.500%	12/15/28	25	25
	TR Finance LLC	5.500%	8/15/35	75	76
	TR Finance LLC	5.850%	4/15/40	100	104
	Trane Technologies Financing Ltd.	3.800%	3/21/29	225	219
	Trane Technologies Financing Ltd.	5.250%	3/3/33	200	204
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	125	127
	Trimble Inc.	4.900%	6/15/28	50	50
	Triton Container International Ltd. / TAL International Container Corp.	3.250%	3/15/32	104	89
	Tyco Electronics Group SA	3.125%	8/15/27	200	194
	Tyco Electronics Group SA	2.500%	2/4/32	200	173
	Tyco Electronics Group SA	7.125%	10/1/37	125	146
	Union Pacific Corp.	2.150%	2/5/27	513	494
	Union Pacific Corp.	2.400%	2/5/30	200	182
	Union Pacific Corp.	2.800%	2/14/32	100	89
	Union Pacific Corp.	3.375%	2/1/35	100	88
	Union Pacific Corp.	5.100%	2/20/35	115	116
	Union Pacific Corp.	2.891%	4/6/36	500	409
	Union Pacific Corp.	3.600%	9/15/37	90	77
	Union Pacific Corp.	3.250%	2/5/50	200	138
	Union Pacific Corp.	2.950%	3/10/52	250	160
	Union Pacific Corp.	4.950%	9/9/52	110	101
	Union Pacific Corp.	3.500%	2/14/53	600	427
	Union Pacific Corp.	5.600%	12/1/54	57	57
	Union Pacific Corp.	3.950%	8/15/59	100	74
	Union Pacific Corp.	3.839%	3/20/60	386	280
	Union Pacific Corp.	2.973%	9/16/62	325	190
	Union Pacific Corp.	3.799%	4/6/71	260	179
[3]	United Airlines Class A Series 2019-2 Pass Through Trust	2.700%	11/1/33	78	69
[3]	United Airlines Class A Series 2023-1 Pass Through Trust	5.800%	7/15/37	215	218
[3]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	1/7/30	121	115
[3]	United Airlines Class AA Series 2016-2 Pass Through Trust	2.875%	4/7/30	48	45
[3]	United Airlines Class AA Series 2019-1 Pass Through Trust	4.150%	2/25/33	132	126
	United Airlines Class AA Series 2024-1 Pass Through Trust	5.450%	8/15/38	397	398
[3]	United Airlines Class B Series 2020-1 Pass Through Trust	4.000%	10/11/27	48	48
[3]	United Airlines Pass Through Trust Class A Series 2020-1	5.875%	4/15/29	294	299
	United Parcel Service Inc.	2.400%	11/15/26	399	387
	United Parcel Service Inc.	3.400%	3/15/29	100	96
	United Parcel Service Inc.	2.500%	9/1/29	100	92
	United Parcel Service Inc.	4.875%	3/3/33	200	200
	United Parcel Service Inc.	5.150%	5/22/34	200	203
	United Parcel Service Inc.	6.200%	1/15/38	173	187
	United Parcel Service Inc.	5.200%	4/1/40	255	250
	United Parcel Service Inc.	4.875%	11/15/40	75	71
	United Parcel Service Inc.	3.625%	10/1/42	100	78
	United Parcel Service Inc.	4.250%	3/15/49	104	85
	United Parcel Service Inc.	3.400%	9/1/49	200	141
	United Parcel Service Inc.	5.300%	4/1/50	325	310
	United Parcel Service Inc.	5.050%	3/3/53	100	92
	United Parcel Service Inc.	5.600%	5/22/64	105	103
	Valmont Industries Inc.	5.000%	10/1/44	150	137
	Valmont Industries Inc.	5.250%	10/1/54	75	69
	Veralto Corp.	5.500%	9/18/26	125	127
	Veralto Corp.	5.350%	9/18/28	125	128
	Veralto Corp.	5.450%	9/18/33	125	127
	Vontier Corp.	1.800%	4/1/26	90	87
	Vontier Corp.	2.400%	4/1/28	85	79
	Vontier Corp.	2.950%	4/1/31	105	91
	Waste Connections Inc.	4.250%	12/1/28	51	51
	Waste Connections Inc.	3.500%	5/1/29	200	193
	Waste Connections Inc.	2.600%	2/1/30	139	127
	Waste Connections Inc.	3.200%	6/1/32	300	268
	Waste Connections Inc.	4.200%	1/15/33	132	125
	Waste Connections Inc.	3.050%	4/1/50	75	49
	Waste Connections Inc.	2.950%	1/15/52	200	127
	Waste Management Inc.	4.950%	7/3/27	200	203
	Waste Management Inc.	3.150%	11/15/27	125	122
	Waste Management Inc.	4.500%	3/15/28	200	201
	Waste Management Inc.	4.875%	2/15/29	200	203

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Waste Management Inc.	4.650%	3/15/30	400	402
	Waste Management Inc.	1.500%	3/15/31	200	168
	Waste Management Inc.	4.950%	7/3/31	175	178
	Waste Management Inc.	4.800%	3/15/32	350	350
	Waste Management Inc.	4.625%	2/15/33	88	87
	Waste Management Inc.	4.875%	2/15/34	200	200
	Waste Management Inc.	4.950%	3/15/35	200	199
	Waste Management Inc.	2.950%	6/1/41	200	149
	Waste Management Inc.	2.500%	11/15/50	200	119
	Waste Management Inc.	5.350%	10/15/54	115	112
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	175	175
	WW Grainger Inc.	4.600%	6/15/45	160	143
	WW Grainger Inc.	3.750%	5/15/46	75	59
	WW Grainger Inc.	4.200%	5/15/47	75	62
	Xylem Inc.	3.250%	11/1/26	100	98
	Xylem Inc.	1.950%	1/30/28	100	93
	Xylem Inc.	2.250%	1/30/31	100	87
	Xylem Inc.	4.375%	11/1/46	100	83
					85,224
Materials (0.7%)
	Air Products & Chemicals Inc.	4.600%	2/8/29	225	227
	Air Products & Chemicals Inc.	2.050%	5/15/30	200	177
	Air Products & Chemicals Inc.	4.850%	2/8/34	265	264
	Air Products & Chemicals Inc.	2.700%	5/15/40	200	146
	Air Products & Chemicals Inc.	2.800%	5/15/50	200	127
	Albemarle Corp.	5.450%	12/1/44	75	67
	Albemarle Corp.	5.650%	6/1/52	100	85
	Amcor Finance USA Inc.	5.625%	5/26/33	123	126
[5]	Amcor Flexibles North America Inc.	4.800%	3/17/28	104	105
[5]	Amcor Flexibles North America Inc.	5.100%	3/17/30	139	140
	Amcor Flexibles North America Inc.	2.630%	6/19/30	125	112
	Amcor Flexibles North America Inc.	2.690%	5/25/31	200	176
[5]	Amcor Flexibles North America Inc.	5.500%	3/17/35	87	87
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	200	188
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	200	184
	ArcelorMittal SA	6.550%	11/29/27	200	208
	ArcelorMittal SA	4.250%	7/16/29	100	98
	ArcelorMittal SA	6.800%	11/29/32	180	194
	ArcelorMittal SA	7.000%	10/15/39	100	109
	ArcelorMittal SA	6.750%	3/1/41	135	141
	ArcelorMittal SA	6.350%	6/17/54	85	85
	Avery Dennison Corp.	4.875%	12/6/28	75	75
	Avery Dennison Corp.	5.750%	3/15/33	190	194
	Barrick Gold Corp.	6.450%	10/15/35	75	81
	Barrick North America Finance LLC	5.700%	5/30/41	350	348
	Barrick North America Finance LLC	5.750%	5/1/43	150	150
	Berry Global Inc.	5.500%	4/15/28	540	551
	Berry Global Inc.	5.800%	6/15/31	200	209
	Berry Global Inc.	5.650%	1/15/34	495	501
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	200	202
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	200	204
	BHP Billiton Finance USA Ltd.	5.000%	2/21/30	102	104
	BHP Billiton Finance USA Ltd.	5.125%	2/21/32	66	67
	BHP Billiton Finance USA Ltd.	5.300%	2/21/35	115	116
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	440	410
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	140	138
	Cabot Corp.	4.000%	7/1/29	55	53
	Carlisle Cos. Inc.	3.750%	12/1/27	125	122
	Carlisle Cos. Inc.	2.750%	3/1/30	150	136
	Carlisle Cos. Inc.	2.200%	3/1/32	100	83
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	180
	CF Industries Inc.	5.150%	3/15/34	200	194
	CF Industries Inc.	4.950%	6/1/43	150	131
	CF Industries Inc.	5.375%	3/15/44	100	92
	CRH America Finance Inc.	5.400%	5/21/34	200	202
	CRH America Finance Inc.	5.500%	1/9/35	225	228
	CRH SMW Finance DAC	5.200%	5/21/29	200	203
	CRH SMW Finance DAC	5.125%	1/9/30	400	405
	Dow Chemical Co.	4.800%	11/30/28	225	226

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dow Chemical Co.	2.100%	11/15/30	280	242
Dow Chemical Co.	5.150%	2/15/34	175	173
Dow Chemical Co.	4.250%	10/1/34	106	97
Dow Chemical Co.	5.350%	3/15/35	99	98
Dow Chemical Co.	9.400%	5/15/39	203	272
Dow Chemical Co.	5.250%	11/15/41	100	92
Dow Chemical Co.	4.625%	10/1/44	200	167
Dow Chemical Co.	5.550%	11/30/48	100	93
Dow Chemical Co.	6.900%	5/15/53	150	164
Dow Chemical Co.	5.600%	2/15/54	360	334
Dow Chemical Co.	5.950%	3/15/55	110	106
DuPont de Nemours Inc.	4.725%	11/15/28	425	427
DuPont de Nemours Inc.	5.319%	11/15/38	182	188
DuPont de Nemours Inc.	5.419%	11/15/48	375	377
Eastman Chemical Co.	5.625%	2/20/34	100	101
Eastman Chemical Co.	4.800%	9/1/42	225	197
Eastman Chemical Co.	4.650%	10/15/44	150	127
Ecolab Inc.	2.700%	11/1/26	200	195
Ecolab Inc.	1.650%	2/1/27	100	95
Ecolab Inc.	3.250%	12/1/27	100	97
Ecolab Inc.	5.250%	1/15/28	200	206
Ecolab Inc.	1.300%	1/30/31	500	416
Ecolab Inc.	2.125%	2/1/32	100	85
Ecolab Inc.	2.700%	12/15/51	255	156
EIDP Inc.	4.500%	5/15/26	100	100
EIDP Inc.	2.300%	7/15/30	100	89
EIDP Inc.	4.800%	5/15/33	100	98
FMC Corp.	5.150%	5/18/26	100	100
FMC Corp.	3.200%	10/1/26	50	49
FMC Corp.	3.450%	10/1/29	100	92
FMC Corp.	5.650%	5/18/33	100	99
FMC Corp.	4.500%	10/1/49	100	75
Freeport-McMoRan Inc.	5.000%	9/1/27	200	200
Freeport-McMoRan Inc.	4.125%	3/1/28	100	98
Freeport-McMoRan Inc.	4.375%	8/1/28	100	99
Freeport-McMoRan Inc.	5.250%	9/1/29	100	101
Freeport-McMoRan Inc.	4.250%	3/1/30	100	97
Freeport-McMoRan Inc.	4.625%	8/1/30	200	196
Freeport-McMoRan Inc.	5.400%	11/14/34	100	100
Freeport-McMoRan Inc.	5.450%	3/15/43	300	282
Georgia-Pacific LLC	8.875%	5/15/31	125	152
Huntsman International LLC	4.500%	5/1/29	90	86
Huntsman International LLC	2.950%	6/15/31	100	85
International Flavors & Fragrances Inc.	4.450%	9/26/28	50	49
International Flavors & Fragrances Inc.	5.000%	9/26/48	225	192
International Paper Co.	5.000%	9/15/35	100	99
International Paper Co.	6.000%	11/15/41	100	102
International Paper Co.	4.800%	6/15/44	300	262
International Paper Co.	4.400%	8/15/47	200	163
Kinross Gold Corp.	4.500%	7/15/27	25	25
Kinross Gold Corp.	6.250%	7/15/33	100	105
Linde Inc.	1.100%	8/10/30	300	254
Linde Inc.	3.550%	11/7/42	50	40
LYB International Finance BV	5.250%	7/15/43	200	181
LYB International Finance III LLC	5.625%	5/15/33	52	53
LYB International Finance III LLC	5.500%	3/1/34	585	581
LYB International Finance III LLC	3.375%	10/1/40	200	148
LYB International Finance III LLC	4.200%	10/15/49	135	101
LYB International Finance III LLC	4.200%	5/1/50	50	37
LyondellBasell Industries NV	4.625%	2/26/55	380	299
Martin Marietta Materials Inc.	3.450%	6/1/27	50	49
Martin Marietta Materials Inc.	3.500%	12/15/27	100	97
Martin Marietta Materials Inc.	2.500%	3/15/30	100	90
Martin Marietta Materials Inc.	2.400%	7/15/31	150	130
Martin Marietta Materials Inc.	5.150%	12/1/34	50	50
Martin Marietta Materials Inc.	4.250%	12/15/47	175	142
Martin Marietta Materials Inc.	3.200%	7/15/51	220	144
Martin Marietta Materials Inc.	5.500%	12/1/54	50	47
Mosaic Co.	4.050%	11/15/27	200	197
Mosaic Co.	5.450%	11/15/33	100	100

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mosaic Co.	4.875%	11/15/41	50	45
	Mosaic Co.	5.625%	11/15/43	100	96
	Newmont Corp.	2.800%	10/1/29	150	139
	Newmont Corp.	2.250%	10/1/30	200	177
	Newmont Corp.	2.600%	7/15/32	100	86
	Newmont Corp.	5.875%	4/1/35	100	105
	Newmont Corp.	6.250%	10/1/39	225	242
	Newmont Corp.	4.875%	3/15/42	255	235
	Newmont Corp.	5.450%	6/9/44	150	146
	Newmont Corp. / Newcrest Finance Pty Ltd.	4.200%	5/13/50	100	81
	Nucor Corp.	3.950%	5/1/28	100	99
	Nucor Corp.	2.700%	6/1/30	100	91
	Nucor Corp.	3.125%	4/1/32	100	89
	Nucor Corp.	6.400%	12/1/37	100	110
	Nucor Corp.	2.979%	12/15/55	300	181
	Nutrien Ltd.	4.000%	12/15/26	50	50
	Nutrien Ltd.	5.200%	6/21/27	175	177
	Nutrien Ltd.	4.900%	3/27/28	200	202
	Nutrien Ltd.	5.250%	3/12/32	188	188
	Nutrien Ltd.	5.400%	6/21/34	200	200
	Nutrien Ltd.	4.125%	3/15/35	250	225
	Nutrien Ltd.	5.625%	12/1/40	275	273
	Nutrien Ltd.	6.125%	1/15/41	70	72
	Nutrien Ltd.	4.900%	6/1/43	50	45
	Nutrien Ltd.	5.250%	1/15/45	191	177
	Nutrien Ltd.	5.000%	4/1/49	100	89
	Nutrien Ltd.	3.950%	5/13/50	315	236
	Nutrien Ltd.	5.800%	3/27/53	135	133
	Owens Corning	3.400%	8/15/26	200	197
	Owens Corning	3.950%	8/15/29	100	97
	Owens Corning	3.875%	6/1/30	50	48
	Owens Corning	5.700%	6/15/34	200	205
	Owens Corning	4.300%	7/15/47	200	161
	Owens Corning	5.950%	6/15/54	125	125
	Packaging Corp. of America	3.400%	12/15/27	100	97
	Packaging Corp. of America	3.000%	12/15/29	140	130
	Packaging Corp. of America	4.050%	12/15/49	90	69
	Packaging Corp. of America	3.050%	10/1/51	100	64
	PPG Industries Inc.	2.550%	6/15/30	300	271
	Reliance Inc.	2.150%	8/15/30	100	87
	Rio Tinto Alcan Inc.	6.125%	12/15/33	225	241
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	81
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	350	213
	Rio Tinto Finance USA plc	4.500%	3/14/28	66	66
	Rio Tinto Finance USA plc	4.875%	3/14/30	118	119
	Rio Tinto Finance USA plc	5.000%	3/14/32	80	80
	Rio Tinto Finance USA plc	5.000%	3/9/33	200	201
	Rio Tinto Finance USA plc	5.250%	3/14/35	80	81
	Rio Tinto Finance USA plc	4.750%	3/22/42	150	136
	Rio Tinto Finance USA plc	4.125%	8/21/42	250	210
	Rio Tinto Finance USA plc	5.125%	3/9/53	300	277
	Rio Tinto Finance USA plc	5.750%	3/14/55	70	70
	Rio Tinto Finance USA plc	5.875%	3/14/65	56	57
	RPM International Inc.	3.750%	3/15/27	50	49
	RPM International Inc.	4.250%	1/15/48	200	168
	Sherwin-Williams Co.	3.450%	6/1/27	100	98
	Sherwin-Williams Co.	4.550%	3/1/28	100	100
	Sherwin-Williams Co.	2.300%	5/15/30	100	89
	Sherwin-Williams Co.	4.000%	12/15/42	100	81
	Sherwin-Williams Co.	4.550%	8/1/45	90	77
	Sherwin-Williams Co.	4.500%	6/1/47	300	254
	Sherwin-Williams Co.	3.300%	5/15/50	100	68
[5]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	200	203
[5]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	200	202
[5]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	200	195
[5]	Smurfit Westrock Financing DAC	5.418%	1/15/35	420	422
	Sonoco Products Co.	4.450%	9/1/26	50	50
	Sonoco Products Co.	2.250%	2/1/27	500	479
	Sonoco Products Co.	4.600%	9/1/29	125	123
	Sonoco Products Co.	3.125%	5/1/30	105	96

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sonoco Products Co.	5.000%	9/1/34	100	96
Sonoco Products Co.	5.750%	11/1/40	80	79
Southern Copper Corp.	7.500%	7/27/35	100	114
Southern Copper Corp.	6.750%	4/16/40	275	298
Southern Copper Corp.	5.250%	11/8/42	300	278
Southern Copper Corp.	5.875%	4/23/45	200	198
Steel Dynamics Inc.	3.450%	4/15/30	125	117
Steel Dynamics Inc.	3.250%	1/15/31	100	92
Steel Dynamics Inc.	5.375%	8/15/34	60	60
Steel Dynamics Inc.	3.250%	10/15/50	100	66
Suzano Austria GmbH	6.000%	1/15/29	400	408
Suzano Austria GmbH	5.000%	1/15/30	200	196
Suzano Austria GmbH	3.750%	1/15/31	200	181
Suzano Austria GmbH	3.125%	1/15/32	125	106
Vale Overseas Ltd.	3.750%	7/8/30	100	93
Vale Overseas Ltd.	6.125%	6/12/33	200	205
Vale Overseas Ltd.	8.250%	1/17/34	50	60
Vale Overseas Ltd.	6.875%	11/21/36	194	210
Vale Overseas Ltd.	6.875%	11/10/39	325	352
Vale Overseas Ltd.	6.400%	6/28/54	373	371
Vale SA	5.625%	9/11/42	75	73
Vulcan Materials Co.	4.950%	12/1/29	50	50
Vulcan Materials Co.	3.500%	6/1/30	150	141
Vulcan Materials Co.	5.350%	12/1/34	150	151
Vulcan Materials Co.	4.500%	6/15/47	125	105
Vulcan Materials Co.	5.700%	12/1/54	200	195
Westlake Corp.	3.600%	8/15/26	100	99
Westlake Corp.	3.375%	6/15/30	100	93
Westlake Corp.	5.000%	8/15/46	200	176
Westlake Corp.	3.125%	8/15/51	100	62
Westlake Corp.	3.375%	8/15/61	100	60
WestRock MWV LLC	7.950%	2/15/31	250	287
WRKCo Inc.	3.375%	9/15/27	250	243
WRKCo Inc.	4.900%	3/15/29	200	201
WRKCo Inc.	3.000%	6/15/33	100	86
Yamana Gold Inc.	2.630%	8/15/31	100	86
				34,905
Real Estate (1.0%)
Agree LP	5.625%	6/15/34	143	145
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	200	183
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	150	137
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	500	393
Alexandria Real Estate Equities Inc.	5.500%	10/1/35	100	100
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	125	93
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	308
Alexandria Real Estate Equities Inc.	3.550%	3/15/52	200	137
Alexandria Real Estate Equities Inc.	5.625%	5/15/54	100	95
American Assets Trust LP	6.150%	10/1/34	100	100
American Homes 4 Rent LP	2.375%	7/15/31	200	172
American Homes 4 Rent LP	5.500%	2/1/34	100	100
American Homes 4 Rent LP	5.500%	7/15/34	100	100
American Homes 4 Rent LP	5.250%	3/15/35	100	98
American Homes 4 Rent LP	3.375%	7/15/51	200	132
American Tower Corp.	1.600%	4/15/26	200	194
American Tower Corp.	1.450%	9/15/26	200	191
American Tower Corp.	3.375%	10/15/26	200	196
American Tower Corp.	2.750%	1/15/27	500	484
American Tower Corp.	3.125%	1/15/27	125	122
American Tower Corp.	3.650%	3/15/27	200	197
American Tower Corp.	1.500%	1/31/28	500	459
American Tower Corp.	3.950%	3/15/29	140	136
American Tower Corp.	3.800%	8/15/29	475	456
American Tower Corp.	2.900%	1/15/30	145	133
American Tower Corp.	5.000%	1/31/30	75	76
American Tower Corp.	4.900%	3/15/30	61	61
American Tower Corp.	2.100%	6/15/30	150	131
American Tower Corp.	2.700%	4/15/31	200	177
American Tower Corp.	2.300%	9/15/31	200	171
American Tower Corp.	4.050%	3/15/32	200	188

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Tower Corp.	5.400%	1/31/35	200	202
	American Tower Corp.	3.700%	10/15/49	200	145
	American Tower Corp.	3.100%	6/15/50	250	163
	American Tower Corp.	2.950%	1/15/51	200	126
[1]	Americold Realty Operating Partnership LP	5.600%	5/15/32	80	80
	Americold Realty Operating Partnership LP	5.409%	9/12/34	60	59
	AvalonBay Communities Inc.	2.950%	5/11/26	150	147
	AvalonBay Communities Inc.	2.900%	10/15/26	50	49
	AvalonBay Communities Inc.	3.200%	1/15/28	75	73
	AvalonBay Communities Inc.	2.050%	1/15/32	300	254
	AvalonBay Communities Inc.	5.000%	2/15/33	50	50
	AvalonBay Communities Inc.	5.350%	6/1/34	100	101
	AvalonBay Communities Inc.	3.900%	10/15/46	60	47
	AvalonBay Communities Inc.	4.350%	4/15/48	60	50
	Boston Properties LP	2.750%	10/1/26	50	48
	Boston Properties LP	3.400%	6/21/29	400	374
	Boston Properties LP	2.900%	3/15/30	400	360
	Boston Properties LP	2.450%	10/1/33	400	313
	Boston Properties LP	6.500%	1/15/34	50	53
	Brixmor Operating Partnership LP	4.125%	6/15/26	200	199
	Brixmor Operating Partnership LP	3.900%	3/15/27	75	74
	Brixmor Operating Partnership LP	4.125%	5/15/29	533	517
	Brixmor Operating Partnership LP	4.050%	7/1/30	250	239
	Camden Property Trust	3.150%	7/1/29	50	47
	Camden Property Trust	2.800%	5/15/30	265	242
	Camden Property Trust	3.350%	11/1/49	120	85
	CBRE Services Inc.	5.500%	4/1/29	75	77
	CBRE Services Inc.	2.500%	4/1/31	200	174
	CBRE Services Inc.	5.950%	8/15/34	200	209
	COPT Defense Properties LP	2.000%	1/15/29	102	91
	COPT Defense Properties LP	2.900%	12/1/33	200	162
	Cousins Properties LP	5.375%	2/15/32	100	99
	Cousins Properties LP	5.875%	10/1/34	100	101
	Crown Castle Inc.	3.700%	6/15/26	175	173
	Crown Castle Inc.	2.900%	3/15/27	200	193
	Crown Castle Inc.	3.650%	9/1/27	325	317
	Crown Castle Inc.	3.800%	2/15/28	425	413
	Crown Castle Inc.	4.800%	9/1/28	200	200
	Crown Castle Inc.	3.100%	11/15/29	100	92
	Crown Castle Inc.	3.300%	7/1/30	115	106
	Crown Castle Inc.	2.250%	1/15/31	200	171
	Crown Castle Inc.	2.500%	7/15/31	700	598
	Crown Castle Inc.	5.800%	3/1/34	100	102
	Crown Castle Inc.	5.200%	9/1/34	350	342
	Crown Castle Inc.	2.900%	4/1/41	215	151
	Crown Castle Inc.	4.750%	5/15/47	95	81
	Crown Castle Inc.	5.200%	2/15/49	75	67
	Crown Castle Inc.	4.150%	7/1/50	100	76
	CubeSmart LP	3.125%	9/1/26	100	98
	CubeSmart LP	2.250%	12/15/28	200	183
	CubeSmart LP	4.375%	2/15/29	50	49
	CubeSmart LP	2.000%	2/15/31	75	64
	CubeSmart LP	2.500%	2/15/32	200	169
	Digital Realty Trust LP	4.450%	7/15/28	370	367
	Digital Realty Trust LP	3.600%	7/1/29	175	167
	DOC DR LLC	4.300%	3/15/27	100	99
	DOC DR LLC	3.950%	1/15/28	100	98
	DOC DR LLC	2.625%	11/1/31	500	433
	EPR Properties	4.500%	6/1/27	141	139
	EPR Properties	3.600%	11/15/31	175	156
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/34	250	255
	Equinix Inc.	1.450%	5/15/26	200	193
	Equinix Inc.	2.900%	11/18/26	100	97
	Equinix Inc.	1.800%	7/15/27	100	94
	Equinix Inc.	1.550%	3/15/28	500	459
	Equinix Inc.	3.200%	11/18/29	450	421
	Equinix Inc.	2.150%	7/15/30	250	219
	Equinix Inc.	2.500%	5/15/31	200	174
	Equinix Inc.	3.000%	7/15/50	100	63
	ERP Operating LP	2.850%	11/1/26	50	49

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
ERP Operating LP	3.500%	3/1/28	100	97
ERP Operating LP	4.150%	12/1/28	70	69
ERP Operating LP	3.000%	7/1/29	75	70
ERP Operating LP	2.500%	2/15/30	150	136
ERP Operating LP	4.650%	9/15/34	200	192
ERP Operating LP	4.500%	7/1/44	150	130
ERP Operating LP	4.500%	6/1/45	25	21
ERP Operating LP	4.000%	8/1/47	100	79
Essex Portfolio LP	3.375%	4/15/26	345	341
Essex Portfolio LP	3.625%	5/1/27	100	98
Essex Portfolio LP	4.000%	3/1/29	100	97
Essex Portfolio LP	3.000%	1/15/30	110	101
Essex Portfolio LP	2.650%	3/15/32	105	90
Essex Portfolio LP	5.500%	4/1/34	100	101
Essex Portfolio LP	4.500%	3/15/48	120	101
Extra Space Storage LP	3.500%	7/1/26	125	123
Extra Space Storage LP	3.875%	12/15/27	150	147
Extra Space Storage LP	5.700%	4/1/28	200	205
Extra Space Storage LP	4.000%	6/15/29	25	24
Extra Space Storage LP	5.500%	7/1/30	400	410
Extra Space Storage LP	5.900%	1/15/31	100	104
Extra Space Storage LP	2.400%	10/15/31	200	170
Extra Space Storage LP	2.350%	3/15/32	100	84
Extra Space Storage LP	5.400%	2/1/34	100	100
Extra Space Storage LP	5.350%	1/15/35	100	99
Extra Space Storage LP	5.400%	6/15/35	65	65
Federal Realty OP LP	3.250%	7/15/27	50	48
Federal Realty OP LP	3.200%	6/15/29	100	94
Federal Realty OP LP	4.500%	12/1/44	150	127
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	175	175
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	25	25
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	275	276
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	175	165
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/31	200	187
GLP Capital LP / GLP Financing II Inc.	5.625%	9/15/34	200	197
GLP Capital LP / GLP Financing II Inc.	6.250%	9/15/54	100	98
Healthcare Realty Holdings LP	3.500%	8/1/26	130	128
Healthcare Realty Holdings LP	2.000%	3/15/31	250	210
Healthpeak OP LLC	3.250%	7/15/26	25	25
Healthpeak OP LLC	3.500%	7/15/29	180	171
Healthpeak OP LLC	3.000%	1/15/30	200	184
Healthpeak OP LLC	5.375%	2/15/35	79	79
Healthpeak OP LLC	6.750%	2/1/41	100	110
Highwoods Realty LP	2.600%	2/1/31	250	212
Highwoods Realty LP	7.650%	2/1/34	225	251
Host Hotels & Resorts LP	3.500%	9/15/30	100	92
Host Hotels & Resorts LP	2.900%	12/15/31	275	238
Host Hotels & Resorts LP	5.700%	7/1/34	100	100
Host Hotels & Resorts LP	5.500%	4/15/35	120	117
Invitation Homes Operating Partnership LP	2.300%	11/15/28	200	183
Invitation Homes Operating Partnership LP	5.450%	8/15/30	32	33
Invitation Homes Operating Partnership LP	5.500%	8/15/33	80	80
Invitation Homes Operating Partnership LP	2.700%	1/15/34	150	122
Jones Lang LaSalle Inc.	6.875%	12/1/28	100	106
Kilroy Realty LP	4.750%	12/15/28	50	49
Kilroy Realty LP	4.250%	8/15/29	104	99
Kilroy Realty LP	3.050%	2/15/30	200	178
Kilroy Realty LP	2.650%	11/15/33	175	136
Kimco Realty OP LLC	2.800%	10/1/26	125	122
Kimco Realty OP LLC	3.800%	4/1/27	75	74
Kimco Realty OP LLC	1.900%	3/1/28	500	465
Kimco Realty OP LLC	2.700%	10/1/30	100	90
Kimco Realty OP LLC	3.200%	4/1/32	200	178
Kimco Realty OP LLC	4.600%	2/1/33	200	193
Kimco Realty OP LLC	6.400%	3/1/34	100	107
Kimco Realty OP LLC	4.850%	3/1/35	100	96
Kimco Realty OP LLC	4.125%	12/1/46	50	39
Kimco Realty OP LLC	4.450%	9/1/47	50	41
Kite Realty Group LP	4.000%	10/1/26	200	198
Kite Realty Group LP	4.950%	12/15/31	50	49

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kite Realty Group LP	5.500%	3/1/34	100	100
LXP Industrial Trust	2.375%	10/1/31	200	167
Mid-America Apartments LP	3.600%	6/1/27	250	246
Mid-America Apartments LP	3.950%	3/15/29	100	97
Mid-America Apartments LP	2.750%	3/15/30	150	137
Mid-America Apartments LP	1.700%	2/15/31	150	126
Mid-America Apartments LP	5.300%	2/15/32	50	51
Mid-America Apartments LP	4.950%	3/1/35	100	98
NNN REIT Inc.	3.500%	10/15/27	350	340
NNN REIT Inc.	4.300%	10/15/28	25	25
NNN REIT Inc.	2.500%	4/15/30	75	67
NNN REIT Inc.	5.600%	10/15/33	150	152
NNN REIT Inc.	4.800%	10/15/48	50	42
NNN REIT Inc.	3.100%	4/15/50	50	31
NNN REIT Inc.	3.000%	4/15/52	175	106
Omega Healthcare Investors Inc.	3.625%	10/1/29	250	234
Omega Healthcare Investors Inc.	3.375%	2/1/31	250	225
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	250	215
Piedmont Operating Partnership LP	9.250%	7/20/28	100	110
Prologis LP	3.250%	6/30/26	175	173
Prologis LP	2.125%	4/15/27	105	100
Prologis LP	3.375%	12/15/27	160	156
Prologis LP	3.875%	9/15/28	100	98
Prologis LP	2.250%	4/15/30	155	138
Prologis LP	1.750%	7/1/30	200	172
Prologis LP	1.250%	10/15/30	350	293
Prologis LP	2.250%	1/15/32	100	85
Prologis LP	4.750%	6/15/33	100	98
Prologis LP	5.125%	1/15/34	127	127
Prologis LP	5.000%	3/15/34	272	270
Prologis LP	5.000%	1/31/35	125	124
Prologis LP	4.375%	9/15/48	75	63
Prologis LP	3.000%	4/15/50	140	91
Prologis LP	2.125%	10/15/50	100	53
Prologis LP	5.250%	6/15/53	200	189
Prologis LP	5.250%	3/15/54	100	95
Public Storage Operating Co.	1.500%	11/9/26	225	215
Public Storage Operating Co.	3.094%	9/15/27	100	97
Public Storage Operating Co.	1.950%	11/9/28	225	206
Public Storage Operating Co.	5.125%	1/15/29	100	102
Public Storage Operating Co.	3.385%	5/1/29	100	96
Public Storage Operating Co.	2.250%	11/9/31	225	193
Public Storage Operating Co.	5.350%	8/1/53	120	115
Realty Income Corp.	4.125%	10/15/26	125	124
Realty Income Corp.	3.000%	1/15/27	150	146
Realty Income Corp.	3.200%	1/15/27	80	78
Realty Income Corp.	3.950%	8/15/27	450	445
Realty Income Corp.	3.650%	1/15/28	190	186
Realty Income Corp.	2.100%	3/15/28	300	280
Realty Income Corp.	4.750%	2/15/29	100	100
Realty Income Corp.	4.000%	7/15/29	60	58
Realty Income Corp.	3.100%	12/15/29	150	140
Realty Income Corp.	3.400%	1/15/30	80	75
Realty Income Corp.	2.850%	12/15/32	50	43
Realty Income Corp.	1.800%	3/15/33	500	391
Realty Income Corp.	5.125%	2/15/34	250	248
Realty Income Corp.	4.650%	3/15/47	175	151
Realty Income Corp.	5.375%	9/1/54	50	48
Regency Centers LP	3.600%	2/1/27	25	25
Regency Centers LP	4.125%	3/15/28	75	74
Regency Centers LP	2.950%	9/15/29	100	93
Regency Centers LP	5.250%	1/15/34	100	100
Regency Centers LP	5.100%	1/15/35	100	99
Regency Centers LP	4.400%	2/1/47	200	166
Rexford Industrial Realty LP	2.150%	9/1/31	200	167
Sabra Health Care LP	5.125%	8/15/26	25	25
Sabra Health Care LP	3.900%	10/15/29	150	141
Sabra Health Care LP	3.200%	12/1/31	150	130
Safehold GL Holdings LLC	2.850%	1/15/32	200	172
Safehold GL Holdings LLC	5.650%	1/15/35	70	69

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	1.375%	1/15/27	500	474
	Simon Property Group LP	1.750%	2/1/28	250	232
	Simon Property Group LP	2.650%	7/15/30	200	181
	Simon Property Group LP	2.200%	2/1/31	250	217
	Simon Property Group LP	2.250%	1/15/32	500	423
	Simon Property Group LP	2.650%	2/1/32	100	86
	Simon Property Group LP	6.250%	1/15/34	85	91
	Simon Property Group LP	4.750%	9/26/34	175	168
	Simon Property Group LP	4.250%	11/30/46	100	82
	Simon Property Group LP	3.250%	9/13/49	300	202
	Simon Property Group LP	3.800%	7/15/50	200	148
	Simon Property Group LP	5.850%	3/8/53	89	90
	Simon Property Group LP	6.650%	1/15/54	85	95
	Store Capital LLC	4.500%	3/15/28	75	74
	Store Capital LLC	4.625%	3/15/29	100	98
[5]	Store Capital LLC	5.400%	4/30/30	65	65
	Sun Communities Operating LP	2.300%	11/1/28	200	185
	Sun Communities Operating LP	5.500%	1/15/29	100	102
	Sun Communities Operating LP	4.200%	4/15/32	200	187
	Tanger Properties LP	3.125%	9/1/26	175	171
	Tanger Properties LP	3.875%	7/15/27	50	49
	UDR Inc.	2.950%	9/1/26	150	147
	UDR Inc.	3.500%	7/1/27	150	146
	UDR Inc.	3.500%	1/15/28	250	242
	UDR Inc.	3.200%	1/15/30	60	56
	UDR Inc.	3.000%	8/15/31	65	58
	UDR Inc.	1.900%	3/15/33	200	156
	UDR Inc.	3.100%	11/1/34	65	54
	Ventas Realty LP	3.250%	10/15/26	75	74
	Ventas Realty LP	3.850%	4/1/27	50	49
	Ventas Realty LP	4.000%	3/1/28	125	123
	Ventas Realty LP	3.000%	1/15/30	100	92
	Ventas Realty LP	4.750%	11/15/30	200	199
	Ventas Realty LP	5.625%	7/1/34	52	53
	Ventas Realty LP	5.000%	1/15/35	200	193
	Ventas Realty LP	4.875%	4/15/49	80	70
	VICI Properties LP	4.750%	2/15/28	200	200
	VICI Properties LP	4.950%	2/15/30	200	198
	VICI Properties LP	5.125%	11/15/31	250	247
	VICI Properties LP	5.125%	5/15/32	200	196
	VICI Properties LP	5.750%	4/1/34	100	101
[1]	VICI Properties LP	5.625%	4/1/35	201	200
	VICI Properties LP	5.625%	5/15/52	225	206
	Welltower OP LLC	4.250%	4/1/26	150	150
	Welltower OP LLC	4.250%	4/15/28	175	173
	Welltower OP LLC	4.125%	3/15/29	250	245
	Welltower OP LLC	2.750%	1/15/31	250	223
	Welltower OP LLC	2.750%	1/15/32	300	261
	Welltower OP LLC	6.500%	3/15/41	25	27
	Welltower OP LLC	4.950%	9/1/48	75	68
	Weyerhaeuser Co.	4.750%	5/15/26	51	51
	Weyerhaeuser Co.	4.000%	11/15/29	150	145
	Weyerhaeuser Co.	4.000%	4/15/30	200	193
	Weyerhaeuser Co.	7.375%	3/15/32	29	33
	Weyerhaeuser Co.	3.375%	3/9/33	200	176
	WP Carey Inc.	4.250%	10/1/26	75	75
	WP Carey Inc.	2.250%	4/1/33	200	161
					45,157
Technology (1.9%)
	Accenture Capital Inc.	3.900%	10/4/27	175	174
	Accenture Capital Inc.	4.050%	10/4/29	150	148
	Accenture Capital Inc.	4.250%	10/4/31	350	344
	Accenture Capital Inc.	4.500%	10/4/34	300	290
	Adobe Inc.	2.150%	2/1/27	180	174
	Adobe Inc.	4.750%	1/17/28	125	127
	Adobe Inc.	4.950%	1/17/30	175	179
	Adobe Inc.	2.300%	2/1/30	225	204
	Adobe Inc.	5.300%	1/17/35	100	103
	Advanced Micro Devices Inc.	4.319%	3/24/28	100	101

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amdocs Ltd.	2.538%	6/15/30	200	178
	Analog Devices Inc.	3.500%	12/5/26	200	197
	Analog Devices Inc.	3.450%	6/15/27	100	98
	Analog Devices Inc.	1.700%	10/1/28	200	183
	Analog Devices Inc.	2.800%	10/1/41	200	145
	Analog Devices Inc.	2.950%	10/1/51	400	260
	Apple Inc.	2.450%	8/4/26	450	440
	Apple Inc.	3.350%	2/9/27	50	49
	Apple Inc.	3.200%	5/11/27	775	762
	Apple Inc.	2.900%	9/12/27	555	540
	Apple Inc.	1.200%	2/8/28	500	461
	Apple Inc.	4.000%	5/10/28	200	200
	Apple Inc.	1.400%	8/5/28	350	320
	Apple Inc.	2.200%	9/11/29	430	395
	Apple Inc.	4.150%	5/10/30	88	88
	Apple Inc.	1.250%	8/20/30	500	428
	Apple Inc.	1.650%	2/8/31	500	432
	Apple Inc.	1.700%	8/5/31	200	171
	Apple Inc.	3.350%	8/8/32	200	187
	Apple Inc.	4.500%	2/23/36	121	120
	Apple Inc.	2.375%	2/8/41	635	444
	Apple Inc.	3.850%	5/4/43	450	377
	Apple Inc.	4.450%	5/6/44	200	185
	Apple Inc.	3.450%	2/9/45	825	640
	Apple Inc.	4.375%	5/13/45	400	355
	Apple Inc.	4.650%	2/23/46	1,110	1,023
	Apple Inc.	3.850%	8/4/46	375	305
	Apple Inc.	3.750%	11/13/47	450	357
	Apple Inc.	2.650%	5/11/50	515	324
	Apple Inc.	2.400%	8/20/50	75	45
	Apple Inc.	2.650%	2/8/51	794	497
	Apple Inc.	2.700%	8/5/51	75	47
	Apple Inc.	2.550%	8/20/60	300	177
	Apple Inc.	2.800%	2/8/61	600	361
	Apple Inc.	2.850%	8/5/61	275	167
	Applied Materials Inc.	3.300%	4/1/27	225	221
	Applied Materials Inc.	1.750%	6/1/30	200	175
	Applied Materials Inc.	5.100%	10/1/35	100	102
	Applied Materials Inc.	5.850%	6/15/41	125	131
	Applied Materials Inc.	4.350%	4/1/47	175	150
	Applied Materials Inc.	2.750%	6/1/50	200	126
	Arrow Electronics Inc.	3.875%	1/12/28	100	97
	Arrow Electronics Inc.	5.875%	4/10/34	200	202
	Atlassian Corp.	5.500%	5/15/34	200	203
	Autodesk Inc.	3.500%	6/15/27	75	74
	Autodesk Inc.	2.850%	1/15/30	75	69
	Autodesk Inc.	2.400%	12/15/31	200	171
	Avnet Inc.	4.625%	4/15/26	100	100
	Avnet Inc.	6.250%	3/15/28	100	103
	Booz Allen Hamilton Inc.	5.950%	8/4/33	150	150
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	725	717
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	150	146
	Broadcom Inc.	5.050%	7/12/27	167	169
[5]	Broadcom Inc.	1.950%	2/15/28	157	146
	Broadcom Inc.	4.150%	2/15/28	100	99
	Broadcom Inc.	4.800%	4/15/28	300	302
	Broadcom Inc.	4.110%	9/15/28	428	422
[5]	Broadcom Inc.	4.000%	4/15/29	200	195
	Broadcom Inc.	4.750%	4/15/29	965	969
	Broadcom Inc.	5.050%	7/12/29	170	172
	Broadcom Inc.	4.350%	2/15/30	200	197
	Broadcom Inc.	5.000%	4/15/30	200	202
	Broadcom Inc.	5.050%	4/15/30	700	709
	Broadcom Inc.	4.150%	11/15/30	600	581
[5]	Broadcom Inc.	2.450%	2/15/31	750	659
	Broadcom Inc.	5.150%	11/15/31	83	84
	Broadcom Inc.	4.550%	2/15/32	500	488
	Broadcom Inc.	5.200%	4/15/32	250	254
	Broadcom Inc.	4.300%	11/15/32	400	381
[5]	Broadcom Inc.	2.600%	2/15/33	50	42

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Broadcom Inc.	3.419%	4/15/33	152	135
[5]	Broadcom Inc.	3.469%	4/15/34	436	384
[5]	Broadcom Inc.	3.187%	11/15/36	50	41
[5]	Broadcom Inc.	4.926%	5/15/37	550	530
[5]	Broadcom Inc.	3.500%	2/15/41	670	525
[5]	Broadcom Inc.	3.750%	2/15/51	500	374
	Cadence Design Systems Inc.	4.200%	9/10/27	100	100
	Cadence Design Systems Inc.	4.300%	9/10/29	250	248
	Cadence Design Systems Inc.	4.700%	9/10/34	400	390
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	100	98
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	100	94
	CDW LLC / CDW Finance Corp.	5.100%	3/1/30	110	110
	CDW LLC / CDW Finance Corp.	5.550%	8/22/34	110	109
	CGI Inc.	1.450%	9/14/26	176	168
[5]	CGI Inc.	4.950%	3/14/30	200	200
	CGI Inc.	2.300%	9/14/31	100	85
	Cisco Systems Inc.	2.500%	9/20/26	225	220
	Cisco Systems Inc.	4.800%	2/26/27	350	354
	Cisco Systems Inc.	4.550%	2/24/28	138	139
	Cisco Systems Inc.	4.850%	2/26/29	1,550	1,577
	Cisco Systems Inc.	4.750%	2/24/30	202	205
	Cisco Systems Inc.	4.950%	2/26/31	642	654
	Cisco Systems Inc.	4.950%	2/24/32	415	420
	Cisco Systems Inc.	5.050%	2/26/34	713	722
	Cisco Systems Inc.	5.100%	2/24/35	213	216
	Cisco Systems Inc.	5.900%	2/15/39	400	429
	Cisco Systems Inc.	5.300%	2/26/54	300	294
	Cisco Systems Inc.	5.500%	2/24/55	148	149
	Cisco Systems Inc.	5.350%	2/26/64	200	194
	Concentrix Corp.	6.600%	8/2/28	136	142
	Corning Inc.	5.750%	8/15/40	195	197
	Corning Inc.	3.900%	11/15/49	100	76
	Corning Inc.	4.375%	11/15/57	300	238
	Corning Inc.	5.450%	11/15/79	200	182
	Dell Inc.	7.100%	4/15/28	30	32
	Dell Inc.	6.500%	4/15/38	100	106
	Dell International LLC / EMC Corp.	6.020%	6/15/26	695	704
	Dell International LLC / EMC Corp.	4.900%	10/1/26	250	251
	Dell International LLC / EMC Corp.	6.100%	7/15/27	100	103
	Dell International LLC / EMC Corp.	5.250%	2/1/28	200	204
[1]	Dell International LLC / EMC Corp.	4.750%	4/1/28	121	121
	Dell International LLC / EMC Corp.	5.300%	10/1/29	30	31
	Dell International LLC / EMC Corp.	4.350%	2/1/30	100	98
[1]	Dell International LLC / EMC Corp.	5.000%	4/1/30	59	59
	Dell International LLC / EMC Corp.	6.200%	7/15/30	62	66
[1]	Dell International LLC / EMC Corp.	5.300%	4/1/32	317	319
	Dell International LLC / EMC Corp.	5.750%	2/1/33	50	52
	Dell International LLC / EMC Corp.	4.850%	2/1/35	498	475
[1]	Dell International LLC / EMC Corp.	5.500%	4/1/35	209	209
	Dell International LLC / EMC Corp.	8.100%	7/15/36	173	206
	Dell International LLC / EMC Corp.	3.375%	12/15/41	200	147
	Dell International LLC / EMC Corp.	8.350%	7/15/46	105	132
	Dell International LLC / EMC Corp.	3.450%	12/15/51	300	202
	DXC Technology Co.	1.800%	9/15/26	200	192
	DXC Technology Co.	2.375%	9/15/28	200	182
	Flex Ltd.	4.875%	6/15/29	150	149
	Flex Ltd.	5.250%	1/15/32	200	199
	Genpact Luxembourg Sarl / Genpact USA Inc.	6.000%	6/4/29	50	52
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	150	146
	Hewlett Packard Enterprise Co.	4.450%	9/25/26	200	200
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	100	100
	Hewlett Packard Enterprise Co.	5.250%	7/1/28	200	204
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	275	272
	Hewlett Packard Enterprise Co.	4.850%	10/15/31	150	148
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	700	682
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	157	161
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	300	285
	HP Inc.	1.450%	6/17/26	200	193
	HP Inc.	3.000%	6/17/27	350	338
	HP Inc.	4.750%	1/15/28	200	201

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
HP Inc.	4.000%	4/15/29	100	97
HP Inc.	3.400%	6/17/30	500	465
HP Inc.	2.650%	6/17/31	200	174
HP Inc.	4.200%	4/15/32	64	60
HP Inc.	5.500%	1/15/33	64	65
HP Inc.	6.000%	9/15/41	200	202
IBM International Capital Pte. Ltd.	5.300%	2/5/54	130	121
Intel Corp.	2.600%	5/19/26	210	205
Intel Corp.	3.750%	8/5/27	200	196
Intel Corp.	4.875%	2/10/28	310	312
Intel Corp.	1.600%	8/12/28	200	181
Intel Corp.	2.450%	11/15/29	625	561
Intel Corp.	3.900%	3/25/30	345	329
Intel Corp.	2.000%	8/12/31	200	167
Intel Corp.	4.150%	8/5/32	200	185
Intel Corp.	4.000%	12/15/32	150	138
Intel Corp.	5.200%	2/10/33	396	391
Intel Corp.	4.600%	3/25/40	100	87
Intel Corp.	2.800%	8/12/41	200	133
Intel Corp.	4.800%	10/1/41	162	139
Intel Corp.	4.250%	12/15/42	150	119
Intel Corp.	4.900%	7/29/45	150	127
Intel Corp.	4.100%	5/19/46	250	186
Intel Corp.	4.100%	5/11/47	200	148
Intel Corp.	3.734%	12/8/47	500	349
Intel Corp.	3.250%	11/15/49	300	188
Intel Corp.	4.750%	3/25/50	400	322
Intel Corp.	3.050%	8/12/51	250	147
Intel Corp.	5.700%	2/10/53	481	442
Intel Corp.	5.600%	2/21/54	200	181
Intel Corp.	3.100%	2/15/60	300	166
Intel Corp.	3.200%	8/12/61	200	113
Intel Corp.	5.050%	8/5/62	300	244
Intel Corp.	5.900%	2/10/63	200	187
International Business Machines Corp.	3.300%	5/15/26	700	692
International Business Machines Corp.	1.700%	5/15/27	265	251
International Business Machines Corp.	6.220%	8/1/27	75	78
International Business Machines Corp.	6.500%	1/15/28	75	79
International Business Machines Corp.	4.500%	2/6/28	300	302
International Business Machines Corp.	3.500%	5/15/29	450	432
International Business Machines Corp.	1.950%	5/15/30	500	439
International Business Machines Corp.	4.750%	2/6/33	200	198
International Business Machines Corp.	5.200%	2/10/35	200	201
International Business Machines Corp.	4.000%	6/20/42	358	295
International Business Machines Corp.	4.250%	5/15/49	700	570
International Business Machines Corp.	2.950%	5/15/50	165	105
International Business Machines Corp.	5.100%	2/6/53	400	366
Intuit Inc.	1.350%	7/15/27	100	94
Intuit Inc.	1.650%	7/15/30	100	87
Intuit Inc.	5.200%	9/15/33	200	204
Intuit Inc.	5.500%	9/15/53	275	273
Jabil Inc.	3.950%	1/12/28	100	98
Jabil Inc.	3.600%	1/15/30	100	94
Jabil Inc.	3.000%	1/15/31	150	134
Juniper Networks Inc.	3.750%	8/15/29	200	192
Juniper Networks Inc.	5.950%	3/15/41	25	25
KLA Corp.	4.100%	3/15/29	150	148
KLA Corp.	4.650%	7/15/32	200	198
KLA Corp.	5.000%	3/15/49	75	70
KLA Corp.	3.300%	3/1/50	150	104
KLA Corp.	4.950%	7/15/52	200	183
KLA Corp.	5.250%	7/15/62	200	188
Kyndryl Holdings Inc.	2.050%	10/15/26	100	96
Kyndryl Holdings Inc.	2.700%	10/15/28	100	93
Kyndryl Holdings Inc.	3.150%	10/15/31	100	88
Kyndryl Holdings Inc.	4.100%	10/15/41	100	78
Lam Research Corp.	4.000%	3/15/29	150	148
Lam Research Corp.	1.900%	6/15/30	295	259
Lam Research Corp.	4.875%	3/15/49	125	114
Lam Research Corp.	2.875%	6/15/50	150	96

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lam Research Corp.	3.125%	6/15/60	100	63
Leidos Inc.	2.300%	2/15/31	200	172
Leidos Inc.	5.750%	3/15/33	82	84
Leidos Inc.	5.500%	3/15/35	91	91
Marvell Technology Inc.	2.450%	4/15/28	100	94
Marvell Technology Inc.	4.875%	6/22/28	100	100
Marvell Technology Inc.	2.950%	4/15/31	50	45
Microchip Technology Inc.	4.900%	3/15/28	150	150
Microchip Technology Inc.	5.050%	3/15/29	650	655
Microchip Technology Inc.	5.050%	2/15/30	125	125
Micron Technology Inc.	4.185%	2/15/27	200	198
Micron Technology Inc.	5.375%	4/15/28	200	203
Micron Technology Inc.	5.327%	2/6/29	150	152
Micron Technology Inc.	6.750%	11/1/29	225	241
Micron Technology Inc.	4.663%	2/15/30	100	99
Micron Technology Inc.	5.300%	1/15/31	150	152
Micron Technology Inc.	5.875%	2/9/33	235	243
Micron Technology Inc.	5.800%	1/15/35	150	154
Micron Technology Inc.	3.366%	11/1/41	100	74
Micron Technology Inc.	3.477%	11/1/51	100	68
Microsoft Corp.	2.400%	8/8/26	805	787
Microsoft Corp.	3.400%	9/15/26	160	158
Microsoft Corp.	3.300%	2/6/27	675	666
Microsoft Corp.	1.350%	9/15/30	150	130
Microsoft Corp.	3.500%	2/12/35	325	299
Microsoft Corp.	4.200%	11/3/35	350	342
Microsoft Corp.	3.450%	8/8/36	675	602
Microsoft Corp.	4.100%	2/6/37	250	237
Microsoft Corp.	3.700%	8/8/46	476	387
Microsoft Corp.	4.500%	6/15/47	200	182
Microsoft Corp.	2.525%	6/1/50	1,329	834
Microsoft Corp.	2.500%	9/15/50	300	187
Microsoft Corp.	2.921%	3/17/52	964	647
Microsoft Corp.	2.675%	6/1/60	944	563
Microsoft Corp.	3.041%	3/17/62	356	231
Motorola Solutions Inc.	4.600%	2/23/28	125	125
Motorola Solutions Inc.	5.500%	9/1/44	75	73
NetApp Inc.	2.375%	6/22/27	100	95
NetApp Inc.	2.700%	6/22/30	200	179
NetApp Inc.	5.500%	3/17/32	134	135
NetApp Inc.	5.700%	3/17/35	122	122
Nokia OYJ	6.625%	5/15/39	90	92
NVIDIA Corp.	3.200%	9/16/26	200	197
NVIDIA Corp.	1.550%	6/15/28	250	231
NVIDIA Corp.	2.850%	4/1/30	300	280
NVIDIA Corp.	2.000%	6/15/31	250	218
NVIDIA Corp.	3.500%	4/1/40	200	168
NVIDIA Corp.	3.500%	4/1/50	750	569
NVIDIA Corp.	3.700%	4/1/60	113	84
NXP BV / NXP Funding LLC	5.550%	12/1/28	75	77
NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	450	441
NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	200	186
NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	200	173
NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/32	412	353
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	5/11/41	200	147
Oracle Corp.	2.650%	7/15/26	561	548
Oracle Corp.	2.800%	4/1/27	388	376
Oracle Corp.	2.300%	3/25/28	300	282
Oracle Corp.	4.500%	5/6/28	35	35
Oracle Corp.	4.800%	8/3/28	400	403
Oracle Corp.	4.200%	9/27/29	457	448
Oracle Corp.	6.150%	11/9/29	225	238
Oracle Corp.	2.950%	4/1/30	550	505
Oracle Corp.	4.650%	5/6/30	100	100
Oracle Corp.	2.875%	3/25/31	1,222	1,094
Oracle Corp.	5.250%	2/3/32	425	430
Oracle Corp.	4.300%	7/8/34	325	302
Oracle Corp.	4.700%	9/27/34	325	310
Oracle Corp.	3.900%	5/15/35	150	133
Oracle Corp.	5.500%	8/3/35	486	490

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oracle Corp.	3.850%	7/15/36	250	217
Oracle Corp.	3.800%	11/15/37	525	442
Oracle Corp.	6.125%	7/8/39	164	171
Oracle Corp.	3.600%	4/1/40	605	475
Oracle Corp.	5.375%	7/15/40	852	812
Oracle Corp.	3.650%	3/25/41	386	299
Oracle Corp.	4.500%	7/8/44	250	210
Oracle Corp.	4.125%	5/15/45	425	335
Oracle Corp.	4.000%	7/15/46	523	400
Oracle Corp.	4.000%	11/15/47	600	455
Oracle Corp.	3.600%	4/1/50	1,120	776
Oracle Corp.	3.950%	3/25/51	575	422
Oracle Corp.	6.900%	11/9/52	355	391
Oracle Corp.	5.375%	9/27/54	200	182
Oracle Corp.	6.000%	8/3/55	345	344
Oracle Corp.	3.850%	4/1/60	475	325
Oracle Corp.	4.100%	3/25/61	261	186
Oracle Corp.	6.125%	8/3/65	590	589
Qorvo Inc.	4.375%	10/15/29	200	191
QUALCOMM Inc.	3.250%	5/20/27	400	392
QUALCOMM Inc.	1.300%	5/20/28	378	346
QUALCOMM Inc.	1.650%	5/20/32	414	338
QUALCOMM Inc.	5.400%	5/20/33	200	209
QUALCOMM Inc.	4.650%	5/20/35	200	197
QUALCOMM Inc.	4.300%	5/20/47	250	211
QUALCOMM Inc.	3.250%	5/20/50	200	139
QUALCOMM Inc.	4.500%	5/20/52	200	170
QUALCOMM Inc.	6.000%	5/20/53	200	211
Roper Technologies Inc.	3.800%	12/15/26	145	143
Roper Technologies Inc.	1.400%	9/15/27	500	464
Roper Technologies Inc.	4.200%	9/15/28	175	173
Roper Technologies Inc.	2.950%	9/15/29	125	116
Roper Technologies Inc.	2.000%	6/30/30	125	109
Roper Technologies Inc.	4.750%	2/15/32	50	49
Roper Technologies Inc.	4.900%	10/15/34	200	195
Salesforce Inc.	3.700%	4/11/28	325	320
Salesforce Inc.	1.500%	7/15/28	200	183
Salesforce Inc.	1.950%	7/15/31	300	258
Salesforce Inc.	2.700%	7/15/41	250	178
Salesforce Inc.	2.900%	7/15/51	244	158
Salesforce Inc.	3.050%	7/15/61	200	123
ServiceNow Inc.	1.400%	9/1/30	400	338
Skyworks Solutions Inc.	1.800%	6/1/26	200	193
Synopsys Inc.	4.550%	4/1/27	59	59
Synopsys Inc.	4.650%	4/1/28	79	79
Synopsys Inc.	4.850%	4/1/30	72	72
Synopsys Inc.	5.000%	4/1/32	114	114
Synopsys Inc.	5.700%	4/1/55	126	125
Teledyne FLIR LLC	2.500%	8/1/30	100	89
Teledyne Technologies Inc.	2.750%	4/1/31	300	267
Texas Instruments Inc.	1.125%	9/15/26	200	192
Texas Instruments Inc.	2.900%	11/3/27	94	91
Texas Instruments Inc.	2.250%	9/4/29	100	92
Texas Instruments Inc.	1.750%	5/4/30	210	184
Texas Instruments Inc.	1.900%	9/15/31	150	129
Texas Instruments Inc.	4.900%	3/14/33	200	202
Texas Instruments Inc.	4.850%	2/8/34	100	100
Texas Instruments Inc.	3.875%	3/15/39	142	125
Texas Instruments Inc.	4.150%	5/15/48	300	248
Texas Instruments Inc.	5.000%	3/14/53	400	373
Texas Instruments Inc.	5.150%	2/8/54	200	190
Texas Instruments Inc.	5.050%	5/18/63	262	240
TSMC Arizona Corp.	1.750%	10/25/26	400	384
TSMC Arizona Corp.	2.500%	10/25/31	200	177
TSMC Arizona Corp.	4.250%	4/22/32	200	196
TSMC Arizona Corp.	3.125%	10/25/41	200	156
TSMC Arizona Corp.	3.250%	10/25/51	200	148
TSMC Arizona Corp.	4.500%	4/22/52	200	186
VMware LLC	4.650%	5/15/27	100	100
VMware LLC	3.900%	8/21/27	300	295

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
VMware LLC	1.800%	8/15/28	200	182
VMware LLC	4.700%	5/15/30	150	149
VMware LLC	2.200%	8/15/31	300	255
Western Digital Corp.	2.850%	2/1/29	200	181
Workday Inc.	3.500%	4/1/27	200	196
Workday Inc.	3.700%	4/1/29	100	96
Workday Inc.	3.800%	4/1/32	200	185
Xilinx Inc.	2.375%	6/1/30	200	180
				90,755
Utilities (2.5%)
AEP Texas Inc.	3.950%	6/1/28	100	98
AEP Texas Inc.	5.450%	5/15/29	200	205
AEP Texas Inc.	2.100%	7/1/30	200	175
AEP Texas Inc.	5.700%	5/15/34	200	203
AEP Texas Inc.	3.800%	10/1/47	50	36
AEP Texas Inc.	5.250%	5/15/52	89	80
AEP Transmission Co. LLC	5.150%	4/1/34	50	50
AEP Transmission Co. LLC	4.000%	12/1/46	75	60
AEP Transmission Co. LLC	3.750%	12/1/47	100	75
AEP Transmission Co. LLC	3.800%	6/15/49	70	53
AEP Transmission Co. LLC	3.150%	9/15/49	70	47
AEP Transmission Co. LLC	3.650%	4/1/50	150	110
AEP Transmission Co. LLC	4.500%	6/15/52	400	333
AES Corp.	5.450%	6/1/28	200	203
AES Corp.	2.450%	1/15/31	300	256
AES Corp.	5.800%	3/15/32	308	311
Alabama Power Co.	1.450%	9/15/30	500	424
Alabama Power Co.	3.940%	9/1/32	331	312
Alabama Power Co.	6.125%	5/15/38	50	54
Alabama Power Co.	3.850%	12/1/42	25	20
Alabama Power Co.	4.150%	8/15/44	75	62
Alabama Power Co.	3.750%	3/1/45	150	116
Alabama Power Co.	4.300%	1/2/46	200	167
Alabama Power Co.	3.700%	12/1/47	50	38
Alabama Power Co.	3.450%	10/1/49	58	41
Alabama Power Co.	3.125%	7/15/51	107	70
Alabama Power Co.	3.000%	3/15/52	200	128
Algonquin Power & Utilities Corp.	5.365%	6/15/26	100	101
Ameren Corp.	5.700%	12/1/26	200	203
Ameren Corp.	1.950%	3/15/27	200	191
Ameren Corp.	3.500%	1/15/31	300	279
Ameren Corp.	5.375%	3/15/35	243	242
Ameren Illinois Co.	3.800%	5/15/28	75	74
Ameren Illinois Co.	4.950%	6/1/33	125	124
Ameren Illinois Co.	3.700%	12/1/47	150	113
Ameren Illinois Co.	3.250%	3/15/50	60	41
Ameren Illinois Co.	5.550%	7/1/54	200	198
American Electric Power Co. Inc.	3.200%	11/13/27	75	73
American Electric Power Co. Inc.	4.300%	12/1/28	150	148
American Electric Power Co. Inc.	5.200%	1/15/29	200	203
American Electric Power Co. Inc.	5.625%	3/1/33	200	205
American Electric Power Co. Inc.	3.250%	3/1/50	71	46
American Electric Power Co. Inc.	6.950%	12/15/54	175	179
American Electric Power Co. Inc.	7.050%	12/15/54	150	152
American Electric Power Co. Inc.	3.875%	2/15/62	150	142
American Water Capital Corp.	2.950%	9/1/27	325	314
American Water Capital Corp.	3.450%	6/1/29	125	120
American Water Capital Corp.	2.800%	5/1/30	100	91
American Water Capital Corp.	4.450%	6/1/32	250	242
American Water Capital Corp.	5.150%	3/1/34	150	151
American Water Capital Corp.	5.250%	3/1/35	241	242
American Water Capital Corp.	6.593%	10/15/37	50	55
American Water Capital Corp.	4.300%	9/1/45	100	84
American Water Capital Corp.	3.750%	9/1/47	100	76
American Water Capital Corp.	4.200%	9/1/48	100	81
American Water Capital Corp.	4.150%	6/1/49	125	100
American Water Capital Corp.	3.450%	5/1/50	100	70
American Water Capital Corp.	3.250%	6/1/51	98	66
Appalachian Power Co.	3.300%	6/1/27	500	487

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Appalachian Power Co.	5.650%	4/1/34	100	101
Appalachian Power Co.	4.500%	3/1/49	71	58
Appalachian Power Co.	3.700%	5/1/50	100	71
Arizona Public Service Co.	2.950%	9/15/27	50	48
Arizona Public Service Co.	5.700%	8/15/34	100	102
Arizona Public Service Co.	4.500%	4/1/42	225	192
Arizona Public Service Co.	4.350%	11/15/45	125	102
Arizona Public Service Co.	4.250%	3/1/49	100	79
Arizona Public Service Co.	3.350%	5/15/50	100	68
Arizona Public Service Co.	2.650%	9/15/50	100	59
Atmos Energy Corp.	3.000%	6/15/27	100	97
Atmos Energy Corp.	2.625%	9/15/29	100	92
Atmos Energy Corp.	5.900%	11/15/33	300	317
Atmos Energy Corp.	5.500%	6/15/41	200	202
Atmos Energy Corp.	4.150%	1/15/43	100	84
Atmos Energy Corp.	4.125%	10/15/44	50	41
Atmos Energy Corp.	3.375%	9/15/49	400	279
Atmos Energy Corp.	2.850%	2/15/52	200	123
Atmos Energy Corp.	5.000%	12/15/54	200	181
Avangrid Inc.	3.800%	6/1/29	195	188
Avista Corp.	4.350%	6/1/48	75	62
Avista Corp.	4.000%	4/1/52	72	54
Baltimore Gas & Electric Co.	2.400%	8/15/26	334	325
Baltimore Gas & Electric Co.	2.250%	6/15/31	100	87
Baltimore Gas & Electric Co.	5.300%	6/1/34	100	101
Baltimore Gas & Electric Co.	3.500%	8/15/46	100	73
Baltimore Gas & Electric Co.	3.750%	8/15/47	200	151
Baltimore Gas & Electric Co.	4.250%	9/15/48	50	40
Baltimore Gas & Electric Co.	3.200%	9/15/49	80	53
Baltimore Gas & Electric Co.	2.900%	6/15/50	100	63
Baltimore Gas & Electric Co.	5.400%	6/1/53	100	95
Baltimore Gas & Electric Co.	5.650%	6/1/54	100	98
Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	121
Berkshire Hathaway Energy Co.	3.700%	7/15/30	450	432
Berkshire Hathaway Energy Co.	1.650%	5/15/31	250	209
Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	106
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	237
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	143
Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	129
Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	38
Berkshire Hathaway Energy Co.	4.450%	1/15/49	100	83
Berkshire Hathaway Energy Co.	4.250%	10/15/50	200	159
Berkshire Hathaway Energy Co.	2.850%	5/15/51	200	123
Black Hills Corp.	3.150%	1/15/27	75	73
Black Hills Corp.	3.050%	10/15/29	70	65
Black Hills Corp.	4.350%	5/1/33	75	70
Black Hills Corp.	6.000%	1/15/35	300	310
Black Hills Corp.	4.200%	9/15/46	50	40
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	292
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	56
CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	106	105
CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	50	50
CenterPoint Energy Houston Electric LLC	5.050%	3/1/35	50	50
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	125	109
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	150	121
CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	100	64
CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	200	140
CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	56	50
CenterPoint Energy Inc.	1.450%	6/1/26	200	193
CenterPoint Energy Inc.	4.250%	11/1/28	21	21
CenterPoint Energy Inc.	5.400%	6/1/29	200	204
CenterPoint Energy Inc.	2.950%	3/1/30	80	73
CenterPoint Energy Inc.	2.650%	6/1/31	200	175
CenterPoint Energy Inc.	3.700%	9/1/49	50	36
CenterPoint Energy Inc.	6.850%	2/15/55	100	100
CenterPoint Energy Inc.	7.000%	2/15/55	50	51
CenterPoint Energy Inc.	6.700%	5/15/55	200	198
CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	98
CenterPoint Energy Resources Corp.	1.750%	10/1/30	100	86
CenterPoint Energy Resources Corp.	4.400%	7/1/32	200	192

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CenterPoint Energy Resources Corp.	5.400%	3/1/33	147	150
CenterPoint Energy Resources Corp.	5.400%	7/1/34	50	50
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	256
CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	41
Cleco Corporate Holdings LLC	3.743%	5/1/26	21	21
Cleco Corporate Holdings LLC	4.973%	5/1/46	125	108
Cleveland Electric Illuminating Co.	5.950%	12/15/36	175	181
CMS Energy Corp.	3.000%	5/15/26	75	74
CMS Energy Corp.	3.450%	8/15/27	50	49
CMS Energy Corp.	4.875%	3/1/44	75	67
CMS Energy Corp.	4.750%	6/1/50	100	94
Commonwealth Edison Co.	2.550%	6/15/26	223	219
Commonwealth Edison Co.	2.950%	8/15/27	75	73
Commonwealth Edison Co.	3.700%	8/15/28	145	142
Commonwealth Edison Co.	2.200%	3/1/30	50	45
Commonwealth Edison Co.	5.300%	6/1/34	50	51
Commonwealth Edison Co.	5.900%	3/15/36	150	158
Commonwealth Edison Co.	6.450%	1/15/38	175	191
Commonwealth Edison Co.	4.600%	8/15/43	75	66
Commonwealth Edison Co.	4.700%	1/15/44	175	156
Commonwealth Edison Co.	3.700%	3/1/45	75	58
Commonwealth Edison Co.	3.650%	6/15/46	100	75
Commonwealth Edison Co.	4.000%	3/1/48	150	118
Commonwealth Edison Co.	4.000%	3/1/49	125	97
Commonwealth Edison Co.	3.000%	3/1/50	200	129
Commonwealth Edison Co.	3.850%	3/15/52	200	150
Commonwealth Edison Co.	5.650%	6/1/54	100	99
Connecticut Light & Power Co.	3.200%	3/15/27	50	49
Connecticut Light & Power Co.	4.950%	1/15/30	200	203
Connecticut Light & Power Co.	4.950%	8/15/34	50	50
Connecticut Light & Power Co.	4.300%	4/15/44	150	127
Connecticut Light & Power Co.	4.000%	4/1/48	160	127
Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	600	528
Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	76	77
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	203
Consolidated Edison Co. of New York Inc.	5.125%	3/15/35	200	200
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	288
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	80
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	101
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	172
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	321
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	112
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	58
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	300	237
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	250	193
Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	200	210
Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	200	204
Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	100	100
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	55
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	120	97
Constellation Energy Generation LLC	5.600%	3/1/28	46	47
Constellation Energy Generation LLC	5.800%	3/1/33	134	139
Constellation Energy Generation LLC	6.125%	1/15/34	200	211
Constellation Energy Generation LLC	6.250%	10/1/39	210	220
Constellation Energy Generation LLC	5.750%	10/1/41	75	74
Constellation Energy Generation LLC	5.600%	6/15/42	155	150
Constellation Energy Generation LLC	6.500%	10/1/53	200	210
Consumers Energy Co.	3.800%	11/15/28	75	73
Consumers Energy Co.	4.700%	1/15/30	100	100
Consumers Energy Co.	3.600%	8/15/32	19	18
Consumers Energy Co.	4.625%	5/15/33	75	73
Consumers Energy Co.	3.950%	5/15/43	75	62
Consumers Energy Co.	3.250%	8/15/46	50	36
Consumers Energy Co.	3.950%	7/15/47	50	40
Consumers Energy Co.	4.050%	5/15/48	125	101
Consumers Energy Co.	4.350%	4/15/49	80	68
Consumers Energy Co.	3.100%	8/15/50	80	54
Consumers Energy Co.	3.500%	8/1/51	200	145
Consumers Energy Co.	4.200%	9/1/52	84	68
Consumers Energy Co.	2.500%	5/1/60	59	32

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Delmarva Power & Light Co.	4.150%	5/15/45	100	82
Dominion Energy Inc.	1.450%	4/15/26	200	194
Dominion Energy Inc.	2.850%	8/15/26	379	370
Dominion Energy Inc.	4.250%	6/1/28	125	124
Dominion Energy Inc.	3.375%	4/1/30	125	117
Dominion Energy Inc.	2.250%	8/15/31	250	213
Dominion Energy Inc.	4.350%	8/15/32	56	53
Dominion Energy Inc.	5.375%	11/15/32	200	202
Dominion Energy Inc.	6.300%	3/15/33	75	80
Dominion Energy Inc.	5.250%	8/1/33	250	249
Dominion Energy Inc.	5.950%	6/15/35	225	235
Dominion Energy Inc.	4.900%	8/1/41	280	253
Dominion Energy Inc.	4.050%	9/15/42	300	239
Dominion Energy Inc.	4.850%	8/15/52	200	171
Dominion Energy Inc.	7.000%	6/1/54	100	105
Dominion Energy Inc.	6.875%	2/1/55	100	103
Dominion Energy Inc.	6.625%	5/15/55	200	199
Dominion Energy South Carolina Inc.	2.300%	12/1/31	100	86
Dominion Energy South Carolina Inc.	6.625%	2/1/32	50	55
Dominion Energy South Carolina Inc.	5.300%	1/15/35	50	51
Dominion Energy South Carolina Inc.	6.050%	1/15/38	125	133
Dominion Energy South Carolina Inc.	5.450%	2/1/41	75	74
Dominion Energy South Carolina Inc.	4.600%	6/15/43	75	66
DTE Electric Co.	2.250%	3/1/30	450	403
DTE Electric Co.	2.625%	3/1/31	100	90
DTE Electric Co.	3.000%	3/1/32	250	223
DTE Electric Co.	5.200%	3/1/34	50	50
DTE Electric Co.	4.000%	4/1/43	225	186
DTE Electric Co.	3.700%	6/1/46	50	38
DTE Electric Co.	3.750%	8/15/47	100	77
DTE Electric Co.	3.950%	3/1/49	78	62
DTE Electric Co.	2.950%	3/1/50	150	98
DTE Electric Co.	3.650%	3/1/52	250	185
DTE Energy Co.	2.850%	10/1/26	300	292
DTE Energy Co.	4.950%	7/1/27	100	101
DTE Energy Co.	4.875%	6/1/28	200	201
DTE Energy Co.	5.100%	3/1/29	200	202
DTE Energy Co.	3.400%	6/15/29	94	89
DTE Energy Co.	2.950%	3/1/30	60	55
DTE Energy Co.	5.200%	4/1/30	116	117
DTE Energy Co.	5.850%	6/1/34	450	465
Duke Energy Carolinas LLC	3.950%	11/15/28	125	123
Duke Energy Carolinas LLC	6.000%	12/1/28	125	131
Duke Energy Carolinas LLC	2.450%	8/15/29	200	183
Duke Energy Carolinas LLC	2.450%	2/1/30	100	91
Duke Energy Carolinas LLC	4.850%	3/15/30	100	101
Duke Energy Carolinas LLC	2.550%	4/15/31	200	177
Duke Energy Carolinas LLC	4.950%	1/15/33	175	175
Duke Energy Carolinas LLC	4.850%	1/15/34	200	197
Duke Energy Carolinas LLC	5.250%	3/15/35	150	152
Duke Energy Carolinas LLC	6.100%	6/1/37	100	106
Duke Energy Carolinas LLC	6.000%	1/15/38	25	26
Duke Energy Carolinas LLC	6.050%	4/15/38	25	27
Duke Energy Carolinas LLC	5.300%	2/15/40	150	149
Duke Energy Carolinas LLC	4.000%	9/30/42	175	144
Duke Energy Carolinas LLC	3.875%	3/15/46	100	78
Duke Energy Carolinas LLC	3.700%	12/1/47	100	75
Duke Energy Carolinas LLC	3.200%	8/15/49	350	236
Duke Energy Carolinas LLC	5.400%	1/15/54	100	96
Duke Energy Corp.	3.150%	8/15/27	140	136
Duke Energy Corp.	4.300%	3/15/28	200	199
Duke Energy Corp.	2.450%	6/1/30	100	89
Duke Energy Corp.	2.550%	6/15/31	200	175
Duke Energy Corp.	5.750%	9/15/33	100	104
Duke Energy Corp.	5.450%	6/15/34	100	101
Duke Energy Corp.	4.800%	12/15/45	125	108
Duke Energy Corp.	3.750%	9/1/46	180	133
Duke Energy Corp.	4.200%	6/15/49	115	89
Duke Energy Corp.	3.500%	6/15/51	140	95
Duke Energy Corp.	5.000%	8/15/52	250	218

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Corp.	6.100%	9/15/53	350	355
	Duke Energy Corp.	5.800%	6/15/54	575	562
	Duke Energy Corp.	6.450%	9/1/54	150	150
	Duke Energy Corp.	3.250%	1/15/82	200	189
	Duke Energy Florida LLC	3.800%	7/15/28	100	98
	Duke Energy Florida LLC	2.500%	12/1/29	425	389
	Duke Energy Florida LLC	1.750%	6/15/30	100	87
	Duke Energy Florida LLC	2.400%	12/15/31	200	173
	Duke Energy Florida LLC	6.350%	9/15/37	225	246
	Duke Energy Florida LLC	6.400%	6/15/38	200	218
	Duke Energy Florida LLC	3.850%	11/15/42	100	80
	Duke Energy Florida LLC	3.400%	10/1/46	100	72
	Duke Energy Florida LLC	4.200%	7/15/48	100	80
	Duke Energy Florida LLC	6.200%	11/15/53	150	159
[3]	Duke Energy Florida Project Finance LLC	2.538%	9/1/31	65	62
	Duke Energy Indiana LLC	5.250%	3/1/34	100	101
	Duke Energy Indiana LLC	6.350%	8/15/38	590	641
	Duke Energy Indiana LLC	3.750%	5/15/46	175	133
	Duke Energy Ohio Inc.	2.125%	6/1/30	100	88
	Duke Energy Ohio Inc.	3.700%	6/15/46	25	19
	Duke Energy Ohio Inc.	5.550%	3/15/54	100	97
	Duke Energy Progress LLC	3.700%	9/1/28	175	171
	Duke Energy Progress LLC	2.000%	8/15/31	200	170
	Duke Energy Progress LLC	5.250%	3/15/33	350	356
	Duke Energy Progress LLC	5.100%	3/15/34	100	101
	Duke Energy Progress LLC	5.050%	3/15/35	201	200
	Duke Energy Progress LLC	4.375%	3/30/44	300	257
	Duke Energy Progress LLC	4.150%	12/1/44	100	82
	Duke Energy Progress LLC	3.700%	10/15/46	50	38
	Duke Energy Progress LLC	3.600%	9/15/47	50	37
	Duke Energy Progress LLC	2.900%	8/15/51	434	273
	Duke Energy Progress LLC	5.350%	3/15/53	150	143
	Duke Energy Progress LLC	5.550%	3/15/55	199	195
	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/30	54	51
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	100	83
	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/43	100	76
	Edison International	5.750%	6/15/27	25	25
	Edison International	5.250%	11/15/28	50	49
	Edison International	5.450%	6/15/29	100	99
	Edison International	6.950%	11/15/29	250	260
	Edison International	5.250%	3/15/32	60	57
	El Paso Electric Co.	6.000%	5/15/35	250	256
	El Paso Electric Co.	5.000%	12/1/44	75	66
	Emera US Finance LP	3.550%	6/15/26	150	148
	Emera US Finance LP	4.750%	6/15/46	245	202
	Enel Chile SA	4.875%	6/12/28	125	125
	Entergy Arkansas LLC	3.500%	4/1/26	50	50
	Entergy Arkansas LLC	5.450%	6/1/34	50	51
	Entergy Arkansas LLC	2.650%	6/15/51	500	294
	Entergy Arkansas LLC	5.750%	6/1/54	50	50
	Entergy Corp.	2.950%	9/1/26	200	195
	Entergy Corp.	2.800%	6/15/30	100	90
	Entergy Corp.	3.750%	6/15/50	300	214
	Entergy Corp.	7.125%	12/1/54	100	102
	Entergy Louisiana LLC	2.400%	10/1/26	75	73
	Entergy Louisiana LLC	3.120%	9/1/27	100	97
	Entergy Louisiana LLC	3.050%	6/1/31	100	91
	Entergy Louisiana LLC	4.000%	3/15/33	150	140
	Entergy Louisiana LLC	5.350%	3/15/34	50	51
	Entergy Louisiana LLC	5.150%	9/15/34	150	149
	Entergy Louisiana LLC	4.950%	1/15/45	150	134
	Entergy Louisiana LLC	4.200%	9/1/48	167	133
	Entergy Louisiana LLC	4.200%	4/1/50	100	80
	Entergy Louisiana LLC	2.900%	3/15/51	121	75
	Entergy Louisiana LLC	4.750%	9/15/52	150	130
	Entergy Louisiana LLC	5.700%	3/15/54	250	247
	Entergy Louisiana LLC	5.800%	3/15/55	175	174
	Entergy Mississippi LLC	2.850%	6/1/28	125	119
	Entergy Mississippi LLC	5.850%	6/1/54	200	199
	Entergy Mississippi LLC	5.800%	4/15/55	88	88

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Texas Inc.	4.000%	3/30/29	100	98
	Entergy Texas Inc.	1.750%	3/15/31	500	423
	Essential Utilities Inc.	4.800%	8/15/27	500	502
	Essential Utilities Inc.	3.566%	5/1/29	75	72
	Essential Utilities Inc.	2.704%	4/15/30	100	90
	Essential Utilities Inc.	4.276%	5/1/49	85	67
	Essential Utilities Inc.	3.351%	4/15/50	200	133
	Evergy Inc.	2.900%	9/15/29	400	370
	Evergy Inc.	6.650%	6/1/55	100	98
	Evergy Kansas Central Inc.	2.550%	7/1/26	150	147
	Evergy Kansas Central Inc.	3.100%	4/1/27	100	98
	Evergy Kansas Central Inc.	4.125%	3/1/42	510	428
	Evergy Kansas Central Inc.	4.100%	4/1/43	100	82
	Evergy Kansas Central Inc.	4.250%	12/1/45	25	21
	Evergy Kansas Central Inc.	3.250%	9/1/49	100	67
	Evergy Metro Inc.	2.250%	6/1/30	100	89
	Evergy Metro Inc.	4.950%	4/15/33	100	99
	Evergy Metro Inc.	5.400%	4/1/34	250	254
	Evergy Metro Inc.	5.300%	10/1/41	100	96
	Evergy Metro Inc.	4.200%	6/15/47	100	80
[5]	Evergy Missouri West Inc.	5.650%	6/1/34	50	51
	Eversource Energy	5.000%	1/1/27	200	202
	Eversource Energy	3.300%	1/15/28	100	97
	Eversource Energy	4.250%	4/1/29	200	196
	Eversource Energy	5.850%	4/15/31	400	416
	Eversource Energy	3.375%	3/1/32	119	107
	Eversource Energy	5.125%	5/15/33	100	99
	Eversource Energy	5.950%	7/15/34	100	104
	Eversource Energy	3.450%	1/15/50	200	138
	Exelon Corp.	3.400%	4/15/26	200	198
	Exelon Corp.	2.750%	3/15/27	250	242
	Exelon Corp.	5.150%	3/15/28	200	203
	Exelon Corp.	5.150%	3/15/29	100	102
	Exelon Corp.	5.450%	3/15/34	100	102
	Exelon Corp.	4.950%	6/15/35	225	217
	Exelon Corp.	5.625%	6/15/35	20	20
	Exelon Corp.	5.100%	6/15/45	145	131
	Exelon Corp.	5.600%	3/15/53	550	530
	Exelon Corp.	6.500%	3/15/55	85	85
	FirstEnergy Corp.	3.900%	7/15/27	100	98
	FirstEnergy Corp.	2.250%	9/1/30	150	131
	FirstEnergy Corp.	4.850%	7/15/47	150	128
	FirstEnergy Corp.	3.400%	3/1/50	250	170
	FirstEnergy Transmission LLC	4.550%	1/15/30	100	99
	FirstEnergy Transmission LLC	5.000%	1/15/35	50	49
	Florida Power & Light Co.	3.300%	5/30/27	50	49
	Florida Power & Light Co.	4.400%	5/15/28	200	200
	Florida Power & Light Co.	5.150%	6/15/29	150	154
	Florida Power & Light Co.	4.625%	5/15/30	200	201
	Florida Power & Light Co.	2.450%	2/3/32	200	173
	Florida Power & Light Co.	5.100%	4/1/33	200	202
	Florida Power & Light Co.	4.800%	5/15/33	200	199
	Florida Power & Light Co.	5.625%	4/1/34	25	26
	Florida Power & Light Co.	5.300%	6/15/34	150	154
	Florida Power & Light Co.	5.960%	4/1/39	325	346
	Florida Power & Light Co.	4.125%	2/1/42	170	144
	Florida Power & Light Co.	4.050%	6/1/42	125	105
	Florida Power & Light Co.	3.700%	12/1/47	150	114
	Florida Power & Light Co.	3.950%	3/1/48	275	218
	Florida Power & Light Co.	3.150%	10/1/49	205	139
	Florida Power & Light Co.	2.875%	12/4/51	500	316
	Florida Power & Light Co.	5.700%	3/15/55	60	61
	Florida Power & Light Co.	5.800%	3/15/65	60	61
	Fortis Inc.	3.055%	10/4/26	195	191
	Georgia Power Co.	3.250%	4/1/26	100	99
	Georgia Power Co.	5.004%	2/23/27	75	76
	Georgia Power Co.	4.650%	5/16/28	200	201
	Georgia Power Co.	4.550%	3/15/30	500	499
	Georgia Power Co.	4.850%	3/15/31	184	185
	Georgia Power Co.	4.950%	5/17/33	200	199

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Power Co.	5.250%	3/15/34	150	152
	Georgia Power Co.	5.200%	3/15/35	510	513
	Georgia Power Co.	4.750%	9/1/40	175	162
	Georgia Power Co.	4.300%	3/15/43	100	85
	Georgia Power Co.	5.125%	5/15/52	150	139
	Iberdrola International BV	6.750%	7/15/36	75	85
	Idaho Power Co.	5.200%	8/15/34	50	50
	Idaho Power Co.	5.500%	3/15/53	150	145
	Idaho Power Co.	5.800%	4/1/54	200	201
	Indiana Michigan Power Co.	3.850%	5/15/28	250	245
	Indiana Michigan Power Co.	4.250%	8/15/48	100	80
	Indiana Michigan Power Co.	5.625%	4/1/53	100	98
	Interstate Power & Light Co.	4.100%	9/26/28	125	123
	Interstate Power & Light Co.	3.600%	4/1/29	60	58
	Interstate Power & Light Co.	2.300%	6/1/30	100	88
	Interstate Power & Light Co.	4.950%	9/30/34	50	49
	Interstate Power & Light Co.	6.250%	7/15/39	50	54
	Interstate Power & Light Co.	3.700%	9/15/46	75	56
	Interstate Power & Light Co.	5.450%	9/30/54	100	95
	IPALCO Enterprises Inc.	5.750%	4/1/34	100	101
	ITC Holdings Corp.	3.350%	11/15/27	100	97
	ITC Holdings Corp.	5.300%	7/1/43	200	187
[5]	Jersey Central Power & Light Co.	5.100%	1/15/35	50	49
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	59	56
[3]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	200	195
	Kentucky Utilities Co.	5.125%	11/1/40	125	121
	Kentucky Utilities Co.	4.375%	10/1/45	100	83
	Kentucky Utilities Co.	3.300%	6/1/50	200	136
	Louisville Gas & Electric Co.	4.250%	4/1/49	170	136
	MidAmerican Energy Co.	3.100%	5/1/27	150	146
	MidAmerican Energy Co.	3.650%	4/15/29	200	194
	MidAmerican Energy Co.	6.750%	12/30/31	125	140
	MidAmerican Energy Co.	5.750%	11/1/35	125	131
	MidAmerican Energy Co.	4.800%	9/15/43	100	91
	MidAmerican Energy Co.	3.950%	8/1/47	100	79
	MidAmerican Energy Co.	3.650%	8/1/48	125	93
	MidAmerican Energy Co.	4.250%	7/15/49	200	163
	MidAmerican Energy Co.	5.850%	9/15/54	300	308
	MidAmerican Energy Co.	5.300%	2/1/55	125	119
	Mississippi Power Co.	4.250%	3/15/42	100	85
	National Fuel Gas Co.	4.750%	9/1/28	50	50
	National Fuel Gas Co.	2.950%	3/1/31	100	89
	National Fuel Gas Co.	5.950%	3/15/35	110	112
	National Grid plc	5.809%	6/12/33	300	309
	National Grid plc	5.418%	1/11/34	150	151
	National Grid USA	5.803%	4/1/35	50	51
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	100	96
	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/27	100	101
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/27	100	99
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	150	146
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	100	98
	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	75	76
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	300	292
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/29	200	204
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/30	300	304
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	100	90
	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	75	76
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	100	82
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	204	192
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	53	50
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/34	100	99
	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	75	74
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	100	82
	Nevada Power Co.	3.700%	5/1/29	200	194
	Nevada Power Co.	2.400%	5/1/30	75	67
	Nevada Power Co.	6.750%	7/1/37	75	84
	Nevada Power Co.	3.125%	8/1/50	150	97
	Nevada Power Co.	6.000%	3/15/54	100	102
	Nevada Power Co.	6.250%	5/15/55	50	50
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	245

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/28	150	152
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	222	224
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/29	150	151
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	100	96
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	100	92
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/30	250	253
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	500	443
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/32	225	229
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	179	179
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	214	213
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/35	585	590
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	204	187
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	150	143
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/54	225	230
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	200	203
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/55	400	399
	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	119
	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	100	98
	NiSource Inc.	3.490%	5/15/27	250	245
	NiSource Inc.	5.250%	3/30/28	200	203
	NiSource Inc.	5.200%	7/1/29	150	153
	NiSource Inc.	2.950%	9/1/29	200	186
	NiSource Inc.	3.600%	5/1/30	200	189
	NiSource Inc.	1.700%	2/15/31	300	251
	NiSource Inc.	5.350%	4/1/34	200	201
	NiSource Inc.	5.950%	6/15/41	77	78
	NiSource Inc.	5.650%	2/1/45	100	97
	NiSource Inc.	5.000%	6/15/52	63	56
	NiSource Inc.	6.375%	3/31/55	100	99
	NiSource Inc.	5.850%	4/1/55	120	119
	Northern States Power Co.	6.250%	6/1/36	75	83
	Northern States Power Co.	6.200%	7/1/37	50	54
	Northern States Power Co.	5.350%	11/1/39	175	175
	Northern States Power Co.	3.400%	8/15/42	105	80
	Northern States Power Co.	4.000%	8/15/45	50	41
	Northern States Power Co.	2.900%	3/1/50	250	161
	Northern States Power Co.	2.600%	6/1/51	63	38
	Northern States Power Co.	5.100%	5/15/53	150	139
	Northern States Power Co.	5.400%	3/15/54	200	194
	Northern States Power Co.	5.650%	6/15/54	200	201
	NorthWestern Corp.	4.176%	11/15/44	115	95
	NSTAR Electric Co.	3.200%	5/15/27	125	122
	NSTAR Electric Co.	3.250%	5/15/29	50	47
	NSTAR Electric Co.	4.850%	3/1/30	70	71
	NSTAR Electric Co.	5.400%	6/1/34	100	102
	NSTAR Electric Co.	5.500%	3/15/40	75	75
	NSTAR Electric Co.	4.950%	9/15/52	74	67
	OGE Energy Corp.	5.450%	5/15/29	50	51
	Oglethorpe Power Corp.	5.950%	11/1/39	50	52
	Oglethorpe Power Corp.	5.375%	11/1/40	275	266
	Oglethorpe Power Corp.	6.200%	12/1/53	150	153
[5]	Oglethorpe Power Corp.	5.800%	6/1/54	75	74
[5]	Oglethorpe Power Corp.	5.900%	2/1/55	175	175
	Ohio Edison Co.	6.875%	7/15/36	100	112
	Ohio Power Co.	5.650%	6/1/34	50	51
	Ohio Power Co.	4.150%	4/1/48	100	78
	Ohio Power Co.	4.000%	6/1/49	190	144
	Ohio Power Co.	2.900%	10/1/51	225	139
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	75	73
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	100	94
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	100	93
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	80	81
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	50	40
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	75	57
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	50	49
	Oncor Electric Delivery Co. LLC	4.650%	11/1/29	100	100
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	200	183
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	57
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	200	208
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	148

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	125	122
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	66
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	37	36
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	77
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	38
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	200	150
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	250	148
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	200	178
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	63	59
	Oncor Electric Delivery Co. LLC	5.550%	6/15/54	200	195
	ONE Gas Inc.	5.100%	4/1/29	100	102
	ONE Gas Inc.	2.000%	5/15/30	100	88
	ONE Gas Inc.	4.658%	2/1/44	125	111
	ONE Gas Inc.	4.500%	11/1/48	75	63
	Pacific Gas & Electric Co.	3.300%	3/15/27	500	486
	Pacific Gas & Electric Co.	3.300%	12/1/27	800	767
	Pacific Gas & Electric Co.	3.000%	6/15/28	200	188
	Pacific Gas & Electric Co.	3.750%	7/1/28	300	289
	Pacific Gas & Electric Co.	6.100%	1/15/29	520	537
	Pacific Gas & Electric Co.	5.550%	5/15/29	200	203
	Pacific Gas & Electric Co.	4.550%	7/1/30	400	387
	Pacific Gas & Electric Co.	2.500%	2/1/31	500	430
	Pacific Gas & Electric Co.	4.400%	3/1/32	81	76
	Pacific Gas & Electric Co.	5.900%	6/15/32	200	204
	Pacific Gas & Electric Co.	6.150%	1/15/33	200	206
	Pacific Gas & Electric Co.	6.400%	6/15/33	46	48
	Pacific Gas & Electric Co.	6.950%	3/15/34	140	152
	Pacific Gas & Electric Co.	5.700%	3/1/35	198	198
	Pacific Gas & Electric Co.	4.500%	7/1/40	500	424
	Pacific Gas & Electric Co.	4.300%	3/15/45	200	156
	Pacific Gas & Electric Co.	3.950%	12/1/47	200	146
	Pacific Gas & Electric Co.	4.950%	7/1/50	575	479
	Pacific Gas & Electric Co.	6.750%	1/15/53	500	522
	Pacific Gas & Electric Co.	6.700%	4/1/53	200	208
	Pacific Gas & Electric Co.	5.900%	10/1/54	300	284
	Pacific Gas & Electric Co.	6.150%	3/1/55	191	187
	PacifiCorp	3.500%	6/15/29	200	191
	PacifiCorp	2.700%	9/15/30	50	45
	PacifiCorp	5.300%	2/15/31	48	49
	PacifiCorp	7.700%	11/15/31	250	288
	PacifiCorp	5.450%	2/15/34	100	101
	PacifiCorp	5.250%	6/15/35	56	56
	PacifiCorp	6.100%	8/1/36	100	105
	PacifiCorp	6.250%	10/15/37	125	132
	PacifiCorp	6.350%	7/15/38	75	79
	PacifiCorp	6.000%	1/15/39	116	120
	PacifiCorp	4.100%	2/1/42	56	45
	PacifiCorp	4.125%	1/15/49	50	39
	PacifiCorp	4.150%	2/15/50	150	116
	PacifiCorp	5.350%	12/1/53	100	92
	PacifiCorp	5.500%	5/15/54	200	187
	PacifiCorp	5.800%	1/15/55	260	254
	PECO Energy Co.	4.900%	6/15/33	400	399
	PECO Energy Co.	3.900%	3/1/48	75	59
	PECO Energy Co.	2.800%	6/15/50	200	126
	PECO Energy Co.	5.250%	9/15/54	50	47
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	100	80
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	100	71
	PG&E Recovery Funding LLC	4.838%	6/1/35	150	150
	PG&E Recovery Funding LLC	5.256%	1/15/40	280	282
	PG&E Recovery Funding LLC	5.231%	6/1/42	150	149
	PG&E Recovery Funding LLC	5.536%	7/15/49	90	90
	PG&E Recovery Funding LLC	5.529%	6/1/51	150	149
[3]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/32	106	103
	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/33	39	38
[3]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/38	100	94
	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/39	75	73
	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/43	75	73
[3]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/49	250	218
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	200	192

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/53	100	88
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	75	70
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	110	105
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	75	76
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/35	100	99
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	44
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	54
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	200	134
	Potomac Electric Power Co.	5.200%	3/15/34	50	50
	Potomac Electric Power Co.	6.500%	11/15/37	250	279
	Potomac Electric Power Co.	4.150%	3/15/43	150	125
	Potomac Electric Power Co.	5.500%	3/15/54	50	49
	PPL Capital Funding Inc.	3.100%	5/15/26	100	98
	PPL Electric Utilities Corp.	5.000%	5/15/33	200	200
	PPL Electric Utilities Corp.	4.850%	2/15/34	97	96
	PPL Electric Utilities Corp.	6.250%	5/15/39	100	110
	PPL Electric Utilities Corp.	4.150%	10/1/45	155	129
	PPL Electric Utilities Corp.	3.950%	6/1/47	75	60
	Progress Energy Inc.	7.000%	10/30/31	119	132
	Public Service Co. of Colorado	3.700%	6/15/28	75	73
	Public Service Co. of Colorado	1.900%	1/15/31	100	86
	Public Service Co. of Colorado	1.875%	6/15/31	100	84
	Public Service Co. of Colorado	4.100%	6/1/32	50	48
	Public Service Co. of Colorado	5.350%	5/15/34	400	402
	Public Service Co. of Colorado	4.100%	6/15/48	75	58
	Public Service Co. of Colorado	2.700%	1/15/51	100	59
	Public Service Co. of Colorado	5.250%	4/1/53	200	184
	Public Service Co. of Colorado	5.750%	5/15/54	200	198
	Public Service Co. of New Hampshire	3.600%	7/1/49	75	55
	Public Service Co. of New Hampshire	5.150%	1/15/53	54	51
	Public Service Co. of Oklahoma	5.250%	1/15/33	85	85
	Public Service Co. of Oklahoma	5.200%	1/15/35	100	99
	Public Service Electric & Gas Co.	3.000%	5/15/27	75	73
	Public Service Electric & Gas Co.	3.200%	5/15/29	70	67
	Public Service Electric & Gas Co.	2.450%	1/15/30	50	46
	Public Service Electric & Gas Co.	5.200%	3/1/34	100	102
	Public Service Electric & Gas Co.	4.850%	8/1/34	400	396
	Public Service Electric & Gas Co.	5.050%	3/1/35	100	101
	Public Service Electric & Gas Co.	3.800%	3/1/46	250	195
	Public Service Electric & Gas Co.	3.850%	5/1/49	200	155
	Public Service Electric & Gas Co.	3.150%	1/1/50	200	136
	Public Service Electric & Gas Co.	2.050%	8/1/50	500	265
	Public Service Electric & Gas Co.	5.300%	8/1/54	250	240
	Public Service Electric & Gas Co.	5.500%	3/1/55	100	99
	Public Service Enterprise Group Inc.	5.875%	10/15/28	100	104
	Public Service Enterprise Group Inc.	5.200%	4/1/29	200	204
	Public Service Enterprise Group Inc.	1.600%	8/15/30	500	424
	Puget Energy Inc.	4.100%	6/15/30	100	95
[5]	Puget Energy Inc.	5.725%	3/15/35	120	120
	Puget Sound Energy Inc.	5.330%	6/15/34	100	101
	Puget Sound Energy Inc.	6.274%	3/15/37	125	135
	Puget Sound Energy Inc.	5.757%	10/1/39	125	129
	Puget Sound Energy Inc.	4.300%	5/20/45	100	83
	Puget Sound Energy Inc.	4.223%	6/15/48	125	101
	Puget Sound Energy Inc.	3.250%	9/15/49	90	61
	Puget Sound Energy Inc.	5.685%	6/15/54	50	49
	San Diego Gas & Electric Co.	2.500%	5/15/26	250	245
	San Diego Gas & Electric Co.	1.700%	10/1/30	500	425
	San Diego Gas & Electric Co.	3.000%	3/15/32	200	175
	San Diego Gas & Electric Co.	5.400%	4/15/35	94	95
	San Diego Gas & Electric Co.	4.500%	8/15/40	100	89
	San Diego Gas & Electric Co.	3.750%	6/1/47	75	56
	San Diego Gas & Electric Co.	3.320%	4/15/50	100	68
	San Diego Gas & Electric Co.	3.700%	3/15/52	100	72
	San Diego Gas & Electric Co.	5.350%	4/1/53	150	141
	San Diego Gas & Electric Co.	5.550%	4/15/54	250	241
	SCE Recovery Funding LLC	4.697%	6/15/42	69	67
	SCE Recovery Funding LLC	2.943%	11/15/44	50	41
	SCE Recovery Funding LLC	3.240%	11/15/48	50	36
	SCE Recovery Funding LLC	5.112%	12/14/49	50	46

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sempra	3.250%	6/15/27	150	145
Sempra	3.400%	2/1/28	200	193
Sempra	3.800%	2/1/38	200	164
Sempra	6.000%	10/15/39	150	152
Sempra	4.000%	2/1/48	175	130
Sempra	4.125%	4/1/52	200	188
Sempra	6.400%	10/1/54	150	142
Sempra	6.875%	10/1/54	250	248
Sempra	6.550%	4/1/55	150	142
Sempra	6.625%	4/1/55	100	98
Sierra Pacific Power Co.	2.600%	5/1/26	100	98
Southern California Edison Co.	4.400%	9/6/26	100	100
Southern California Edison Co.	3.650%	3/1/28	100	97
Southern California Edison Co.	5.300%	3/1/28	200	202
Southern California Edison Co.	4.200%	3/1/29	75	73
Southern California Edison Co.	6.650%	4/1/29	75	77
Southern California Edison Co.	5.150%	6/1/29	200	201
Southern California Edison Co.	2.850%	8/1/29	275	252
Southern California Edison Co.	2.250%	6/1/30	300	262
Southern California Edison Co.	2.500%	6/1/31	200	172
Southern California Edison Co.	5.450%	6/1/31	200	203
Southern California Edison Co.	2.750%	2/1/32	130	111
Southern California Edison Co.	5.950%	11/1/32	200	205
Southern California Edison Co.	5.200%	6/1/34	250	244
Southern California Edison Co.	5.450%	3/1/35	150	149
Southern California Edison Co.	5.750%	4/1/35	75	76
Southern California Edison Co.	5.350%	7/15/35	200	196
Southern California Edison Co.	5.625%	2/1/36	125	123
Southern California Edison Co.	5.500%	3/15/40	100	95
Southern California Edison Co.	4.500%	9/1/40	275	235
Southern California Edison Co.	4.050%	3/15/42	208	163
Southern California Edison Co.	4.000%	4/1/47	335	249
Southern California Edison Co.	4.125%	3/1/48	100	75
Southern California Edison Co.	4.875%	3/1/49	100	83
Southern California Edison Co.	3.650%	6/1/51	200	137
Southern California Edison Co.	3.450%	2/1/52	200	131
Southern California Edison Co.	5.450%	6/1/52	100	90
Southern California Edison Co.	5.700%	3/1/53	200	187
Southern California Edison Co.	5.875%	12/1/53	150	144
Southern California Edison Co.	5.750%	4/15/54	150	141
Southern California Edison Co.	5.900%	3/1/55	150	144
Southern California Gas Co.	2.950%	4/15/27	200	194
Southern California Gas Co.	2.550%	2/1/30	150	136
Southern California Gas Co.	5.050%	9/1/34	100	99
Southern California Gas Co.	3.750%	9/15/42	75	58
Southern California Gas Co.	4.125%	6/1/48	75	58
Southern California Gas Co.	3.950%	2/15/50	70	53
Southern California Gas Co.	6.350%	11/15/52	300	320
Southern California Gas Co.	5.750%	6/1/53	100	98
Southern California Gas Co.	5.600%	4/1/54	50	49
Southern Co.	3.250%	7/1/26	350	345
Southern Co.	5.113%	8/1/27	200	202
Southern Co.	1.750%	3/15/28	300	277
Southern Co.	4.850%	6/15/28	200	202
Southern Co.	5.500%	3/15/29	150	155
Southern Co.	5.700%	10/15/32	90	94
Southern Co.	4.850%	3/15/35	500	484
Southern Co.	4.250%	7/1/36	200	182
Southern Co.	3.750%	9/15/51	200	195
Southern Co.	6.375%	3/15/55	312	321
Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	74
Southern Co. Gas Capital Corp.	1.750%	1/15/31	89	75
Southern Co. Gas Capital Corp.	5.150%	9/15/32	90	90
Southern Co. Gas Capital Corp.	4.950%	9/15/34	150	146
Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	76
Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	42
Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	82
Southern Power Co.	5.150%	9/15/41	100	94
Southern Power Co.	5.250%	7/15/43	50	47
Southern Power Co.	4.950%	12/15/46	75	66

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwest Gas Corp.	3.700%	4/1/28	50	49
	Southwest Gas Corp.	2.200%	6/15/30	350	308
	Southwest Gas Corp.	4.050%	3/15/32	200	187
	Southwest Gas Corp.	3.800%	9/29/46	75	56
	Southwest Gas Corp.	4.150%	6/1/49	25	19
	Southwestern Electric Power Co.	2.750%	10/1/26	445	433
	Southwestern Electric Power Co.	4.100%	9/15/28	100	98
	Southwestern Electric Power Co.	6.200%	3/15/40	75	80
	Southwestern Electric Power Co.	3.900%	4/1/45	100	77
	Southwestern Electric Power Co.	3.850%	2/1/48	175	128
	Southwestern Electric Power Co.	3.250%	11/1/51	200	130
	Southwestern Public Service Co.	4.500%	8/15/41	100	86
	Southwestern Public Service Co.	3.700%	8/15/47	75	55
	Southwestern Public Service Co.	3.750%	6/15/49	75	55
	Southwestern Public Service Co.	3.150%	5/1/50	100	65
	Southwestern Public Service Co.	6.000%	6/1/54	200	202
	Spire Missouri Inc.	5.150%	8/15/34	50	50
	System Energy Resources Inc.	5.300%	12/15/34	50	49
	Tampa Electric Co.	4.300%	6/15/48	75	61
	Tampa Electric Co.	4.450%	6/15/49	125	104
	Tampa Electric Co.	3.625%	6/15/50	50	36
	Tampa Electric Co.	5.000%	7/15/52	100	90
	Toledo Edison Co.	6.150%	5/15/37	75	81
	Tucson Electric Power Co.	5.200%	9/15/34	50	50
	Tucson Electric Power Co.	4.000%	6/15/50	100	76
	Tucson Electric Power Co.	5.500%	4/15/53	66	63
	Union Electric Co.	2.950%	6/15/27	72	70
	Union Electric Co.	2.950%	3/15/30	350	324
	Union Electric Co.	2.150%	3/15/32	200	168
	Union Electric Co.	5.200%	4/1/34	250	252
	Union Electric Co.	8.450%	3/15/39	150	192
	Union Electric Co.	3.650%	4/15/45	125	95
	Union Electric Co.	4.000%	4/1/48	175	137
	Union Electric Co.	3.250%	10/1/49	175	120
	Union Electric Co.	3.900%	4/1/52	100	76
	Union Electric Co.	5.250%	1/15/54	150	140
	Union Electric Co.	5.125%	3/15/55	50	46
	Virginia Electric & Power Co.	2.950%	11/15/26	276	270
	Virginia Electric & Power Co.	3.500%	3/15/27	250	246
	Virginia Electric & Power Co.	3.800%	4/1/28	150	147
	Virginia Electric & Power Co.	2.875%	7/15/29	275	257
	Virginia Electric & Power Co.	2.300%	11/15/31	200	172
	Virginia Electric & Power Co.	2.400%	3/30/32	200	171
	Virginia Electric & Power Co.	5.000%	4/1/33	200	198
	Virginia Electric & Power Co.	5.050%	8/15/34	50	49
	Virginia Electric & Power Co.	5.150%	3/15/35	200	198
	Virginia Electric & Power Co.	6.000%	1/15/36	125	132
	Virginia Electric & Power Co.	6.000%	5/15/37	150	157
	Virginia Electric & Power Co.	6.350%	11/30/37	50	54
	Virginia Electric & Power Co.	4.450%	2/15/44	125	107
	Virginia Electric & Power Co.	4.200%	5/15/45	75	61
	Virginia Electric & Power Co.	4.000%	11/15/46	100	79
	Virginia Electric & Power Co.	3.800%	9/15/47	100	76
	Virginia Electric & Power Co.	4.600%	12/1/48	175	150
	Virginia Electric & Power Co.	3.300%	12/1/49	98	67
	Virginia Electric & Power Co.	2.450%	12/15/50	110	62
	Virginia Electric & Power Co.	2.950%	11/15/51	200	124
	Virginia Electric & Power Co.	5.450%	4/1/53	200	191
	Virginia Electric & Power Co.	5.550%	8/15/54	50	48
	Virginia Electric & Power Co.	5.650%	3/15/55	200	196
[3]	Virginia Power Fuel Securitization LLC	5.088%	5/1/29	21	21
[3]	Virginia Power Fuel Securitization LLC	4.877%	5/1/33	150	152
	Washington Gas Light Co.	3.796%	9/15/46	100	76
	Washington Gas Light Co.	3.650%	9/15/49	30	22
	WEC Energy Group Inc.	1.375%	10/15/27	500	462
	WEC Energy Group Inc.	4.750%	1/15/28	250	251
	WEC Energy Group Inc.	2.200%	12/15/28	200	183
	Wisconsin Electric Power Co.	5.000%	5/15/29	100	102
	Wisconsin Electric Power Co.	4.750%	9/30/32	90	90
	Wisconsin Electric Power Co.	4.600%	10/1/34	50	48

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Electric Power Co.	4.300%	10/15/48	100	84
Wisconsin Electric Power Co.	5.050%	10/1/54	100	92
Wisconsin Power & Light Co.	5.375%	3/30/34	50	51
Wisconsin Power & Light Co.	6.375%	8/15/37	100	109
Wisconsin Power & Light Co.	3.650%	4/1/50	50	36
Wisconsin Public Service Corp.	4.550%	12/1/29	50	50
Wisconsin Public Service Corp.	3.300%	9/1/49	125	87
Xcel Energy Inc.	3.350%	12/1/26	75	73
Xcel Energy Inc.	1.750%	3/15/27	200	189
Xcel Energy Inc.	4.000%	6/15/28	75	73
Xcel Energy Inc.	2.600%	12/1/29	200	182
Xcel Energy Inc.	3.400%	6/1/30	250	233
Xcel Energy Inc.	4.600%	6/1/32	200	193
Xcel Energy Inc.	5.500%	3/15/34	200	201
Xcel Energy Inc.	5.600%	4/15/35	272	273
Xcel Energy Inc.	3.500%	12/1/49	100	68
				119,590
Total Corporate Bonds (Cost $1,310,312)				1,211,830
Sovereign Bonds (3.3%)
African Development Bank	0.875%	7/22/26	400	384
African Development Bank	4.625%	1/4/27	300	303
African Development Bank	4.125%	2/25/27	600	601
African Development Bank	4.375%	11/3/27	500	505
African Development Bank	4.375%	3/14/28	375	379
African Development Bank	3.500%	9/18/29	375	367
African Development Bank	5.750%	Perpetual	200	193
Asian Development Bank	2.000%	4/24/26	100	98
Asian Development Bank	4.875%	5/21/26	572	577
Asian Development Bank	2.625%	1/12/27	200	195
Asian Development Bank	4.125%	1/12/27	500	501
Asian Development Bank	1.500%	1/20/27	1,125	1,076
Asian Development Bank	2.375%	8/10/27	275	265
Asian Development Bank	6.220%	8/15/27	100	104
Asian Development Bank	3.125%	8/20/27	725	711
Asian Development Bank	2.500%	11/2/27	673	649
Asian Development Bank	4.375%	1/14/28	368	372
Asian Development Bank	3.750%	4/25/28	525	522
Asian Development Bank	1.250%	6/9/28	210	193
Asian Development Bank	5.820%	6/16/28	148	156
Asian Development Bank	4.500%	8/25/28	625	635
Asian Development Bank	3.125%	9/26/28	130	126
Asian Development Bank	4.375%	3/6/29	500	507
Asian Development Bank	3.625%	8/28/29	540	531
Asian Development Bank	1.750%	9/19/29	200	181
Asian Development Bank	1.875%	1/24/30	200	181
Asian Development Bank	0.750%	10/8/30	500	418
Asian Development Bank	1.500%	3/4/31	500	432
Asian Development Bank	3.125%	4/27/32	400	374
Asian Development Bank	3.875%	9/28/32	225	220
Asian Development Bank	4.000%	1/12/33	380	374
Asian Development Bank	3.875%	6/14/33	425	414
Asian Development Bank	4.125%	1/12/34	500	493
Asian Development Bank	4.375%	3/22/35	823	824
Asian Infrastructure Investment Bank	3.375%	6/29/25	200	199
Asian Infrastructure Investment Bank	4.875%	9/14/26	300	304
Asian Infrastructure Investment Bank	4.000%	1/18/28	450	450
Asian Infrastructure Investment Bank	4.125%	1/18/29	300	301
Asian Infrastructure Investment Bank	4.500%	1/16/30	295	300
Asian Infrastructure Investment Bank	4.250%	3/13/34	150	149
Canada	0.750%	5/19/26	800	771
Canada	3.750%	4/26/28	525	522
Canada	4.625%	4/30/29	355	363
Canada	4.000%	3/18/30	600	599
Corp. Andina de Fomento	4.750%	4/1/26	130	130
Corp. Andina de Fomento	2.250%	2/8/27	210	202
Corp. Andina de Fomento	6.000%	4/26/27	200	207
Corp. Andina de Fomento	4.125%	1/7/28	50	50
Corp. Andina de Fomento	5.000%	1/22/30	357	366

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Council of Europe Development Bank	3.750%	5/25/26	250	249
	Council of Europe Development Bank	0.875%	9/22/26	200	191
	Council of Europe Development Bank	3.625%	1/26/28	280	277
	Council of Europe Development Bank	4.125%	1/24/29	100	100
	Council of Europe Development Bank	4.500%	1/15/30	350	357
	Council Of Europe Development Bank	4.625%	6/11/27	124	126
	European Bank for Reconstruction & Development	4.375%	3/9/28	400	404
	European Bank for Reconstruction & Development	4.125%	1/25/29	800	803
	European Bank for Reconstruction & Development	4.250%	3/13/34	200	199
	European Investment Bank	0.750%	10/26/26	450	428
	European Investment Bank	1.375%	3/15/27	600	571
	European Investment Bank	4.375%	3/19/27	725	730
	European Investment Bank	2.375%	5/24/27	225	218
	European Investment Bank	0.625%	10/21/27	500	460
	European Investment Bank	3.250%	11/15/27	500	491
	European Investment Bank	3.875%	3/15/28	1,100	1,098
	European Investment Bank	3.875%	6/15/28	1,075	1,072
	European Investment Bank	4.500%	10/16/28	600	610
	European Investment Bank	4.000%	2/15/29	500	500
	European Investment Bank	4.750%	6/15/29	875	900
	European Investment Bank	1.625%	10/9/29	125	113
	European Investment Bank	3.750%	11/15/29	880	869
	European Investment Bank	4.500%	3/14/30	1,499	1,528
	European Investment Bank	0.875%	5/17/30	200	171
	European Investment Bank	3.625%	7/15/30	800	783
	European Investment Bank	0.750%	9/23/30	500	420
	European Investment Bank	3.750%	2/14/33	425	412
	European Investment Bank	4.125%	2/13/34	775	764
	European Investment Bank	4.625%	2/12/35	1,462	1,494
	European Investment Bank	4.875%	2/15/36	325	340
[6]	Export Development Canada	4.375%	6/29/26	550	552
[6]	Export Development Canada	3.000%	5/25/27	450	440
[6]	Export Development Canada	3.750%	9/7/27	440	438
[6]	Export Development Canada	3.875%	2/14/28	400	399
[6]	Export Development Canada	4.125%	2/13/29	600	602
[6]	Export Development Canada	4.750%	6/5/34	175	181
	Export-Import Bank of Korea	2.625%	5/26/26	200	196
	Export-Import Bank of Korea	4.625%	1/11/27	200	201
	Export-Import Bank of Korea	1.625%	1/18/27	200	191
	Export-Import Bank of Korea	4.000%	9/11/27	200	199
	Export-Import Bank of Korea	4.250%	9/15/27	200	200
	Export-Import Bank of Korea	4.625%	1/14/28	200	202
	Export-Import Bank of Korea	4.000%	9/11/29	200	197
	Export-Import Bank of Korea	1.250%	9/21/30	500	423
	Export-Import Bank of Korea	2.125%	1/18/32	200	170
	Export-Import Bank of Korea	5.125%	1/11/33	200	205
	Export-Import Bank of Korea	5.125%	9/18/33	200	205
	Export-Import Bank of Korea	2.500%	6/29/41	70	50
	Inter-American Development Bank	0.875%	4/20/26	500	484
	Inter-American Development Bank	4.500%	5/15/26	475	477
	Inter-American Development Bank	2.000%	6/2/26	750	732
	Inter-American Development Bank	2.000%	7/23/26	100	97
	Inter-American Development Bank	4.375%	2/1/27	400	403
	Inter-American Development Bank	2.375%	7/7/27	450	435
	Inter-American Development Bank	0.625%	9/16/27	800	738
	Inter-American Development Bank	4.000%	1/12/28	920	921
	Inter-American Development Bank	1.125%	7/20/28	300	274
	Inter-American Development Bank	3.125%	9/18/28	875	851
	Inter-American Development Bank	4.125%	2/15/29	500	502
	Inter-American Development Bank	4.500%	2/15/30	681	694
	Inter-American Development Bank	1.125%	1/13/31	350	296
	Inter-American Development Bank	3.625%	9/17/31	875	848
	Inter-American Development Bank	3.500%	4/12/33	400	380
	Inter-American Development Bank	4.500%	9/13/33	500	506
	Inter-American Development Bank	4.375%	7/17/34	349	350
	Inter-American Development Bank	3.875%	10/28/41	200	180
	Inter-American Development Bank	3.200%	8/7/42	100	82
	Inter-American Investment Corp.	3.625%	2/17/27	50	50
	Inter-American Investment Corp.	4.125%	2/15/28	250	251
	Inter-American Investment Corp.	4.750%	9/19/28	100	102

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Inter-American Investment Corp.	4.250%	2/14/29	175	176
[1]	Inter-American Investment Corp.	4.250%	4/1/30	295	296
	International Bank for Reconstruction & Development	4.750%	4/10/26	600	604
	International Bank for Reconstruction & Development	0.875%	7/15/26	525	504
	International Bank for Reconstruction & Development	4.000%	8/27/26	144	144
	International Bank for Reconstruction & Development	2.500%	11/22/27	350	337
	International Bank for Reconstruction & Development	0.750%	11/24/27	900	828
	International Bank for Reconstruction & Development	3.500%	7/12/28	875	862
	International Bank for Reconstruction & Development	4.625%	8/1/28	775	791
	International Bank for Reconstruction & Development	1.125%	9/13/28	1,500	1,363
	International Bank for Reconstruction & Development	3.625%	9/21/29	775	762
	International Bank for Reconstruction & Development	3.875%	10/16/29	918	911
	International Bank for Reconstruction & Development	1.750%	10/23/29	200	181
	International Bank for Reconstruction & Development	3.875%	2/14/30	650	644
	International Bank for Reconstruction & Development	4.125%	3/20/30	1,375	1,378
	International Bank for Reconstruction & Development	0.875%	5/14/30	400	341
	International Bank for Reconstruction & Development	4.000%	7/25/30	625	622
	International Bank for Reconstruction & Development	0.750%	8/26/30	800	672
	International Bank for Reconstruction & Development	4.000%	1/10/31	400	397
	International Bank for Reconstruction & Development	1.250%	2/10/31	650	553
	International Bank for Reconstruction & Development	4.500%	4/10/31	925	943
	International Bank for Reconstruction & Development	1.625%	11/3/31	1,500	1,280
	International Bank for Reconstruction & Development	4.625%	1/15/32	1,369	1,401
	International Bank for Reconstruction & Development	2.500%	3/29/32	200	179
	International Bank for Reconstruction & Development	4.750%	11/14/33	300	309
	International Bank for Reconstruction & Development	3.875%	8/28/34	513	495
	International Bank for Reconstruction & Development	4.750%	2/15/35	250	258
	International Finance Corp.	2.125%	4/7/26	600	588
	International Finance Corp.	4.375%	1/15/27	175	176
	International Finance Corp.	4.500%	1/21/28	204	207
	International Finance Corp.	4.500%	7/13/28	175	178
	International Finance Corp.	4.250%	7/2/29	700	706
[7]	Israel Government Aid Bond	5.500%	9/18/33	100	106
[8]	Japan Bank for International Cooperation	2.375%	4/20/26	200	196
[8]	Japan Bank for International Cooperation	4.250%	4/27/26	250	250
[8]	Japan Bank for International Cooperation	2.250%	11/4/26	200	194
[8]	Japan Bank for International Cooperation	2.875%	7/21/27	200	194
[8]	Japan Bank for International Cooperation	4.625%	7/22/27	1,000	1,010
[8]	Japan Bank for International Cooperation	2.750%	11/16/27	800	772
[8]	Japan Bank for International Cooperation	4.625%	7/19/28	125	127
[8]	Japan Bank for International Cooperation	3.250%	7/20/28	300	292
[8]	Japan Bank for International Cooperation	3.500%	10/31/28	350	342
[8]	Japan Bank for International Cooperation	2.125%	2/16/29	420	388
[8]	Japan Bank for International Cooperation	1.250%	1/21/31	500	422
[8]	Japan Bank for International Cooperation	4.375%	1/24/31	200	201
[8]	Japan Bank for International Cooperation	4.625%	4/17/34	200	202
[8]	Japan International Cooperation Agency	2.750%	4/27/27	300	291
[8]	Japan International Cooperation Agency	3.250%	5/25/27	200	196
[8]	Japan International Cooperation Agency	4.000%	5/23/28	150	149
[8]	Japan International Cooperation Agency	4.750%	5/21/29	98	100
[8]	Japan International Cooperation Agency	1.750%	4/28/31	200	172
[9]	KFW	3.625%	4/1/26	575	572
[9]	KFW	4.625%	8/7/26	700	705
[9]	KFW	1.000%	10/1/26	1,000	957
[9]	KFW	4.375%	3/1/27	625	629
[9]	KFW	3.000%	5/20/27	560	549
[9]	KFW	3.500%	8/27/27	425	421
[9]	KFW	3.750%	2/15/28	800	795
[9]	KFW	2.875%	4/3/28	500	485
[9]	KFW	3.875%	5/15/28	545	544
	KFW	3.875%	6/15/28	750	748
[9]	KFW	4.000%	3/15/29	200	200
[9]	KFW	1.750%	9/14/29	175	159
[9]	KFW	4.625%	3/18/30	205	210
[9]	KFW	4.750%	10/29/30	275	284
[9]	KFW	4.125%	7/15/33	700	693
[9]	KFW	4.375%	2/28/34	275	277
[9]	KFW	0.000%	4/18/36	400	247
[9]	KFW	0.000%	6/29/37	200	117
	Korea Development Bank	5.375%	10/23/26	200	203

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Korea Development Bank	4.625%	2/15/27	200	201
	Korea Development Bank	1.375%	4/25/27	200	189
	Korea Development Bank	4.125%	10/16/27	200	199
	Korea Development Bank	4.625%	2/3/28	200	202
	Korea Development Bank	4.375%	2/15/28	450	451
	Korea Development Bank	4.875%	2/3/30	200	204
	Korea Development Bank	1.625%	1/19/31	400	341
	Korea Development Bank	4.375%	2/15/33	450	439
[9]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	267
[9]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	241
[9]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	275	274
[9]	Landwirtschaftliche Rentenbank	4.625%	4/17/29	240	245
[9]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	500	423
[9]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	200	210
	Nordic Investment Bank	4.375%	3/14/28	450	455
	Nordic Investment Bank	4.250%	2/28/29	225	227
[10]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	140	142
[10]	Oesterreichische Kontrollbank AG	4.750%	5/21/27	336	341
[10]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	400	397
[10]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	250	252
[10]	Oesterreichische Kontrollbank AG	4.125%	1/18/29	100	100
[10]	Oesterreichische Kontrollbank AG	3.750%	9/5/29	200	197
[10]	Oesterreichische Kontrollbank AG	4.500%	1/24/30	222	226
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	150	150
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	468	460
	Oriental Republic of Uruguay	5.750%	10/28/34	464	482
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	195	231
[3]	Oriental Republic of Uruguay	5.442%	2/14/37	156	158
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	200	170
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	695	645
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	370	331
[3]	Oriental Republic of Uruguay	5.250%	9/10/60	230	210
	Province of Alberta	3.300%	3/15/28	250	244
	Province of Alberta	4.500%	6/26/29	229	232
	Province of Alberta	1.300%	7/22/30	500	430
	Province of Alberta	4.500%	1/24/34	200	198
	Province of British Columbia	2.250%	6/2/26	300	294
	Province of British Columbia	0.900%	7/20/26	300	288
	Province of British Columbia	4.700%	1/24/28	786	798
	Province of British Columbia	4.800%	11/15/28	200	204
	Province of British Columbia	4.900%	4/24/29	600	616
	Province of British Columbia	4.200%	7/6/33	250	244
	Province of British Columbia	4.750%	6/12/34	544	548
	Province of Manitoba	2.125%	6/22/26	90	88
	Province of Manitoba	1.500%	10/25/28	350	320
	Province of Manitoba	4.300%	7/27/33	250	245
	Province of Manitoba	4.900%	5/31/34	156	159
	Province of New Brunswick	3.625%	2/24/28	105	103
	Province of Ontario	2.500%	4/27/26	250	246
	Province of Ontario	2.300%	6/15/26	900	881
	Province of Ontario	3.100%	5/19/27	600	588
	Province of Ontario	4.200%	1/18/29	350	350
	Province of Ontario	3.700%	9/17/29	500	490
	Province of Ontario	2.000%	10/2/29	585	532
	Province of Ontario	4.700%	1/15/30	426	434
	Province of Ontario	1.125%	10/7/30	500	424
	Province of Ontario	1.600%	2/25/31	600	516
	Province of Ontario	1.800%	10/14/31	200	171
	Province of Ontario	5.050%	4/24/34	321	331
	Province of Quebec	2.500%	4/20/26	200	197
	Province of Quebec	2.750%	4/12/27	850	827
	Province of Quebec	3.625%	4/13/28	250	246
	Province of Quebec	4.500%	4/3/29	440	445
	Province of Quebec	7.500%	9/15/29	475	537
	Province of Quebec	1.350%	5/28/30	400	347
	Province of Quebec	1.900%	4/21/31	1,200	1,047
	Province of Quebec	4.500%	9/8/33	275	273
	Province of Saskatchewan	4.650%	1/28/30	249	254
	Republic of Chile	2.750%	1/31/27	250	242
	Republic of Chile	3.240%	2/6/28	460	443

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Chile	4.850%	1/22/29	200	201
	Republic of Chile	2.450%	1/31/31	200	175
	Republic of Chile	2.550%	1/27/32	200	172
	Republic of Chile	2.550%	7/27/33	400	332
	Republic of Chile	3.500%	1/31/34	600	530
	Republic of Chile	4.950%	1/5/36	200	194
	Republic of Chile	5.650%	1/13/37	277	282
	Republic of Chile	3.100%	5/7/41	300	221
	Republic of Chile	4.340%	3/7/42	400	344
	Republic of Chile	3.500%	1/25/50	275	194
	Republic of Chile	4.000%	1/31/52	200	152
	Republic of Chile	5.330%	1/5/54	200	188
	Republic of Chile	3.100%	1/22/61	500	300
	Republic of Chile	3.250%	9/21/71	200	120
	Republic of Hungary	7.625%	3/29/41	240	271
	Republic of Indonesia	3.500%	1/11/28	200	194
	Republic of Indonesia	4.100%	4/24/28	200	197
	Republic of Indonesia	4.750%	2/11/29	425	425
	Republic of Indonesia	4.400%	3/10/29	300	296
	Republic of Indonesia	3.400%	9/18/29	200	189
	Republic of Indonesia	2.850%	2/14/30	200	182
	Republic of Indonesia	3.850%	10/15/30	200	190
	Republic of Indonesia	4.750%	9/10/34	200	193
	Republic of Indonesia	4.350%	1/11/48	725	596
	Republic of Indonesia	3.700%	10/30/49	200	147
	Republic of Indonesia	4.200%	10/15/50	430	344
	Republic of Indonesia	3.050%	3/12/51	400	257
	Republic of Indonesia	4.300%	3/31/52	200	160
	Republic of Indonesia	5.450%	9/20/52	200	191
	Republic of Indonesia	5.650%	1/11/53	200	196
	Republic of Indonesia	5.100%	2/10/54	200	182
	Republic of Indonesia	5.150%	9/10/54	200	184
	Republic of Indonesia	3.200%	9/23/61	200	123
	Republic of Indonesia	4.450%	4/15/70	200	158
	Republic of Italy	2.875%	10/17/29	400	371
	Republic of Italy	5.375%	6/15/33	475	490
	Republic of Italy	4.000%	10/17/49	500	367
	Republic of Italy	3.875%	5/6/51	400	279
	Republic of Korea	2.750%	1/19/27	1,000	976
	Republic of Korea	2.500%	6/19/29	200	187
	Republic of Korea	4.500%	7/3/29	200	203
	Republic of Korea	1.750%	10/15/31	200	171
	Republic of Korea	3.875%	9/20/48	125	105
	Republic of Panama	8.875%	9/30/27	238	257
	Republic of Panama	3.875%	3/17/28	460	437
	Republic of Panama	9.375%	4/1/29	200	223
	Republic of Panama	3.160%	1/23/30	200	174
	Republic of Panama	7.500%	3/1/31	200	207
	Republic of Panama	2.252%	9/29/32	500	364
	Republic of Panama	3.298%	1/19/33	200	156
	Republic of Panama	6.400%	2/14/35	400	376
[3]	Republic of Panama	6.700%	1/26/36	292	280
	Republic of Panama	6.875%	1/31/36	200	193
	Republic of Panama	8.000%	3/1/38	200	207
[3]	Republic of Panama	4.500%	5/15/47	100	66
[3]	Republic of Panama	4.500%	4/16/50	560	358
[3]	Republic of Panama	4.300%	4/29/53	400	244
	Republic of Panama	4.500%	4/1/56	500	305
[3]	Republic of Panama	3.870%	7/23/60	513	276
	Republic of Panama	4.500%	1/19/63	200	121
	Republic of Peru	2.844%	6/20/30	500	450
	Republic of Peru	2.783%	1/23/31	900	792
	Republic of Peru	1.862%	12/1/32	350	274
	Republic of Peru	8.750%	11/21/33	505	614
	Republic of Peru	3.000%	1/15/34	250	207
	Republic of Peru	5.375%	2/8/35	50	49
[3]	Republic of Peru	6.550%	3/14/37	325	346
	Republic of Peru	3.300%	3/11/41	200	147
	Republic of Peru	5.625%	11/18/50	200	190
	Republic of Peru	3.550%	3/10/51	300	207

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Republic of Peru	5.875%	8/8/54	320	310
Republic of Peru	3.600%	1/15/72	175	109
Republic of Peru	3.230%	7/28/21	525	282
Republic of Philippines	5.500%	3/30/26	225	227
Republic of Philippines	5.170%	10/13/27	300	304
Republic of Philippines	3.000%	2/1/28	400	383
Republic of Philippines	3.750%	1/14/29	200	194
Republic of Philippines	9.500%	2/2/30	300	362
Republic of Philippines	2.457%	5/5/30	200	180
Republic of Philippines	7.750%	1/14/31	400	460
Republic of Philippines	1.648%	6/10/31	200	166
Republic of Philippines	1.950%	1/6/32	200	166
Republic of Philippines	6.375%	1/15/32	200	215
Republic of Philippines	5.609%	4/13/33	300	309
Republic of Philippines	5.000%	7/17/33	200	198
Republic of Philippines	5.250%	5/14/34	200	201
Republic of Philippines	6.375%	10/23/34	550	601
Republic of Philippines	5.500%	2/4/35	200	205
Republic of Philippines	4.750%	3/5/35	200	194
Republic of Philippines	3.950%	1/20/40	400	340
Republic of Philippines	3.700%	3/1/41	400	322
Republic of Philippines	3.700%	2/2/42	350	279
Republic of Philippines	2.950%	5/5/45	200	136
Republic of Philippines	2.650%	12/10/45	200	128
Republic of Philippines	3.200%	7/6/46	500	350
Republic of Philippines	5.950%	10/13/47	200	207
Republic of Philippines	5.600%	5/14/49	200	198
Republic of Philippines	5.175%	9/5/49	200	186
Republic of Philippines	5.900%	2/4/50	200	206
Republic of Poland	3.250%	4/6/26	500	494
Republic of Poland	5.500%	11/16/27	225	231
Republic of Poland	4.625%	3/18/29	300	300
Republic of Poland	4.875%	2/12/30	500	505
Republic of Poland	5.750%	11/16/32	200	210
Republic of Poland	4.875%	10/4/33	400	394
Republic of Poland	5.125%	9/18/34	500	496
Republic of Poland	5.375%	2/12/35	475	478
Republic of Poland	5.500%	4/4/53	490	463
Republic of Poland	5.500%	3/18/54	600	564
State of Israel	5.375%	3/12/29	200	201
State of Israel	2.500%	1/15/30	200	177
State of Israel	5.375%	2/19/30	525	529
State of Israel	2.750%	7/3/30	350	309
State of Israel	4.500%	1/17/33	450	420
State of Israel	5.500%	3/12/34	600	595
State of Israel	5.625%	2/19/35	500	497
State of Israel	4.500%	1/30/43	200	169
State of Israel	4.125%	1/17/48	250	190
State of Israel	3.375%	1/15/50	200	130
State of Israel	3.875%	7/3/50	400	283
State of Israel	5.750%	3/12/54	500	460
State of Israel	4.500%	4/3/20	200	141
Svensk Exportkredit AB	4.875%	9/14/26	200	202
Svensk Exportkredit AB	2.250%	3/22/27	200	193
Svensk Exportkredit AB	3.750%	9/13/27	250	248
Svensk Exportkredit AB	4.125%	6/14/28	250	251
Svensk Exportkredit AB	4.250%	2/1/29	200	201
Svensk Exportkredit AB	4.875%	10/4/30	200	206
United Mexican States	4.150%	3/28/27	800	789
United Mexican States	3.750%	1/11/28	675	654
United Mexican States	4.500%	4/22/29	650	631
United Mexican States	5.000%	5/7/29	200	198
United Mexican States	3.250%	4/16/30	385	348
United Mexican States	6.000%	5/13/30	200	204
United Mexican States	2.659%	5/24/31	600	506
United Mexican States	8.300%	8/15/31	220	256
United Mexican States	4.750%	4/27/32	300	280
United Mexican States	7.500%	4/8/33	100	110
United Mexican States	4.875%	5/19/33	250	231
United Mexican States	6.750%	9/27/34	200	210

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United Mexican States	6.350%	2/9/35	300	301
United Mexican States	6.000%	5/7/36	701	679
United Mexican States	6.875%	5/13/37	725	745
United Mexican States	6.050%	1/11/40	633	599
United Mexican States	4.280%	8/14/41	665	506
United Mexican States	4.750%	3/8/44	765	596
United Mexican States	5.550%	1/21/45	200	177
United Mexican States	4.600%	1/23/46	600	448
United Mexican States	4.350%	1/15/47	360	258
United Mexican States	4.600%	2/10/48	255	188
United Mexican States	4.500%	1/31/50	200	144
United Mexican States	5.000%	4/27/51	600	462
United Mexican States	4.400%	2/12/52	300	209
United Mexican States	6.338%	5/4/53	600	547
United Mexican States	6.400%	5/7/54	438	401
United Mexican States	7.375%	5/13/55	450	461
United Mexican States	3.771%	5/24/61	800	468
United Mexican States	5.750%	10/12/10	342	269
Total Sovereign Bonds (Cost $164,741)				155,112
Taxable Municipal Bonds (0.5%)
Alabama Economic Settlement Authority Miscellaneous Revenue	3.163%	9/15/25	15	15
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/50	175	222
American Municipal Power Inc. Electric Power & Light Revenue (MELDAHL Hydroelectric Project)	7.499%	2/15/50	50	58
Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	50	57
Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	250	267
Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	100	117
Bay Area Toll Authority Highway Revenue	6.907%	10/1/50	100	116
Bay Area Toll Authority Highway Revenue	3.126%	4/1/55	100	68
California Earthquake Authority Miscellaneous Revenue	5.603%	7/1/27	60	61
California GO	2.650%	4/1/26	75	74
California GO	1.700%	2/1/28	100	93
California GO	3.500%	4/1/28	150	147
California GO	5.125%	9/1/29	100	103
California GO	2.500%	10/1/29	70	65
California GO	6.000%	3/1/33	100	109
California GO	4.500%	4/1/33	190	188
California GO	7.500%	4/1/34	350	405
California GO	5.150%	9/1/34	50	51
California GO	5.125%	3/1/38	100	100
California GO	4.600%	4/1/38	300	287
California GO	7.550%	4/1/39	630	762
California GO	7.300%	10/1/39	75	87
California GO	7.350%	11/1/39	375	437
California GO	7.625%	3/1/40	205	247
California GO	7.600%	11/1/40	200	244
California GO	5.200%	3/1/43	100	97
California State University College & University Revenue	3.899%	11/1/47	50	41
California State University College & University Revenue	2.975%	11/1/51	140	94
California State University College & University Revenue	5.183%	11/1/53	100	95
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.491%	11/1/39	50	51
Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	125	136
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	75	66
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.572%	1/1/54	40	35
Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	113	125
Clark County Department of Aviation Port, Airport & Marina Revenue	6.820%	7/1/45	100	113
Commonwealth Financing Authority Appropriations Revenue	3.807%	6/1/41	105	89
Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	100	91
Commonwealth of Massachusetts GO	5.456%	12/1/39	150	153
Commonwealth of Massachusetts GO	2.900%	9/1/49	100	69
Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/31	83	82
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.731%	6/1/40	50	52
Connecticut GO	5.090%	10/1/30	175	176
Connecticut GO	5.850%	3/15/32	200	214
Cook County IL GO	6.229%	11/15/34	50	53
Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	100	104
Dallas Area Rapid Transit Sales Tax Revenue	5.022%	12/1/48	50	46
Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	7.088%	1/1/42	75	84
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.994%	11/1/38	200	168
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.144%	11/1/45	75	56

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	100	87
[11]	Dallas Independent School District GO	6.450%	2/15/35	100	101
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	150	132
	East Bay Municipal Utility District Water System Water Revenue	5.874%	6/1/40	85	89
	Empire State Development Corp. Income Tax Revenue	3.900%	3/15/33	85	81
	Empire State Development Corp. Income Tax Revenue	5.770%	3/15/39	120	123
	Empire State Development Corp. Income Tax Revenue, Prere.	3.900%	3/15/29	15	15
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	140	114
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	229	251
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	140	154
	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.055%	4/1/57	70	79
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.115%	6/1/38	100	82
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	145	129
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/50	200	151
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	395	272
	Houston TX GO	6.290%	3/1/32	80	85
	Illinois GO	5.100%	6/1/33	1,416	1,414
	Illinois GO	6.630%	2/1/35	77	80
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	50	53
	Indiana Finance Authority Appropriations Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	75	54
	JobsOhio Beverage System Miscellaneous Revenue	3.985%	1/1/29	100	99
	JobsOhio Beverage System Miscellaneous Revenue	4.532%	1/1/35	100	99
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	75	61
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	7.618%	8/1/40	50	59
	Los Angeles Department of Water & Power Electric Power & Light Revenue	6.574%	7/1/45	100	106
	Los Angeles Department of Water & Power Water Revenue	6.603%	7/1/50	100	107
	Louisiana Gasoline & Fuel Sales Tax Revenue	2.952%	5/1/41	50	39
	Louisiana Local Government Environmental Facilities & Community Development Authority	3.615%	2/1/29	68	68
	Louisiana Local Government Environmental Facilities & Community Development Authority	5.081%	6/1/31	76	77
	Louisiana Local Government Environmental Facilities & Community Development Authority	4.145%	2/1/33	100	98
	Louisiana Local Government Environmental Facilities & Community Development Authority	5.048%	12/1/34	100	102
	Louisiana Local Government Environmental Facilities & Community Development Authority	4.475%	8/1/39	150	142
	Louisiana Local Government Environmental Facilities & Community Development Authority	5.198%	12/1/39	200	201
	Maryland Economic Development Corp. College & University Revenue	5.942%	5/31/57	75	76
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/56	98	96
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.197%	7/1/50	150	103
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	100	103
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	50	42
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	100	77
	Metropolitan Government of Nashville & Davidson County Convention Center Authority Hotel Occupancy Tax Revenue	6.731%	7/1/43	50	54
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/39	350	413
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	15	13
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/46	85	103
	Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/38	100	103
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.280%	10/1/41	125	112
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.224%	11/1/55	100	104
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	75	66
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	200	164
	Michigan State University College & University Revenue	4.496%	8/15/48	50	45
	Michigan State University College & University Revenue	4.165%	8/15/22	100	73
	Mississippi GO	5.245%	11/1/34	50	50
	Missouri Health & Educational Facilities Authority College & University Revenue	3.229%	5/15/50	100	71
	Missouri Health & Educational Facilities Authority College & University Revenue	3.652%	8/15/57	100	74
[12]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	225	237
	New Jersey Rutgers State University College & University Revenue	5.665%	5/1/40	50	51
	New Jersey Rutgers State University College & University Revenue	3.270%	5/1/43	25	20
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/19	75	51
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/40	200	220
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	100	120
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	400	458
	New York City Municipal Water Finance Authority Water Revenue	5.750%	6/15/41	50	52
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/42	50	52
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/42	50	53
	New York City Municipal Water Finance Authority Water Revenue	5.440%	6/15/43	100	99
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/44	175	181
	New York NY GO	4.610%	9/1/37	200	193
	New York NY GO	5.517%	10/1/37	50	51
	New York NY GO	6.271%	12/1/37	100	108
	New York NY GO	5.828%	10/1/53	100	105

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	100	102
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	85	74
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	150	169
	Ohio State University College & University Revenue	4.910%	6/1/40	100	97
	Ohio State University College & University Revenue	4.800%	6/1/11	100	86
	Ohio Turnpike & Infrastructure Commission Highway Revenue	3.216%	2/15/48	75	55
	Oregon GO	5.892%	6/1/27	59	60
[13]	Oregon School Boards Association GO	5.528%	6/30/28	35	36
[14]	Oregon State University College & University Revenue	3.424%	3/1/60	150	107
	Pennsylvania Economic Development Financing Authority Intergovernmental Agreement Revenue	5.689%	6/1/54	125	126
	Pennsylvania State University College & University Revenue	2.790%	9/1/43	50	37
	Pennsylvania State University College & University Revenue	2.840%	9/1/50	100	67
	Pennsylvania Turnpike Commission Highway Revenue	5.511%	12/1/45	75	74
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/49	75	56
	Permanent University Fund - University of Texas System College & University Revenue	3.376%	7/1/47	50	39
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	75	80
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.960%	8/1/46	250	238
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	8/1/46	100	96
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.031%	9/1/48	30	25
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.139%	2/15/51	200	145
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	100	94
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	150	99
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	275	234
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	100	91
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	100	64
	Port of Morrow OR Nuclear Revenue (Bonneville Cooperation Project No. 7)	2.543%	9/1/40	100	75
	Regional Transportation District Sales Tax Revenue	5.844%	11/1/50	100	103
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	50	46
	Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/43	75	63
	Sales Tax Securitization Corp. Sales Tax Revenue	3.820%	1/1/48	50	40
	Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	1/1/48	100	92
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.839%	1/1/41	150	142
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	125	132
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/41	125	128
	San Diego County Water Authority Water Revenue	6.138%	5/1/49	100	105
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	100	113
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	3.375%	8/1/34	100	91
	South Carolina Public Service Authority Electric Power & Light Revenue	6.454%	1/1/50	100	108
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	250	235
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/30	250	221
	State Board of Administration Finance Corp. Miscellaneous Revenue	5.526%	7/1/34	150	154
	State Public School Building Authority Miscellaneous Revenue	5.000%	9/15/27	50	51
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	175	178
	Texas GO	5.517%	4/1/39	180	184
	Texas GO	4.681%	4/1/40	50	47
	Texas Natural Gas Securitization Finance Corp.	5.102%	4/1/35	301	305
	Texas Natural Gas Securitization Finance Corp.	5.169%	4/1/41	300	303
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	3.922%	12/31/49	175	140
[13]	Tucson AZ COP	2.856%	7/1/47	50	37
	University of California College & University Revenue	1.316%	5/15/27	100	94
	University of California College & University Revenue	1.614%	5/15/30	125	109
	University of California College & University Revenue	3.071%	5/15/51	100	66
	University of California College & University Revenue	4.858%	5/15/12	225	194
	University of California College & University Revenue	4.767%	5/15/15	100	84
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	350	379
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	50	54
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	130	85
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	125	108
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/20	60	38
	University of Michigan College & University Revenue	2.437%	4/1/40	100	73
	University of Michigan College & University Revenue	2.562%	4/1/50	100	62
	University of Michigan College & University Revenue	4.454%	4/1/22	225	182
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/49	65	47
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/19	100	65
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	100	96
	University of Texas System Regents College & University Revenue	3.354%	8/15/47	50	38
	University of Texas System Regents College & University Revenue	2.439%	8/15/49	50	31
	University of Virginia College & University Revenue	2.256%	9/1/50	335	193

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Virginia College & University Revenue	4.179%	9/1/17	50	38
[13]	Wisconsin Appropriations Revenue	5.700%	5/1/26	35	35
	Wisconsin Appropriations Revenue	3.954%	5/1/36	250	232
	Wisconsin Appropriations Revenue, ETM	3.154%	5/1/27	100	98
Total Taxable Municipal Bonds (Cost $25,929)					23,312
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[15]	Vanguard Market Liquidity Fund (Cost $21,790)	4.342%		217,915	21,789
Total Investments (99.7%) (Cost $5,054,604)					4,690,694
			Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (0.0%)
[1,2,3]	UMBS Pool (Proceeds ($1,165)	3.000%	4/15/55	(1,350)	(1,170)
Other Assets and Liabilities—Net (0.3%)					13,631
Net Assets (100%)					4,703,155
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2025.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the aggregate value was $12,247, representing 0.3% of net assets.
6	Guaranteed by the Government of Canada.
7	U.S. government-guaranteed.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Republic of Austria.
11	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
UMBS—Uniform Mortgage-Backed Securities.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The

Total Bond Market Index Portfolio
portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
C.	Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The portfolio forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the portfolio is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the portfolio receives a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,169,996	—	3,169,996
Asset-Backed/Commercial Mortgage-Backed Securities	—	108,655	—	108,655
Corporate Bonds	—	1,211,830	—	1,211,830
Sovereign Bonds	—	155,112	—	155,112
Taxable Municipal Bonds	—	23,312	—	23,312
Temporary Cash Investments	21,789	—	—	21,789
Total	21,789	4,668,905	—	4,690,694
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(1,170)	—	(1,170)